As filed with the Securities and Exchange Commission on April 27, 2021

Registration No.        333-185573

811- 06032

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 15

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No.    335

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8511

Brian Stallworth, Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

             immediately upon filing pursuant to paragraph (b) of Rule 485

     X     on May 1, 2021 pursuant to paragraph (b) of Rule 485

             60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

             This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Transamerica Variable Annuity Series	Transamerica Inspire® Variable Annuity
Transamerica AxiomSM II	Transamerica Variable Annuity I-Share
Transamerica PrincipiumSM III	Transamerica LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	Transamerica LibertySM Variable Annuity
Transamerica ExtraSM Variable Annuity	Transamerica AxiomSM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2021

to the

Prospectus dated May 1, 2021

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are offering for the Retirement Income Max® rider as described in the prospectus.

The information listed below applies to applications signed on or after and rider election forms received on or after May 1, 2021.

We will file a new Rate Sheet Prospectus Supplement at least 10 business days prior to changing the rider fee percentages, growth percentage, and withdrawal percentages.

For riders issued as part of the new policy application process. In order to receive the terms listed below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

For riders issued to existing policy Owners: In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.

The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

Single	Joint
1.50%	1.60%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

1

GROWTH PERCENTAGE

5.00%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	3.75%	3.25%
65-80	5.00%	4.50%
≥ 81	5.50%	5.00%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	Transamerica Inspire® Variable Annuity	333-215598
Transamerica AxiomSM II	333-186029	Transamerica Variable Annuity I-Share	333-186031
Transamerica PrincipiumSM III	333-186030	Transamerica LandmarkSM Variable Annuity	33-33085
Transamerica FreedomSM Variable Annuity	33-56908	Transamerica LibertySM Variable Annuity	333-187911
Transamerica ExtraSM Variable Annuity	333-187910	Transamerica AxiomSM Variable Annuity	333-187913

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica Variable Annuity Series	Transamerica AxiomSM II
Transamerica Inspire® Variable Annuity	Transamerica Variable Annuity I-Share
Transamerica PrincipiumSM III	Transamerica AxiomSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	Transamerica ExtraSM Variable Annuity
Transamerica FreedomSM Variable Annuity	Transamerica LibertySM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2021

to the

Prospectus dated May 1, 2021

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 rider as described in the prospectus.

The information listed below applies to applications signed on or after and rider election forms received on or after May 1, 2021.

We will file a new Rate Sheet Prospectus Supplement at least 10 business days prior to changing the rider fee percentages, growth percentage, and withdrawal percentages.

For riders issued as part of the new policy application process. In order to receive the terms listed below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

For riders issued to existing policy Owners: In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing

The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

1

RIDER FEES

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.85%	1.95%
Base Benefit Designated Allocation Group B	1.40%	1.50%
Base Benefit Designated Allocation Group C	0.95%	1.05%
Death Benefit	0.40%	0.35%
Income Enhancement	0.30%	0.50%

GROWTH PERCENTAGE

5.00%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	3.50%	3.00%
65-80	4.75%	4.25%
≥ 81	5.25%	4.75%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	Transamerica AxiomSM II	333-186029
Transamerica Inspire® Variable Annuity	333-215598	Transamerica Variable Annuity I-Share	333-186031
Transamerica PrincipiumSM III	333-186030	Transamerica AxiomSM Variable Annuity	333-187913
Transamerica LandmarkSM Variable Annuity	33-33085	Transamerica ExtraSM Variable Annuity	333-187910
Transamerica FreedomSM Variable Annuity	33-56908	Transamerica LibertySM Variable Annuity	333-187911

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica Variable Annuity Series	Transamerica Inspire® Variable Annuity
Transamerica AxiomSM II	Transamerica PrincipiumSM III
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2021

to the

Prospectus dated May 1, 2021

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this Rate Sheet Prospectus Supplement to provide the premium and rebalance allocation requirements as well as the rider fee and withdrawal percentages that we are currently offering for the Transamerica Income Edge rider as described in the prospectus

The information listed below applies to applications signed on or after and rider election forms received on or after May 1, 2021.

We will file a new Rate Sheet Prospectus Supplement at least 10 business days prior to changing the rider fee percentages, required allocations and withdrawal percentages.

For riders issued as part of the new policy application process. In order to receive the terms listed below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

For riders issued to existing policy Owners: In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.

The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below.) The premium and rebalance allocation requirements will not change for the life of your policy. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

Single	Joint
1.45%	1.55%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

1

REQUIRED ALLOCATIONS

	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	30%	30%	N/A	N/A
Select Investment Options	0%	70%	0%	100%
Flexible Investment Options	0%	70%	0%	100%

  *The stable account is excluded from rebalancing

SINGLE LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage - Single Life Option**	Rider Years 6-10 Withdrawal Percentage - Single Life Option**	Rider Years 11+ Withdrawal Percentage - Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	3.75%	4.25%	4.75%
65-80	5.00%	5.50%	6.00%
≥ 81	5.50%	6.00%	6.50%

JOINT LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage - Joint Life Option**	Rider Years 6-10 Withdrawal Percentage - Joint Life Option**	Rider Years 11+ Withdrawal Percentage - Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	3.25%	3.75%	4.25%
65-80	4.50%	5.00%	5.50%
≥ 81	5.00%	5.50%	6.00%

** The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	Transamerica Inspire® Variable Annuity	333-215598
Transamerica AxiomSM II	333-186029	Transamerica PrincipiumSM III	333-186030
Transamerica Variable Annuity I-Share	333-186031

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

2

TRANSAMERICA VARIABLE ANNUITY SERIES
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) Administrative Office 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information You should know before You purchase a Transamerica Variable Annuity Series variable annuity. The prospectus describes a contract between each owner and joint owner (“You”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows You to allocate Your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on Your application and identified in Your policy. The C-Share, L-Share and X-Share classes of this product are no longer available for purchase by new policyowners.
This prospectus and the underlying fund prospectuses give You important information about the policies and the underlying fund portfolios. When delivered in connection with the sale of a new Policy, this prospectus must be accompanied by the applicable Rate Sheet Prospectus Supplements that specify the current rider fee, growth rate percentage (if applicable), withdrawal percentages and required allocations (if applicable). Please read them carefully before You invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elected the X-Share, we will add a premium enhancement to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing or other frequent (disruptive) trading. You will get no additional tax advantage from this variable annuity if You are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to Your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
We want to let You know that beginning January 1, 2021, we will no longer mail copies of shareholder reports for funds in Your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let You know by mail each time a report is posted. The notification will have a URL for accessing the report.
If You’ve already elected to receive documents from us electronically, You’re not affected by this change. You’re already receiving an email with a link to the reports so there’s nothing You need to do.
You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If You’d like this option, give us a call at (800)525-6205, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.

Prospectus Date: May 1, 2021
Statement of Additional Information Date: May 1, 2021

The subaccounts currently available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - The Bond Fund of AmericaSM - Class 2	American Funds - The Bond Fund of AmericaSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class
TA Aegon Sustainable Equity Income - Service Class	Transamerica Aegon Sustainable Equity Income VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class
TA BlackRock Government Money Market - Service Class	Transamerica BlackRock Government Money Market VP - Service Class
TA BlackRock iShares Edge 40- Service Class	Transamerica BlackRock iShares Edge 40 VP - Service Class
TA BlackRock iShares Edge 50 - Service Class	Transamerica BlackRock iShares Edge 50 VP - Service Class
TA BlackRock iShares Edge 75 - Service Class	Transamerica BlackRock iShares Edge 75 VP - Service Class
TA BlackRock iShares Edge 100 - Service Class	Transamerica BlackRock iShares Edge 100 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA International Growth - Service Class	Transamerica International Growth VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Morgan Stanley Global Allocation - Service Class	Transamerica Morgan Stanley Global Allocation VP - Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Class
TA MSCI EAFE Index - Service Class	Transamerica MSCI EAFE Index VP - Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical - Balanced VP - Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical - Conservative VP - Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical - Growth VP - Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA Rothschild & Co Large Cap Value - Service Class	Transamerica Rothschild & Co Large Cap Value VP - Service Class
TA S&P 500 Index - Service Class	Transamerica S&P 500 Index VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class

v

TABLE OF CONTENTS continued

GLOSSARY OF TERMS
Accumulation Unit - An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date. For more information on unit values, including how they are calculated after the Annuity Commencement Date, please see the Statement of Additional Information.
Adjusted Policy Value - The Policy Value increased or decreased by any Excess Interest Adjustment.
Administrative Office - Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
Annuitant - The person on whose life any annuity payments involving life contingencies will be based.
Annuitize (Annuitization) - When You switch from the accumulation phase to the income phase and we begin to make annuity payments to You (or Your payee).
Annuity Commencement Date - The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the Annuitant attains age 99 (earlier if required by state law).
Annuity Payment Option - A method of receiving a stream of annuity payments selected by the Owner.
Assumed Investment Return or AIR - The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
Business Day - A day when the New York Stock Exchange is open for regular trading. Business Day may be referred to as Market Day in Your policy.
Cash Value - The Adjusted Policy Value less any applicable surrender charge.
Death Proceeds - The amount payable upon death.
Excess Interest Adjustment - A positive or negative adjustment to amounts paid out or transferred from the Fixed Account Guaranteed Period Options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the Guaranteed Period Option. The Excess Interest Adjustment can either decrease or increase the amount to be received by the Owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The Excess Interest Adjustment will not decrease the interest credited to Your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
Fixed Account - One or more investment options under the policy that are part of our general assets and are not in the Separate Account.
Guaranteed Lifetime Withdrawal Benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider, the Retirement Income Choice® 1.6 rider and the Transamerica Income EdgeSM rider.
Guaranteed Minimum Accumulation Benefit - A benefit under the optional Guaranteed Principal SolutionSM (GPS) rider that provides a guaranteed future value.
Guaranteed Period Options - The various guaranteed interest rate periods of the Fixed Account which we may offer and into which premium payments may be paid or amounts transferred when available.
Nurse - A licensed registered Nurse or licensed practical Nurse.
Nursing Care - Skilled or intermediate care performed by a Nurse.
Owner (You, Your) - The person who may exercise all rights and privileges under the policy.
Physician - A doctor of medicine or osteopathy as set forth in Section 186 (r)(1) of the Social Security Act, as amended who is legally authorized to practice medicine and surgery within the United States by the jurisdiction in which he or she performs such function or action.
Policy Date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value - On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:
•	premium payments; minus
7

•	gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the Fixed Account; plus
•	accumulated gains in the Separate Account; minus
•	accumulated losses in the Separate Account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges (including those imposed upon termination), if any.
Policy Year - A Policy Year begins on the Policy Date and on each anniversary thereafter.
Separate Account - Separate Account VA B and Separate Account VA BNY, Separate Accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value - The portion of the Policy Value that is invested in the Separate Account.
Stable Account - A Fixed Account option, only available if You elect the Transamerica Income EdgeSM rider, to which You must allocate a portion of Your premium payments and Policy Value. Assets in the Stable Account are not subject to Separate Account Annual Expenses as set forth under FEE TABLE AND EXPENSE EXAMPLES.
Subaccount - A subdivision within the Separate Account, the assets of which are invested in a specified underlying fund portfolio.
Surrender Charge Free Amount - The amount that can be withdrawn each Policy Year without incurring any Surrender Charges. Please see “EXPENSES – Surrender Charges” for more explanation.
Valuation Period - The period of time from one determination of Accumulation Unit values and Annuity Unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each Business Day.
Written Notice - Written Notice, signed by the Owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
8

INTRODUCTION
How to buy this variable annuity
√ Choose a share class(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit(2,4)	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share (6)	$1,000	$5,000	none	1.55%
L-Share (5)	$1,000	$5,000	4 years	1.50%
X-Share (6)	$1,000	$5,000	9 years	1.50%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans). If you purchase the policy as an individual retirement annuity as part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan) or certain other employer sponsored programs, Your policy is referred to as a qualified policy. If You purchase the policy other than as part of any arrangement described in the preceding sentence, the policy is referred to as a nonqualified policy.
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on your application or electronic order form.
(5)	NO LONGER AVAILABLE FOR PURCHASE BY NEW POLICYOWNERS. The L-share has a shorter surrender charge schedule than the B-share and offers greater liquidity. You pay higher separate account charges for the life of your L-share policy in exchange for the greater liquidity. The B-share my be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw policy value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost policy. The L-share class may be more appropriate for someone who may want to surrender the policy or withdraw policy value in excess of the free withdrawal amount 5 years after making a contribution and is willing to pay a higher separate account charge. Purchasing an optional guaranteed living benefit or guaranteed withdrawal benefit under an L-share policy and paying a higher separate account charge for the life of the policy, in order to have greater liquidity, may not be compatible. This is because you must typically own your policy over the long-term in order to take full advantage of these types of guaranteed benefits. (For example, the longer you own the policy, the greater your withdrawal percentage might be, or there may be a certain number of years before you can use the benefit.) You should determine the appropriate balance among (a) greater liquidity; (b) the impact of the mortality and expense risk charge on your policy value; and (c) the period of time that you must own the policy to take full advantage of any optional benefit you elect
(6)	NO LONGER AVAILABLE FOR PURCHASE BY NEW POLICYOWNERS.
√ Choose investment options
•	Subaccounts – Invest in underlying funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits – No Longer Available	Guaranteed Principal SolutionSM(1, 2) (Provides protection of assets, retirement income for life with a broad range of investment choices)
Retirement Income Max®(1) (Provides retirement income for life with a conservative range of investment choices)
Retirement Income Choice® 1.6(1, 3)(Provides retirement income for life and income for long term care with a moderate range of investment choices
Transamerica Income EdgeSM(1) (Provides retirement income for life with a broad range of investment choices

Death Benefits	Return of Premium(1) (Total premiums, minus withdrawals) Annual Step-Up(1) (Largest Policy Value on any policy anniversary prior to 81)
Death Benefits – No Longer Available	Additional Death DistributionSM (1) (Pays an additional death benefit amount (based on earnings) Additional Death Distribution+SM(1) (Pays an additional death benefit amount (based on benefit base)
Liquidity Rider (only with B-Share Class)	Liquidity Rider (Reduces surrender charge to four years)
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
√ Complete our application or order form
√ Pay the applicable minimum initial deposit

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that You will pay when buying, owning, and surrendering the policy. We have included any applicable fees and expenses that differ based on share class. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that You will pay at the time that You buy the policy, surrender the policy, transfer Cash Value between investment options, or request special services. State premium taxes may also be deducted. State premium taxes currently range from 0% - 3.5%. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Share Classes	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered or withdrawn)(1)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee(2)	$10	$10	$10	$10
Special Service Fee(3)	$50*	$50*	$50*	$50*
* $0 - $25 for policies issued prior to May 1, 2015.
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including underlying fund portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.) Please Note: The C-Share, L-Share and X-Share classes of this product are no longer available for purchase by new policyowners.
Share Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge(4)	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit (as a percentage, annually, of average Separate Account Value)	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit (as a percentage, annually, of average Separate Account Value)	0.35%	0.35%	0.35%	0.35%

Share Classes	B-Share	C-Share	L-Share	X-Share
Fund Facilitation Fee (as a percentage, annually, of the net asset value of Subaccount)	0.30%	0.30%	0.30%	0.30%
Liquidity Rider (only available with B-Share) (as a percentage, annually, of average Separate Account Value)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%
Optional Death Benefit Riders – No Longer Available
Additional Death DistributionSM (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution+SM (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available (6)
Retirement Income Max® rider (annual charge - % of Withdrawal Base)* (for riders issued on or after May 1, 2017)	2.50%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2017)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued on or after May 1, 2017)
Death Benefit - (Single Life Option)* (annual charge - % of Withdrawal Base)	0.55%
Death Benefit - (Joint Life Option)* (annual charge - % of Withdrawal Base)	0.50%
Income EnhancementSM - (Single Life Option - Not available in NY)* (annual charge - % of Withdrawal Base)	0.45%
Income EnhancementSM - (Joint Life Option - Not available in NY)* (annual charge - % of Withdrawal Base)	0.65%
Transamerica Income EdgeSM rider (annual charge - % of Withdrawal Base)* (for riders issued on or after May 1, 2017)	2.50%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available
Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - % of Withdrawal Base)* (for riders issued prior to May 1, 2017)	2.00%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued May 1, 2014 to April 30, 2017)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued May 1, 2014 to April 30, 2017)
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

	Maximum	Current
Transamerica Income EdgeSM rider (annual charge - % of Withdrawal Base)* (for riders issued prior to May 1, 2017)	2.15%	1.40%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available
Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued prior to May 1, 2014)
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
Income LinkSM rider (annual charge - % of Withdrawal Base)	2.00%	1.25%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2020 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.41%
Highest Gross	1.27%
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge:
The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
2) Transfer Fee:
The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Service Fees:
We may deduct a charge for special services, including overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown above.

4) Annual Service Charge:
The annual service charge is assessed on each policy anniversary and at the time of surrender. The maximum annual service charge is the lesser of $50 per policy or 2% of the policy value.
Criteria for Potential Waiver	Potential Waiver Amount**
$50,000 thru $249,999.99*	up to $35
$250,000 or more*	up to $50
*	Based on the greater of policy value or sum of all premium payments less all withdrawals.
**	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
5) Separate Account Annual Expenses:
Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Annualized Fee %
American Funds - Asset Allocation FundSM - Class 2 American Funds - The Bond Fund of AmericaSM - Class 2 American Funds - Growth FundSM - Class 2 American Funds - Growth-Income FundSM - Class 2 American Funds - International FundSM - Class 2	0.30%
AB Balanced Wealth Strategy Portfolio - Class B State Street Total Return V.I.S. Fund - Class 3	0.20%
TA MSCI EAFE Index - Service Class TA S&P 500 Index - Service Class	0.15%
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Fund Facilitation fee, and Liquidity Rider (for the B-Share only), but does not include any Optional Rider Charges. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the policy value (if the X-Share was elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.

Transamerica Income EdgeSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the policy value. For riders issued prior to the date of this prospectus, the withdrawal percentage and growth rate percentage information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal and Growth Percentages”.
Income LinkSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the policy value (if the X-Share was elected, less any premium enhancement if the rider is added in the first policy year).
7) Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples(1):
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Examples assume that you invest $10,000 in the policy for the time periods indicated. The Examples also assume that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2020, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+SM rider and Retirement Income Choice® 1.6 rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,444	$1,493	$ 764	$1,478	$1,569
3 Years	$2,832	$2,967	$2,312	$2,927	$2,929
5 Years	$4,168	$3,885	$3,889	$3,866	$4,318
10 Years	$7,687	$7,816	$7,955	$7,920	$7,923
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 724	$ 773	$ 764	$ 758	$ 759
3 Years	$2,202	$2,337	$2,312	$2,297	$2,299
5 Years	$3,718	$3,885	$3,889	$3,866	$3,868
10 Years	$7,687	$7,816	$7,955	$7,920	$7,923
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distribution of the Policies.
1) Expense Examples:
The Examples don't reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Examples may be assessed during the income phase of the policy.

THE ANNUITY
This prospectus describes information You should know before You purchase the Transamerica Variable Annuity Series.
An annuity is a contract between You (the Owner) and an insurance company (in this case us), where the insurance company promises to pay You an income in the form of annuity payments. These payments begin on a designated date, referred to as the Annuity Commencement Date. Until the Annuity Commencement Date, Your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means You are not taxed until You take money out of Your annuity. After You Annuitize, Your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and Your rights are determined primarily by Your own policy.
The policy is a “flexible premium” annuity because after You purchase it, You can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the Annuity Commencement Date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of Your policy can go up or down based on the performance of Your Subaccounts. If You invest in the Separate Account, the amount of money You are able to accumulate in Your policy during the accumulation phase depends upon the performance of Your Subaccounts. You could lose the amount You allocate to the Separate Account. The amount of annuity payments You receive from the Separate Account during the income phase also depends upon the investment performance of Your Subaccounts.
We do not guarantee that the Fixed Account will always be available. If the Fixed Account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that You select.
Do not purchase this policy if You plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, You represent and warrant that You are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on Your application or electronic order form) payment;
•	the Annuitant, Owner, and any joint Owner are age 89 or younger (the limit may be lower for qualified policies)
•	the Owner and Annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from Internal Revenue Code Section 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to Your policy on the day that You leave Your premium payment with Your financial intermediary. Your financial intermediary may take up to seven Business Days to assess whether buying this policy is suitable for You. Your financial intermediary may send us Your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process Your policy. We will not begin to process Your policy during this period.
We will first begin our review only once we receive both Your initial premium payment and Your application (or an electronic order form). We will credit Your initial premium payment to Your policy within two Business Days after the Business Day that we receive Your initial premium payment, Your application (or order form) and once we determine that Your policy information is both complete and in good order. This time period is in addition to the time Your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five Business Days after the Business Day that we receive Your initial premium payment and Your application (or electronic order form), then we will notify You or Your financial intermediary, if applicable, and explain why we can't process Your policy. We will also return Your initial premium payment at that time unless You consent to us holding the premium up to 30 days. We must receive Your consent to hold prior to the market close on the fifth Business Day after receipt of the premium. If Your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit Your initial premium payment within two Business Days after Your information is both complete and in good order.
Neither we nor Your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to Your policy. You will not earn interest on Your initial premium payment during these review periods.
The date on which we credit Your initial premium payment to Your policy is generally the Policy Date. The Policy Date is used to determine Policy Years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, You can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first Policy Year, additional premium payments each Policy Year cannot, in the aggregate, without our prior approval, exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if You do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to Your policy as of the Business Day we receive Your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-Business Days or after our close of business on Business Days will receive next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same Owner or same Annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same Owner or same Annuitant issued by us or an affiliate. If You do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When You purchase a policy, we will allocate Your premium payment to the investment choices You select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless You request a different allocation. You could lose the amount You allocate to the Subaccounts.
If You allocate premium payments to the Dollar Cost Averaging program (if it is available), You must give us instructions regarding the Subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect Your Policy Value to change from Valuation Period to Valuation Period. A Valuation Period begins at the close of regular trading on the New York Stock Exchange on each Business Day and ends at the close of regular trading on the next succeeding Business Day. A Business Day is each day that the New York Stock Exchange is open for business. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern Time. Holidays are generally not Business Days.
Premium Enhancement (X-Share) – No Longer Available for New Issue. If You elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the premium payment will be added to the Policy Value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain Policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the Owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the Annuitant's age at the time of each premium payment. The percentage will decrease as the Annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, You should always consider the expenses along with the features and enhancements to be sure any annuity meets Your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
We will take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of Your Policy was negative (if the overall investment performance of Your Policy was positive you would be better off).
The Internal Revenue Code generally requires that interests in a qualified Policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified {olicy.
The premium enhancement may vary for certain policies and may not be available for all policies.

INVESTMENT OPTIONS
This policy offers You a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding Subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before You invest.
Note: If You received a summary prospectus for any of the underlying fund portfolios listed in “Appendix - Underlying Fund Portfolios Associated with the Subaccounts,” please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedge ability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of Cash Value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from Owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
If You elect a Guaranteed Lifetime Withdrawal Benefit rider, as discussed later in this prospectus, we require You to allocate Your Policy Value to designated investment options. This requirement is intended to reduce the Company’s costs and risks associated with offering the rider, and we select which underlying fund portfolios to make available under the riders with these factors in mind. Certain designated investment options invest in underlying fund portfolios with volatility control strategies, which could limit full participation in market gains and the growth of the riders. See the Investment Restrictions section below for information regarding the potential impact of volatility control strategies on the value of the Guaranteed Lifetime Withdrawal Benefit riders.
Designated investment options, including those that invest in underlying fund portfolios with volatility control strategies, are also available to contract Owners who do not elect a Guaranteed Lifetime Withdrawal Benefit rider. Although volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy Owners with the opportunity for smoother performance and better risk adjusted returns, such strategies could limit Your full participation in market gains and ability to maximize potential growth of Your Policy Value.
You are responsible for choosing the Subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance. Because investment risk is borne by You, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making Your investment selections, we encourage You to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to You, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After You select underlying fund portfolios for Your initial premium payment, You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.
You bear the risk of any decline in the Cash Value of Your policy resulting from the performance of the underlying fund portfolios You have chosen.

We do not guarantee that any of the Subaccounts will always be available for premium payments, allocations, or transfers.
We reserve the right to limit the number of Subaccounts You are invested in at any one time.
If You elect certain optional riders, You will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all Subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the Subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the Separate Account and its investment options. We reserve the right to add new Subaccounts or close existing Subaccounts. We also reserve the right to eliminate the shares of any portfolio held by a Subaccount and to substitute shares of other underlying fund portfolios or of other registered open-end management investment companies. To the extent required by applicable law, substitutions of shares attributable to Your interest in a Subaccount will not be made without prior notice to You and the prior regulatory approval. Nothing contained herein shall prevent the Separate Account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of Your requests.
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by us. Each additional Subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more Subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any Subaccount is closed, we will notify You and request a reallocation of the amounts invested in the closed Subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed Subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions You previously provided. If Your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed Subaccount will be excluded from any future rebalancing. The value of the closed Subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages You requested. As You consider Your overall investment strategy within Your policy, You should also consider whether or not to re-allocate the value remaining in the closed Subaccount to another investment option. If You decide to re-allocate the value of the closed Subaccount, You will need to provide us with instructions. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro rata to the other current investment options You have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the Separate Account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the Separate Account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of Owners or other persons who have voting rights as to the Separate Account, (3) create new separate accounts, (4) add new Subaccounts to or remove existing Subaccounts from the Separate Account, or combine Subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
In addition, a Subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to You and unless You otherwise instruct us, we will:
1)	Re-allocate any Policy Value in the liquidated fund to the money market Subaccount or a Subaccount investing in another underlying fund portfolio designated by us; and
2)	Allocate any subsequent Purchase Payments and/or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) to the other Subaccounts You have selected.
The Fixed Account
We do not guarantee that the Fixed Account will always be available. If available, premium payments allocated and amounts transferred to the Fixed Account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the

1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the Fixed Account will always be available for investment, we do guarantee that the interest credited to the Fixed Account when available will not be less than the guaranteed minimum effective annual interest rate shown on Your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option You selected, the value in that Guaranteed Period Option will automatically be transferred into the money market Subaccount or if a money market Subaccount is unavailable to a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the Fixed Account prior to the end of the guaranteed period are generally subject to an Excess Interest Adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an Excess Interest Adjustment applies. This adjustment will also be made to amounts that You apply to an Annuity Payment Option. The Excess Interest Adjustment will not decrease the interest credited to Your policy below the guaranteed minimum. Please see “Appendix – Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical Excess Interest Adjustment calculation.
We also guarantee that upon full surrender Your Cash Value attributable to the Fixed Account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
If You select the Fixed Account, when it is available, Your money will be placed with our other general assets. Assets in the Stable Account are not subject to Separate Account Annual Expenses as set forth under FEE TABLE AND EXPENSE EXAMPLES. The amount of money You are able to accumulate in the Fixed Account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment You receive during the income phase from the fixed portion of Your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the Fixed Account.
Transfers
During the accumulation phase, You may make transfers to or from any investment option within certain limitations. Transfers out of a Guaranteed Period Option of the Fixed Account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect Your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, including transfers in connection with the Portfolio Allocation Method discussed later in this prospectus, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
In general, each transfer from a Subaccount must be at least $500, or the entire Subaccount value if less than $500. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-Business Days or after our close of business on Business Days will get next-day pricing. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any Policy Year may apply. Currently, we do not charge a transfer fee but reserve the right to do so in the future. We reserve the right to prohibit transfers to the fixed account.

During the income phase, You may transfer values out of any Subaccount; however, You cannot transfer values out of the Fixed Account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the Subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Additional Restrictions for the Transamerica Income Edge Rider. If You elect the Transamerica Income Edge rider, a certain percentage of Your Policy Value must be allocated to the Stable Account, the select investment options and the flexible investment options as specified below. See Transamerica Income Edge Rider – Required Allocations. Any transfer requests to and from the select investment options and flexible investment options will be validated using the prior Business Day’s Policy Value to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in Policy Values due to market movements on other dates will not be treated as a violation of the required allocations. Transfers to the Stable Account are not permitted except at the time of election of the rider. Transfers from the Stable Account are not permitted except upon termination of the rider.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the Subaccounts or between the Subaccounts and the Fixed Account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect You, other Owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a Subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all Owners invested in those Subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain Subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if You intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among Subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine You or anyone acting on Your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that Your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on Your behalf, including Your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any Owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some Owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some Owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by Owner or persons engaged in trading on behalf of Owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If You engage a third party investment adviser for asset allocation services, then You may be subject to these transfer restrictions because of the actions of Your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer Your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge You for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain Subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying fund portfolios or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such Owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other Owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on Owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from Owners or persons acting on behalf of Owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual Owners, and to restrict or prohibit further purchases or transfers by specific Owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and Separate Accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual Owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other Owners of underlying fund portfolio shares, as well as the Owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing Your request.
Investment Restrictions
If You elect certain optional riders, You will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, which may be referred to (depending on your rider) as designated investment options, flexible investment options and/or select investment options. In addition, the Transamerica Income Edge rider may require You to invest in the Stable Account.
One or more of the underlying fund portfolios that may be designated, flexible or select investment options under an optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit Your participation in market gains; this may conflict with Your investment objectives by limiting Your ability to maximize potential growth of Your Policy Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy Owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, You should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect Your Policy Value and rider benefits. Our requirement to invest in accordance with certain investment options, which may include volatility control, may reduce our costs and risks associated with the applicable riders. You pay an additional fee for the rider benefits which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to You. You should carefully evaluate with Your financial professional whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on Your investment objectives, Your Policy Value and the benefits under the riders. If You determine that funds with volatility control strategies are not consistent with Your investment objectives, other investment options are available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.

Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.
You can take a withdrawal of up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested withdrawal by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawn earnings count towards your surrender charge free amount. This means that withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that withdrawals may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.
Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the Fixed Account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the Fixed Account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an Annuity Payment Option. However, please note that a death benefit will not be reduced if the Excess Interest Adjustment results in a decrease in the Cash Value available to You. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical Excess Interest Adjustment calculation. The Excess Interest Adjustment plays a role in calculating the total interest credited to the Fixed Account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each Subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each Subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the Policy Value when such taxes are due to the applicable taxing authority, You begin receiving annuity payments, You surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We currently deduct a charge for overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown in the Fee Table.
Transfer Fee
You are generally allowed to make 12 free transfers per Policy Year before the Annuity Commencement Date. If You make more than 12 transfers per Policy Year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of Your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently, we are not charging for transfers.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain Subaccounts available as investment options under the policies. We apply the fee to Subaccounts that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of Subaccounts that we specify.
Optional Benefits
If You elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each Subaccount and for others it is deducted from each investment option in proportion to the amount of Policy Value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each Subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with Your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including Your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying funds for more information).
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). However, amounts paid from an investment adviser’s or sub-adviser’s (or other service provider’s) revenues are not paid from the underlying portfolios’ assets. The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST (“TST”)	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the Subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in Subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts You allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in Subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2020 we received approximately $230.4 million for Transamerica

Life Insurance Company and $16.4 million for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the Subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and sub-advisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2020, TCI and its affiliates received payments that totaled approximately $1.9 million. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon Asset Management • Alliance Bernstein • Allianz Global Investors •  American Century Investments • Amundi Pioneer Asset Management • Barrow, Hanley, Mewhinney & Strauss, LLC • BlackRock Investment Management, LLC • BNY Mellon • Capital Group • Charles Schwab Investment Management • Columbia Threadneedle Investments • Dimensional Fund Advisers •  Fidelity Investments • Franklin Templeton Investments• Goldman Sachs Asset Management • Hartford Funds • Ivy Investments•  Janus Henderson Investors • John Hancock Investments • Legg Mason Global Asset Management • Milliman Financial Risk Management LLC • MFS Investment Management • Morgan Stanley Investment Management Inc. • Neuberger Berman • New York Life/Mainstay Investments • PGIM Investments • Pacific Investment Management Company • PineBridge Investments LLC • Principal Global Investors • Putnam Investments • QMA • Rockefeller Capital Management • Systematic Financial Management • T. Rowe Price • Thompson Siegel & Walmsley LLC • The Vanguard Group, Inc. • Virtus Investment Partners • Wellington Management Company LLP and Wells Fargo Asset Management.
Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by taking a withdrawal or surrender; or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a withdrawal, in most cases it must be for at least $500. Certain optional benefits have specific requirements regarding the order in which surrenders can be taken from investment options. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.

You may elect to take up to the surrender charge free amount each policy year without incurring a surrender charge. Remember that any withdrawal you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A withdrawal also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Withdrawals in excess of the surrender charge free amount may be subject to a surrender charge. Withdrawals from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.
Withdrawals from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the Separate Account for a surrender, a death benefit, or the death of the Owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the Separate Account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of Owners.
Transfers of amounts from the Subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica BlackRock Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender, withdrawal, loan, or death benefit from the TA BlackRock Government Money Market Subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an Owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about You and Your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a Guaranteed Period Option of the Fixed Account before the end of its guaranteed period (the number of years You specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value (but not below the Excess Interest Adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value upon withdrawal, surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the Excess Interest Adjustment is calculated and illustrative examples using hypothetical values.
Any amount withdrawn in excess of the cumulative interest credited for that Guaranteed Period Option is generally subject to an Excess Interest Adjustment. An Excess Interest Adjustment may also be made on amounts applied to an Annuity Payment Option.

The formula that will be used to determine the Excess Interest Adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the Excess Interest Adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	Multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the Excess Interest Adjustment calculation.
There will be no Excess Interest Adjustment on any of the following:
•	withdrawals or transfers of cumulative interest credited for that Guaranteed Period Option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver withdrawals;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements;
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment; and
•	the Stable Account as defined in the glossary.
Please note that in these circumstances You will not receive a higher Cash Value if interest rates have fallen nor will You receive a lower Cash Value if interest rates have risen.
The Excess Interest Adjustment may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any withdrawals or surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the policy Owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any withdrawal or surrender when we have been directed to send proceeds to a different personal address from the address of record for that Owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same Owner in a “tax-free exchange”;
•	Any withdrawal or surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the Annuity Commencement Date, which is the date Your policy is Annuitized and annuity payments begin, Your annuity switches from the accumulation phase to the income phase. You can generally change the Annuity Commencement Date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest Annuity Commencement Date generally cannot be later than the last day of the month following the month in which the Annuitant attains age 99 (earlier if required by state law).
Before the Annuity Commencement Date, if the Annuitant is alive, You may choose an Annuity Payment Option or change Your election. If the Annuitant dies before the Annuity Commencement Date, the death benefit is payable in a lump sum or under one of the Annuity Payment Options (unless the surviving spouse is eligible to and elects to continue the policy). If the Annuitant dies after the Annuity Commencement Date, no death benefit is payable and any remaining guaranteed payment will be paid to the beneficiary as provided for in the annuity income option elected.
Your policy may not be “partially” Annuitized, i.e., You may not apply a portion of Your Policy Value to an annuity option while keeping the remainder of Your policy in force.
Unless You specify otherwise, the Owner will receive the annuity payments. After the Annuitant's death, the beneficiary You designate at Annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several Annuity Payment Options (also known as income options) that are described below. You may choose any combination of Annuity Payment Options. We will use Your adjusted Policy Value to provide these annuity payments. If the adjusted Policy Value on the Annuity Commencement Date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in Your policy.) We may require proof of life before making annuity payments.
In deciding on which Annuity Payment Option to elect, You must decide if fixed or variable payments are better for You. If You choose to receive fixed annuity payments, then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the Subaccount(s) You select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the Assumed Investment Return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the Assumed Investment Return, the amount of the variable annuity payments would increase.
For example, assume the first monthly variable annuity payment is $500.00, further assume that the investment performance for the 1st month is an 8.00% annual rate of return, then the second monthly variable annuity payment would increase to $501.37. Conversely, if actual investment performance (net of fees and expenses) is lower than the Assumed Investment Return, the amount of the variable annuity payments would decrease. Continuing from the previous example, further assume that the investment performance for the 2nd month is a -2.00% annual rate of return, then the 3rd monthly variable payment would decrease to $498.88.
You must also decide if You want Your annuity payments to be guaranteed for the Annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if You combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because You are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The Annuity Payment Options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the Annuitant's lifetime. The last annuity payment will be the payment immediately before the Annuitant's death. If You choose this option and the Annuitant dies before the due date of the first annuity payment no payments will be made.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the Annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the Annuitant's lifetime or until the total dollar amount of annuity payments we made to You equals the Annuitized amount (i.e., the Adjusted Policy Value less premium tax, if applicable).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the Annuitant and a joint Annuitant of Your selection. Annuity payments will be made as long as either person is living. If You choose this option and both joint Annuitants die before the due date of the first annuity payment no payments will be made.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the Annuitant and joint Annuitant or ten years.
Other Annuity Payment Options may be arranged by agreement with us. Some Annuity Payment Options may not be available for all policies, all ages or we may limit certain Annuity Payment Options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	You choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the Annuitant dies (or both joint Annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	You choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must Annuitize Your policy no later than the maximum Annuity Commencement Date specified in Your policy (earlier for certain distribution channels) or a later date if agreed to by us. If You do not elect an Annuity Payment Option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default Annuitization is a variable payout option, then annuity units will be purchased proportionally based off Your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon Annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
Please Note: If You Annuitize before the maximum Annuity Commencement Date, the payments You receive under the Annuity Payment Options may be less than the guaranteed minimum payments You are entitled to under a GLWB rider (if elected). Please consult Your financial professional about the advisability of Annuitization before the maximum commencement date and the Annuity Payment options available to You.

DEATH BENEFIT
We will pay a death benefit to Your beneficiary, under certain circumstances, if the Annuitant dies during the accumulation phase. If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an Annuity Payment Option (if You pick a variable Annuity Payment Option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the Annuity Commencement Date. Please note that there is a mandatory Annuity Commencement Date. See ANNUITY PAYMENTS (THE INCOME PHASE) section in this prospectus.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the Annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the Death Proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the Separate Account in accordance with the allocations made by the policy Owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the Separate Account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the Policy Value in the Separate Account to the money market Subaccount after the death of the Annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the Annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	You are both the Annuitant and sole Owner of the policy; and
•	You die before the Annuity Commencement Date.
We will pay a death benefit to You (Owner) IF:
•	You are not the Annuitant; and
•	the Annuitant dies before the Annuity Commencement Date.
Please note: If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit (i.e., the surviving Owner(s) takes the place of any beneficiary designation).
If the designated beneficiary receiving the death benefit is the surviving spouse of the Owner, then he or she may elect, if eligible, to continue the policy as the new Annuitant and Owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	You are the Owner but not the Annuitant; and
•	You die prior to the Annuity Commencement Date.
Please note: If an Owner (who is not the Annuitant) dies before the Annuitant, the amount payable will be equal to the cash value. Distribution requirements apply upon the death of any Owner. Generally, upon the Owner's death (who is not the Annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
If an Owner (who is not the Annuitant) dies during the accumulation phase, the cash value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
•	any surviving Owner(s);

•	primary beneficiary(ies);
•	contingent beneficiary(ies); or
•	deceased Owner's estate.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the Annuity Commencement Date depends on the annuity income option.
IF:
•	You are not the Annuitant; and
•	You die on or after the Annuity Commencement Date; and
•	the entire guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of Your death.
IF:
•	You are the Owner and Annuitant; and
•	You die after the Annuity Commencement Date; and
•	the Annuity Payment Option You selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Owner Death
If an Owner (who is not the Annuitant) dies during the accumulation phase, the cash value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
•	any surviving Owner(s);
•	primary beneficiary(ies);
•	contingent beneficiary(ies); or
•	deceased Owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse of the deceased, upon the Owner's or the Annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the Annuitant's death if such election is made, the Policy Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Annuitant. Any excess of the death benefit amount over the Policy Value will be allocated to each applicable investment option in the ratio that the Policy Value in the investment option bears to the total Policy Value. The terms and conditions of the policy that applied prior to the Annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the Owner/Annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the Owner/Annuitant's social security number at the time of claim, she or he shall be treated as the Owner/Annuitant's spouse. In those circumstances, the Owner/Annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the Owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the Annuitant's spouse is the sole primary beneficiary of the Annuitant's interest in such account, the Annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.

Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	the Fixed Account portion of the minimum required Cash Value plus the Separate Account portion of the Policy Value, on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon Annuitization.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may choose the Annual Step-Up death benefit or the Return of Premium (age limitations may apply)] for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to Your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that Policy Year. This “step-up” death benefit is equal to:
•	the largest Policy Value on the Policy Date or on any policy anniversary prior to the earlier of the Annuitant's date of death or the Annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest Policy Value; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest Policy Value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if You or the Annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If You elected the Annual Step-Up Death Benefit, You must allocate 100% of Your Policy Value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that You designate 100% of Your Policy Value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	You may transfer amounts among the designated investment options; however, You cannot transfer any amount to any other Subaccount if You elect this death benefit.
•	We have processes and procedures in place that will prevent allocation to a Subaccount that is not a designated investment option. These processes and procedures include restricting transfers requested by telephone and internet.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) as of the date of death; minus

•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if You or the Annuitant is 86 or older on the Policy Date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If You elected the Return of Premium Death Benefit, You must allocate 100% of Your Policy Value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available designated options. Requiring that You designate 100% of Your Policy Value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	You may transfer amounts among the designated investment options; however, You cannot transfer any amount to any other Subaccount if You elect this death benefit.
•	We have processes and procedures in place that will prevent allocation to a Subaccount that is not a designated investment option. These processes and procedures include restricting transfers requested by telephone and internet.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. Once You elect a death benefit and Your policy is issued, Your death benefit cannot be changed and You will not be impacted by a decision to discontinue offering any particular guaranteed minimum death benefit to new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the withdrawal * the current death proceeds prior to the withdrawal) / policy value prior to the withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult Your own financial professional about Your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the Owner must generally include in income any increase in the Policy Value over the investment in the policy during each taxable year.
There are different rules as to how You will be taxed depending on how You take the money out and the type of policy-qualified or nonqualified.

If You purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, Your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions You can make to a qualified policy. Other restrictions may apply including terms of the plan in which You participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If You purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of Your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, You may be subject to current taxation if You assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with Owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The Separate Account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Separate Account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the Separate Account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the Separate Account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the Subaccounts. Each Separate Account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The Owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a Subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, Owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the Owner of a variable policy is to be treated as the Owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the Owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the Owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, Owners bear the risk that they will be treated as the Owner of Separate Account assets and taxed accordingly.
We believe that the Owner of a policy should not be treated as the Owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the policies from being treated as the Owners of the underlying Separate Account assets. Concerned Owners should consult their own financial professionals regarding the tax matter discussed above.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any Owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any Owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such Owner's date of death or (2) to (or for the benefit of) a designated beneficiary, over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary) and such distribution begin not later than 1 year after the date of the Owner’s death (also known as a “stretch” payout). The designated beneficiary must be an individual. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulations § 1.401(a)(9)-9, A-1. However, if upon such Owner's death the Owner's surviving spouse is the designated beneficiary of the policy, then the policy may be continued with the surviving spouse as the new Owner. If any Owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary Annuitant shall be treated as an Owner and any death or change of such primary Annuitant shall be treated as the death of an Owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an Owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Policy Value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the Policy Value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent financial professional. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a financial professional for more information on how this may impact Your policy.
Different Individual Owner and Annuitant
If the Owner and Annuitant on the policy are different individuals, there may be negative tax consequences to the Owner and/or beneficiaries under the policy if the Annuitant predeceases the Owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult Your legal counsel or financial professional if You are considering designating a different individual as the Annuitant on Your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of Annuity Commencement Date used in Your policy and the dates will be the same. However, in certain circumstances, Your annuity starting date and Annuity Commencement Date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure Your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a financial professional for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been Annuitized before that age or have other tax consequences. You should consult with a financial professional about the tax consequences in such circumstances.

Taxation of Annuity Payments
Although the tax consequences may vary depending on the Annuity Payment Option You select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments You receive will be includable in Your gross income.
In general, the excludable portion of each annuity payment You receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income.
If You select more than one Annuity Payment Option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent financial professional as to the potential tax effects of allocating amounts to any particular Annuity Payment Option.
If, after the annuity starting date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on Your tax return.
Taxation of Surrenders and Withdrawals - Nonqualified Policies
When You surrender Your policy, You are generally taxed on the amount that Your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income. Withdrawals are generally treated first as taxable income to the extent of the excess in the Policy Value over the “investment in the policy.” Distributions taken under the systematic payout option are treated for tax purposes as withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as withdrawals and surrenders. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If Your policy contains an Excess Interest Adjustment feature (also known as a market value adjustment), then Your Policy Value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive Excess Interest Adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and You may want to discuss the potential tax consequences of an Excess Interest Adjustment with Your financial professional.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an Owner (or where the Owner is a non-natural person, an Annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the Owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a financial professional for more information regarding the imposition of penalty tax.

Guaranteed Lifetime Withdrawal Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the Guaranteed Lifetime Withdrawal Benefits) and the guaranteed future value (with respect to the Guaranteed Minimum Accumulation Benefit) could be taken into account to determine the Policy Value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a Guaranteed Lifetime Withdrawal Benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, You could be treated as in receipt of some amount of income attributable to the value of the benefit even though You have not received a payment from Your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, You should consult a financial professional with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same Owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the Owner's income when a taxable distribution (other than annuity payments) occurs. If You are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, You may wish to consult with Your financial professional regarding how aggregation will apply to Your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that You own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, Your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your Policy Value immediately after the exchange may exceed Your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a withdrawal, surrender, annuity income payment or death benefit).
If You exchange part of an existing contract for the policy, and within 180 days of the exchange You received a payment other than certain annuity payments (e.g., You take a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in Your income and subject to a 10% penalty tax.
You should consult Your financial professional in connection with an exchange of all or part of an annuity contract for the policy, especially if You may take a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions taken from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from Your qualified policy could cause Your other investment income to be subject to the tax. Please consult a financial professional for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as a valid marriage under the applicable state law, will each be treated as a spouse as defined in this policy for state law purposes. However, individuals in other arrangements that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a financial professional for more information on this subject.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of Your death or the death of the Annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via withdrawals, these amounts are taxed in the same manner as surrenders; or (3) if distributed under an Annuity Payment Option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an Annuitant or payee or other beneficiary who is not also the Owner, the exchange of a policy and certain other transactions, or a change of Annuitant other than the Owner, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transaction or designation should contact a competent financial professional with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to You. In particular, the IRS may treat fees associated with certain optional benefits as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that You consult Your financial professional prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $10,000,000, subject to inflation adjustments (using the C-CPI-U), for taxable years beginning after December 31, 2017, and before January 1, 2026. The maximum rate is 40%.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent professional to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning professional for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the Owner must be the Annuitant; (ii) the policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a contingent Owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10),

408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or withdrawals according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020); (v) an Annuity Payment Option with a period certain that will guarantee annuity payments beyond the life expectancy of the Annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the Annuitant dies prior to the distribution of the Policy Value; (vii) the entire interest of the Owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when taken 5 tax years after the first contribution to any Roth IRA of the individual and taken after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when taken from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the Policy Value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a Guaranteed Lifetime Withdrawal Benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their financial professional.
Pursuant to tax regulations, we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers You request from a 403(b) policy comply with applicable tax requirements before we process Your request. We will defer such payments You request until all information required under the tax law has been received. By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the policy, and transactions under the policy and any other 403(b) policies or accounts You have under the 403(b) plan among us, Your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount You receive is taxable, generally based on the ratio of Your “investment in the policy” to Your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by You or on Your behalf. If You do not have any non-deductible premium payments, Your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date You reach age 59½, unless You meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a financial professional for more information regarding the application of these exceptions to Your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to You under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 72 (or 70½ if he/she attained 70½ prior to 1/1/2020) or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent Owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the Owner (or plan participant) reaches age 72 (or 70½ if he/she attained 70½ prior to 1/1/2020). The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating required minimum distributions. Please consult with your financial professional to learn more about an optional living or death benefit prior to purchase.
Each Owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and financial professional regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult Your legal counsel or financial professional if You are considering purchasing an enhanced death benefit or other optional rider, or if You are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Optional Living Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the Guaranteed Lifetime Withdrawal Benefit. In view of this uncertainty, You should consult a financial professional before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or taken. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether You elect not to have federal income tax withheld, You are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity Owners that are U.S. persons. Taxable distributions made to Owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Prospective foreign Owners are advised to consult with a qualified financial professional regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial Owner of the policy or the distribution. The rules relating to FATCA are complex, and a financial professional should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood and nature of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a financial professional with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive.

ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from Your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Any systematic withdrawal could reduce Your rider values (perhaps significantly). Systematic withdrawals can be taken monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $40. Monthly and quarterly systematic withdrawals must generally be taken by electronic funds transfer directly to Your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if taken before age 59½, may be subject to a 10% federal penalty tax.
Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time You purchase the policy.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.
Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the Separate Account which is deducted in calculating the Accumulation Unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of Accumulation Units. This will result in adjusting the number of Accumulation Units and adjusting the unit value of the Subaccounts in which You were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of Accumulation Units and unit values will not affect Policy Values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon Annuitization and there is a mandatory Annuity Commencement Date.
•	We may credit interest in the Fixed Account (if available) at a different rate if You select this rider.
•	The Liquidity Rider is not suitable for You if You are purchasing the policy for a long term investment.
Additional Death DistributionSM - No Longer Available
The optional Additional Death DistributionSM rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under Your policy, in certain circumstances. The Additional Death DistributionSM is only available for issue ages through age 75. The Additional Death DistributionSM is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Please see “Appendix – Rider Grid Variations” for information on riders purchased prior to May 1, 2020.
The Additional Death DistributionSM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.

Additional Death DistributionSM Benefit Amount. The Additional Death DistributionSM is payable only if You elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death DistributionSM is equal to:
•	the Additional Death DistributionSM factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current Policy Value minus the Policy Value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death DistributionSM rider if there are no rider earnings on the date the death benefit is calculated.
If You purchase Your policy as part of a 1035 exchange or add the Additional Death DistributionSM rider after You purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death DistributionSM is added to Your policy.
The Additional Death DistributionSM factor is 40% for issue ages under 71 and 25% for issue ages 71-75, based on the Annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death DistributionSM will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death DistributionSM payable as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new Owner instead of receiving a death benefit and Additional Death DistributionSM, the spouse will generally receive a one-time Policy Value increase equal to the Additional Death DistributionSM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution benefit is still being offered. Certain Owners may have the option to continue the rider without receiving the one-time Policy Value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the Annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to Annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death DistributionSM would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	You cancel it by notifying our Administrative Office in writing,
•	the policy is Annuitized or surrendered,
•	the Policy Value becomes zero, or
•	the Additional Death DistributionSM is paid or added to the Policy Value under a spousal continuation.
Once terminated, the Additional Death DistributionSM may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon Annuitization.
Additional Death Distribution+SM – No Longer Available
The optional Additional Death Distribution+SM rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under Your policy, in certain circumstances. The Additional Death Distribution+SM is only available for issue ages through age 75. The Additional Death Distribution+SM is only available with the Return of Premium Death

Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a non-qualified stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
The Additional Death Distribution+SM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Please see “Appendix – Rider Grid Variations” for information on riders purchased prior to May 1, 2020.
Additional Death Distribution+SM Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the Policy Value less any premium payments added after the rider date.
The rider benefit percentage equals 30% for issue ages 0 - 70 based on the Annuitant’s age.
No benefit is payable under the Additional Death Distribution+SM if the Policy Value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+SM Rider” for an example that illustrates the additional death benefit payable as well as the effect of a withdrawal on the Additional Death Distribution+SM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+SM, then the spouse will generally receive a one-time Policy Value increase equal to the Additional Death Distribution+SM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time Policy Value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the Annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the Policy Value, which, is deducted annually on each rider anniversary prior to Annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	You cancel it by notifying our Administrative Office in writing in good order,
•	the policy is Annuitized or surrendered,
•	the Policy Value becomes zero, or
•	the additional death benefit is paid or added to the Policy Value under a spousal continuation.
Please note: This feature terminates upon Annuitization.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if You take a withdrawal ($1,000 minimum), under certain circumstances, because You or Your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the Annuitant or Annuitant's spouse if the Owner is not a natural person. There is no restriction on the maximum amount You may withdraw under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to withdrawals after You or Your spouse become unemployed due to:
•	involuntary termination of employment
•	involuntary lay off;
In order to qualify, You (or Your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the Policy Date;
•	unemployed for at least 60 days in a row at the time of withdrawal;
•	must have a minimum Cash Value at the time of withdrawal of $5,000; and
•	You (or Your spouse) must be receiving unemployment benefits.
You must provide written proof from Your State's Department of Labor, which verifies that You qualify for and are receiving unemployment benefits at the time of withdrawal.
You may use this benefit at any time during the accumulation phase and for so long as You meet the criteria specified above. This benefit is also available to the Annuitant or Annuitant's spouse if the Owner is not a natural person. There is no restriction on the maximum amount You may withdraw under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require You to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require You to provide information to verify Your identity when You call us and we will record conversations with You. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume You are authorizing us to act upon those instructions. For electronic transactions through the internet, You will need to provide Your username and password. You are responsible for keeping Your password confidential and must notify us of any loss, theft or unauthorized use of Your password.
Telephone and other electronic transactions must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transactions received in good order on non-Business Days or after our close of business on Business Days will get next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is Yours, Your service provider's, or Your financial representative(s) can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of Your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take Your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If You are experiencing problems, You should make Your request by writing to our Administrative Office.
We reserve the right to revoke Your telephone and other electronic transaction privileges at any time without revoking all Owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, You may instruct us to automatically make transfers into one or more Subaccounts in accordance with Your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more Accumulation Units when prices are low and fewer Accumulation Units when prices are high, it does not guarantee profits or assure that You will not experience a loss.

Dollar Cost Averaging programs that may be available under Your policy:
•	Traditional – You may specify the dollar amount to be transferred and the number of transfers, or just the number of transfers, in which case we will calculate the amount to be transferred. Unless a specified date is requested, transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount. If You elect to transfer from the Fixed Account, or if You elect to transfer from the money market or other specified Subaccount and only the number of transfers is provided, we will transfer 100% of the remaining value in the elected source fund for the final transfer. If the money market or other Subaccount is elected as the source fund and a specified dollar amount is provided with the number of transfers, You must choose if You want to transfer all remaining value out of the source fund or if You would like any remaining value to stay within the Subaccount.
•	Special – You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively). If the value in the source fund is less than the scheduled transfer, 100% of the value remaining in the source fund will be transferred for the final transfer.
Unless a specific date is requested, the Dollar Cost Averaging program will begin the next market day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please Note: Dollar Cost Averaging programs will not begin on the 29th, 30th or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, and You instruct us to add it to the Dollar Cost Averaging program, the amount of the Dollar Cost Averaging transfers will increase proportionally.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider Your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and may be available with the Guaranteed Lifetime Withdrawal Benefits. Any amount in the Dollar Cost Averaging source account or any Fixed Account are ignored for the purposes of Asset Rebalancing. There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
Asset Rebalancing
During the accumulation phase You can instruct us to automatically rebalance the amounts in Your Subaccounts to maintain Your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
Guaranteed Lifetime Withdrawal Benefits
You may have elected one of the following optional riders under the policy that offers Guaranteed Lifetime Withdrawal Benefits - the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider, the Retirement Income Choice® 1.6 rider and the Transamerica Income EdgeSM rider. Effective March 31, 2021 these riders are no longer available for new sales.
Please Note: There are investment restrictions associated with these benefits that can limit participation in market gains. Withdrawals taken in excess of the prescribed limits (rider withdrawal amount) will reduce the amount of the benefit and may eliminate the benefit altogether, if the amount of the excess withdrawal exceeds the Policy Value at the time of the withdrawal. Withdrawals taken while the contract value is greater than zero are withdrawals of the Owner’s own money (not the Company’s). You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for You.
The following benefit is also no longer available, but if you have previously elected this rider you can still upgrade:
•	Income LinkSM rider
See “Appendix - Rider Grid Variations” for additional information on the rider above.
Guaranteed Principal SolutionSM Rider – No Longer Available
If you elected to purchase the optional Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) it provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. If you elected the Guaranteed Principal SolutionSM rider you cannot elect the Retirement Income Max®, Retirement Income Choice® 1.6 or the Transamerica Income EdgeSM riders. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Guaranteed Principal SolutionSM rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
You should view the Guaranteed Principal SolutionSM rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.
•	If you elected the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount , because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back”, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elected the Guaranteed Principal SolutionSM rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.

(The gross withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount by which we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference between your policy value (the policy value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elected the Guaranteed Principal SolutionSM rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make withdrawals under either “principal back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.

Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of, what we call your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of, what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elected the Guaranteed Principal SolutionSM rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM rider. You should not view the Guaranteed Principal SolutionSM rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
We reserve the right to change investment choices in the future for new purchasers of the Guaranteed Principal SolutionSM rider, including changing the PAM investment option, as we deem necessary to support the guarantees thereunder. We will not change the PAM investment option for any existing policyholders of a Guaranteed Principal SolutionSM rider.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
Retirement Income Max® Rider – No Longer Available
If you elected the Retirement Income Max® rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial professional whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other designated investment options are available under the Retirement Income Max® rider that do not invest in funds that utilize volatility control strategies.

If you elected to purchase the optional Retirement Income Max® rider, it provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elected the Retirement Income Max® rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income EdgeSM riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Max® rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and the growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
•	We will not refund charges that have been paid up to the point of terminating your policy or receiving annuity payments.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the Annuitant) attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020), the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)

Rate Sheet Prospectus Supplement
The rider fee percentages, growth percentage, and withdrawal percentages are disclosed in the Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different rider fee percentages, growth percentage, and withdrawal percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
We will file a new Rate Sheet Prospectus Supplement at least 10 business days prior to changing the rider fee percentages, growth percentage, valuation frequency, minimum benefit age or withdrawal percentages.
For riders issued as part of the new policy application process: In order to receive the applicable rider fee percentages, growth percentage, and withdrawal percentages, Your application must be signed while the Rate Sheet Prospectus Supplement is effective, we must receive Your completed application within 7 calendar days from the date that the supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that the supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.
For riders issued to existing policy Owners: In order to receive the applicable rider fee percentages, growth percentage, and withdrawal percentages, Your rider election form must be signed and received in good order while the Rate Sheet Prospectus Supplement is in effect. If Your rider election form is received in good order after the Rate Sheet Prospectus Supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elected this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elected this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elected the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elected this option.
•	The rider fee may be greater if this option is elected.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elected this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elected this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elected this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
For riders issued as part of the new policy application process: In order for the rider fee percentages disclosed in the applicable Rate Sheet Prospectus supplement to apply Your application must be signed on or after the date set forth in the applicable Rate Sheet Prospectus Supplement and must be received in good order within 7 calendar days and funded within 60 calendar days from the date the Rate Sheet Prospectus Supplement is no longer in effect.
For riders issued to existing policy Owners: In order for the rider fee percentages disclosed in the application Rate Sheet Prospectus Supplement to apply Your rider election form must be signed and received while the applicable Rate Sheet Prospectus Supplement is in effect.
You should not elect this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to You.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.

Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
A portion of the rider fee will be assessed upon full surrender of the policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);

•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
Retirement Income Choice® 1.6 Rider – No Longer Available
If you elected the Retirement Income Choice® 1.6 rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial professional whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 rider that do not invest in funds that utilize volatility control strategies.
If you elected to purchase the optional Retirement Income Choice® 1.6 rider, it provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elected the Retirement Income Choice® 1.6 rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Max® or Transamerica Income EdgeSM riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit

Adjustments, sections in the prospectus). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. The investment options are categorized within designated investment groups, each of which has a different price point. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
•	We will not refund charges that have been paid up to the point of terminating your policy or receiving annuity payments.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).

For qualified policies: If the plan participant (generally the annuitant) attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020), the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The rider fee percentages, growth percentage, and withdrawal percentages are disclosed in the Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different rider fee percentages, growth percentage, and withdrawal percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
We will file a new Rate Sheet Prospectus Supplement at least 10 business days prior to changing the rider fee percentages, growth percentage, or withdrawal percentages.
For riders issued as part of the new policy application process: In order to receive the applicable rider fee percentages, growth percentage, and withdrawal percentages, Your application must be signed while the Rate Sheet Prospectus Supplement is effective, we must receive Your completed application within 7 calendar days from the date that the supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that the supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.
For riders issued to existing policy Owners: In order to receive the applicable rider fee percentages, growth percentage, and withdrawal percentages, Your rider election form must be signed and received in good order while this Rate Sheet Prospectus Supplement is in effect. If Your rider election form is received in good order after the Rate Sheet Prospectus Supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elected this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 rider. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.

Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may have elected the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elected the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elected the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elected the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elected. The rider fee will be disclosed in a Rate Sheet Prospectus Supplement.
Death Benefit. If you elected this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.

The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elected this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elected the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elected this option.
•	The rider fee may be greater if this option is elected.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elected this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elected this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elected this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Income EnhancementSM Option. If you elected this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour Nursing Service by or under the supervision of Nurses;
•	It is supervised by a staff of one or more licensed Physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a skilled nursing facility or Alzheimer's disease/Memory Care facility;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by on-site Nurses on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one licensed Physician; and
•	It has a licensed Physician available to supervise; and
•	It performs and maintains a clinical assessments based on uniform minimum data sets as set forth in Section 1819(b)(c)(A) of the Social Security Act, as amended.

A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, residential, retirement or educational care;
•	Personal care homes, personal care boarding homes, or residential care facilities;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities, domiciliary care homes, independent living apartments, hotels or motels; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
For riders issued as part of the new policy application process: In order for the rider fee percentages disclosed in the applicable Rate Sheet Prospectus supplement to apply, Your application must be signed on or after the date set forth in the applicable Rate Sheet Prospectus Supplement and must be received in good order within 7 calendar days and funded within 60 calendar days from the date the Rate Sheet Prospectus Supplement is no longer in effect.
For riders issued to existing policy Owners: In order for the rider fee percentages disclosed in the application Rate Sheet Prospectus Supplement to apply, Your rider election form must be signed and received while the applicable Rate Sheet Prospectus Supplement is in effect.
You should not elect this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to You.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage multiplied by the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93

A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the most recent rider quarter and ending on the date of termination.
The fee adjustment at rider termination is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
Beginning on the fifth rider anniversary, the rider fee percentages may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentages will not exceed 0.75% from the current rider fee percentages in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentages to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the most recent rider quarter and ending on the date of termination.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.

Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elected options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct a portion of all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.

Transamerica Income EdgeSM Rider – No Longer Available
If you elected the Transamerica Income EdgeSM rider identified below, which provides certain guaranteed benefits, the Company requires a certain percentage of your policy value to be allocated to the stable account and to select investment options, with the remainder to be allocated to the select investment options and flexible investment options. One or more of the select investment options and flexible investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial professional whether to allocate to subaccounts that invest in underlying funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Transamerica Income EdgeSM rider. If you determine that underlying funds with volatility control strategies are not consistent with your investment objectives, there continues to be other investment options available under the Transamerica Income EdgeSM rider that do not invest in underlying funds that utilize volatility control strategies.
Transamerica Income EdgeSM - Summary
If you elected to purchase the optional Transamerica Income EdgeSM rider, it provides you with: (1) a GLWB; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate a certain percentage of your policy value to the stable account and to select investment options and flexible investment options some of which are designed to help manage our risk and support the guarantees under the rider. If you elected the Transamerica Income EdgeSM rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Retirement Income Max® riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Transamerica Income EdgeSM rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified or 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The benefits under the Transamerica Income EdgeSM rider are based on our claims-paying ability.
The Transamerica Income EdgeSM rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Under the Transamerica Income EdgeSM rider, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value (excluding the stable account until other investment options are depleted of value), and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) attainment of the minimum benefit age (as provided in your rider) and lasting until the annuitant’s (or annuitant’s spouse if younger and the joint life option is elected) death unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments section below. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy although withdrawals that are excess withdrawals will reduce your withdrawal base and future GLWBs. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

If you elected the Transamerica Income EdgeSM rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the stable account are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis from each investment option you have allocated to. If you do not wish to maintain the required allocation percentages for the investment options, the rider must be terminated, subject to the termination restrictions and requirements of the rider, prior to making any transfer. Additional detail regarding the required allocations is provided in the Required Allocations section, below.
Please note:
•	You will begin paying the rider charge as of the rider date, even if you do not begin taking withdrawals for many years. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the GLWB under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to the select and flexible investment options and the stable account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with your financial professional to assist you in determining whether these investment options and required allocations are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may eliminate the benefit. See “Appendix – Hypothetical Adjusted Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders”.
•	Upon receiving due proof of death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Income EdgeSM rider terminates and all benefits thereunder cease.
•	You may terminate the rider by providing written notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.
•	If your policy value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. A notarized letter may be provided as satisfactory evidence a person is living.
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:
•	reduce your policy value by the amount of the withdrawal;
•	reduce your base policy death benefit and other benefits by the adjusted withdrawal amount;
•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and
•	may be limited or restricted under certain qualified policies. (see TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Living Benefits)
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has not attained the minimum benefit age of 59 on the rider date and remains zero until the first day of the rider year after the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate

Sheet Prospectus Supplement for additional information. Surrender charges may apply if your rider withdrawal amount exceeds your surrender charge free amount. (For riders issued prior to the date of this prospectus, see “Appendix – Prior Allocation and Withdrawal Percentages” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider.)
For qualified policies: If the plan participant (generally the annuitant) attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020), the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount, if any. The minimum require distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:
a.	the policy to which this rider is attached is a tax-qualified policy for which the IRS minimum required distributions are required,
b.	the minimum required distributions do not start prior to the annuitant’s attained age of 72 (or age 70 ½ if the Annuitant attained 70½ before 1/1/2020),
c.	the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,
d.	the minimum required distributions are based on age of the living annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,
e.	the minimum required distributions are based only on the policy to which this rider is attached,
f.	the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and
g.	If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.
•	Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits and guarantees (except those provided by this rider) are terminated. In addition, we will, unless instructed otherwise, make payments using the current payment instructions on file with us equal to the rider withdrawal amount divided by the frequency of payments. If the younger of the annuitant or annuitant’s spouse has attained the minimum benefit age and a systematic payout option is not active at the time the policy value equals zero, a monthly payment will begin. If the minimum benefit age has not been attained, the monthly payment will begin on the rider anniversary following the attainment of the minimum benefit age. Once the payment amount and frequency are established, they cannot be changed and no additional withdrawals will be allowed. Furthermore, any remaining minimum required cash value will be paid on the later of the annuitant’s or annuitant’s spouse’s death.
•	due to an excess withdrawal, then your policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause your policy value to equal zero will not terminate the rider.
Please note:
•	If the rider is added prior to the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) having attained the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	The select and flexible investment options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing policy owners with an active rider.

Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
We will file a new Rate Sheet Prospectus Supplement at least 10 business days prior to changing the rider fee percentage, required allocations or withdrawal percentages.
For riders issued as part of the new policy application process: In order to receive the applicable rider fee percentage, required allocations and withdrawal percentages, Your application must be signed while the Rate Sheet Prospectus Supplement is effective, we must receive Your completed application within 7 calendar days from the date that the supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that the supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.
For riders issued to existing policy Owners: In order to receive the applicable rider fee percentage, required allocations and withdrawal percentages, Your rider election form must be signed and received in good order while the Rate Sheet Prospectus Supplement is in effect. If Your rider election form is received in good order after the Rate Sheet Prospectus Supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.
Transamerica Income EdgeSM – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount and the rider fee. The withdrawal percentage is determined by the annuitant’s age (or the annuitants spouse's age if younger and the joint life option is elected) and rider duration at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant (or the annuitant's spouse if younger and the joint life option is elected) having attained the minimum benefit age.
The withdrawal percentage is disclosed in Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). Unless the applicable Rate Sheet Prospectus Supplement provides otherwise, in order to receive the withdrawal percentage reflected in a Rate Sheet Prospectus Supplement:
•	your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement;
•	we must receive your completed application within 7 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective; and
•	the policy value must be funded within 60 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective.
If any of these conditions are not met, your application will be considered not in good order for the current Rate Sheet Prospectus Supplement. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups. See Automatic Step –Up section below and the applicable Rate Sheet Prospectus Supplement.
Transamerica Income EdgeSM – Withdrawal Base
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, not including premium enhancement if the X-Share is elected, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base; and
•	the policy value on the current rider anniversary (see Automatic Step-Up below).
See “Appendix – Hypothetical Example of Withdrawal Base Calculation – Transamerica Income EdgeSM Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Transamerica Income EdgeSM – Automatic Step-Up
Automatic Step-Up. On each rider anniversary, the rider will receive an automatic step-up if the withdrawal base is equal to the policy value on the rider anniversary immediately after the withdrawal base reset on the rider anniversary. If the policy value is not greater than the current withdrawal base, then no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band or rider year duration prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Transamerica Income EdgeSM – Withdrawal Base Adjustments
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your regular or scheduled non-excess withdrawals may thereafter become excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, and no automatic step-ups occurred, but that after six years your policy value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:
•	you take your first withdrawal when you are age 72
•	you do not withdraw more than the rider withdrawal amount in any one year, and
•	there are no future automatic step-ups.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 72 years old. That excess withdrawal decreases your future rider withdrawal amount to $5,714.
Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.
Adjusted Partial Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.
Excess withdrawal amount $10,000 - $6,000 = $4,000
Withdrawal base = $100,000
Policy value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000
Adjusted partial withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90
New withdrawal base $100,000 - $4,761.90 = $95,238.10
New rider withdrawal amount $95,238.10 * 6% = $5,714.29
See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Income EdgeSM –Required Allocations
If you elected this rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). After the rider date, the allocation of all subsequent premium payments made must also comply with the required allocations for premiums so long as this rider is effective.
In addition, if you elected this rider, any transfers to and from the select investment options and the flexible investment options must comply with the percentages specified in the Rate Sheet Prospectus Supplement in effect at the time you elect this rider. Any transfers to and from the select investment options and flexible investment options will be validated using the prior day’s policy values to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations.
Transfers to and from the stable account (described below) are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis. If you do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Enrollment in dollar cost averaging is not available while this rider is in effect.
The Stable Account. The stable account is a fixed account option under your policy. Premium payments allocated and amounts transferred to the stable account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
Allocations applied to the stable account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the stable account. The interest credited to the stable account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.
Withdrawals, surrenders, or transfers (upon termination) from the stable account will not be subject to an excess interest adjustment.
Upon termination of the rider, all amounts in the stable account will be transferred to the money market subaccount available under your policy and no additional premium payments will be allowed into the stable account. Owners are permitted to provide instructions as to the allocation of the stable account proceeds contained in the money market subaccount to one or more subaccounts, but such instructions will not be effective prior to the business day after rider termination.

We guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable state nonforfeiture law at the time the policy is issued.
Select and Flexible Investment Options. As described above, if you elected this rider, you must allocate a certain percentage of your premium payments and policy value to the available flexible investment options and select investment options. A complete listing of subaccounts designated as flexible investment options and select investment options appears in the “Appendix – Transamerica Income EdgeSM - Investment Options”. You will be notified if there are changes made to the investment options within the designated group. Requiring that you allocate a certain percentage of your premium payments and policy value to the designated investment options, some of which invest in underlying funds that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date your rider fee is deducted. If the day rebalancing takes place is not a business day, the value of the accumulation units redeemed or purchased due to rebalancing will be determined as of the next business day. We will automatically transfer amounts among subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, your rebalancing allocation instructions will be established using a ratio of your current investment allocation instructions for new premium payments. Because the stable account is not included in the quarterly rebalancing process and whole percentages are required, it may be necessary for the Company to make adjustments (positive or negative) to the calculated rebalance allocation percentages to accommodate for rounding to the nearest whole percent. Adjustments needed will be applied to the select investment options and flexible investment options individually to ensure the requirements for each designated group are met. Any adjustments will first be made to the select or flexible investment option with the greatest allocation.
If more than one select or flexible investment option has the greatest percentage allocation, the adjustment will be divided equally among those select and/or flexible investment options with the greatest allocation. If the adjustment cannot be divided equally, we will make adjustments in alphabetical order to the select or flexible investment option(s) with the greatest percentage allocation. You will be notified in writing of the calculated rebalance allocation percentages prior to the first quarter rebalancing. You will be notified in writing, at rider issue, that the required rebalance has been set up. You may request changes to your rebalancing allocation instructions before the prior instructions are implemented while this rider remains effective as long as they comply with the required allocations for rebalancing and we receive notice of your request in good order prior to close of the NYSE on the day the rebalancing is processed. Rebalancing will not cease upon the request of any transfer.
See “Appendix – Transamerica Income EdgeSM – Rebalancing Examples” which illustrates the initial calculation of rebalancing allocation percentages as well as the rebalancing process.
Please note:
•	If you do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See, Transamerica Income EdgeSM Rider – Termination, below.)
•	We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect policy owners with an active the rider.
•	If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible investment option. If this occurs, you will be required to reallocate values in the affected investment option to other flexible and select investment options in order to meet the allocation requirements. We will provide notice to you if a select or flexible investment option will be eliminated and reallocation is required. If you do not provide us with new instructions in the time specified in our notice, we will move your money in the affected option to the TA Aegon Government Money Market to the extent permitted by applicable law.
Transamerica Income EdgeSM - Joint Life Option
If you elected the Transamerica Income EdgeSM rider, then you can also elect to postpone termination of the rider until the later of the annuitant’s or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elected the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount is lower under the single life option. This option may not be permitted in the case of certain non-natural owners.
Please note: If you elected this option:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elected the single life option.

•	The rider fee may be greater if this option is elected.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner). (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse.
Transamerica Income EdgeSM Rider Fees
Transamerica Income EdgeSM Rider Fee. The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a subaccount on a day which is not a business day, the value of accumulation units redeemed will be determined as of the next business day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from the flexible investment options and the select investment options on a pro rata basis at the end of each rider quarter. After those investment options are depleted of value, the rider fee will be deducted from the stable account.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
For riders issued as part of the new policy application process: In order for the rider fee percentage disclosed in the applicable Rate Sheet Prospectus supplement to apply, Your application must be signed on or after the date set forth in the applicable Rate Sheet Prospectus Supplement and must be received in good order within 7 calendar days and funded within 60 calendar days from the date the Rate Sheet Prospectus Supplement is no longer in effect.
For riders issued to existing policy Owners: In order for the rider fee disclosed percentage in the application Rate Sheet Prospectus Supplement to apply, Your rider election form must be signed and received while the applicable Rate Sheet Prospectus Supplement is in effect.
You should not elect this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to You.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.40%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0140*(91/365)
= 1,400*(91/365)
= $349.04
A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider by adjusting the quarterly fee based on the number of days remaining until the end of the next rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0140*(20/365)
= 140*(20/365)
= $7.67
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= $7.67 + $349.04
= $356.71
The following two examples use assumed fees and values. The assumed rider year is not a leap year.
Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming withdrawal base of $110,000 and a fee percentage of 1.40%.
= 110,000*0.0140*(91/365)
= 1,540*(91/365)
= $383.95
Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base. Assuming beginning values as in example 3, plus adjustment for gross partial withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% of policy value of $93,500 prior to the transaction and change in withdrawal base as follows:
Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
Fee adjustment as follows:
= $-5,625 * 0.0140 * (40/365)
= $-78.75 * (40/365)
= $-8.63
The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):
= $383.95 - $8.63
= $375.32
The new withdrawal base = $110,000 - $5,625 = $104,375
Transamerica Income EdgeSM Rider - Issue Requirements
We will not issue the Transamerica Income EdgeSM rider if:
•	the annuitant is age 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, the annuitant’s spouse is 86 or older (lower if required by state law)

•	the annuitant’s spouse is not a joint owner along with the annuitant; or the annuitant’s spouse is not the sole primary beneficiary (and there is no joint owner).
•	The use of joint life option may not be permitted in the case of certain non-natural owners.
Transamerica Income EdgeSM Rider - Termination
The Transamerica Income EdgeSM rider will terminate upon the earliest of the following:
•	the date the policy to which this rider is attached terminates;
•	the date of a change in ownership or assignment which violates the owner and annuitant relationship requirements as contained in the rider;
•	prior to your policy value reaching zero, the date on which we receive in good order, required information to process a death claim for the annuitant (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’
•	on or after your policy value equals zero, upon annuitant’s death (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’s death);
•	the date of annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date an excess withdrawal reduces your policy value to zero; or
•	the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. Owners of the Transamerica Income EdgeSM rider, age 60 or above have the option to elect immediate investment consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement, or, they may allocate the initial premium payment to the stable account as permitted in the applicable Rate Sheet Prospectus Supplement and the remaining premium to the money market portfolio for 35 calendar days (unless the owner specifies that initial premium should be allocated to the underlying Subaccount(s)) at the end of which the policy value is moved to the investment options of their choice consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement. The Nursing Care and Terminal Condition and the Unemployment Waivers are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. Restrictions on ownership change and assignments are not permitted. The fixed account is not available.
Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The Unemployment Waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. The Nursing Care and Terminal Condition Waiver is not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max®,

Retirement Income Choice® 1.6 and Transamerica Income EdgeSM riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. Owners have a 21 day right to cancel period and will receive return of premium. The Unemployment Waiver is not available. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned. The Transamerica Income EdgeSM rider will not terminate due to a misstatement of age.
Montana. The unemployment waiver is not available. Premium enhancement recapture does not include unemployment. The death benefit must be paid within 60 days and any interest due after 30 days.
New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death DistributionSM rider, Additional Death Distribution+SM rider and the Income EnhancementSM under the Retirement Income Choice® 1.6 rider, the Unemployment Waiver and telephone transactions are not available. There is no excess interest adjustment. Premium enhancement recapture is not available with death or annuitization. The death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. The policy value is used upon annuitization. The annuity commencement date cannot be earlier than the first policy anniversary. Guaranteed Principal SolutionSM, Retirement Income Max® and Retirement Income Choice® 1.6 rider fees cannot be deducted from the fixed account if available. Restrictions on ownership change and assignments are not permitted. Transamerica Income EdgeSM rider fees cannot be deducted from the stable account.
North Dakota. Right to cancel period is 20 days.
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void. If you selected the X-Share, the amount of the premium enhancement may be recaptured.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a withdrawal or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the subaccounts affected by the requested transaction; the dated signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer, withdrawal or surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally for non-qualified annuity reinstatements, unless you return the original company check, if a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. Qualified annuity reinstatements may be subject to the same tax reporting requirements. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so. Shares owned by the insurance company and its affiliates will also be proportionately voted.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

Business Continuity
Our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID-19 pandemic has caused significant uncertainty and disruption to governments, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans do not include effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.
Cyber Security
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
A computer system failure or security breach may disrupt our business, damage our reputation and adversely affect our operational results, financial condition and cash flows.
We rely heavily on computer and information systems and internet and network connectivity to conduct a large portion of our business operations. This includes the need to securely store, process, transmit and dispose of confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through commercial customers, business partners (semi-) governmental agencies and third-party service providers. The introduction of new technologies, computer system failures, cyber-crime attacks or security or data privacy breaches may materially disrupt our business operations, damage our reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect our results of operations, financial condition and cash flows.
The information security risk that we face includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack our systems and information. It also includes inside threats, both malicious and accidental. For example, human error, unauthorized user activity and lack of sufficiently automated processing can result in improper information exposure or use. We also face risk in this area due to our reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by us or our affiliates may not adequately secure their own information systems and networks, or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target us and our applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.
In recent years information security risk has increased sharply due to a number of developments in how information systems are used by companies such as us, but also by society in general. Threats have increased as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can exploit.
Large, global financial institutions such as us have been, and will continue to be subject to information security attacks for the foreseeable future. The nature of these attacks will also continue to be unpredictable, and in many cases may arise from circumstances that are beyond our control. Especially if and to the extent we fail to adequately invest in defensive infrastructure, timely response capabilities, technology and processes or to effectively execute against our information security strategy, we may suffer material adverse consequences.

To date the highest impact information security incidents that we have experienced are believed to have been the result of e-mail phishing attacks targeted at our business partners and commercial customers. This in turn led to unauthorized use of valid website credentials to engage in fraudulent transactions and improper data exfiltration. Additionally, we have also faced other types of attacks, including but not limited to other types of phishing attacks and distributed denial of service (DDoS) attacks, as well as certain limited cases of unauthorized internal user activity, including activity between other units of Aegon. Although to our knowledge these events have thus far not been material in nature, our management recognizes the need to establish and maintain adequate information security systems that are capable of addressing the possibility of these types of attacks, as well as for the possibility of more significant and sophisticated information security attacks, in the future. There is no guarantee that the measures that we take will be sufficient to stop all types of attacks or mitigate all types of information security or data privacy risks.
We maintain cyber liability insurance to help decrease the impact of cyber-attacks and information security events, subject to the terms and conditions of the policy, however such insurance may not be sufficient to cover all applicable losses that we may suffer.
A breach of data privacy or security obligations may disrupt our business, damage our reputation and adversely affect financial conditions and results of operations.
Pursuant to applicable laws, various government agencies and independent administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential information held by us. For example, our businesses are subject to laws and regulations enacted by U.S. federal and state governments, including various regulatory organizations relating to the privacy and/or security of the information of customers, employees or others. These laws, among other things, increased compliance obligations, impacted our businesses’ collection, processing and retention of personal data, reporting of data breaches, and provide for penalties for non-compliance. For example, the New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain of our entities, to, among other things, satisfy an extensive set of minimum cyber security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Numerous other U.S. laws also impose various information security and privacy related obligations with respect to various Company affiliates operating in the U.S., including but not limited to the Gramm-Leach-Bliley Act and related state laws (GLBA), the California Consumer Privacy Act (CCPA) and the Health Insurance Portability and Accountability Act (HIPAA), among many others. Other legislators and regulators with jurisdiction over our businesses are considering, or have already enacted, enhanced information security risk management and privacy rules and regulations. A number of our entities and affiliates are also subject to contractual restrictions with respect to the information of our clients and business partners. The Company, and numerous of its, employees and business partners have access to, and routinely process, the personal information of consumers and employees. We rely on a large number of processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, us, our systems, employees and business partners. It is possible that an employee, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Our data or data in our possession could also be the subject of an unauthorized information security attack. If we fail to maintain adequate processes and controls or if we or our business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage our reputation or lead to increased regulatory scrutiny or civil or criminal penalties or (class action) litigation, which, in turn, could have a material adverse effect on our business, financial condition and results of operations. In addition, we analyze personal information and customer data to better manage our business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over the Company or its affiliates in recent years, and more such obligations are likely to be imposed in the near future across our operations. Such restrictions and obligations could have material impacts on our business, financial conditions and/or results of operations.
In addition, we analyze personal information and customer data to better manage our business subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over Transamerica or its subsidiaries in recent years, and more such obligations are likely to be imposed in the near future across our operations. Such restriction and obligations could have material impacts on our business, financial conditions and/or results of operations.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: www.transamerica.com/individual/privacy-policy and www.transamerica.com/individual/terms-of-use.

Information About Us
Transamerica Life Insurance Company, located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, is the insurance company issuing the Policy.
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states except New York and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, and payment of any amounts held in the Fixed Account are general corporate obligations of ours and subject to our claims paying ability. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under Your policy from our general account assets and/or from Your Policy Value held in the Separate Account. It is important that You understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for Your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the Fixed Account, which are supported by the assets in our general account. Any guarantees under a policy that exceed Policy Value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and Policy Value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy Owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the Separate Account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy Owners, are available on our website

(www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), and Standard & Poor’s Rating Services (www.standardandpoors.com).
The Separate Account
Each Separate Account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the Separate Account or us. Income, gains and losses (whether or not realized), from assets allocated to the Separate Account are, in accordance with the policies, credited to or charged against the Separate Account without regard to our other income, gains or losses.
The assets of each Separate Account are held in our name on behalf of the Separate Account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The Separate Account may include other Subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Underlying Fund Portfolios
At the time You purchase Your policy, You may allocate Your premium payment to Subaccounts. These are subdivisions of our Separate Account, an account that keeps Your policy assets separate from our company assets. The Subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that You buy through Your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce Your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, Your financial professional can show You information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with Your financial professional to decide whether this policy is appropriate for You based on a thorough analysis of Your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
The selling firms are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.25% up to 7.2% of premium payments (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sells You the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask Your sales representative for further information about the compensation Your sales representative, and the selling firm that employs Your sales representative, may receive in connection with Your purchase of a policy. Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell the policy to You. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and we or our affiliates may pay all or a portion of the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, We, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
During 2020, in general, payments calculated as a percentage of sales ranged from 7 basis points (0.07%) to 75 basis points (0.75%), payments calculated as a percentage of assets under management ranged from 2.5 basis points (0.025%) to 16 basis points (0.16%), and flat annual fees ranged from $5,000 to $500,000, which included at times payments for a series of meetings and/or events of other broker-dealers and banks.
As of 2020, TCI had revenue sharing agreements with more than 69 brokers and other financial intermediaries including, without limitation:
Advisor Group, Inc.• Ameriprise Financial Services, Inc. • AXA Advisors LLC •  BBVA Securities, Inc. •  Bruderman Brothers• Cadaret, Grant & Co. • Cambridge Investment Research, Inc. •  Centarus Financial, Inc. • Cetera Financial Group, Inc. •  CFD Investments, Inc. • Charles Schwab • Citigroup Global Markets, Inc. •  Citizens Securities Inc. • CUSO Financial • D.A. Davidson & Co., Inc. •  Edward D. Jones & Co., L.P. •  Equitable Network, LLC •  • Equity Services, Inc. • FSC Securities Corporation •  Financial Data Services, Inc. •  Geneos Wealth Management, Inc. • GWFS Equities Inc. •  GW Sherwold Associates, Inc.• Hantz Financial Services, Inc. • HD Investment Services • Huntington Investment Company •  Investacorp, Inc. • Infiniex Investments, Inc. • J.P. Morgan Securities LLC •  James T. Borello & Co, • Janney Montgomery Scott, LLC •  Kestra Investment Services •  KMS Financial Services Inc. • LPL Financial Corp. • Logan Group Securities • M&T Securities, Inc. • Merrill Lynch • MML Investors Services • Morgan Stanley Smith Barney • Mutual of Omaha Investor Services, Inc. • National Financial Services, Inc. • Next Financial • Oppenhaiemer & Co. • Park Avenue Securities•  Parkland Securities, LLC • Pershing LLC • Pursche Kaplan Sterling Financial •  Raymond James and Associates, Inc. • Raymond James Financial Services, Inc. • RBC Wealth Management • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securian Financial Services, Inc. • Securities America, Inc. • Securities Service Network, Inc. • Sigma Financial Corporation • Stifel Nicolaus & Company Inc. •  SunTrust Investment Services Inc.• TD Ameritrade • Triad Advisors, Inc. • Trinity Wealth. • UBS Financial Services Inc.• United Planners Financial Services of America • US Bancorp Investments, Inc. • VOYA Financial Advisors, Inc. • Waddell Reed • Wells Fargo Advisors, LLC • Wentworth Financial Partners • Woodbury Financial Services

For the calendar year ended December 31, 2020 TCI paid approximately $34.4 million to these brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2021, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.
No specific charge is assessed directly to Owners or the Separate Account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this prospectus.  Please Note: We reserve the right to change investment choices for any optional riders subject to investment restrictions, except as otherwise provided in this prospectus. With regard to the Guaranteed Principal SolutionSM rider, this includes changing the PAM investment option as we deem necessary to support the guarantees under these riders. We will not change the PAM investment option for any existing policyholders with a Guaranteed Principal SolutionSM rider.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: To maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - The Bond Fund of AmericaSM - Class 2(3)	American Funds - The Bond Fund of AmericaSM - Class 2(3)	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term capital appreciation.
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term growth of capital.
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks capital appreciation
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation and current income.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.
TA Aegon Sustainable Equity Income - Service Class	Transamerica Aegon Sustainable Equity Income VP - Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation..
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide as high a level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA BlackRock Government Money Market - Service Class(2)	Transamerica BlackRock Government Money Market VP - Service Class(2)	BlackRock Investment Management, LLC
Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
TA BlackRock iShares Edge 40- Service Class	Transamerica BlackRock iShares Edge 40 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks capital appreciation and current income.
TA BlackRock iShares Edge 50 - Service Class	Transamerica BlackRock iShares Edge 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock iShares Edge 75 - Service Class	Transamerica BlackRock iShares Edge 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation as a secondary objective.
TA BlackRock iShares Edge 100 - Service Class	Transamerica BlackRock iShares Edge 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA International Growth - Service Class	Transamerica International Growth VP - Service Class	TDAM USA Inc.
Investment Objective: Seeks capital growth.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation and current income.
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: Seeks high total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks to maximize long-term growth.
TA Morgan Stanley Global Allocation - Service Class	Transamerica Morgan Stanley Global Allocation VP - Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks high total investment return. Total investment return is the combination of capital appreciation and investment income.
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA MSCI EAFE Index - Service Class	Transamerica MSCI EAFE Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical - Balanced VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical - Conservative VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical - Growth VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Seeks maximum real return, consistent with appreciation of capital.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Seeks current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and current income.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA Rothschild & Co Large Cap Value - Service Class	Transamerica Rothschild & Co Large Cap Value VP - Service Class	Transamerica Asset Management, Inc. & Levin Capital Strategies, L.P.
Investment Objective: Seeks long-term capital appreciation.
TA S&P 500 Index - Service Class	Transamerica S&P 500 Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers..
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Seeks to maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that any money market portfolio offered under this policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the money market Subaccount may become extremely low and possibly negative.
(3)	Effective on or about May 1, 2021 American Funds - Bond Fund will be renamed American Funds - The Bond Fund of AmericaSM.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

APPENDIX
Designated Investment Options
The tables below identify the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits except for the Transamerica Income EdgeSM rider.  See Appendix - Transamerica Income EdgeSM Investment Options.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	2/1/18 to 1/30/20	2/1/20 to 4/30/20	Post 5/1/20
AB Balanced Wealth Strategy Portfolio - Class B	√	√
AB Growth and Income Portfolio - Class B	√	√
American Funds - Asset Allocation FundSM - Class 2	√	√
American Funds - The Bond Fund of AmericaSM - Class 2	√	√	√	√	√	√	√
American Funds - Growth FundSM - Class 2	√	√
American Funds - Growth-Income FundSM - Class 2	√	√
American Funds - International FundSM - Class 2	√	√
Fidelity ® VIP Balanced Portfolio - Service Class 2	√	√
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	√	√
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	√	√
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	√	√
State Street Total Return V.I.S. Fund - Class 3	√	√
TA 60/40 Allocation - Service Class	√	√
TA Aegon High Yield Bond - Service Class	√	√
TA Aegon Sustainable Equity Income - Service Class	√	√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√	√	√	√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√		√	√
TA BlackRock Global Real Estate Securities - Service Class	√	√
TA BlackRock Government Money Market - Service Class	√	√	√	√	√	√	√
TA BlackRock iShares Edge 40- Service Class	√	√	√		√	√	√
TA BlackRock iShares Edge 50 - Service Class	√	√	√		√	√	√
TA BlackRock iShares Edge 75 - Service Class	√	√
TA BlackRock iShares Edge 100 - Service Class	√	√
TA BlackRock Tactical Allocation - Service Class(1)	√	√
TA International Growth - Service Class	√	√
TA Janus Balanced - Service Class	√	√
TA Janus Mid-Cap Growth - Service Class	√	√
TA JPMorgan Asset Allocation - Conservative - Service Class(1)	√	√	√	√	√	√	√
TA JPMorgan Asset Allocation - Growth - Service Class	√	√
TA JPMorgan Asset Allocation - Moderate - Service Class(1)	√	√	√		√	√	√
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)	√	√
TA JPMorgan Core Bond - Service Class	√	√	√	√	√	√	√
TA JPMorgan Enhanced Index - Service Class	√	√
TA JPMorgan International Moderate Growth - Service Class(1)	√	√

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	2/1/18 to 1/30/20	2/1/20 to 4/30/20	Post 5/1/20
TA JPMorgan Mid Cap Value - Service Class	√	√
TA JPMorgan Tactical Allocation - Service Class	√	√	√	√	√	√	√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√	√	√	√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	√	√
TA Madison Diversified Income - Service Class	√	√	√	√	√	√	√
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√	√	√	√
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√	√	√	√
TA Managed Risk - Growth ETF - Service Class(1)	√	√
TA Market Participation Strategy - Service Class(1)	√	√	√
TA Morgan Stanley Capital Growth - Service Class	√	√
TA Morgan Stanley Global Allocation - Service Class	√	√
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(1)	√	√	√		√	√
TA MSCI EAFE Index - Service Class	√	√
TA Multi-Managed Balanced - Service Class	√	√
TA PIMCO Tactical - Balanced - Service Class(1)	√	√	√
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√	√	√	√
TA PIMCO Tactical - Growth - Service Class(1)	√	√
TA PIMCO Total Return - Service Class	√	√	√	√	√	√	√
TA PineBridge Inflation Opportunities - Service Class	√	√	√	√	√	√	√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√	√	√	√	√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√	√	√	√	√	√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	√	√
TA Rothschild & Co Large Cap Value - Service Class	√	√
TA S&P 500 Index - Service Class	√	√
TA Small Mid Cap Value - Service Class	√	√
TA T. Rowe Price Small Cap - Service Class	√	√
TA TS&W International Equity - Service Class	√	√
TA WMC US Growth - Service Class	√	√
Fixed Account	√	√	√	√	√	√	√

	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts	Before 2/28/19	3/1/19 to 1/30/20	1/31/20 to 8/31/20	9/1/20 and After Group A, B or C
AB Balanced Wealth Strategy Portfolio - Class B	A	A	A	B
AB Growth and Income Portfolio - Class B		A	A	A

Designated Investment Options — (Continued)
	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts	Before 2/28/19	3/1/19 to 1/30/20	1/31/20 to 8/31/20	9/1/20 and After Group A, B or C
American Funds - Asset Allocation FundSM - Class 2		A	A	B
American Funds - The Bond Fund of AmericaSM - Class 2	C	A	A	C
American Funds - Growth FundSM - Class 2		A	A	A
American Funds - Growth-Income FundSM - Class 2		A	A	A
American Funds - International FundSM - Class 2		A	A	A
Fidelity ® VIP Balanced Portfolio - Service Class 2		A	A	B
Fidelity ® VIP Contrafund® Portfolio - Service Class 2		A	A	A
Fidelity ® VIP Mid Cap Portfolio - Service Class 2		A	A	A
Fidelity ® VIP Value Strategies Portfolio - Service Class 2		A	A	A
State Street Total Return V.I.S. Fund - Class 3	A	A	A	B
TA 60/40 Allocation - Service Class	A	A	A	B
TA Aegon High Yield Bond - Service Class		A	A	B
TA Aegon Sustainable Equity Income - Service Class		A	A	A
TA Aegon U.S. Government Securities - Service Class	C	A	A	C
TA American Funds Managed Risk - Balanced - Service Class(1)	B	A	A	B
TA BlackRock Global Real Estate Securities - Service Class		A	A	A
TA BlackRock Government Money Market - Service Class	C	A	A	C
TA BlackRock iShares Edge 40- Service Class	C	A	A	B
TA BlackRock iShares Edge 50 - Service Class	B	A	A	B
TA BlackRock iShares Edge 75 - Service Class	A	A	A	B
TA BlackRock iShares Edge 100 - Service Class		A	A	A
TA BlackRock Tactical Allocation - Service Class(1)	B	A	A	B
TA International Growth - Service Class		A	A	A
TA Janus Balanced - Service Class	A	A	A	B
TA Janus Mid-Cap Growth - Service Class		A	A	A
TA JPMorgan Asset Allocation - Conservative - Service Class(1)	C	A	A	B
TA JPMorgan Asset Allocation - Growth - Service Class		A	A	A
TA JPMorgan Asset Allocation - Moderate - Service Class(1)	B	A	A	B
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)	A	A	A	B
TA JPMorgan Core Bond - Service Class	C	A	A	C
TA JPMorgan Enhanced Index - Service Class		A	A	A
TA JPMorgan International Moderate Growth - Service Class(1)	A	A	A	B
TA JPMorgan Mid Cap Value - Service Class		A	A	A
TA JPMorgan Tactical Allocation - Service Class	C	A	A	B
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	B	A	A	B
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	A	A	A	B
TA Madison Diversified Income - Service Class	B	A	A	B
TA Managed Risk - Balanced ETF - Service Class(1)	B	A	A	B

Designated Investment Options — (Continued)
	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts	Before 2/28/19	3/1/19 to 1/30/20	1/31/20 to 8/31/20	9/1/20 and After Group A, B or C
TA Managed Risk - Conservative ETF - Service Class(1)	C	A	A	B
TA Managed Risk - Growth ETF - Service Class(1)	A	A	A	B
TA Market Participation Strategy - Service Class(1)	B	A	A	B
TA Morgan Stanley Capital Growth - Service Class		A	A	A
TA Morgan Stanley Global Allocation - Service Class	A	A	A	B
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(1)	B	A	A	B
TA MSCI EAFE Index - Service Class		A	A	A
TA Multi-Managed Balanced - Service Class	A	A	A	B
TA PIMCO Tactical - Balanced - Service Class(1)	B	A	A	B
TA PIMCO Tactical - Conservative - Service Class(1)	C	A	A	B
TA PIMCO Tactical - Growth - Service Class(1)	A	A	A	B
TA PIMCO Total Return - Service Class	C	A	A	C
TA PineBridge Inflation Opportunities - Service Class	C	A	A	C
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	C	A	A	B
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	B	A	A	B
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	A	A	A	B
TA Rothschild & Co Large Cap Value - Service Class		A	A	A
TA S&P 500 Index - Service Class		A	A	A
TA Small Mid Cap Value - Service Class		A	A	A
TA T. Rowe Price Small Cap - Service Class		A	A	A
TA TS&W International Equity - Service Class		A	A	A
TA WMC US Growth - Service Class		A	A	A
Fixed Account	C	A	A	C
(1)This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
TRANSAMERICA INCOME EDGESM Investment Options
The table below identifies the Select Investment Options and Flexible Investment Options available for use with the Transamerica Income EdgeSM rider.
	Select Investment Options	Select Investment Options	Flexible Investment Options	Flexible Investment Options
Subaccounts	Before 1/31/20	Post 1/31/20	Before 1/31/20	Post 1/31/20
AB Balanced Wealth Strategy Portfolio - Class B			√	√
AB Growth and Income Portfolio - Class B			√	√
American Funds - Asset Allocation FundSM - Class 2			√	√
American Funds - The Bond Fund of AmericaSM - Class 2	√	√
American Funds - Growth FundSM - Class 2			√	√
American Funds - Growth-Income FundSM - Class 2			√	√
American Funds - International FundSM - Class 2			√	√
Fidelity ® VIP Balanced Portfolio - Service Class 2			√	√
Fidelity ® VIP Contrafund® Portfolio - Service Class 2			√	√
Fidelity ® VIP Mid Cap Portfolio - Service Class 2			√	√
Fidelity ® VIP Value Strategies Portfolio - Service Class 2			√	√
State Street Total Return V.I.S. Fund - Class 3			√	√
TA 60/40 Allocation - Service Class			√	√
TA Aegon High Yield Bond - Service Class			√	√
TA Aegon Sustainable Equity Income - Service Class			√	√
TA Aegon U.S. Government Securities - Service Class	√	√
TA American Funds Managed Risk - Balanced - Service Class(1)			√	√
TA BlackRock Global Real Estate Securities - Service Class			√	√
TA BlackRock Government Money Market - Service Class	√	√
TA BlackRock iShares Edge 40- Service Class			√	√
TA BlackRock iShares Edge 50 - Service Class			√	√
TA BlackRock iShares Edge 75 - Service Class			√	√
TA BlackRock iShares Edge 100 - Service Class			√	√
TA BlackRock Tactical Allocation - Service Class(1)			√	√
TA International Growth - Service Class			√	√
TA Janus Balanced - Service Class			√	√
TA Janus Mid-Cap Growth - Service Class			√	√
TA JPMorgan Asset Allocation - Conservative - Service Class(1)			√	√
TA JPMorgan Asset Allocation - Growth - Service Class			√	√
TA JPMorgan Asset Allocation - Moderate - Service Class(1)			√	√
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)			√	√
TA JPMorgan Core Bond - Service Class	√	√
TA JPMorgan Enhanced Index - Service Class			√	√
TA JPMorgan International Moderate Growth - Service Class(1)			√	√
TA JPMorgan Mid Cap Value - Service Class			√	√

TRANSAMERICA INCOME EDGESM Investment Options — (Continued)
	Select Investment Options	Select Investment Options	Flexible Investment Options	Flexible Investment Options
Subaccounts	Before 1/31/20	Post 1/31/20	Before 1/31/20	Post 1/31/20
TA JPMorgan Tactical Allocation - Service Class			√	√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)			√	√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)			√	√
TA Madison Diversified Income - Service Class			√	√
TA Managed Risk - Balanced ETF - Service Class(1)			√	√
TA Managed Risk - Conservative ETF - Service Class(1)			√	√
TA Managed Risk - Growth ETF - Service Class(1)			√	√
TA Market Participation Strategy - Service Class(1)			√	√
TA Morgan Stanley Capital Growth - Service Class			√	√
TA Morgan Stanley Global Allocation - Service Class			√	√
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(1)			√	√
TA MSCI EAFE Index - Service Class			√	√
TA Multi-Managed Balanced - Service Class			√	√
TA PIMCO Tactical - Balanced - Service Class(1)			√	√
TA PIMCO Tactical - Conservative - Service Class(1)			√	√
TA PIMCO Tactical - Growth - Service Class(1)			√	√
TA PIMCO Total Return - Service Class	√	√
TA PineBridge Inflation Opportunities - Service Class	√	√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)			√	√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)			√	√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)			√	√
TA Rothschild & Co Large Cap Value - Service Class			√	√
TA S&P 500 Index - Service Class			√	√
TA Small Mid Cap Value - Service Class			√	√
TA T. Rowe Price Small Cap - Service Class			√	√
TA TS&W International Equity - Service Class			√	√
TA WMC US Growth - Service Class			√	√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2020. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.591350 $11.754084 $12.840085 $11.351436 $11.109585 $11.211641 $10.700276 $10.000000	$14.525737 $13.591350 $11.754084 $12.840085 $11.351436 $11.109585 $11.211641 $10.700276	867.419 867.517 867.634 867.744 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.028259 $14.879218 $16.123955 $13.869339 $12.738505 $12.813021 $11.960652 $10.000000	$18.108206 $18.028259 $14.879218 $16.123955 $13.869339 $12.738505 $12.813021 $11.960652	1,203.342 1,209.997 5,611.267 5,690.067 6,866.873 6,424.944 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.259873 $12.880175 $13.817845 $12.164015 $11.375752 $11.479805 $11.145519 $10.000000	$16.770694 $15.259873 $12.880175 $13.817845 $12.164015 $11.375752 $11.479805 $11.145519	6,439.517 6,540.686 3,515.987 16,060.536 6,577.298 5,663.634 11,907.910 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.166309 $9.512625 $9.805075 $9.677889 $9.619219 $9.816105 $9.540899 $10.000000	$10.902334 $10.166309 $9.512625 $9.805075 $9.677889 $9.619219 $9.816105 $9.540899	7,002.414 892.667 1,968.460 2,315.813 2,753.438 75.330 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.794085 $17.053148 $17.495471 $13.953462 $13.039953 $12.486969 $11.775513 $10.000000	$32.391762 $21.794085 $17.053148 $17.495471 $13.953462 $13.039953 $12.486969 $11.775513	7,103.014 7,199.374 2,703.956 4,991.421 3,818.213 1,730.216 1,587.796 363.553	0.000 296.669 377.405 511.962 578.696 0.000 0.000 0.000

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.633693 $15.927492 $16.596783 $13.875894 $12.731033 $12.840468 $11.876212 $10.000000	$21.786305 $19.633693 $15.927492 $16.596783 $13.875894 $12.731033 $12.840468 $11.876212	1,658.849 1,371.111 4,151.241 6,342.683 4,736.624 4,029.143 1,202.372 220.186	0.000 299.581 381.109 516.986 584.374 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.252104 $11.035263 $13.001045 $10.066536 $9.948674 $10.662829 $11.208331 $10.000000	$14.760345 $13.252104 $11.035263 $13.001045 $10.066536 $9.948674 $10.662829 $11.208331	5,870.407 3,359.975 0.000 1,356.263 226.348 227.409 303.330 304.826	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.951121 $13.111441 $13.999539 $12.299288 $11.728514 $11.922483 $11.055665 $10.000000	$19.095024 $15.951121 $13.111441 $13.999539 $12.299288 $11.728514 $11.922483 $11.055665	11,640.302 8,766.326 5,873.064 10,369.927 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.998031 $14.764239 $16.135679 $13.538075 $12.819798 $13.024664 $11.900768 $10.000000	$24.252219 $18.998031 $14.764239 $16.135679 $13.538075 $12.819798 $13.024664 $11.900768	2,337.697 5,525.021 4,393.219 6,506.031 7,424.491 7,971.615 4,747.222 592.324	0.000 151.424 192.632 261.312 295.374 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.138836 $13.367312 $16.003053 $13.543837 $12.344767 $12.802693 $12.318322 $10.000000	$18.645795 $16.138836 $13.367312 $16.003053 $13.543837 $12.344767 $12.802693 $12.318322	2,936.907 5,426.942 1,243.470 2,803.855 3,826.817 4,022.973 4,025.953 436.161	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.397866 $11.714373 $14.487533 $12.410653 $11.586377 $12.210010 $11.694967 $10.000000	$16.303426 $15.397866 $11.714373 $14.487533 $12.410653 $11.586377 $12.210010 $11.694967	0.000 0.000 0.000 927.525 924.075 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.754668 $11.281950 $12.350480 $10.952466 $10.553741 $10.935350 $10.638836 $10.000000	$13.242993 $12.754668 $11.281950 $12.350480 $10.952466 $10.553741 $10.935350 $10.638836	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.209732 $9.519685 $9.989111	$12.357542 $11.209732 $9.519685	0.000 0.000 0.000	0.000 0.000 0.000

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.991839 $10.734187 $11.257156 $10.711362 $9.501685 $10.129161 $9.974176 $10.000000	$12.304268 $11.991839 $10.734187 $11.257156 $10.711362 $9.501685 $10.129161 $9.974176	367.853 2,019.965 2,205.044 6,818.989 4,130.259 2,682.018 6,672.856 81.067	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.035186 $13.238319 $15.294716 $13.435746 $11.961213 $12.689079 $11.564972 $10.000000	$14.524867 $16.035186 $13.238319 $15.294716 $13.435746 $11.961213 $12.689079 $11.564972	740.152 1,032.069 1,358.952 1,483.883 1,757.274 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.591629 $9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$10.216281 $9.591629 $9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	3,673.798 397.833 843.307 2,664.402 3,714.895 2,599.578 2,624.120 0.000	22,153.978 0.000 0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.591629 $9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$10.216281 $9.591629 $9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	0.000 0.000 0.000 0.000 7,418.147 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.857272 $10.268296 $11.124577 $9.900717 $9.491668 $9.999452	$12.121187 $11.857272 $10.268296 $11.124577 $9.900717 $9.491668	19,031.775 20,460.215 28,520.235 11,930.135 11,705.767 3,644.894	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.375636 $9.292825 $10.573491 $9.716300 $9.870653 $10.158628 $9.147694 $10.000000	$11.093709 $11.375636 $9.292825 $10.573491 $9.716300 $9.870653 $10.158628 $9.147694	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$8.978662 $9.005322 $9.111758 $9.294840 $9.481595 $9.672635 $9.867524 $10.000000	$8.822520 $8.978662 $9.005322 $9.111758 $9.294840 $9.481595 $9.672635 $9.867524	10,470.211 199.941 423.827 508.421 534.563 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.559847 $10.245966 $10.938439 $10.188799 $10.191264 $10.440900 $10.110268 $10.000000	$12.402037 $11.559847 $10.245966 $10.938439 $10.188799 $10.191264 $10.440900 $10.110268	0.000 0.000 0.000 0.000 741.614 1,903.728 819.169 826.866	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.140004 $10.673613 $11.183885 $10.110246 $9.998361	$13.056720 $12.140004 $10.673613 $11.183885 $10.110246	1,588.788 1,788.512 1,815.948 1,842.428 0.000	0.000 217.594 223.483 229.333 540.487
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.069221 $11.085326 $11.770769 $10.179177 $9.998361	$14.124862 $13.069221 $11.085326 $11.770769 $10.179177	2,976.970 969.976 970,107 970.229 0.000	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.269099 $11.685225 $12.593255 $10.425324 $9.998361	$15.368521 $14.269099 $11.685225 $12.593255 $10.425324	0.000 0.000 0.000 1,055.169 0.000	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.844177 $11.194843 $11.949711 $10.915298 $10.614233 $10.842138 $10.527416 $10.000000	$14.250243 $12.844177 $11.194843 $11.949711 $10.915298 $10.614233 $10.842138 $10.527416	1,812.715 1,812.919 6,940.640 14,364.159 22,060.698 22,426.368 13,741.737 8,216.815	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.275826 $9.830054 $12.224169 $9.820312 $10.031546 $10.259096 $11.065013 $10.000000	$14.509721 $12.275826 $9.830054 $12.224169 $9.820312 $10.031546 $10.259096 $11.065013	767.893 1,184.494 1,650.493 2,801.671 1,251.438 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.481255 $12.969905 $13.242014 $11.572264 $11.338348 $11.553260 $10.930754 $10.000000	$17.346771 $15.481255 $12.969905 $13.242014 $11.572264 $11.338348 $11.553260 $10.930754	4,870.814 2,485.368 7,097.284 3,913.745 4,446.074 4,920.351 343.980 137.441	0.000 177.423 225.706 306.178 346.088 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.374776 $13.002189 $13.462572 $10.667907 $11.139420 $11.995798 $12.270186 $10.000000	$20.255072 $17.374776 $13.002189 $13.462572 $10.667907 $11.139420 $11.995798 $12.270186	911.304 911.407 911.530 1,896.459 870.881 819.530 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.786999 $10.590178 $11.288558 $10.230430 $10.005840 $10.431669 $10.438955 $10.000000	$12.853156 $11.786999 $10.590178 $11.288558 $10.230430 $10.005840 $10.431669 $10.438955	2,197.997 5,873.926 5,936.380 3,727.012 3,882.503 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 10,323.211
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.106830 $12.245108 $13.991627 $11.476354 $11.063534 $11.531143 $11.484188 $10.000000	$18.414865 $15.106830 $12.245108 $13.991627 $11.476354 $11.063534 $11.531143 $11.484188	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.762314 $11.720903 $12.903682 $11.016039 $10.576565 $11.069107 $11.022930 $10.000000	$15.468100 $13.762314 $11.720903 $12.903682 $11.016039 $10.576565 $11.069107 $11.022930	1,424.671 1,992.186 3,550.179 5,181.593 1,578.649 1,986.965 18,439.491 204.597	0.000 195.236 200.233 201.289 497.726 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.694084 $11.147101 $12.016376 $10.556675 $10.231557 $10.703314 $10.641818 $10.000000	$13.970447 $12.694084 $11.147101 $12.016376 $10.556675 $10.231557 $10.703314 $10.641818	64,863.108 65,797.517 69,391.671 47,909.403 41,113.673 42,229.651 56,461.426 16,686.054	0.000 0.000 0.000 0.000 0.000 0.000 0.000 10,180.865
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.216952 $9.628532 $9.833110 $9.699460 $9.695105 $9.857938 $9.568838 $10.000000	$10.732252 $10.216952 $9.628532 $9.833110 $9.699460 $9.695105 $9.857938 $9.568838	2,453.333 3,724.663 4,612.199 4,927.948 5,130.765 0.000 0.000 0.000	0.000 127.949 1,034.852 1,047.722 1,138.779 901.853 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.398999 $15.143496 $16.480659 $13.915519 $12.775071 $13.079512 $11.708139 $10.000000	$22.791447 $19.398999 $15.143496 $16.480659 $13.915519 $12.775071 $13.079512 $11.708139	1,101.858 867.846 0.000 0.000 822.822 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.555802 $10.024106 $11.610713 $9.750970 $9.841456 $10.233246 $10.522939 $10.000000	$12.974104 $11.555802 $10.024106 $11.610713 $9.750970 $9.841456 $10.233246 $10.522939	0.000 0.000 1,332.193 1,505.648 1,965.908 7,138.794 4,240.944 725.569	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.447107 $13.317436 $15.457693 $13.931721 $12.436753 $13.072133 $11.597940 $10.000000	$16.288149 $16.447107 $13.317436 $15.457693 $13.931721 $12.436753 $13.072133 $11.597940	0.000 289.342 3,776.648 3,762.436 5,455.894 4,648.338 3,386.022 0.000	0.000 149.603 190.315 258.168 291.820 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.558025 $10.536234 $11.104101 $10.439813 $10.221678 $10.470186 $10.050472 $10.000000	$12.700342 $11.558025 $10.536234 $11.104101 $10.439813 $10.221678 $10.470186 $10.050472	0.000 3,695.790 3,745.217 9,631.801 14,541.061 4,518.188 9,717.412 4,731.853	5,100.820 4,001.259 3,820.699 2,840.653 815.912 851.118 0.000 10,620.005
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.901111 $10.461207 $11.039653 $10.194933 $10.470428 $10.908462 $10.258624 $10.000000	$11.601447 $11.901111 $10.461207 $11.039653 $10.194933 $10.470428 $10.908462 $10.258624	0.000 3,600.966 4,521.953 19,972.175 21,584.546 11,306.601 7,219.733 869.397	0.000 221.908 1,448.535 1,482.317 1,778.196 1,239.049 0.000 10,458.079
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.407284 $10.834658 $11.603851 $10.456470 $10.773620 $11.325279 $10.680532 $10.000000	$11.898118 $12.407284 $10.834658 $11.603851 $10.456470 $10.773620 $11.325279 $10.680532	0.000 2,770.695 4,835.354 6,402.510 7,209.680 3,921.751 1,918.768 140.573	0.000 0.000 1,156.550 1,196.964 1,230.940 1,199.251 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$12.826388 $11.384399 $11.703863 $11.227737	$13.572352 $12.826388 $11.384399 $11.703863	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.357968 $10.901814 $11.653073 $10.449462 $10.303895 $10.701436 $10.442550 $10.000000	$12.620688 $12.357968 $10.901814 $11.653073 $10.479462 $10.303895 $10.701436 $10.442550	0.000 30,064.953 70,702.793 56,440.183 60,117.537 55,187.371 15,615.370 7,279.588	5,304.281 4,081.137 2,961.668 2,118.936 260.331 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.811071 $10.740303 $11.367219 $10.443991 $10.237170 $10.516279 $10.194356 $10.000000	$12.145927 $11.811071 $10.740303 $11.367219 $10.443991 $10.237170 $10.516279 $10.194356	0.000 2,320.153 17,501.826 22,098.596 23,238.058 11,492.366 815.618 823.282	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.359553 $11.413962 $12.543781 $10.801234 $10.527299 $11.131179 $10.922306 $10.000000	$13.647168 $13.359553 $11.413962 $12.543781 $10.801234 $10.527299 $11.131179 $10.922306	5,347.800 5,142.149 7,326.369 16,513.897 15,471.686 13,691.621 8,488.078 3,027.932	0.000 0.000 0.000 21,458.457 21,831.589 22,230.640 22,601.082 0.000

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.380871 $11.512131 $12.075550 $11.118740 $10.889571 $11.481729 $10.841461 $10.000000	$15.782337 $13.380871 $11.512131 $12.075550 $11.118740 $10.889571 $11.481729 $10.841461	4,896.495 987.275 1,597.306 2,101.879 1,319.852 2,408.214 530.539 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.075264 $21.545095 $20.653699 $14.706446 $15.387895 $14.085816 $13.584149 $10.000000	$55.539330 $26.075264 $21.545095 $20.653699 $14.706446 $15.387895 $14.085816 $13.584149	9,597.621 4,375.545 4,217.840 5,983.458 6,318.014 6,609.861 2,054.257 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.256620 $10.610471 $11.719020 $10.533775 $10.277358 $10.615269 $10.653324 $10.000000	$14.217080 $12.256620 $10.610471 $11.719020 $10.533775 $10.277358 $10.615269 $10.653324	8,452.860 16,007.793 9,897.337 1,952.247 1,513.068 1,037.640 853.851 154.086	0.000 287.090 365.221 495.434 560.012 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.336924 $9.193437 $10.169694 $9.221302 $9.372257 $9.900643 $9.998356	$10.789601 $10.336924 $9.193437 $10.169694 $9.221302 $9.372257 $9.900643	0.000 1,267.665 1,324.111 1,320.229 1,292.287 1,289.919 0.000	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.336924 $9.193437 $10.169694 $9.221302 $9.372257 $10.221534	$10.789601 $10.336924 $9.193437 $10.169694 $9.221302 $9.372257	N/A	0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$10.933311 $9.224462 $10.990334 $9.998233	$11.536718 $10.933311 $9.224462 $10.990334	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.160039 $12.729843 $13.516019 $12.114347 $11.481522 $11.720834 $10.821553 $10.000000	$17.178561 $15.160039 $12.729843 $13.516019 $12.114347 $11.481522 $11.720834 $10.821553	0.000 171,437.309 200,767.557 207,607.674 223,316.603 65,415.663 13,119.061 0.000	3,745.257 3,802.547 3,861.354 3,918.912 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.749440 $10.868527 $11.915993 $10.849909 $10.503387 $10.995509 $10.402930 $10.000000	$13.604124 $12.749440 $10.868527 $11.915993 $10.849909 $10.503387 $10.995509 $10.402930	0.000 1,184.032 8,396.544 16,544.904 19,246.318 19,165.359 9,886.033 2,467.270	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.364677 $10.729662 $11.541701 $10.665534 $10.364472 $10.798112 $10.132325 $10.000000	$13.318775 $12.364677 $10.729662 $11.541701 $10.665534 $10.364472 $10.798112 $10.132325	532.025 528.035 605.974 607.012 66.454 67.904 0.000 0.000	4,813.286 3,793.303 3,620.588 2,750.014 802.522 833.462 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.243878 $11.115395 $12.284934 $10.914140 $10.616795 $11.219019 $10.757765 $10.000000	$14.161849 $13.243878 $11.115395 $12.284934 $10.914140 $10.616795 $11.219019 $10.757765	9,383.785 13,983.244 11,761.571 5,840.877 4,418.622 3,528.776 503.364 292.601	0.000 0.000 1,111.927 1,131.771 1,198.515 1,211.521 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.108141 $9.529206 $9.822886 $9.575956 $9.532978 $9.675483 $9.460432 $10.000000	$10.641753 $10.108141 $9.529206 $9.822886 $9.575956 $9.532978 $9.675483 $9.460432	7,171.073 5,403.188 8,305.985 16,306.599 17,082.277 2,848.335 1,520.942 0.000	0.000 438.190 521.506 662.540 886.871 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.000732 $8.486505 $8.794863 $8.699662 $8.549785 $8.979971 $8.862005 $10.000000	$9.589534 $9.000732 $8.486505 $8.794863 $8.699662 $8.549785 $8.979971 $8.862005	2,364.553 2,377.630 83.880 881,973. 853.240 993.203 802.137 0.000	0.000 145.656 1,152.612 1,176.759 1,277.199 1,017.579 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.266755 $10.333466 $10.857075 $9.915835 $9.854655 $10.296821 $10.139188 $10.000000	$11.778420 $11.266755 $10.333466 $10.857075 $9.915835 $9.854655 $10.296821 $10.139188	0.000 0.000 0.000 0.000 740.248 777.955 817.661 825.344	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.796836 $10.807865 $11.725266 $9.942588 $9.947237 $10.857726 $10.730995 $10.000000	$11.322969 $11.796836 $10.807865 $11.725266 $9.942588 $9.947237 $10.857726 $10.730995	0.000 716.299 2,000.621 1,452.977 2,339.147 1,229.597 695.512 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.481375 $10.540281 $11.222243 $9.916596 $9.900223 $10.551556 $10.389003 $10.000000	$11.619499 $11.481375 $10.540281 $11.222243 $9.916596 $9.900223 $10.551556 $10.389003	0.000 0.000 2,555.197 27,658.957 35,228.770 34,628.474 29,956.423 8,800.497	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.236136 $8.925723 $9.969631	$9.972636 $10.236136 $8.925723	0.000 0.000 0.000	0.000 0.000 0.000

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.291228 $10.374435 $11.157940 $9.998233	$15.346985 $13.291228 $10.374435 $11.157940	45,555.633 26,621.748 0.000 0.000	0.000 16,071.278 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.849041 $13.758017 $15.886441 $14.060907 $11.873751 $12.454065 $12.108297 $10.000000	$17.133079 $16.849041 $13.758017 $15.886441 $14.060907 $11.873751 $12.454065 $12.108297	2,388.904 555.753 3,594.973 8,387.507 5,833.609 5,106.327 3,424.076 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.523941 $15.815777 $17.404338 $14.550591 $13.372482 $13.354847 $12.823910 $10.000000	$24.805681 $20.523941 $15.815777 $17.404338 $14.550591 $13.372482 $13.354847 $12.823910	1,589.878 1,837.663 3,548.243 8,611.188 9,276.945 8,411.848 4,065.451 212.280	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.950154 $10.097624 $12.221146 $10.164157 $10.290106 $10.389993 $11.202665 $10.000000	$12.439952 $11.950154 $10.097624 $12.221146 $10.164157 $10.290106 $10.389993 $11.202665	3,682.966 3,703.334 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.039512 $16.827719 $17.175435 $13.596977 $13.527175 $12.944696 $11.915368 $10.000000	$30.925767 $23.039512 $16.827719 $17.175435 $13.596977 $13.527175 $12.944696 $11.915368	3,866.277 4,250.797 715.093 715.183 0.000 3,493.100 3,536.420 450.670	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.383748 $12.334112 $13.359003 $11.710586 $11.364376 $11.371714 $10.761224 $10.000000	$15.503815 $14.383748 $12.334112 $13.359003 $11.710586 $11.364376 $11.371714 $10.761224	330,911.286 328,505.108 175,683.275 103,142.056 64,510.196 64,263.104 37,128.764 14,995.732	28,329.973 28,193.872 28,657.453 6,380.607 0.000 0.000 2,670.490 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.079164 $15.613345 $16.775458 $14.308066 $13.030577 $12.995901 $12.028720 $10.000000	$19.327391 $19.079164 $15.613345 $16.775458 $14.308066 $13.030577 $12.995901 $12.028720	340,186.610 265,159.874 149,009.605 164,611.425 138,862.092 123,470.356 92,791.945 35,314.073	61,434.479 52,547.069 36,996.025 32,453.369 31,632.581 27,453.233 24,093.739 3,498.424

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.149529 $13.515767 $14.376273 $12.548874 $11.636649 $11.643706 $11.208984 $10.000000	$17.899897 $16.149529 $13.515767 $14.376273 $12.548874 $11.636649 $11.643706 $11.208984	1,948,581.348 1,555,165.027 981,904.031 590,650.159 525,236.696 368,263.063 293,609.932 138,211.893	109,763.828 89,763.562 64,067.036 35,117.407 11,607.906 7,769.297 4.304 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.759093 $9.982121 $10.201452 $9.984156 $9.839875 $9.956305 $9.595288 $10.000000	$11.636476 $10.759093 $9.982121 $10.201452 $9.984156 $9.839875 $9.956305 $9.595288	2,258,971.300 1,799,297.017 1,548,811.031 1,475,335.846 1,337,423.821 957,268.026 552,968.936 146,080.294	282,507.928 253,074.294 227,727.906 215,679.081 197,584.875 116,806.127 74,055.305 30,156.996
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.064503 $17.894539 $18.202405 $14.394875 $13.338973 $12.665223 $11.842546 $10.000000	$34.572111 $23.064503 $17.894539 $18.202405 $14.394875 $13.338973 $12.665223 $11.842546	2,511,954.983 1,782,356.261 815,897.274 600,904.597 392,092.064 294,898.100 186,803.477 71,129.439	382,775.914 377,994.953 41,881.437 37,703.650 20,793.088 14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.778277 $16.713401 $17.267455 $14.314879 $13.022990 $13.023761 $11.943820 $10.000000	$23.253184 $20.778277 $16.713401 $17.267455 $14.314879 $13.022990 $13.023761 $11.943820	1,617,034.154 1,202,120.109 562,526.045 495,401.093 420,329.522 357,581.284 170,921.732 52,765.149	254,674.951 228,709.533 29,846.367 21,060.948 11,397.795 20,740.198 19,939.072 17,557.157
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.024778 $11.579867 $13.526456 $10.385062 $10.176872 $10.815068 $11.272124 $10.000000	$15.754322 $14.024778 $11.579867 $13.526456 $10.385062 $10.176872 $10.815068 $11.272124	1,210,756.260 892,424.088 430,086.104 282,731.238 208,072.831 163,772.248 114,327.791 16,463.971	296,456.421 267,397.197 39,896.198 26,881.339 15,365.966 10,557.027 10,509.620 8,788.363
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.881019 $13.758420 $14.565303 $12.688411 $11.997477 $12.092692 $11.118629 $10.000000	$20.380597 $16.881019 $13.758420 $14.565303 $12.688411 $11.997477 $12.092692 $11.118629	1,215,543.484 980,445.451 558,452.638 296,969.520 255,057.177 211,502.968 101,808.240 18,532.916	156,840.759 165,429.480 102,017.276 54,568.256 31,955.280 24,303.503 5,420.067 1,571.840
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.105592 $15.492781 $16.787722 $13.966380 $13.113758 $13.210576 $11.968514 $10.000000	$25.885023 $20.105592 $15.492781 $16.787722 $13.966380 $13.113758 $13.210576 $11.968514	1,699,848.153 1,232,211.740 628,942.932 529,654.783 492,381.196 426,751.229 311,539.859 100,871.307	205,669.077 155,002.599 73,167.056 67,017.902 56,078.329 41,522.119 28,934.053 12,693.008

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.079828 $14.027014 $16.649803 $13.972369 $12.627883 $12.985456 $12.388426 $10.000000	$19.901360 $17.079828 $14.027014 $16.649803 $13.972369 $12.627883 $12.985456 $12.388426	778,791.308 621,565.142 349,384.947 275,430.553 177,601.004 163,561.017 105,849.851 32,322.823	186,252.466 154,070.877 31,662.363 27,955.072 24,973.518 25,288.670 9,551.853 4,479.211
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.295605 $12.292496 $15.073041 $12.803346 $11.852103 $12.384321 $11.761540 $10.000000	$17.401320 $16.295605 $12.292496 $15.073041 $12.803346 $11.852103 $12.384321 $11.761540	529,805.688 340,248.503 173,883.158 137,962.027 124,980.079 112,986.456 71,885.942 35,644.269	133,906.570 109,506.769 10,844.551 7,722.919 5,749.821 11,039.005 4,860.226 7,281.608
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.498300 $11.838689 $12.849623 $11.299003 $10.795776 $11.091476 $10.699427 $10.000000	$14.134727 $13.498300 $11.838689 $12.849623 $11.299003 $10.795776 $11.091476 $10.699427	259,645.106 212,852.969 143,364.540 69,980.599 50,166.062 28,308.074 9,930.760 6,653.874	18,448.461 15,746.061 8,909.178 8,018.112 2,431.667 2,379.108 778.524 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.370069 $9.574171 $9.989344	$12.641248 $11.370069 $9.574171	160,829.566 137,028.173 36,469.916	3,014.977 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.690948 $11.263880 $11.712137 $11.050257 $9.719621 $10.273798 $10.031013 $10.000000	$13.132746 $12.690948 $11.263880 $11.712137 $11.050257 $9.719621 $10.273798 $10.031013	487,522.031 503,178.509 320,302.705 362,641.644 365,057.050 264,491.006 130,725.778 46,472.543	50,911.395 48,577.796 43,207.303 34,852.611 25,867.811 15,260.354 10,356.867 7,044.338
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.970064 $13.891600 $15.912793 $13.860798 $12.235510 $12.870208 $11.630812 $10.000000	$15.503032 $16.970064 $13.891600 $15.912793 $13.860798 $12.235510 $12.870208 $11.630812	398,689.153 309,908.692 163,764.171 159,609.528 138,897.838 61,960.156 25,626.680 7,256.513	50,632.537 41,879.122 37,113.265 32,486.106 31,173.160 22,459.264 15,934.879 4,780.753
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.150892 $9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$10.904217 $10.150892 $9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	1,986,263.611 1,299,155.801 1,211,600.768 1,079,446.787 1,335,371.499 697,521.847 609,174.753 520,275.110	233,049.824 156,602.109 119,025.882 131,213.501 192,665.510 120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.150892 $9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$10.904217 $10.150892 $9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	13,006.553 5,251.510 60,770.568 0.000 0.000 0.000 0.000 0.000	0.000 0.000 3,833.130 0.000 0.000 0.000 0.000 0.000

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.337420 $10.593713 $11.379435 $10.042113 $9.545989 $9.999685	$12.719673 $12.337420 $10.593713 $11.379435 $10.042113 $9.545989	12,765,593.831 11,996,467.842 10,196,930.874 8,110,661.826 4,928,074.845 1,413,126.571	1,139,019.635 1,097,412.547 908,918.444 739,979.650 473,940.331 96,829.920
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.038833 $9.751413 $11.000800 $10.023696 $10.097049 $10.303687 $9.199845 $10.000000	$11.840749 $12.038833 $9.751413 $11.000800 $10.023696 $10.097049 $10.303687 $9.199845	507,386.818 414,183.546 143,768.639 132,155.329 112,403.836 89,543.938 41,164.836 12,860.930	32,214.278 33,651.254 27,620.095 29,886.976 23,432.152 22,376.797 21,172.153 2,560.342
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.502196 $9.449768 $9.480095 $9.588969 $9.699074 $9.810770 $9.923751 $10.000000	$9.416652 $9.502196 $9.449768 $9.480095 $9.588969 $9.699074 $9.810770 $9.923751	6,604,277.148 2,816,175.654 2,826,627.459 2,437,218.640 2,456,952.601 2,010,638.975 1,443,548.814 899,801.995	452,573.957 196,717.887 214,373.622 93,020.599 515,389.143 1,727,056.057 2,879,830.881 145,828.155
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.233853 $10.751618 $11.380554 $10.511182 $10.425007 $10.589984 $10.167870 $10.000000	$13.237123 $12.233853 $10.751618 $11.380554 $10.511182 $10.425007 $10.589984 $10.167870	1,340,728.618 1,413,916.799 1,313,794.770 1,159,911.467 1,296,566.839 1,080,862.218 623,127.531 268,509.728	247,508.540 121,492.005 128,775.408 116,439.464 100,139.594 70,004.737 32,762.921 14,090.541
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.537012 $10.929402 $11.354430 $10.177835 $9.999057	$13.598745 $12.537012 $10.929402 $11.354430 $10.177835	4,477,024.222 3,042,700.590 1,493,863.665 542,728.859 388,732.490	283,744.658 256,000.652 83,880.203 22,016.079 3,180.765
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.496584 $11.350954 $11.950233 $10.247219 $9.999057	$14.711212 $13.496584 $11.350954 $11.950233 $10.247219	1,145,569.164 877,127.320 547,226.258 203,066.232 180,001.729	132,428.171 123,358.042 50,061.605 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.735682 $11.965214 $12.785227 $10.494991 $9.999057	$16.006508 $14.735682 $11.965214 $12.785227 $10.494991	536,328.774 386,990.307 78,698.880 64,953.339 43,869.130	15,099.022 11,893.611 1,403.735 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.592987 $11.747274 $12.432659 $11.260647 $10.857672 $10.996952 $10.587385 $10.000000	$15.209706 $13.592987 $11.747274 $12.432659 $11.260647 $10.857672 $10.996952 $10.587385	6,275,516.247 6,856,182.751 7,294,458.661 7,713,214.208 7,742,824.084 6,200,833.238 4,320,865.703 1,969,138.867	871,257.413 903,163.185 954,468.899 984,218.848 850,758.710 640,436.437 431,236.557 150,960.379

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.991573 $10.315212 $12.718194 $10.131037 $10.261621 $10.405556 $11.127981 $10.000000	$15.486717 $12.991573 $10.315212 $12.718194 $10.131037 $10.261621 $10.405556 $11.127981	461,442.662 333,545.294 235,143.369 184,789.893 155,959.303 140,136.619 66,623.112 22,301.612	35,667.442 40,987.823 42,726.160 34,642.124 27,841.382 11,797.477 10,139.958 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.383815 $13.609925 $13.777202 $11.938410 $11.598380 $11.718211 $10.993018 $10.000000	$18.514726 $16.383815 $13.609925 $13.777202 $11.938410 $11.598380 $11.718211 $10.993018	7,540,270.194 7,514,073.631 7,090,272.105 6,453,570.890 5,627,498.505 4,122,918.223 2,168,929.879 605,286.567	807,849.380 826,574.561 745,422.044 700,842.517 529,204.466 293,953.434 166,631.869 62,095.414
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.387774 $13.643858 $14.006693 $11.005500 $11.394925 $12.167048 $12.340009 $10.000000	$21.618941 $18.387774 $13.643858 $14.006693 $11.005500 $11.394925 $12.167048 $12.340009	1,024,340.953 744,039.015 286,748.597 204,649.186 121,166.295 98,052.610 64,211.374 28,463.664	54,660.955 32,906.922 12,952.125 12,057.605 8,956.409 9,836.012 7,724.044 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.474237 $11.112818 $11.744831 $10.554151 $10.235360 $10.580640 $10.498423 $10.000000	$13.718617 $12.474237 $11.112818 $11.744831 $10.554151 $10.235360 $10.580640 $10.498423	3,453,914.771 3,773,775.800 3,420,681.390 3,509,521.322 3,349,856.936 2,984,921.195 1,928,571.581 785,477.811	243,184.370 266,832.616 243,501.115 245,002.589 248,346.991 177,112.121 107,274.427 13,158.362
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.987614 $12.849411 $14.557080 $11.839475 $11.317279 $11.695770 $11.549567 $10.000000	$19.654773 $15.987614 $12.849411 $14.557080 $11.839475 $11.317279 $11.695770 $11.549567	495,190.298 361,993.527 194,361.304 163,435.525 81,192.541 94,099.758 36,543.476 2,468.009	48,778.704 35,106.144 23,846.406 16,953.812 10,602.006 7,185.573 1,571.040 5,258.281
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.564673 $12.299314 $13.425178 $11.364591 $10.819148 $11.227145 $11.085692 $10.000000	$16.509577 $14.564673 $12.299314 $13.425178 $11.364591 $10.819148 $11.227145 $11.085692	11,125,048.125 11,264,970.544 11,595,711.062 10,944,980.751 9,047,990.197 7,018,551.500 4,197,855.111 1,507,985.665	650,268.590 662,174.561 676,758.853 655,497.757 572,781.176 477,975.276 365,069.978 85,215.629
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.434181 $11.697206 $12.502039 $10.890701 $10.466234 $10.856149 $10.702435 $10.000000	$14.911111 $13.434181 $11.697206 $12.502039 $10.890701 $10.466234 $10.856149 $10.702435	31,073,431.219 29,529,951.788 25,011,917.348 21,275,906.716 20,600,851.837 19,562,323.435 16,886.380.920 5,462,160.802	1,482,255.838 1,454,617.622 1,372,648.352 1,287,145.736 1,314,864.912 1,229,185.209 1,106,523.523 400,013.153

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.812645 $10.103708 $10.230589 $10.006379 $9.917483 $9.998717 $9.623381 $10.000000	$11.454904 $10.812645 $10.103708 $10.230589 $10.006379 $9.917483 $9.998717 $9.623381	2,270,010.611 2,021,328.395 1,791,305.006 1,731,131.639 1,712,205.303 1,210,251.369 655,763.289 199,980.549	750,895.504 766,842.226 246,180.294 212,450.655 186,538.031 115,642.878 78,068.408 5,642.241
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.529881 $15.890715 $17.146612 $14.355718 $13.067996 $13.266196 $11.774789 $10.000000	$24.325915 $20.529881 $15.890715 $17.146612 $14.355718 $13.067996 $13.266196 $11.774789	480,519.402 299,506.853 158,243.703 133,747.154 105,740.003 70,126.307 40,675.593 20,179.528	20,951.046 16,504.634 8,524.337 5,752.607 4,432.723 2,807.748 663.236 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.229536 $10.518792 $12.079938 $10.059488 $10.067158 $10.379348 $10.582852 $10.000000	$13.847691 $12.229536 $10.518792 $12.079938 $10.059488 $10.067158 $10.379348 $10.582852	2,977,884.278 3,201,271.583 3,491,680.387 3,254,401.548 2,765,579.377 2,481,388.175 1,482,653.871 545,902.099	222,545.471 232,352.399 275,515.743 265,916.412 246,354.672 218,118.771 166,273.306 46,261.476
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.405954 $13.974585 $16.082330 $14.372441 $12.721939 $13.258726 $11.663974 $10.000000	$17.384894 $17.405954 $13.974585 $16.082330 $14.372441 $12.721939 $13.258726 $11.663974	673,035.607 475,520.154 255,590.631 193,800.939 145,199.336 88,619.657 60,493.765 31,965.230	150,106.619 111,636.915 20,946.852 21,878.819 22,528.118 14,411.224 6,344.237 6,129.223
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.231902 $11.056189 $11.552910 $10.770135 $10.456119 $10.619703 $10.107747 $10.000000	$13.555479 $12.231902 $11.056189 $11.552910 $10.770135 $10.456119 $10.619703 $10.107747	8,691,034.300 8,812,306.614 8,820,040.201 8,984,307.211 9,385,638.157 7,927,091.042 4,822,103.114 1,755,876.651	625,447.347 641,350.400 632,793.511 662,491.745 643,280.579 522,078.436 357,122.600 83,305.130
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.595045 $10.977505 $11.485905 $10.517546 $10.710585 $11.064219 $10.317071 $10.000000	$12.382714 $12.595045 $10.977505 $11.485905 $10.517546 $10.710585 $11.064219 $10.317071	11,088,317.500 11,211,183.384 11,525,574.113 11,950,678.423 12,807,077.887 11,210,930.239 5,553,032.401 1,731,470.954	569,520.132 601,760.108 655,532.980 695,820.301 746,852.539 757,872.315 428,082.204 170,898.767
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.130692 $11.369350 $12.072850 $10.787335 $11.020711 $11.486977 $10.741367 $10.000000	$12.699365 $13.130692 $11.369350 $12.072850 $10.787335 $11.020711 $11.486977 $10.741367	3,818,604.117 4,040,190.096 4,292,261.477 4,562,478.889 4,902,835.025 4,432,074.260 1,630,313.399 534,123.874	442,004.680 453,483.503 464,720.673 495,914.557 553,370.880 453,444.882 222,144.139 68,654.884
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$13.518879 $11.897505 $12.127279 $11.576938	$14.427216 $13.518879 $11.897505 $12.127279	2,805,364.556 2,322,600.061 1,845,229.531 1,340,325.844	75,790.408 59,413.424 18,748.593 10,933.462

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.078504 $11.439829 $12.124074 $10.811064 $10.540233 $10.854242 $10.502044 $10.000000	$13.470531 $13.078504 $11.439829 $12.124074 $10.811064 $10.540233 $10.854242 $10.502044	37,905,076.533 40,186,352.774 41,973,076.451 43,320,969.175 44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935	2,921,283.260 3,073,834.515 3,217,683.031 3,262,583.334 3,206,106.038 2,953,601.177 1,824,512.810 372,941.020
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.499710 $11.270342 $11.826673 $10.774463 $10.471975 $10.666439 $10.252434 $10.000000	$12.963795 $12.499710 $11.270342 $11.826673 $10.774463 $10.471975 $10.666439 $10.252434	3,931,801.857 4,082,948.339 4,300,812.920 4,408,579.201 4,450,403.887 3,706,354.630 2,724,971.946 875,220.175	394,163.900 432,105.682 434,666.576 498,804.300 491,911.299 379,923.921 181,285.657 29,954.334
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.138433 $11.977216 $13.050725 $11.142987 $10.768739 $11.290100 $10.984499 $10.000000	$14.566091 $14.138433 $11.977216 $13.050725 $11.142987 $10.768739 $11.290100 $10.984499	13,261,895.378 14,241,488.007 14,963,453.526 15,551,526.338 15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904	4,207,848.197 4,383,031.913 4,431,073.877 4,455,479.793 4,405,868.528 3,221,577.455 1,422,137.997 312,077.531
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.161002 $12.080245 $12.563616 $11.470549 $11.139325 $11.645646 $10.903208 $10.000000	$16.844905 $14.161002 $12.080245 $12.563616 $11.470549 $11.139325 $11.645646 $10.903208	3,194,153.686 3,449,252.684 3,807,675.652 4,041,185.565 4,542,652.112 4,503,750.020 3,695,013.317 992,195.452	171,508.616 200,891.827 211,873.643 245,326.716 248,371.369 234,967.166 212,258.917 106,705.872
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$27.595173 $22.607969 $21.488070 $15.171617 $15.740648 $14.286806 $13.661415 $10.000000	$59.277189 $27.595173 $22.607969 $21.488070 $15.171617 $15.740648 $14.286806 $13.661415	1,559,903.441 1,124,766.473 197,068.404 124,873.614 100,597.238 52,384.127 37,151.629 17,726.290	96,064.726 67,179.673 7,902.653 8,516.485 8,250.140 5,912.973 3,776.684 1,728.342
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.971275 $11.134129 $12.192691 $10.867088 $10.513098 $10.766844 $10.714003 $10.000000	$15.174404 $12.971275 $11.134129 $12.192691 $10.867088 $10.513098 $10.766844 $10.714003	3,932,275.397 4,139,585.691 4,427,923.003 4,482,156.633 3,129,968.395 810,460.597 108,638.151 32,497.068	401,191.173 405,936.264 382,499.7432 344,653.731 249,427.097 61,131.146 19,450.547 13,264.757
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.799251 $9.523349 $10.444947 $9.390991 $9.464171 $9.913106 $9.999055	$11.368391 $10.799251 $9.523349 $10.444947 $9.390991 $9.464171 $9.913106	4,566,434.174 4,589,132.057 3,861,812.717 2,866,590.117 2,448,449.410 1,453,971.420 76,379.514	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.799251 $9.523349 $10.444947 $9.390991 $9.464171 $10.263258	$11.368391 $10.799251 $9.523349 $10.444947 $9.390991 $9.464171	N/A	347,499.016 342,982.857 261,317.666 138,707.744 115,675.498 82,475.437

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.184900 $9.356901 $11.053172 $9.998932	$11.902935 $11.184900 $9.356901 $11.053172	460,271.412 317,533.500 83,922.555 67,036.481	38,282.275 13,298.036 867.438 336.353
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.043864 $13.358009 $14.062241 $12.497609 $11.744808 $11.888160 $10.883184 $10.000000	$18.335173 $16.043864 $13.358009 $14.062241 $12.497609 $11.744808 $11.888160 $10.883184	7,765,850.369 8,037,596.818 8,082,557.605 8,266,653.980 6,011,438.332 613,810.316 31,679.289 12,212.154	1,753,149.103 1,907,647.288 1,942,455.859 1,892,914.028 1,600,191.410 25,697.618 3,915.953 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.492802 $11.404905 $12.397603 $11.193211 $10.744289 $11.152500 $10.462191 $10.000000	$14.520164 $13.492802 $11.404905 $12.397603 $11.193211 $10.744289 $11.152500 $10.462191	5,246,206.037 5,482,331.743 5,828,468.015 6,193,648.375 6,240,137.037 5,660,737.074 4,624,225.559 1,463,697.677	350,212.144 375,142.944 372,310.528 344,966.940 362,355.290 312,740.979 217,229.054 85,934.688
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.085606 $11.259193 $12.008215 $11.003018 $10.602192 $10.952289 $10.190054 $10.000000	$14.215580 $13.085606 $11.259193 $12.008215 $11.003018 $10.602192 $10.952289 $10.190054	2,910,811.479 2,752,545.349 2,789,616.154 3,026,916.356 3,000,803.860 2,187,278.834 828,513.026 318,136.507	189,426.027 203,657.074 174,813.748 197,295.594 163,296.900 107,219.573 55,915.691 32,849.994
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.016058 $11.663948 $12.781448 $11.259471 $10.860289 $11.379196 $10.819034 $10.000000	$15.115437 $14.016058 $11.663948 $12.781448 $11.259471 $10.860289 $11.379196 $10.819034	2,765,637.850 2,971,823.472 3,036,080.606 3,193,268.190 2,958,312.185 2,104,820.788 1,025,743.646 399,652.809	358,829.068 396,721.969 406,367.949 412,626.456 369,246.132 299,063.857 150,111.168 52,959.279
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.697495 $9.999486 $10.219953 $9.878967 $9.751636 $9.813662 $9.514350 $10.000000	$11.358320 $10.697495 $9.999486 $10.219953 $9.878967 $9.751636 $9.813662 $9.514350	4,734,865.863 4,507,023.086 4,078,328.756 3,837,609.038 3,603,596.701 2,789,151.344 2,057,386.825 999,005.652	467,820.514 436,870.549 408,032.862 385,040.793 345,262.575 219,903.010 161,712.401 71,077.327
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.525587 $8.905382 $9.150423 $8.974997 $8.745946 $9.108264 $8.912553 $10.000000	$10.235304 $9.525587 $8.905382 $9.150423 $8.974997 $8.745946 $9.108264 $8.912553	1,374,426.054 1,431,548.617 1,349,067.925 1,313,308.475 1,197,959.560 992,524.423 634,739.686 245,406.237	144,724.236 129,910.223 125,339.375 109,482.854 93,302.852 69,326.131 45,705.119 11,790.081
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.923694 $10.843452 $11.295935 $10.229619 $10.080716 $10.443870 $10.196963 $10.000000	$12.571573 $11.923694 $10.843452 $11.295935 $10.229619 $10.080716 $10.443870 $10.196963	1,702,628.192 1,973,129.061 2,128,820.189 2,275,464.773 2,529,250.172 2,516,500.446 1,956,366.926 986,485.934	122,711.843 144,750.429 148,787.888 168,217.273 180,744.514 164,805.083 100,636.795 34,113.523

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.484705 $11.341271 $12.199194 $10.257227 $10.175414 $11.012768 $10.792110 $10.000000	$12.085516 $12.484705 $11.341271 $12.199194 $10.257227 $10.175414 $11.012768 $10.792110	2,955,571.036 3,286,013.490 3,620,948.512 3,694,135.980 3,886,785.438 3,963,221.152 2,772,568.093 1,068,568.547	294,067.806 299,902.639 315,999.003 355,541.841 366,213.855 396,706.155 277,093.187 111,560.626
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.150822 $11.060460 $11.675842 $10.230394 $10.127307 $10.702212 $10.448174 $10.000000	$12.401979 $12.150822 $11.060460 $11.675842 $10.230394 $10.127307 $10.702212 $10.448174	9,480,446.092 10,054,346.988 10,217,809.754 9,690,670.529 9,953,491.562 10,469,253.134 9,739,945.304 3,730,758.901	641,559.590 658,616.755 690,762.959 713,159.092 679,650.913 688,579.617 551,094.701 253,611.218
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.382588 $8.976821 $9.969864	$10.201696 $10.382588 $8.976821	324,432.596 160,588.420 5,555.452	29,561.559 7,693.775 17.261
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.597027 $10.523344 $11.221729 $9.998932	$15.834043 $13.597027 $10.523344 $11.221729	2,550,749.732 1,490,013.574 200,223.280 87,853.517	625,891.633 384,465.642 65,287.850 997.476
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.831369 $14.436960 $16.528450 $14.505763 $12.146057 $12.631853 $12.177203 $10.000000	$18.286720 $17.831369 $14.436960 $16.528450 $14.505763 $12.146057 $12.631853 $12.177203	706,503.253 464,174.794 182,603.274 140,464.752 106,399.063 76,068.916 54,971.042 18,193.980	54,223.365 44,543.146 27,247.225 26,697.259 24,655.707 8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.720454 $16.596211 $18.107637 $15.010885 $13.679092 $13.545434 $12.896853 $10.000000	$26.475801 $21.720454 $16.596211 $18.107637 $15.010885 $13.679092 $13.545434 $12.896853	1,215,729.490 913,606.830 386,389.978 298,003.710 222,570.486 152,938.437 89,796.826 36,367.237	134,191.509 110,143.292 36,872.771 29,643.857 29,151.814 16,964.161 12,915.262 7,173.521
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.646942 $10.595984 $12.715061 $10.485763 $10.526120 $10.538329 $11.266414 $10.000000	$13.277683 $12.646942 $10.595984 $12.715061 $10.485763 $10.526120 $10.538329 $11.266414	352,000.387 284,588.434 142,677.276 103,272.399 100,459.052 84,451.892 68,345.199 20,897.827	29,900.720 20,333.810 12,867.822 14,583.898 10,284.983 9,422.672 7,872.892 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$24.382552 $17.658014 $17.869453 $14.027132 $13.837347 $13.129488 $11.983201 $10.000000	$33.007615 $24.382552 $17.658014 $17.869453 $14.027132 $13.837347 $13.129488 $11.983201	880,447.591 601,084.202 196,087.946 131,660.198 99,262.203 37,981.151 21,928.432 2,268.861	48,333.784 34,721.646 17,332.848 9,876.924 12,491.758 5,988.011 2,404.406 704.213

C-Share– No longer being sold
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.682267 $11.820889 $12.900074 $11.393112 $11.139271 $11.230363 $10.707426 $10.000000	$14.637531 $13.682267 $11.820889 $12.900074 $11.393112 $11.139271 $11.230363 $10.707426	1,348.896 66.792 66.136 64.970 65.214 64.277 811.084 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.148851 $14.963781 $16.199291 $13.920262 $12.772544 $12.834412 $11.968644 $10.000000	$18.247561 $18.148851 $14.963781 $16.199291 $13.920262 $12.772544 $12.834412 $11.968644	56,363.700 55,789.357 60,554.714 24,376.214 22,176.585 13,887.680 14,624.499 2,369.962	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.361961 $12.953391 $13.882413 $12.208686 $11.406154 $11.498985 $11.152965 $10.000000	$16.899764 $15.361961 $12.953391 $13.882413 $12.208686 $11.406154 $11.498985 $11.152965	37,959.768 30,926.190 30,785.532 30,634.601 31,869.565 13,110.016 8,375.065 1,466.780	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.234341 $9.566717 $9.850921 $9.713438 $9.644934 $9.832499 $9.547280 $10.000000	$10.986255 $10.234341 $9.566717 $9.850921 $9.713438 $9.644934 $9.832499 $9.547280	25,171.641 13,481.248 12,804.503 14,690.140 16,226.527 13,550.909 11,256.709 1,815.406	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.939850 $17.150058 $17.577203 $14.004679 $13.074793 $12.507820 $11.783374 $10.000000	$32.640965 $21.939850 $17.150058 $17.577203 $14.004679 $13.074793 $12.507820 $11.783374	28,527.017 29,915.721 31,216.218 34,838.539 23,099.573 22,991.594 12,226.155 4,230.107	2,475.986 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.765057 $16.018036 $16.674335 $13.926839 $12.765060 $12.861910 $11.884149 $10.000000	$21.953998 $19.765057 $16.018036 $16.674335 $13.926839 $12.765060 $12.861910 $11.884149	21,872.037 22,840.591 25,393.271 27,866.391 24,888.227 54,230.459 11,316.328 4,909.629	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.340754 $11.097987 $13.061780 $10.103487 $9.975250 $10.680630 $11.215808 $10.000000	$14.873939 $13.340754 $11.097987 $13.061780 $10.103487 $9.975250 $10.680630 $11.215808	88,676.432 90,283.883 85,308.579 72,016.486 61,724.332 56,199.076 51,256.929 1,229.873	4,540.565 0.000 0.000 0.000 0.000 0.000 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.057820 $13.185956 $14.064950 $12.344444 $11.759851 $11.942380 $11.063047 $10.000000	$19.241959 $16.057820 $13.185956 $14.064950 $12.344444 $11.759851 $11.942380 $11.063047	37,582.271 53,464.120 53,008.520 57,000.839 48,464.130 36,914.394 14,364.577 1,997.869	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.125115 $14.848151 $16.211056 $13.587771 $12.854041 $13.046409 $11.908722 $10.000000	$24.438841 $19.125115 $14.848151 $16.211056 $13.587771 $12.854041 $13.046409 $11.908722	26,867.177 17,273.295 17,739.753 18,826.183 20,147.049 20,848.664 14,462.604 1,992.978	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.246818 $13.443301 $16.077840 $13.593573 $12.377761 $12.824063 $12.326543 $10.000000	$18.789310 $16.246818 $13.443301 $16.077840 $13.593573 $12.377761 $12.824063 $12.326543	35,923.343 23,454.665 24,072.052 25,002.520 21,374.080 3,557.511 5,679.638 2,736.118	2,633.181 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.500861 $11.780953 $14.555222 $12.456220 $11.617339 $12.230390 $11.702776 $10.000000	$16.428902 $15.500861 $11.780953 $14.555222 $12.456220 $11.617339 $12.230390 $11.702776	13,718.936 13,983.821 14,871.276 15,322.407 15,789.843 16,984.649 9,025.567 886.819	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.839992 $11.346071 $12.408182 $10.992667 $10.581922 $10.953594 $10.645948 $10.000000	$13.344925 $12.839992 $11.346071 $12.408182 $10.992667 $10.581922 $10.953594 $10.645948	7,877.426 5,325.253 5,840.129 6,886.700 7,588.397 2,958.721 4,200.287 550.217	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.228485 $9.526088 $9.989138	$12.390586 $11.228485 $9.526088	0.000 0.000 0.000	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.072034 $10.795179 $11.309743 $10.750689 $9.527080 $10.146079 $9.980853 $10.000000	$12.398929 $12.072034 $10.795179 $11.309743 $10.750689 $9.527080 $10.146079 $9.980853	4,794.001 5,546.000 8,706.002 16,435.752 13,683.032 12,482.790 7,902.719 287.883	1,761.199 1,761.367 1,761.553 1,761.745 1,761.943 1,762.157 1,762.369 1,762.588
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.142485 $13.313581 $15.366192 $13.485080 $11.993179 $12.710268 $11.572700 $10.000000	$14.636698 $16.142485 $13.313581 $15.366192 $13.485080 $11.993179 $12.710268 $11.572700	54,869.536 51,434.175 52,935.788 55,254.902 49,913.703 77,072.382 60,730.462 2,624.079	5,208.600 0.000 0.000 0.000 0.000 0.000 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.655796 $9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$10.294901 $9.655796 $9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	33,069.562 27,377.392 19,069.474 28,359.465 29,344.458 9,279.552 6,050.282 2,022.228	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.655796 $9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$10.294901 $9.655796 $9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	2,310.160 0.000 6,168.349 0.000 7,342.455 21,495.267 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.912802 $10.306079 $11.154275 $9.917245 $9.498051 $9.999480	$12.190119 $11.912802 $10.306079 $11.154275 $9.917245 $9.498051	73,468.011 72,616.531 80,612.847 94,126.878 59,336.296 4,255.608	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.451711 $9.345635 $10.622887 $9.751973 $9.897032 $10.175588 $9.153815 $10.000000	$11.179078 $11.451711 $9.345635 $10.622887 $9.751973 $9.897032 $10.175588 $9.153815	2,872.045 2,785.687 3,200.726 3,379.952 7,248.894 7,355.846 3,859.222 204.168	627.785 627.845 627.911 627.979 628.050 628.126 628.202 628.281
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.038716 $9.056499 $9.154333 $9.328962 $9.506929 $9.688788 $9.874119 $10.000000	$8.890393 $9.038716 $9.056499 $9.154333 $9.328962 $9.506929 $9.688788 $9.874119	12,412.192 14,846.830 4,178.624 25,770.812 16,225.984 144,783.598 15,380.422 5,573.634	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.637167 $10.304186 $10.989536 $10.226195 $10.218494 $10.458333 $10.117028 $10.000000	$12.497469 $11.637167 $10.304186 $10.989536 $10.226195 $10.218494 $10.458333 $10.117028	8,840.421 11,388.818 11,849.520 12,323.552 15,478.177 15,634.474 16,357.190 3,239.238	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.186062 $10.703400 $11.203821 $10.118180 $9.998443	$13.119346 $12.186062 $10.703400 $11.203821 $10.118180	165.352 168.530 171.793 2.390 2,915.905	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.118764 $11.116236 $11.791738 $10.187153 $9.998443	$14.192573 $13.118764 $11.116236 $11.791738 $10.187153	0.000 6,676.999 4,206.444 4,652.082 5,135.445	0.000 0.000 0.000 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.323202 $11.717810 $12.615676 $10.433489 $9.998443	$15.442212 $14.323202 $11.717810 $12.615676 $10.433489	1,233.997 1,852.186 2,048.908 1,292.819 1,293.016	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.930053 $11.258433 $12.005517 $10.955354 $10.642594 $10.860255 $10.534462 $10.000000	$14.359851 $12.930053 $11.258433 $12.005517 $10.955354 $10.642594 $10.860255 $10.534462	35,858.079 37,259.535 40,341.229 69,219.580 78,983.422 60,781.056 43,907.891 9,529.686	8,009.652 8,229.899 8,451.443 8,660.937 8,862.451 9,076.293 9,284.186 0.000
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.357963 $9.885942 $12.281281 $9.856364 $10.058348 $10.276225 $11.072399 $10.000000	$14.621396 $12.357963 $9.885942 $12.281281 $9.856364 $10.058348 $10.276225 $11.072399	58,870.753 59,337.621 59,608.467 60,111.643 59,282.425 76,411.278 53,613.106 2,797.604	2,213.481 2,213.693 2,213.927 2,214.167 2,214.417 2,214.685 2,214.953 2,215.228
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.584836 $13.043639 $13.303907 $11.614754 $11.368647 $11.572559 $10.938069 $10.000000	$17.480286 $15.584836 $13.043639 $13.303907 $11.614754 $11.368647 $11.572559 $10.938069	63,667.967 71,156.859 73,133.653 74,486.167 59,166.221 49,816.031 32,783.435 6,600.572	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.491032 $13.076114 $13.525502 $10.707096 $11.169203 $12.015839 $12.278394 $10.000000	$20.410995 $17.491032 $13.076114 $13.525502 $10.707096 $11.169203 $12.015839 $12.278394	1,729.583 2,066.993 1,977.674 3,522.790 2,036.373 10,483.945 9,494.094 3,585.144	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.865864 $10.650387 $11.341307 $10.267999 $10.032590 $10.449099 $10.445939 $10.000000	$12.952086 $11.865864 $10.650387 $11.341307 $10.267999 $10.032590 $10.449099 $10.445939	16,356.281 18,873.017 16,581.212 18,686.618 18,591.073 17,918.589 10,973.040 1,519.090	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.207915 $12.314720 $14.057013 $11.518496 $11.093105 $11.550401 $11.491860 $10.000000	$18.556606 $15.207915 $12.314720 $14.057013 $11.518496 $11.093105 $11.550401 $11.491860	55,224.000 57,452.505 43,694.427 43,680.340 44,233.208 44,956.410 31,917.221 2,392.175	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.854389 $11.787536 $12.963982 $11.056483 $10.604829 $11.087576 $10.648942 $10.000000	$15.587143 $13.854389 $11.787536 $12.963982 $11.056483 $10.604829 $10.721200 $10.648942	327,991.329 338,870.002 368,996.918 420,324.581 415,923.412 328,686.896 251,113.564 173,290.957	7,774.081 7,988.119 8,203.429 8,594.813 9,250.590 10,482.944 10,710.281 13,241.008

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.779011 $11.210462 $12.072521 $10.595439 $10.258913 $10.721200 $11.030283 $10.000000	$14.077971 $12.779011 $11.210462 $12.072521 $10.595439 $10.258913 $11.087576 $11.030283	186,075.015 199,710.287 211,376.146 217,145.565 237,748.293 221,914.899 235,001.326 85,646.318	0.000 0.000 0.000 193.986 669.141 1,727.549 10,044.063 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.285302 $9.683256 $9.879065 $9.735073 $9.721015 $9.874394 $9.575240 $10.000000	$10.814843 $10.285302 $9.683256 $9.879065 $9.735073 $9.721015 $9.874394 $9.575240	5,434.342 19,796.230 12,029.853 15,981.116 14,549.395 5,104.349 5,252.076 1,005.136	8,174.154 2,364.814 2,365.064 2,365.322 2,365.589 2,365.876 2,366.161 2,366.456
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.528758 $15.229549 $16.557648 $13.966599 $12.809199 $13.101339 $11.715964 $10.000000	$22.966844 $19.528758 $15.229549 $16.557648 $13.966599 $12.809199 $13.101339 $11.715964	70,829.557 70,830.101 70,782.370 70,782.370 72,049.553 2,150.606 7,061.914 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.633101 $10.081072 $11.664949 $9.786759 $9.867739 $10.250325 $10.529969 $10.000000	$13.073946 $11.633101 $10.081072 $11.664949 $9.786759 $9.867739 $10.250325 $10.529969	22,034.224 19,369.520 20,067.242 20,184.517 20,261.118 19,199.829 5,371.619 3,903.920	8,099.373 8,321.758 8,545.438 8,756.945 8,960.425 12,568.084 9,386.223 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.557149 $13.393136 $15.529922 $13.982875 $12.469993 $13.093960 $11.605686 $10.000000	$16.413528 $16.557149 $13.393136 $15.529922 $13.982875 $12.469993 $13.093960 $11.605686	20,551.800 20,991.740 23,378.338 27,094.248 17,391.410 28,333.408 15,708.208 3,547.942	525.220 525.271 525.326 525.383 525.443 525.507 525.570 525.635
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.635337 $10.596110 $11.155971 $10.478119 $10.248971 $10.487665 $10.057197 $10.000000	$12.798069 $11.635337 $10.596110 $11.155971 $10.478119 $10.248971 $10.487665 $10.057197	23,726.449 26,923.404 34,059.811 30,643.796 43,842.958 40,711.532 32,100.578 35,485.172	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.980763 $10.520686 $11.091262 $10.232375 $10.498420 $10.926676 $10.265484 $10.000000	$11.690773 $11.980763 $10.520686 $11.091262 $10.232375 $10.498420 $10.926676 $10.265484	35,371.542 34,927.016 54,630.222 125,798.857 136,166.917 115,317.084 59,980.890 25,530.491	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.490284 $10.896223 $11.658071 $10.494866 $10.802412 $11.344192 $10.687674 $10.000000	$11.989705 $12.490284 $10.896223 $11.658071 $10.494866 $10.802412 $11.344192 $10.687674	1,888.797 1,952.456 2,369.728 2,522.115 9,680.316 6,960.974 3,479.643 1,438.175	0.000 0.000 0.000 0.000 0.000 1,602.369 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$12.859602 $11.402478 $11.710661 $11.227768	$13.621111 $12.859602 $11.402478 $11.710661	13,331.982 15,834.484 13,701.961 2,569.559	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.440648 $10.963781 $11.707526 $10.517948 $10.331440 $10.719311 $10.449534 $10.000000	$12.717828 $12.440648 $10.963781 $11.707526 $10.517948 $10.331440 $10.719311 $10.449534	76,995.197 80,719.899 88,361.677 100,837.129 115,510.004 132,776.958 134,939.596 66,841.118	748.572 752.784 756.968 761.287 765.794 770.594 775.283 779.908
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.890101 $10.801363 $11.420359 $10.482347 $10.264536 $10.533842 $10.201181 $10.000000	$12.239426 $11.890101 $10.801363 $11.420359 $10.482347 $10.264536 $10.533842 $10.201181	7,034.015 9,869.094 9,960.446 10,705.339 10,782.479 12,276.695 11,369.144 3,755.106	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.448923 $11.478833 $12.602378 $10.840879 $10.555422 $11.149760 $10.929605 $10.000000	$13.752209 $13.448923 $11.478833 $12.602378 $10.840879 $10.555422 $11.149760 $10.929605	33,813.347 44,140.756 46,442.075 32,600.866 54,429.895 154,862.404 322,858.268 282,854.970	0.000 0.000 0.000 0.000 0.000 1,621.142 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.470393 $11.577568 $12.131985 $11.159568 $10.918676 $11.500897 $10.848708 $10.000000	$15.903788 $13.470393 $11.577568 $12.131985 $11.159568 $10.918676 $11.500897 $10.848708	50,876.173 72,106.765 75,955.179 85,467.252 99,337.135 104,387.475 123,894.119 31,497.804	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.249687 $21.667535 $20.750186 $14.760433 $15.429000 $14.109322 $13.593218 $10.000000	$55.966609 $26.249687 $21.667535 $20.750186 $14.760433 $15.429000 $14.109322 $13.593218	52,725.505 45,127.699 38,445.320 16,083.991 11,395.656 10,874.295 9,517.292 1,952.504	499.937 1,134.241 500.378 500.092 500.149 500.209 500.269 500.331
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.338633 $10.670793 $11.773806 $10.572469 $10.304844 $10.633000 $10.660455 $10.000000	$14.326521 $12.338633 $10.670793 $11.773806 $10.572469 $10.304844 $10.633000 $10.660455	44,548.574 49,677.814 27,139.287 30,061.488 29,862.884 19,659.610 21,409.004 11,363.560	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.390283 $9.231656 $10.201699 $9.241117 $9.383040 $9.902116 $9.998439	$10.856140 $10.390283 $9.231656 $10.201699 $9.241117 $9.383040 $9.902116	6,193.829 8,428.812 18,522.841 42,620.600 44,543.920 43,359.222 0.000	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.390283 $9.231656 $10.201699 $9.241117 $9.383040 $10.226444	$10.856140 $10.390283 $9.231656 $10.201699 $9.241117 $9.383040	N/A	0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$10.962616 $9.239950 $10.997715 $9.998315	$11.579217 $10.962616 $9.239950 $10.997715	1,766.079 2,040.949 966.422 658.294	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.261441 $12.802190 $13.579168 $12.158821 $11.512194 $11.740407 $10.828798 $10.000000	$17.310753 $15.261441 $12.802190 $13.579168 $12.158821 $11.512194 $11.740407 $10.828798	22,231.270 25,249.890 25,648.047 226,081.157 223,355.809 1,333.858 1,378.199 1,040.155	1,109.091 1,109.197 1,109.314 1,109.435 1,109.560 1,109.694 1,109.828 1,109.966
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.834774 $10.930335 $11.971697 $10.889772 $10.531472 $11.013876 $10.409893 $10.000000	$13.708867 $12.834774 $10.930335 $11.971697 $10.889772 $10.531472 $11.013876 $10.409893	44,481.126 48,479.141 58,325.943 94,971.948 102,519.460 90,093.825 81,603.570 43,359.072	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.447433 $10.790673 $11.595653 $10.704716 $10.392183 $10.816153 $10.139103 $10.000000	$13.421312 $12.447433 $10.790673 $11.595653 $10.704716 $10.392183 $10.816153 $10.139103	15,471.098 17,671.748 18,024.553 18,016.761 15,688.425 16,990.580 11,043.253 2,180.229	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.332506 $11.178592 $12.342364 $10.954225 $10.645176 $11.237755 $10.764954 $10.000000	$14.270874 $13.332506 $11.178592 $12.342364 $10.954225 $10.645176 $11.237755 $10.764954	46,628.272 45,361.284 42,443.460 43,188.008 45,913.541 282,128.339 14,290.073 556.157	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.175767 $9.583376 $9.868801 $9.611129 $9.558465 $9.691647 $9.466752 $10.000000	$10.723649 $10.175767 $9.583376 $9.868801 $9.611129 $9.558465 $9.691647 $9.466752	143,270.258 133,949.352 145,472.624 138,431.109 139,061.994 185,477.046 194,889.381 32,790.324	7,156.369 1,200.668 1,200.795 1,200.925 1,201.061 1,201.207 1,201.352 1,201.501

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.060938 $8.534727 $8.835947 $8.731587 $8.572621 $8.994968 $8.867938 $10.000000	$9.663329 $9.060938 $8.534727 $8.835947 $8.731587 $8.572621 $8.994968 $8.867938	9,486.506 4,857.458 5,176.240 5,455.889 8,848.154 9,352.760 11,661.024 8,649.772	620.194 620.253 620.319 620.387 620.458 620.533 620.608 620.685
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.342160 $10.392222 $10.907839 $9.952261 $9.881016 $10.314031 $10.145981 $10.000000	$11.869106 $11.342160 $10.392222 $10.907839 $9.952261 $9.881016 $10.314031 $10.145981	11,497.646 13,849.761 13,396.053 13,651.489 15,437.709 18,840.103 3,811.316 2,514.838	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.875781 $10.869310 $11.780071 $9.979113 $9.973829 $10.875866 $10.738168 $10.000000	$11.410140 $11.875781 $10.869310 $11.780071 $9.979113 $9.973829 $10.875866 $10.738168	16,604.270 20,342.656 21,710.492 18,368.564 30,835.310 34,509.771 223,746.841 9,775.439	7,838.722 8,054.699 8,271.962 8,477.418 8,675.011 8,884.706 9,088.615 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.558162 $10.600172 $11.274671 $9.952995 $9.926665 $10.569164 $10.395937 $10.000000	$11.708904 $11.558162 $10.600172 $11.274671 $9.952995 $9.926665 $10.569164 $10.395937	22,537.134 24,230.779 25,943.742 33,278.685 35,735.642 37,220.373 51,906.971 38,791.540	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.253245 $8.931714 $9.969658	$9.999300 $10.253245 $8.931714	8,084.528 64,905.970 65,184.792	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.326869 $10.391861 $11.165434 $9.998315	$15.403513 $13.326869 $10.391861 $11.165434	902.100 903.132 833.176 1,308.035	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.961751 $13.836208 $15.960659 $14.112515 $11.905464 $12.474849 $12.116373 $10.000000	$17.264927 $16.961751 $13.836208 $15.960659 $14.112515 $11.905464 $12.474849 $12.116373	41,203.995 39,784.909 28,423.710 3,648.079 4,517.108 5,021.213 8,091.209 2,146.864	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.661217 $15.905652 $17.485633 $14.603993 $13.408199 $13.377124 $12.832468 $10.000000	$24.996567 $20.661217 $15.905652 $17.485633 $14.603993 $13.408199 $13.377124 $12.832468	29,203.284 28,543.212 28,919.967 29,971.042 22,327.009 17,139.038 12,381.004 2,921.469	500.990 1,102.461 501.090 501.145 501.201 501.262 501.323 501.385

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.030099 $10.155017 $12.278240 $10.201465 $10.317588 $10.407336 $11.210143 $10.000000	$12.535692 $12.030099 $10.155017 $12.278240 $10.201465 $10.317588 $10.407336 $11.210143	1,181.158 1,021.141 993.707 918.238 965.898 51,701.581 50,593.389 935.393	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.193639 $16.923363 $17.255687 $13.646902 $13.563320 $12.966311 $11.923333 $10.000000	$31.163745 $23.193639 $16.923363 $17.255687 $13.646902 $13.563320 $12.966311 $11.923333	29,098.704 29,291.128 1,650.069 1,919.858 1,940.648 44,400.705 48,163.289 0.000	0.000 538.404 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.005197 $12.057638 $13.112215 $11.540175 $11.243720 $11.296085 $10.732499 $10.000000	$15.035560 $14.005197 $12.057638 $13.112215 $11.540175 $11.243720 $11.296085 $10.732499	9,939.432 11,788.948 3,507.577 3,183.525 2,741.431 12,807.200 5,553.633 2,156.303	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.577048 $15.263364 $16.465566 $14.099849 $12.892265 $12.909499 $11.996639 $10.000000	$18.743590 $18.577048 $15.263364 $16.465566 $14.099849 $12.892265 $12.909499 $11.996639	12,814.329 12,249.395 9,589.693 10,509.948 22,548.836 14,252.584 7,935.036 4,707.190	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.724717 $13.212941 $14.110803 $12.366315 $11.513188 $11.566317 $11.179081 $10.000000	$17.359458 $15.724717 $13.212941 $14.110803 $12.366315 $11.513188 $11.566317 $11.179081	175,026.852 138,004.482 122,052.838 190,890.681 168,926.868 137,520.798 89,492.556 52,330.532	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.47618 $9.758420 $10.013014 $9.838869 $9.735457 $9.890107 $9.569654 $10.000000	$11.285093 $10.476018 $9.758420 $10.013014 $9.838869 $9.735457 $9.890107 $9.569654	65,263.308 71,389.745 65,326.467 70,946.518 89,728.456 87,723.434 32,949.609 5,569.473	5,064.467 5,689.339 8,907.549 9,628.437 12,396.673 10,468.592 5,395.728 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.457830 $17.493634 $17.866322 $14.185476 $13.197463 $12.581044 $11.810950 $10.000000	$33.528548 $22.457830 $17.493634 $17.866322 $14.185476 $13.197463 $12.581044 $11.810950	69,194.615 59,404.623 46,026.946 57.331.008 51,111.871 63,421.328 29,999.823 9,822.023	2,159.436 2,307.793 2,405.748 1.297.517 289.216 294.182 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.231733 $16.338955 $16.948617 $14.106650 $12.884838 $12.937215 $11.911959 $10.000000	$22.551155 $20.231733 $16.338955 $16.948617 $14.106650 $12.884838 $12.937215 $11.911959	94,869.868 49,929.104 50,864.480 73,174.466 75,598.188 56,946.575 43,576.593 17,099.440	281.339 282.737 284.220 285.725 287.440 289.454 291.339 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.655831 $11.320400 $13.276682 $10.233969 $10.068886 $10.743192 $11.242065 $10.000000	$15.278612 $13.655831 $11.320400 $13.276682 $10.233969 $10.068886 $10.743192 $11.242065	113,311.425 34,688.259 34,356.489 55,489.906 49,936.372 51,991.508 17,623.802 6,137.813	0.000 0.000 0.000 2,069.400 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.436709 $13.449974 $14.296179 $12.503722 $11.870091 $12.012257 $11.088942 $10.000000	$19.765001 $16.436709 $13.449974 $14.296179 $12.503722 $11.870091 $12.012257 $11.088942	100,892.650 107,250.621 97,922.569 93,843.219 87,329.922 97,150.074 45,266.437 6,173.877	301.984 303.485 305.077 306.691 308.532 310.695 312.718 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.576405 $15.145458 $16.477563 $13.763096 $12.974545 $13.122735 $11.936588 $10.000000	$25.103164 $19.576405 $15.145458 $16.477563 $13.763096 $12.974545 $13.122735 $11.936588	102,855.234 66,030.234 65,705.845 69,618.156 73,112.039 52,470.617 15,545.543 4,030.545	109.638 131.119 133.418 455.278 1,011.318 1,132.759 758.999 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.630237 $13.712522 $16.342178 $13.768988 $12.493814 $12.899104 $12.355386 $10.000000	$19.300139 $16.630237 $13.712522 $16.342178 $13.768988 $12.493814 $12.899104 $12.355386	84,651.219 16,350.025 17,239.636 17,056.492 16,577.710 21,509.127 7,244.043 3,171.412	0.000 0.000 0.000 161.915 325.610 385.102 385.162 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.866658 $12.016878 $14.794522 $12.616969 $11.726267 $12.301966 $11.730167 $10.000000	$16.875575 $15.866658 $12.016878 $14.794522 $12.616969 $11.726267 $12.301966 $11.730167	12,172.980 11,613.055 7,835.335 11,084.547 23,909.182 10,415.388 4,087.661 1,989.725	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.143026 $11.573301 $12.612224 $11.134549 $10.681140 $11.017704 $10.670871 $10.000000	$13.707795 $13.143026 $11.573301 $12.612224 $11.134549 $10.681140 $11.017704 $10.670871	16,279.665 10,074.308 7,055.780 7,649.037 2,020.197 2,414.591 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.294303 $9.548482 $9.989234	$12.506896 $11.294303 $9.548482	222.894 4,487.729 324.478	0.000 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.356903 $11.011347 $11.495713 $10.889413 $9.616416 $10.205471 $10.004232 $10.000000	$12.736023 $12.356903 $11.011347 $11.495713 $10.889413 $9.616416 $10.205471 $10.004232	83,737.261 83,541.480 73,266.857 77,634.740 156,238.618 29,729.935 16,132.074 84,301.392	26.482 291.750 658.645 1,661.794 2,222.810 2,780.558 3,183.280 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.523401 $13.580165 $15.618804 $13.659064 $12.105616 $12.784634 $11.599780 $10.000000	$15.034656 $16.523401 $13.580165 $15.618804 $13.659064 $12.105616 $12.784634 $11.599780	21,416.780 21,730.487 18,317.548 18,595.503 15,159.692 50,522.740 9,753.405 1,392.000	0.000 0.000 0.000 332.152 669.243 777.331 777.453 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.883673 $9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$10.574794 $9.883673 $9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	82,117.423 30,161.999 26,856.913 15,423.625 56,371.016 54,507.681 21,000.087 4,015.540	385.388 471.427 526.065 552.428 585.419 660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.883673 $9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$10.574794 $9.883673 $9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	0.000 0.000 21,613.499 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.109031 $10.439269 $11.258741 $9.975299 $9.520377 $9.999575	$12.434363 $12.109031 $10.439269 $11.258741 $9.975299 $9.520377	118,269.507 117,332.879 115,192.694 139,238.271 64,295.601 13,296.823	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.721961 $9.532793 $10.797554 $9.877808 $9.989838 $10.235148 $9.175268 $10.000000	$11.483034 $11.721961 $9.532793 $10.797554 $9.877808 $9.989838 $10.235148 $9.175268	13,543.423 16,408.637 14,237.265 15,981.336 15,595.888 20,495.349 16,043.348 2,015.854	142.275 259.920 471.080 672.229 979.249 1,193.880 1,216.213 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.252056 $9.237888 $9.304887 $9.449371 $9.596085 $9.745501 $9.897251 $10.000000	$9.132154 $9.252056 $9.237888 $9.304887 $9.449371 $9.596085 $9.745501 $9.897251	324,690.126 231,753.619 283,637.216 145,599.780 179,750.093 267,977.491 177,829.583 57,870.277	2,477.434 1,490.330 1,518.712 25,681.235 70,911.698 0.000 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.911841 $10.510576 $11.170257 $10.358183 $10.314323 $10.519547 $10.140718 $10.000000	$12.837275 $11.911841 $10.510576 $11.170257 $10.358183 $10.314323 $10.519547 $10.140718	16,206.455 16,495.991 18,336.730 12,280.891 13,208.582 9,903.208 14,852.396 9,430.201	483.442 517.793 529.072 1,211.870 1,235.062 1,222.035 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.348538 $10.808244 $11.273830 $10.145964 $9.998730	$13.340853 $12.348538 $10.808244 $11.273830 $10.145964	78,114.972 76,743.018 69,764.143 71,159.022 67,475.295	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.293697 $11.225125 $11.865409 $10.215127 $9.998730	$14.432235 $13.293697 $11.225125 $11.865409 $10.215127	35,052.217 54,314.107 23,662.189 0.000 0.000	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.514173 $11.832590 $12.694494 $10.462139 $9.997730	$15.702956 $14.514173 $11.832590 $12.694494 $10.462139	3,593.378 3,326.395 2,444.114 0.000 0.000	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.235211 $11.483909 $12.202933 $11.096738 $10.742386 $10.923812 $10.559125 $10.000000	$14.750273 $13.235211 $11.483909 $12.202933 $11.096738 $10.742386 $10.923812 $10.559125	88,494.342 100,499.324 111,539.048 131,995.097 170,766.879 145,456.744 109,425.734 30,702.750	5,646.118 5,947.561 6,221.913 6,246.445 7,984.069 8,445.328 6,677.203 0.000
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.649584 $10.083912 $12.483192 $9.983555 $10.152656 $10.336362 $11.098302 $10.000000	$15.018874 $12.649584 $10.083912 $12.483192 $9.983555 $10.152656 $10.336362 $11.098302	13,152.973 14,566.841 14,632.484 26,169.366 18,297.854 23,280.131 6,939.289 903.481	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.952589 $13.304814 $13.522633 $11.764634 $11.475244 $11.640283 $10.963675 $10.000000	$17.955482 $15.952589 $13.304814 $13.522633 $11.764634 $11.475244 $11.640283 $10.963675	111,459.950 128,249.185 103,710.927 135,254.524 136,626.769 92,080.294 120,296.791 19,062.820	6,902.920 7,931.824 9,111.047 10,333.539 12,330.354 7,372.080 3,414.034 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.903769 $13.337951 $13.747865 $10.845268 $11.273923 $12.086135 $12.307103 $10.000000	$20.965864 $17.903769 $13.337951 $13.747865 $10.845268 $11.273923 $12.086135 $12.307103	7,924.224 7,059.300 7,422.378 6,736.324 6,109.114 5,627.325 3,678.608 329.927	0.000 0.000 0.000 0.000 189.288 178.016 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.145890 $10.863668 $11.527802 $10.400509 $10.126669 $10.510264 $10.470392 $10.000000	$13.304218 $12.145890 $10.863668 $11.527802 $10.400509 $10.126669 $10.510264 $10.470392	175,833.141 170,651.249 139,350.672 156,551.470 176,370.578 169,174.858 88,596.478 22,048.721	916.450 948.220 990.945 2,023.132 1,129.945 3,139.988 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.566759 $12.561307 $14.288100 $11.667122 $11.197108 $11.617978 $11.518746 $10.000000	$19.061032 $15.566759 $12.561307 $14.288100 $11.667122 $11.197108 $11.617978 $11.518746	9,819.795 29,598.812 21,494.508 22,051.280 18,886.927 15,933.930 483.900 146.083	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.181323 $12.023569 $13.177113 $11.199156 $10.704255 $11.152466 $11.056109 $10.000000	$16.010886 $14.181323 $12.023569 $13.177113 $11.199156 $10.704255 $11.152466 $11.056109	141,397.254 166,572.045 174,517.556 193,487.306 158,958.680 131,727.992 127,852.270 77,657.082	32,887.672 33,479.575 34,067.959 34,631.359 35,210.815 35,832.760 36,394.358 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.080556 $11.434941 $12.271008 $10.732155 $10.355097 $10.783940 $10.673869 $10.000000	$14.460670 $13.080556 $11.434941 $12.271008 $10.732155 $10.355097 $10.783940 $10.673869	300,213.975 335,635.804 398,765.607 400,580.073 433,109.054 457,959.874 410,630.463 132,252.082	944.926 959.374 962.144 3,510.996 3,569.883 4,088.988 1,022.259 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.528027 $9.877173 $10.041517 $9.860706 $9.812179 $9.932205 $9.597673 $10.000000	$11.108876 $10.528027 $9.877173 $10.041517 $9.860706 $9.812179 $9.932205 $9.597673	76,219.066 78,181.024 67,571.585 100,734.395 100,490.665 106,918.268 38,124.746 5,378.683	698.395 1,306.598 2,129.025 5,430.559 8,694.268 10,410.415 9,610.275 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.989551 $15.534494 $16.829837 $14.146793 $12.929273 $13.177987 $11.743375 $10.000000	$23.591137 $19.989551 $15.534494 $16.829837 $14.146793 $12.929273 $13.177987 $11.743375	4,089.627 6,543.204 8,513.052 16,530.104 9,342.680 10,064.606 9,530.887 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.907626 $10.282953 $11.856737 $9.913060 $9.960266 $10.310315 $10.554614 $10.000000	$13.429373 $11.907626 $10.282953 $11.856737 $9.913060 $9.960266 $10.310315 $10.554614	81,249.307 80,694.395 75,883.863 101,045.031 60,360.153 73,111.496 53,256.851 31,673.43	0.000 0.000 0.000 0.000 574.131 556.287 242.067 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.947813 $13.661292 $15.785200 $14.163268 $12.586881 $13.170557 $11.632849 $10.000000	$16.859709 $16.947813 $13.661292 $15.785200 $14.163268 $12.586881 $13.170557 $11.632849	33,332.290 31,471.664 30,196.946 33,745.233 43,903.665 23,323.909 7,403.883 156.987	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.909916 $10.808289 $11.339399 $10.613339 $10.345073 $10.549045 $10.080743 $10.000000	$13.145989 $11.909916 $10.808289 $11.339399 $10.613339 $10.345073 $10.549045 $10.080743	134,149.007 139,642.870 161,510.290 177,557.857 186,613.713 183,539.037 104,355.949 66,087.751	4,823.950 5,487.640 8,464.506 9,585.193 11,644.093 9,888.293 3,829.471 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.263485 $10.731364 $11.273637 $10.364433 $10.596853 $10.990632 $10.289523 $10.000000	$12.008608 $12.263485 $10.731364 $11.273637 $10.364433 $10.596853 $10.990632 $10.289523	98,588.140 105,952.621 116,178.636 124,786.754 214,027.261 218,299.567 149,717.012 27,869.605	3,292.472 3,574.138 3,882.455 6,179.439 6,530.695 4,858.697 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.785073 $11.114455 $11.849778 $10.630326 $10.903712 $11.410590 $10.712700 $10.000000	$12.315719 $12.785073 $11.114455 $11.849778 $10.630326 $10.903712 $11.410590 $10.712700	60,445.364 63,997.642 71,522.634 84,387.190 89,877.823 76,613.626 100,166.539 39,877.094	12.403 136.639 308.473 2,440.394 2,653.203 858.953 1,047.496 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$13.163092 $11.630821 $11.903233 $11.389342	$13.991442 $13.163092 $11.630821 $11.903233	40,184.752 57,309.126 45,752.009 30,596.215	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.734230 $11.183335 $11.900022 $10.653678 $10.428317 $10.782050 $10.474011 $10.000000	$13.063590 $12.734230 $11.183335 $11.900022 $10.653678 $10.428317 $10.782050 $10.474011	531,953.774 623,058.515 689,894.567 762,126.331 910,891.536 949,981.197 756,398.166 324,141.525	13,349.652 13,920.650 14,832.122 15,673.726 18,240.221 14,994.955 6,004.898 967.149
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.170700 $11.017659 $11.608135 $10.617622 $10.360784 $10.595495 $10.225070 $10.000000	$12.572185 $12.170700 $11.017659 $11.608135 $10.617622 $10.360784 $10.595495 $10.225070	152,768.523 185,120.421 189,122.908 216,691.807 229,174.584 205,998.456 161,988.229 37,130.072	1,034.147 1,052.571 1,054.578 1,727.511 1,752.968 3,746.987 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.766302 $11.708698 $12.809591 $10.980787 $10.654401 $11.215008 $10.955190 $10.000000	$14.126083 $13.766302 $11.708698 $12.809591 $10.980787 $10.654401 $11.215008 $10.955190	444,853.357 441,091.232 489,459.768 637,891.401 623,328.688 584,338.294 355,693.450 110,614.547	4,366.514 4,823.645 5,267.638 5,762.733 7,048.273 799.486 149,063.309 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.788242 $11.809388 $12.331439 $11.303557 $11.021035 $11.568193 $10.874107 $10.000000	$16.336076 $13.788242 $11.809388 $12.331439 $11.303557 $11.021035 $11.568193 $10.874107	72,429.104 73,362.642 84,692.181 110,339.846 117,475.359 108,779.796 124,778.925 37,368.919	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.868963 $22.101250 $21.091176 $14.950833 $15.573594 $14.191846 $13.625003 $10.000000	$57.487315 $26.868963 $22.101250 $21.091176 $14.950833 $15.573594 $14.191846 $13.625003	19,373.713 25,121.360 10,445.290 9,825.624 10,211.334 5,984.069 393.752 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.629822 $10.884493 $11.967403 $10.708906 $10.401473 $10.695234 $10.685410 $10.000000	$14.716013 $12.629822 $10.884493 $11.967403 $10.708906 $10.401473 $10.695234 $10.685410	98,797.813 91,699.470 103,879.953 134,900.978 134,567.914 76,694.189 43,812.597 5,265.608	0.000 0.000 0.000 1,956.829 1,987.534 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.579107 $9.366603 $10.314462 $9.310733 $9.420789 $9.907237 $9.998726	$11.092190 $10.579107 $9.366603 $10.314462 $9.310733 $9.420789 $9.907237	65,444.537 64,923.530 53,478.178 63,937.464 49,166.076 22,238.265 3,635.599	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.579107 $9.366603 $10.314462 $9.310733 $9.420789 $10.243593	$11.092190 $10.579107 $9.366603 $10.314462 $9.310733 $9.420789	N/A	0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.065765 $9.294321 $11.023551 $9.998603	$11.729143 $11.065765 $9.294321 $11.023551	11,062.080 7,304.894 2,458.336 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.621570 $13.058541 $13.802416 $12.315698 $11.620118 $11.809098 $10.854138 $10.000000	$17.781328 $15.621570 $13.058541 $13.802416 $12.315698 $11.620118 $11.809098 $10.854138	99,765.482 123,897.839 115,694.834 150,992.538 147,317.771 29,516.202 5,327.031 2,974.733	4,403.726 4,468.822 8,390.618 8,516.511 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.137657 $11.149214 $12.168537 $11.030293 $10.630220 $11.078331 $10.434264 $10.000000	$14.081561 $13.137657 $11.149214 $12.168537 $11.030293 $10.630220 $11.078331 $10.434264	86,590.260 95,222.233 118,336.243 129,951.949 166,131.972 146,988.935 116,215.786 41,882.250	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.741160 $11.006761 $11.786309 $10.842840 $10.489611 $10.879444 $10.162845 $10.000000	$13.786158 $12.741160 $11.006761 $11.786309 $10.842840 $10.489611 $10.879444 $10.162845	92,342.043 92,694.407 100,475.037 111,333.210 93,465.257 75,831.021 43,398.269 13,289.079	4,804.328 5,326.318 5,831.258 6,389.236 6,955.768 589.586 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.647114 $11.402435 $12.545269 $11.095568 $10.744969 $11.303506 $10.790157 $10.000000	$14.658802 $13.647114 $11.402435 $12.545269 $11.095568 $10.744969 $11.303506 $10.790157	68,205.173 77,777.371 75,448.972 90,644.045 121,192.585 65,287.162 64,301.331 12,497.564	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.415895 $9.775281 $10.031074 $9.735160 $9.648092 $9.748372 $9.488936 $10.000000	$11.015182 $10.415895 $9.775281 $10.031074 $9.735160 $9.648092 $9.748372 $9.488936	354,499.961 239,643.582 321,029.399 135,869.381 179,133.609 334,930.695 78,988.610 40,575.761	23,984.731 24,829.594 25,892.114 28,433.657 12,598.937 13,904.078 6,251.694 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.274800 $8.705671 $8.981274 $8.844304 $8.653038 $9.047631 $8.888722 $10.000000	$9.926052 $9.274800 $8.705671 $8.981274 $8.844304 $8.653038 $9.047631 $8.888722	14,722.965 15,683.461 26,151.021 32,758.485 34,229.119 30,022.819 29,546.822 3,909.024	1,242.185 1,384.977 1,481.897 1,601.573 1,612.076 1,727.072 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.609846 $10.600349 $11.087205 $10.080708 $9.973675 $10.374400 $10.169739 $10.000000	$12.191807 $11.609846 $10.600349 $11.087205 $10.080708 $9.973675 $10.374400 $10.169739	74,819.976 73,370.737 85,812.499 145,078.068 139,727.715 187,854.028 113,636.988 21,828.140	7,763.229 9,452.056 11,535.197 14,457.013 16,076.958 18,655.091 18,585.263 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.156045 $11.086977 $11.973757 $10.107891 $10.067354 $10.939516 $10.763305 $10.000000	$11.720378 $12.156045 $11.086977 $11.973757 $10.107891 $10.067354 $10.939516 $10.763305	63,784.115 67,516.518 83,198.104 101,808.968 98,205.322 120,935.491 181,838.536 109,908.889	2,963.297 3,213.289 3,472.508 3,740.579 4,020.407 4,315.964 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.830960 $10.812468 $11.460075 $10.081462 $10.019770 $10.631028 $10.420282 $10.000000	$12.027284 $11.830960 $10.812468 $11.460075 $10.081462 $10.019770 $10.631028 $10.420282	84,994.935 79,353.759 112,819.723 153,106.246 181,160.733 203,350.620 448,470.986 260,344.268	0.000 0.000 0.000 0.000 949.986 958.015 962.450 971.503
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.313389 $8.952729 $9.969754	$10.093214 $10.313389 $8.952729	4,721.420 4,333.121 931.348	0.000 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.452209 $10.452981 $11.191651 $9.998603	$15.602883 $13.452209 $10.452981 $11.191651	10,547.479 2,353.927 968.172 5,181.442	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.362046 $14.113306 $16.223083 $14.294641 $12.017108 $12.547857 $12.144720 $10.000000	$17.734337 $17.362046 $14.113306 $16.223083 $14.294641 $12.017108 $12.547857 $12.144720	80,917.647 11,888.985 14,051.684 24,109.833 23,135.367 8,966.611 4,027.812 2,464.500	175.761 144.232 140.341 144.330 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.148787 $16.224158 $17.773103 $14.792423 $13.533883 $13.455383 $12.862470 $10.000000	$25.676093 $21.148787 $16.224158 $17.773103 $14.792423 $13.533883 $13.455383 $12.862470	18,991.212 19,170.587 16,996.360 27,840.261 33,204.216 34,626.149 4,739.599 2,044.119	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.314053 $10.358416 $12.480149 $10.333137 $10.414353 $10.468245 $11.236370 $10.000000	$12.876569 $12.314053 $10.358416 $12.480149 $10.333137 $10.414353 $10.468245 $11.236370	16,705.069 9,544.704 9,059.118 6,493.002 4,974.538 4,396.490 4,225.344 417.455	585.793 509.735 492.457 461.357 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.740911 $17.262222 $17.539365 $13.822992 $13.690475 $13.042186 $11.951240 $10.000000	$32.010791 $23.740911 $17.262222 $17.539365 $13.822992 $13.690475 $13.042186 $11.951240	9,294.593 15,139.914 10,616.644 11,631.165 9,902.225 18,278.127 813.825 814.652	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
L-Share – No longer being sold
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.727991 $11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$14.693815 $13.727991 $11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	36,743.452 38,711.493 39,962.690 37,947.056 36,296.988 38,774.667 32,982.190 23,950.748	3,352.775 3,482.511 2,673.112 3,207.557 2,681.622 4,668.903 8,285.275 3,283.869
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.209404 $15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$18.317579 $18.209404 $15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	58,319.330 72,551.631 108,425.653 136,402.241 152,267.824 160,443.699 151,531.231 30,535.530	31,383.233 35,240.727 36,288.050 48,439.423 48,460.093 45,730.028 48,509.167 19,817.027

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.413293 $12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$16.964731 $15.413293 $12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	378,707.001 548,671.368 599,237.750 627,045.422 590,660.929 557,101.706 467,645.277 124,246.861	8,936.312 9,120.205 9,291.348 11,252.919 5,975.301 9,451.664 5,922.102 4,991.738
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.268514 $9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$11.028464 $10.268514 $9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	229,807.235 224,312.157 246,619.038 307,183.701 328,182.100 336,145.838 273,898.421 68,273.201	24,120.676 27,534.561 29,767.201 33,042.428 39,686.120 44,083.958 38,552.809 14,989.456
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.013148 $17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$32.766377 $22.013148 $17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	367,408.284 433,482.495 509,737.646 573,888.425 444,935.154 368,233.744 199,745.633 61,268.689	52,608.933 83,470.412 76,825.890 85,558.362 75,560.671 69,057.530 59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.831101 $16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$22.038396 $19.831101 $16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	509,628.812 561,777.002 638,238.476 713,713.786 693,870.342 646,618.326 456,920.276 130,249.623	52,139.366 60,838.885 59,684.279 34,134.732 23,405.783 19,840.651 14,488.554 8,566.638
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.385319 $11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$14.931103 $13.385319 $11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	213,418.196 257,463.239 311,504.094 348,477.787 296,832.160 280,693.682 169,039.393 32,094.277	24,481.546 86,827.735 81,162.945 107,209.361 80,498.891 79,056.314 75,437.299 8,491.946
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.111407 $13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$19.315808 $16.111407 $13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	161,098.851 165,835.571 217,983.042 216,558.114 206,713.838 191,456.929 147,271.196 25,153.215	54,968.711 66,682.002 57,498.257 15,215.500 9,318.948 10,357.981 13,453.705 1,847.105
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.188967 $14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$24.532654 $19.188967 $14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	343,907.566 386,114.679 477,395.585 552,957.936 537,849.388 523,199.437 304,049.444 81,347.031	82,095.727 111,978.336 113,304.784 96,115.796 93,387.443 94,588.123 87,394.017 25,699.180

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.301082 $13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$18.861470 $16.301082 $13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	144,686.496 182,355.150 222,929.359 253,390.072 257,223.618 219,097.441 206,195.744 83,753.785	30,152.821 32,679.321 31,052.488 54,830.245 49,173.722 44,531.236 34,411.038 13,532.459
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.552603 $11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$16.491958 $15.552603 $11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	116,680.628 123,225.380 142,699.728 175,191.426 180,780.575 178,766.989 123,245.933 49,713.463	4,705.892 5,171.145 9,208.804 18,645.113 18,914.206 13,016.198 8,908.250 5,504.695
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.882885 $11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$13.396215 $12.882885 $11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	25,190.165 26,897.234 31,260.155 34,966.989 33,736.458 39,974.074 37,745.862 9,092.358	868.245 886.153 893.370 900.769 908.425 952.221 960.284 732.635
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.237863 $9.529288 $9.989152	$12.407123 $11.237863 $9.529288	11,601.419 5,938.402 0.000	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.112340 $10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$12.446541 $12.112340 $10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	258,261.446 277,453.395 300,681.858 391,439.183 372,498.550 307,625.670 294,977.180 195,118.293	13,429.371 8,444.783 8,684.399 14,494.201 16,268.541 20,226.528 2,053.186 15,287.601
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.196364 $13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$14.692882 $16.196364 $13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	91,388.831 98,862.929 116,584.778 149,064.511 158,113.687 173,919.348 100,807.294 34,318.997	19,128.541 23,362.364 20,880.047 26,332.144 21,766.591 23,186.239 23,603.245 6,453.372
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$10.334434 $9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	163,871.382 162,118.115 173,591.777 228,672.007 411,332.623 351,939.959 416,100.039 152,068.066	26,833.967 33,522.061 6,072.329 7,954.264 16,149.363 12,871.488 50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$10.334434 $9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	45,340.794 24,912.075 266,990.699 113,828.162 337,464.720 323,564.669 45,378.206 0.000	95,556.912 79,451.964 439,524.742 122,915.972 478,652.537 375,370.469 56,762.344 0.000

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.940648 $10.325004 $11.169138 $9.925511 $9.501238 $9.999493	$12.224729 $11.940648 $10.325004 $11.169138 $9.925511 $9.501238	723,380.468 815,427.678 971,387.182 776,849.430 438,505.663 103,968.948	51,979.880 118,222.890 128,757.125 170,124.661 76,511.841 43,301.801
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.489912 $9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$11.221958 $11.489912 $9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	104,339.993 116,535.197 140,577.383 163,625.965 172,181.624 180,201.055 131,337.396 41,240.898	28,516.961 83,895.511 82,267.538 90,236.181 86,212.350 89,396.367 88,911.436 16,648.378
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.068905 $9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$8.924554 $9.068905 $9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	785,775.846 600,654.608 796,414.870 329,883.026 518,229.971 333,425.732 479,584.358 398,611.180	74,496.135 36,930.399 46,332.335 30,922.832 115,811.529 29,952.964 24,837.700 95,562.423
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.676033 $10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$12.545467 $11.676033 $10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	143,207.139 145,558.944 172,330.291 207,710.521 306,650.679 336,477.596 149,814.109 87,419.820	52,734.698 68,219.685 72,754.605 80,442.769 85,655.987 113,440.933 105,763.039 29,544.161
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.209133 $10.718300 $11.213769 $10.122115 $9.998484	$13.150741 $12.209133 $10.718300 $11.213769 $10.122115	43,940.880 45,447.791 46,230.394 34,585.059 29,792.686	29,400.603 8,169.061 5,648.635 3,767.933 16,935.535
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.143623 $11.131714 $11.802212 $10.191125 $9.998484	$14.226565 $13.143623 $11.131714 $11.802212 $10.191125	76,550.467 71,801.914 37,467.809 0.000 0.000	44,786.579 22,160.184 37,277.252 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.350328 $11.734128 $12.626893 $10.437566 $9.998484	$15.479174 $14.350328 $11.734128 $12.626893 $10.437566	15,324.397 17,639.106 17,691.584 30,008.073 13,790.532	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.973240 $11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$14.415013 $12.973240 $11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	892,087.222 983,684.286 1,223,190.327 1,446,389.325 1,610,649.691 1,644,846.465 1,484,483.311 622,413.183	143,360.501 141,483.810 127,550.018 166,193.097 165,703.256 177,324.025 132,269.972 67,683.110

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.399204 $9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$14.677503 $12.399204 $9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	137,145.406 158,887.199 197,070.867 216,192.727 201,358.961 225,639.976 133,864.494 55,617.989	16,238.600 19,497.095 16,936.237 22,542.693 20,589.681 21,136.268 17,333.970 6,627.012
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.636874 $13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$17.547402 $15.636874 $13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	1,002,275.729 1,074,654.268 1,207,429.944 1,501,652.972 1,479,847.465 1,336,940.830 730,541.910 283,387.831	165,706.071 176,729.082 181,784.865 193,236.162 183,503.267 150,647.483 103,780.502 55,481.023
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.549404 $13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$20.489324 $17.549404 $13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	66,141.558 66,613.825 66,041.144 63,212.178 60,150.171 71,423.580 50,751.746 25,495.762	17,809.690 21,133.229 24,557.532 33,683.117 33,033.523 34,653.585 34,595.793 10,760.839
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.905511 $10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437 $10.000000	$13.001842 $11.905511 $10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437	408,136.058 410,008.912 507,892.887 579,176.948 556,190.158 539,950.936 489,159.798 112,218.837	13,437.920 42,194.225 47,490.304 51,244.660 61,821.830 63,812.675 58,005.134 31,598.773
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.258630 $12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701 $10.000000	$18.627785 $15.258630 $12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701	97,817.807 127,199.252 125,757.742 141,928.181 145,138.043 147,706.178 117,552.744 19,084.184	39,444.026 39,987.550 30,314.762 38,547.562 27,791.560 4,182.492 214.319 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.900601 $11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969 $10.000000	$15.646943 $13.900601 $11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969	2,080,552.204 2,445,329.604 2,843,454.087 2,965,459.502 2,824,898.682 2,978,798.721 2,336,345.737 885,183.766	272,846.780 415,409.316 423,335.952 524,123.651 370,632.160 395,239.177 333,872.109 218,920.095
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.821655 $11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493 $10.000000	$14.131990 $12.821655 $11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493	3,372,150.590 3,703,398.691 4,035,766.293 4,642,446.338 4,212,692.245 4,537,222.835 4,547,958.554 1,812,160.186	388,163.730 421,307.419 448,294.965 466,062.021 414,106.794 414,447.113 428,534.264 157,873.589

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.319609 $9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442 $10.000000	$10.856340 $10.319609 $9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442	221,870.094 306,189.309 337,681.005 391,575.285 404,410.283 356,338.164 249,919.458 75,650.356	18,040.853 22,676.867 23,563.675 58,639.017 56,679.803 43,044.476 34,878.879 8,737.666
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.593906 $15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$23.054950 $19.593906 $15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	98,700.704 107,876.929 120,209.923 131,017.369 133,310.241 122,790.919 119,833.474 106,018.564	13,072.550 14,822.637 12,947.439 26,912.459 45,278.170 62,335.484 80,513.540 1,005.911
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.671903 $10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491 $10.000000	$13.124104 $11.671903 $10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491	548,488.525 610,392.672 628,479.898 719,371.572 784,382.375 891,155.155 611,357.354 265,879.539	201,348.842 276,956.663 274,044.111 32,7,672.972 293,289.895 298,712.997 175,770.666 55,898.626
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.612368 $13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$16.476478 $16.612368 $13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	199,517.372 222,319.017 254,446.651 310,684.672 299,110.256 273,711.033 191,132.350 64,552.937	19,337.553 58,103.054 61,994.676 90,647.308 84,952.190 66,706.739 69,780.272 10,257.532
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.674180 $10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561 $10.000000	$12.847205 $11.674180 $10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561	874,990.551 950,987.935 1,086,965.099 1,236,009.143 1,611,550.399 1,536,007.541 1,100,174.502 591,414.118	65,055.484 80,336.256 97,255.566 116,971.056 128,715.629 130,866.803 124,206.970 49,622.847
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.020759 $10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$11.735650 $12.020759 $10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	922,246.243 1,035,808.908 1,222,419.589 1,385,326.054 1,907,085.697 1,734,729.547 1,171,194.793 505,160.442	87,444.192 99,928.807 114,349.805 145,973.920 159,838.955 203,611.401 203,465.624 82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.531992 $10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$12.035749 $12.531992 $10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	758,022.691 794,902.386 951,575.498 1,199,157.180 1,539,685.735 1,725,348.621 1,048,124.518 464,201.951	228,708.684 258,618.309 287,427.541 263,594.449 444,880.675 413,289.245 210,760.230 30,827.475
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$12.902530 $11.434824 $11.737982 $11.250710	$13.673391 $12.902530 $11.434824 $11.737982	169,175.966 159,512.573 195,522.004 224,356.967	14,899.842 14,830.715 1,269.368 514.997

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.482176 $10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$12.766643 $12.482176 $10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	3,500,263.077 3,827,773.036 4,469,236.154 4,979,300.511 5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711	428,404.853 500,665.384 561,111.864 665,574.688 648,392.356 736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.929769 $10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$12.286389 $11.929769 $10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	205,532.426 221,926.628 341,877.509 440,266.010 573,813.629 595,022.369 456,655.384 140,874.387	58,320.582 76,938.987 79,358.242 83,100.913 70,424.600 73,851.263 50,359.526 20,431.164
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.493807 $11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258 $10.000000	$13.804985 $13.493807 $11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	2,413,505.592 2,615,142.201 3,070,132.315 3,423,705.544 3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721	577,052.476 629,891.008 726,263.222 823,270.713 765,687.520 796,806.671 951,079.397 450,363.944
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.515343 $11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328 $10.000000	$15.964818 $13.515343 $11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328	679,848.024 747,920.799 855,638.057 891,025.265 998,721.027 1,042,284.137 969,212.473 339,896.373	106,882.592 113,071.557 93,004.416 99,467.353 109,702.192 115,882.560 125,950.825 16,136.459
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.337251 $21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$56.181270 $26.337251 $21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	138,389.649 203,507.263 77,819.306 83,780.407 43,795.921 53,733.185 32,194.273 9,347.744	18,562.690 23,155.993 15,311.028 9,200.535 7,264.446 7,749.636 6,489.707 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.379822 $10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$14.381513 $12.379822 $10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	513,779.315 550,270.079 717,416.378 931,999.468 893,420.819 641,333.221 414,574.278 152,124.030	165,635.217 181,165.157 161,039.260 206,340.766 181,332.847 161,307.416 173,629.067 27,743.504
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$10.889566 $10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $9.902841	116,835.661 166,696.227 222,338.210 243,866.514 213,634.578 158,136.200 4,250.019	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $10.228890	$10.889566 $10.417064 $9.250812 $10.217721 $9.251011 $9.388423	N/A	2,067.656 2,125.131 4,184.196 3,220.760 10,954.437 1,351.212

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$10.977308 $9.247703 $11.001403 $9.998356	$11.600539 $10.977308 $9.247703 $11.001403	3,979.034 3,990.648 1,913.650 1,913.650	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.312401 $12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406 $10.000000	$17.377213 $15.312401 $12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406	666,955.651 714,695.626 749,972.940 1,053,466.360 1,222,006.379 214,416.312 35,764.905 2,925.072	85,709.244 114,242.379 144,385.752 161,089.808 210,712.390 2,942.118 2,533.218 7.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.877603 $10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$13.761480 $12.877603 $10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	661,568.198 789,705.767 872,542.928 1,018,110.321 1,212,579.781 1,104,503.163 1,111,493.247 447,863.188	26,249.969 29,237.496 49,470.285 67,490.073 125,724.529 72,926.658 65,345.774 46,547.547
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.488979 $10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$13.472832 $12.488979 $10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	227,581.273 242,636.171 233,262.905 248,863.193 268,052.240 216,520.881 197,003.768 63,851.665	4,834.361 18,925.860 24,404.330 26,388.192 34,896.609 14,784.489 14,755.873 5,853.786
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.376985 $11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$14.325627 $13.376985 $11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	483,727.259 527,207.217 601,498.847 732,488.486 701,685.294 939,184.275 361,640.186 126,163.176	51,182.026 70,453.483 74,849.507 77,803.609 104,238.197 281,353.122 61,063.250 27,524.767
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.209749 $9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$10.764831 $10.209749 $9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	545,543.318 658,247.811 733,433.743 855,823.078 877,052.902 855,911.939 695,135.185 406,244.058	111,566.067 119,835.293 123,739.007 158,547.688 179,600.327 150,519.160 137,904.954 44,220.768
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.091215 $8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$9.700441 $9.091215 $8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	129,885.655 155,083.721 178,918.085 212,569.619 315,828.949 300,321.392 262,887.081 94,596.042	17,669.602 24,425.795 25,301.529 26,817.586 27,792.018 28,559.207 31,462.937 16,760.130
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.379996 $10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$11.914646 $11.379996 $10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	132,798.219 139,940.112 212,576.531 242,898.786 253,863.733 270,923.798 220,958.529 145,292.804	29,003.538 29,777.183 30,346.122 31,099.507 36,209.741 41,751.028 45,720.281 19,152.741

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.915406 $10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$11.453929 $11.915406 $10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	830,310.978 949,451.399 1,102,426.020 1,228,909.166 1,349,737.774 1,471,942.755 1,624,608.196 556,119.893	387,937.555 438,745.569 449,977.832 523,256.404 516,905.159 575,410.723 483,253.655 201,574.461
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.596785 $10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$11.753900 $11.596785 $10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	1,038,375.536 1,136,610.457 1,272,686.188 1,664,123.461 1,822,392.721 1,928,301.761 1,810,558.628 969,298.909	122,902.922 131,132.951 143,025.426 183,173.540 225,645.497 230,832.097 249,831.161 193,081.112
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.261817 $8.934715 $9.969672	$10.012657 $10.261817 $8.934715	902.163 3,116.687 0.000	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.344716 $10.400580 $11.169170 $9.998356	$15.431870 $13.344716 $10.400580 $11.169170	173,158.128 190,864.674 832.626 4,642.269	14,003.860 9,305.936 6,541.819 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.018355 $13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$17.331192 $17.018355 $13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	106,042.395 109,039.704 138,285.074 152,386.254 174,257.031 133,590.169 93,338.730 36,267.066	26,909.166 33,601.065 26,649.954 40,335.301 37,363.813 34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.730180 $15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$25.092499 $20.730180 $15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	164,509.320 183,001.322 213,557.484 253,216.462 251,818.788 244,212.580 209,993.651 76,374.754	22,646.110 45,370.074 43,838.392 66,936.667 63,848.804 57,911.681 57,207.837 15,633.649
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.070258 $10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$12.583825 $12.070258 $10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	57,827.089 61,806.745 64,672.637 64,981.151 76,417.141 71,351.315 56,231.083 10,364.029	19,447.255 21,706.418 21,034.069 27,689.222 23,633.717 24,793.661 27,907.096 10,715.341
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.271065 $16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$31.283369 $23.271065 $16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	79,497.997 89,669.083 76,003.035 85,194.874 97,923.113 108,455.891 71,042.619 35,679.078	38,407.242 43,205.426 28,247.828 17,770.182 19,004.724 17,288.377 18,539.715 8,665.049

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.051949 $12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$15.093269 $14.051949 $12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	14,504.884 35,282.823 26,129.229 28,193.673 30,280.470 35,106.933 9,290.371 3,341.657	916.869 916.869 916.869 916.869 916.926 916.991 917.060 316.419
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.639081 $15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$18.815607 $18.639081 $15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	41,931.487 43,335.341 49,261.573 50,670.148 50,654.867 55,108.672 42,593.715 21,856.165	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.777009 $13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$17.425923 $15.777009 $13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	145,295.331 179,296.704 280,316.814 201,184.946 256,528.386 129,429.028 95,272.296 40,691.480	891.402 891.402 2,470.814 2,414.569 2,412.170 891.519 891.586 306.167
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.510874 $9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$11.328314 $10.510874 $9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	293,513.903 309,824.086 351,444.969 442,789.966 512,677.522 404,826.804 267,683.874 48,244.062	3,809.094 3,866.544 6,697.614 3,311.385 3,869.977 3,894.901 2,074.498 1,747.509
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.532546 $17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$33.656917 $22.532546 $17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	72,228.181 92,740.996 116,019.204 111,092.321 111,703.967 102,363.806 59,543.877 28,219.573	4,715.754 4,294.119 3,936.519 843.864 843.916 843.975 844.039 292.644
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.298990 $16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$22.637445 $20.298990 $16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	80,470.870 100,288.634 152,881.724 156,732.620 167,258.437 180,983.619 140,755.081 79,993.089	3,795.722 3,753.762 3,749.742 3,961.019 3,396.859 1,996.615 831.541 292.596
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.701222 $11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$15.337077 $13.701222 $11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	85,411.765 84,575.945 102,386.055 97,859.100 93,863.642 62,230.205 43,496.061 24,943.959	6,276.827 4,839.722 4,626.506 893.399 893.454 893.517 893.584 306.855

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.491649 $13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$19.840994 $16.491649 $13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	81,187.022 64,932.380 100,805.655 102,626.825 111,343.243 106,706.324 126,709.755 98,079.100	0.000 0.000 0.000 0.000 51.506 1,332.808 43.027 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.641824 $15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$25.199668 $19.641824 $15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	63,434.611 71,407.946 83,774.828 89,803.595 76,826.234 73,398.074 33,327.644 10,840.127	8,292.499 5,214.251 5,349.670 4,793.119 4,554.938 8,405.314 3,996.322 874,845
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.685794 $13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513 $10.000000	$19.374332 $16.685794 $13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	37,010.999 58,311.227 70,046.645 68,086.405 72,320.811 79,593.785 58,450.028 35,108.203	4,195.071 4,242.998 4,183.510 4,219.069 4,364.502 6,303.126 2,230.758 565.913
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.919693 $12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$16.940462 $15.919693 $12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	13,037.449 22,297.676 25,131.627 23,659.703 15,256.906 16,383.539 7,080.418 2,394.411	2,720.183 2,684.115 2,671.809 2,643.024 2,678.119 2,641.685 2,184.583 592.605
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.186905 $11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$13.760429 $13.186905 $11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	6,057.129 7,729.667 9,257.148 8,851.425 4,921.799 3,420.804 2,728.542 14.971	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.303756 $9.551691 $9.989248	$12.523629 $11.303756 $9.551691	42,168.348 28,126.964 1,006.955	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.398207 $11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$12.784989 $12.398207 $11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	59,441.632 67,806.744 68,359.205 116,953.712 171,246.263 149,640.900 99,577.778 454,433.033	0.000 0.000 0.000 0.000 0.000 2,544.566 1,743.794 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.578603 $13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$15.092443 $16.578603 $13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	23,406.427 19,200.635 25,105.825 98,819.687 100,809.586 102,379.804 24,158.172 3,449.318	2,169.674 6,309.646 6,465.922 6,867.381 2,091.537 4,816.818 4,238.242 1,452.199

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$10.615453 $9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	213,672.954 212,792.211 200,833.830 213,791.465 301,656.634 267,110.460 229,240.493 118,019.127	6,013.650 6,130.098 4,792.771 4,255.891 8,061.509 222,803.237 3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$10.615453 $9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2020 2019 2018 2017 2016 2015	$12.137363 $10.458472 $11.273779 $9.983636 $9.523565 $9.999589	$12.469702 $12.137363 $10.458472 $11.273779 $9.983636 $9.523565	1,731,563.118 2,008,094.635 2,553,830.900 2,531,134.973 1,538,083.138 312,767.949	36,565.514 62,809.156 74,232.764 79,506.979 41,719.140 29,954.489
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.761133 $9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$11.527191 $11.761133 $9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	25,522.601 23,743.211 29,312.790 37,379.601 41,809.349 40,772.499 28,645.858 15,048.486	2,968.652 4,637.689 5,069.525 4,974.289 13,702.573 13,181.159 3,004.891 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.282960 $9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.167237 $9.282960 $9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	551,389.340 267,208.427 318,364.979 359,338.090 626,376.121 707,102.360 484,704.900 384,089.323	40,847.786 25,714.215 35,822.637 40,697.435 37,098.281 69,487.436 177,092.938 20,842.924
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.951619 $10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$12.886592 $11.951619 $10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	214,976.504 243,283.879 269,964.785 300,292.530 333,998.457 316,221.857 233,040.756 105,114.053	17,024.052 13,792.616 15,194.777 19,442.929 34,620.010 49,708.571 38,716.121 2,202.988
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.371941 $10.823311 $11.283871 $10.149951 $9.998771	$13.372830 $12.371941 $10.823311 $11.283871 $10.149951	159,886.925 155,714.899 160,758.914 109,724.215 121,401.258	16,128.817 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.318919 $11.240798 $11.875999 $10.219150 $9.998771	$14.466855 $13.318919 $11.240798 $11.875999 $10.219150	149,394.625 84,137.567 40,984.215 110.217 0.000	23,242.202 0.000 0.000 0.000 0.000

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.541701 $11.849103 $12.705812 $10.466249 $9.998771	$15.740622 $14.541701 $11.849103 $12.705812 $10.466249	1,295.775 1,296.484 180.586 2,386.749 2,206.028	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.279432 $11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$14.806972 $13.279432 $11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	1,470,144.877 1,656,597.845 1,896,925.208 2,285,447.085 2,625,133.628 2,567,035.293 2,300,269.186 968,809.271	78,975.491 88,960.727 107,137.958 126,243.853 146,573.925 140,032.535 86,264.053 24,968.725
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.691851 $10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$15.076602 $12.691851 $10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	30,726.953 31,980.690 33,812.493 73,100.238 67,721.082 74,501.988 22,115.469 6,050.885	3,762.257 3,753.413 5,117.161 4,583.938 4,405.566 4,113.192 1,140.702 854.495
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.005890 $13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$18.024495 $16.005890 $13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	1,408,746.374 1,494,273.462 1,828,724.343 2,096,588.668 2,044,531.267 1,739,313.614 922,108.414 278,846.205	42,348.815 51,117.698 43,483.576 48,108.956 38,232.629 32,193.046 30,327.463 13,008.480
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.963577 $13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$21.046442 $17.963577 $13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	13,019.729 18,533.647 25,125.749 26,741.852 26,356.163 23,615.654 16,288.672 3,643.075	1,080.840 2,439.878 2,304.017 2,479.574 2,245.743 1,273.012 1,181.460 1,176.849
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.186495 $10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903 $10.000000	$13.355381 $12.186495 $10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903	697,347.094 914,535.239 805,611.611 1,013,614.984 1,094,806.862 1,159,925.012 621,632.024 285,473.261	16,616.368 17,465.823 21,278.166 25,718.681 25,948.682 77,128.335 28,961.841 36,537.062
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.618803 $12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602 $10.000000	$19.134332 $15.618803 $12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602	132,414.632 141,665.271 126,496.303 128,928.642 68,597.209 49,792.778 29,903.644 18,915.919	0.000 0.000 541.360 507.291 536.502 545.879 542.513 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.228679 $12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804 $10.000000	$16.072392 $14.228679 $12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804	3,152,872.498 3,537,477.024 3,997,645.220 4,489,919.334 4,335,761.945 4,571,391.860 3,683,756.801 1,764,489.987	171,478.822 173,465.076 202,401.343 218,576.150 226,066.033 228,939.774 198,981.466 129,102.681

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.124268 $11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437 $10.000000	$14.516271 $13.124268 $11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437	5,150,690.395 5,661,497.655 6,395,913.668 7,315,679.463 7,579,996.726 7,996,618.555 7,757,462.638 3,258,183.934	260,621.689 277,972.669 331,813.805 365,123.639 440,299.391 390,159.713 327,030.171 113,366.040
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.563219 $9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889 $10.000000	$11.151579 $10.563219 $9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889	188,031.995 229,038.561 256,544.674 323,509.562 388,303.437 377,916.004 132,289.095 58,277.786	12,069.093 13,281.917 19,374.499 15,378.952 15,079.019 12,284.602 9,244.612 11,182.491
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.056322 $15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$23.681811 $20.056322 $15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	9,119.827 11,087.664 11,634.411 20,067.413 20,762.439 18,990.152 14,794.869 9,473.375	0.000 2,500.105 5,570.039 5,869.064 2,873.329 205.933 218.572 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.947448 $10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141 $10.000000	$13.481032 $11.947448 $10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141	530,889.720 624,850.519 813,042.940 891,281.480 986,976.222 1,050,457.986 761,558.633 253,806.662	58,495.792 62,789.154 73,576.312 83,990.667 81,981.965 75,913.435 55,046.121 18,175.270
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.004433 $13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$16.924510 $17.004433 $13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	40,231.284 46,728.101 45,455.516 59,210.833 47,384.756 48,363.104 13,718.975 8,222.901	0.000 0.000 1,381.396 1,328.954 1,318.761 549.767 41.054 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.949729 $10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125 $10.000000	$13.196540 $11.949729 $10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125	1,582,281.555 1,864,198.715 2,058,599.384 2,505,750.433 2,772,824.326 2,408,546.059 1,901,607.683 902,505.293	167,124.053 175,285.298 201,703.047 210,969.689 227,977.717 217,695.101 86,383.576 21,333.911
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.304477 $10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$12.054789 $12.304477 $10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	2,050,206.597 2,269,332.860 2,530,483.016 3,047,871.157 3,482,149.355 3,721,268.972 2,858,440.096 1,039,380.138	153,289.310 164,599.018 186,436.660 203,262.711 211,333.233 197,075.933 85,117.563 28,730.840

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.827766 $11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$12.363031 $12.827766 $11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	913,191.555 982,047.806 1,149,886.955 1,326,079.203 1,540,714.791 1,704,301.320 932,814.082 287,278.458	71,022.537 84,702.120 91,404.550 105,357.617 108,036.703 541,698.274 193,592.776 35,401.322
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$13.207033 $11.663820 $11.930999 $11.412629	$14.045183 $13.207033 $11.663820 $11.930999	384,939.059 394,165.978 400,379.216 351,484.283	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.776792 $11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$13.113812 $12.776792 $11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	8,887,125.080 9,866,860.113 11,478,018.517 13,036,082.049 14,581,221.436 15,477,858.340 12,187,086.846 4,153,049.354	959,068.903 1,125,035.993 1,325,471.373 1,473,997.422 1,679,383.988 1,620,361.477 927,625.831 87,085.678
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.211357 $11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$12.620497 $12.211357 $11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	763,639.883 849,440.662 1,157,459.629 1,321,262.863 1,387,815.352 1,360,515.031 1,051,554.155 472,504.182	109,609.009 124,863.788 134,106.217 143,940.095 141,875.895 53,722.993 45,757.874 2,335.180
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.812289 $11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$14.180369 $13.812289 $11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	4,351,170.257 4,807,337.715 5,401,420.359 6,339,714.697 6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830	549,543.583 786,161.545 921,293.299 1,001,722.850 1,043,001.393 447,757.940 324,414.451 167,039.670
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.834310 $11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738 $10.000000	$16.398853 $13.834310 $11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738	1,047,868.554 1,171,508.141 1,404,139.125 1,701,737.957 1,864,708.854 1,929,846.523 1,665,112.584 554,239.451	22,001.530 20,185.465 22,086.174 23,393.780 23,922.336 25,021.088 20,412.190 5,877.135
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.958784 $22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$57.708343 $26.958784 $22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	44,258.241 48,960.126 32,427.388 59,172.248 52,228.770 40,030.272 11,736.698 4,582.366	5,032.405 4,033.704 1,989.043 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.672017 $10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$14.772565 $12.672017 $10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	409,153.868 480,076.934 700,803.492 795,805.807 642,459.808 271,892.069 107,725.203 83,325.946	13,055.895 23,956.961 24,140.813 25,597.739 16,879.171 9,834.841 5,868.073 4,642.464

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$11.126358 $10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $9.907970	218,706.502 238,847.279 308,344.143 366,616.609 407,788.914 550,476.747 26,175.188	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $10.246046	$11.126358 $10.606383 $9.386058 $10.330687 $9.320727 $9.426201	N/A	16,026.274 17,872.138 18,841.679 19,975.662 25,819.971 1,697.702
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.080598 $9.302137 $11.027259 $9.998644	$11.750738 $11.080598 $9.302137 $11.027259	916.096 916.265 916.445 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.673777 $13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766 $10.000000	$17.849694 $15.673777 $13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766	1,207,467.216 1,293,633.920 1,330,013.296 1,512,184.558 1,159,220.190 398,952.963 8,754.652 4,677.660	8,448.608 14,410.469 15,426.306 30,403.040 21,801.894 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.181539 $11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$14.135658 $13.181539 $11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	1,210,224.165 1,401,138.890 1,695,134.753 1,984,257.667 2,115,462.311 2,102,701.415 1,940,470.405 663,747.387	45,152.063 50,531.625 55,788.871 61,830.637 84,050.103 67,099.524 61,722.504 24,930.676
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.783697 $11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$13.839106 $12.783697 $11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	431,074.985 395,540.090 487,515.008 561,535.170 705,263.163 618,552.961 338,376.125 154,285.485	23,604.086 24,644.217 24,803.548 25,290.866 31,372.066 69,155.878 63,489.171 12,625.256
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.692713 $11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$14.715149 $13.692713 $11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	565,680.709 617,065.495 661,461.588 743,700.247 830,044.729 843,911.685 519,383.356 187,171.655	16,365.856 17,496.778 18,197.784 27,208.609 27,553.848 44,310.096 27,410.601 16,589.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.450712 $9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$11.057545 $10.450712 $9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	559,948.517 583,500.065 678,170.620 800,507.068 852,612.512 867,471.453 638,582.276 256,632.708	50,025.606 54,270.098 69,792.988 69,517.575 68,890.316 68,790.581 39,757.580 25,569.173

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.305793 $8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$9.964220 $9.305793 $8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	145,961.219 179,927.803 232,347.804 422,886.209 303,566.230 650,343.983 657,388.039 83,161.041	24,129.636 28,136.735 35,062.395 36,360.578 26,921.862 26,524.004 15,586.804 1,280.881
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.648630 $10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$12.238670 $11.648630 $10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	391,374.942 455,952.604 537,383.939 744,553.302 827,658.493 910,953.463 756,495.092 288,617.052	41,059.987 46,810.131 50,077.743 52,654.222 61,917.221 72,630.512 52,964.041 32,302.207
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.196651 $11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.765419 $12.196651 $11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	984,683.507 1,088,527.458 1,322,151.003 1,553,704.525 1,756,415.677 2,027,413.251 1,738,537.855 757,546.998	56,309.365 65,347.642 86,637.950 125,210.682 128,927.876 132,069.528 91,965.309 24,812.146
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.870494 $10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$12.073520 $11.870494 $10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	2,362,134.363 2,555,278.517 2,897,075.143 3,304,178.811 3,554,789.443 3,801,333.872 3,743,686.079 1,640,171.897	75,430.473 83,870.836 100,807.738 107,816.586 120,679.287 163,912.016 152,397.945 33,291.767
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.322009 $8.955738 $9.969768	$10.106719 $10.322009 $8.955738	0.000 941.952 0.000	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.470249 $10.461768 $11.195411 $9.998644	$15.631641 $13.470249 $10.461768 $11.195411	3,299.082 0.000 0.000 0.000	585.516 585.628 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.420053 $14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$17.802496 $17.420053 $14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	23,656.659 30,475.711 28,776.120 49,553.376 45,179.348 50,676.286 22,176.975 13,338.672	626.485 585.114 566,061 576.297 603.184 1,389.976 1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.219453 $16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$25.774794 $21.219453 $16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	33,582.810 36,091.984 51,294.914 82,663.665 77,359.197 74,762.460 33,870.139 17,070.291	5,211.815 6,510.658 7,272.029 7,531.318 7,516.759 6,730.362 3,512.824 1,934.378

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.355179 $10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$12.926051 $12.355179 $10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	6,409.089 6,544.368 8,399.032 52,686.855 51,878.380 48,969.630 1,634.284 0.000	1,331.547 1,136.940 1,109.699 1,029.649 1,053.376 1,014.790 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.820192 $17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$32.133774 $23.820192 $17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	23,172.060 22,340.424 31,566.483 32,908.338 32,649.136 27,846.539 20,269.017 2,683.729	3,833.572 4,492.166 3,129.696 0.000 3,787.096 3,787.389 3,787.673 3,787.978
X-Share– No longer being sold
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.727991 $11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$14.693815 $13.727991 $11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	7,591.314 6,462.329 6,556.666 6,690.277 9,434.104 9,840.782 9,000.968 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.209404 $15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$18.317579 $18.209404 $15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	50,989.472 63,191.835 60,074.035 57,708.609 48,425.764 43,397.324 14,836.998 3,032.105	8,180.478 9,307.949 11,519.288 14,619.904 11,935.628 10,053.941 6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.413293 $12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$16.964731 $15.413293 $12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	59,773.210 117,491.130 63,259.670 65,995.264 125,375.141 136,584.843 124,625.235 75,409.507	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.268514 $9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$11.028464 $10.268514 $9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	259,907.996 267,820.666 223,444.415 248,712.805 285,189.211 193,074.605 72,895.435 27,207.388	14,350.075 14,645.770 14,922.329 15,209.528 17,468.143 18,732.238 18,830.797 1,231.452

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.013148 $17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$32.766377 $22.013148 $17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	144,449.673 145,079.870 129,538.584 138,445.437 139,497.602 117,311.767 73,729.957 7,390.560	8,935.196 15,051.561 7,045.967 7,401.318 3,236.846 1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.831101 $16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$22.038396 $19.831101 $16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	90,669.307 104,801.138 100,174.305 79,709.958 92,678.715 78,410.554 47,941.594 4,060.769	8,135.792 8,136.693 8,137.618 8,138.614 8,139.617 8,140.468 8,141.349 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.385319 $11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$14.931103 $13.385319 $11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	177,746.899 196,115.808 88,149.211 71,549.198 70,342.309 60,278.897 48,336.863 3,967.271	17,145.732 22,359.573 18,472.371 8,884.655 5,567.923 6,070.271 17,696.639 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.111407 $13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$19.315808 $16.111407 $13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	92,722.410 93,340.340 39,318.618 38,999.374 31,843.099 26,660.378 18,827.809 8,454.234	7,855.106 9,587.848 8,234.099 8,331.763 8,377.809 8,409.996 1,481.933 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.188967 $14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$24.532654 $19.188967 $14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	75,230.702 85,285.672 74,277.297 82,747.174 84,361.938 71,779.179 48,597.327 5,426.899	25,973.038 31,135.761 10,753.668 15,896.521 8,726.561 9,406.280 25,555.544 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.301082 $13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$18.861470 $16.301082 $13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	80,691.568 47,293.655 40,358.146 54,085.485 47,695.387 40,626.973 22,654.386 5,679.391	1,517.405 2,617.576 1,692.696 10,266.091 12,728.765 10,152.838 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.552603 $11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$16.491958 $15.552603 $11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	3,564.452 12,178.859 14,975.965 17,816.527 15,630.870 19,247.083 19,252.996 4,447.118	0.000 0.000 0.000 0.000 0.000 0.000 6,583.318 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.882885 $11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$13.396215 $12.882885 $11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	17,341.057 17,887.014 18,212.682 18,425.956 19,590.967 19,915.633 4,503.139 1,379.793	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.237863 $9.529288 $9.989152	$12.407123 $11.237863 $9.529288	0.000 0.000 0.000	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.112340 $10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$12.446541 $12.112340 $10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	98,819.003 92,188.817 97,849.760 87,043.978 82,113.651 75,318.584 57,029.035 17,471.857	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.196364 $13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$14.692882 $16.196364 $13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	53,924.542 49,026.012 51,964.026 53,273.558 71,574.028 65,792.181 25,568.190 2,148.970	12,454.885 12,870.352 14,475.983 16,892.171 16,423.660 12,251.595 4,000.694 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$10.334434 $9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	94,315.824 44,357.706 59,318.080 66,403.404 46,527.727 89,228.355 95,314.411 210,089.217	2,849.873 3,028.085 4,487.857 17,074.924 17,411.343 93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.688039 $9.279974 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$10.334434 $9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	37,818.770 39,235.669 76,151.667 38,744.328 111,829.738 110,429.233 0.000 0.000	0.000 0.000 30,183.509 0.000 27,645.527 25,493.778 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.940648 $10.325004 $11.169138 $9.925511 $9.501238 $9.999493	$12.224729 $11.940648 $10.325004 $11.169138 $9.925511 $9.501238	287,762.141 280,333.605 309,623.638 289,512.071 150,444.478 57,566.766	982.708 1,034.897 1,197.180 21,840.789 22,323.135 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.489912 $9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$11.221958 $11.489912 $9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	66,228.997 63,149.578 68,328.589 68,602.504 72,602.687 67,593.245 55,759.507 11,426.843	1,272.878 1,273.366 1,273.873 1,274.421 1,274.972 1,275.456 1,275.957 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.068905 $9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$8.924554 $9.068905 $9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	358,574.641 241,307.382 371,753.130 138,402.287 243,890.953 277,759.711 396,217.631 90,198.082	71,850.593 7,525.679 9,289.333 9,610.207 12,677.178 5,687.306 41,382.544 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.676033 $10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$12.545467 $11.676033 $10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	132,575.984 139,324.450 177,263.903 190,864.801 203,889.737 205,005.248 133,988.797 61,980.123	29,044.208 35,601.458 34,295.643 31,935.192 33,079.269 11,119.765 9,747.559 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.209133 $10.718300 $11.213769 $10.122115 $9.998484	$13.150741 $12.209133 $10.718300 $11.213769 $10.122115	49,106.064 36,582.239 26,065.271 11,785.645 16,786.788	20,551.422 21,389.822 5,321.565 5,399.856 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.143623 $11.131714 $11.802212 $10.191125 $9.998484	$14.226565 $13.143623 $11.131714 $11.802212 $10.191125	118,246.104 85,780.631 57,233.182 780.474 0.000	9,553.413 7,756.354 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.350328 $11.734128 $12.626893 $10.437566 $9.998484	$15.479174 $14.350328 $11.734128 $12.626893 $10.437566	5,214.683 5,289.885 3,002.573 2,444.320 0.000	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.973240 $11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$14.415013 $12.973240 $11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	605,225.541 647,260.287 688,437.717 726,297.875 817,126.762 742,044.014 646,604.816 214,649.401	31,605.139 32,246.913 32,688.101 34,977.546 40,850.734 32,297.872 26,566.895 11,340.714
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.399204 $9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$14.677503 $12.399204 $9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	68,291.424 85,053.668 82,844.833 105,458.135 98,735.657 96,008.022 71,917.815 22,044.900	2,791.074 2,730.060 2,998.780 20,484.185 15,848.513 14,528.836 553.167 523.863
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.636874 $13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$17.547402 $15.636874 $13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	600,827.730 574,395.458 550,041.259 485,030.516 484,456.783 472,225.046 305,553.448 151,816.419	79,717.054 80,993.622 48,836.501 53,473.940 42,591.605 13,352.016 13,506.541 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.549404 $13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$20.489324 $17.549404 $13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	44,095.204 35,950.255 34,952.114 26,551.673 28,807.094 23,234.471 10,292.833 1,753.473	16,763.228 16,483.563 13,098.830 10,532.956 6,597.840 7,189.010 11,873.757 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.905511 $10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437 $10.000000	$13.001842 $11.905511 $10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437	285,570.592 288,950.886 317,218.005 330,610.480 215,068.562 204,440.725 100,902.847 54,400.588	15,605.410 15,792.986 13,737.539 11,568.420 18,674.231 21,906.547 11,831.855 1,153.454
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.258630 $12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701 $10.000000	$18.627785 $15.258630 $12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701	67,654.758 69,403.585 65,695.769 70,546.509 69,773.871 68,150.375 39,466.046 10,332.616	2,241.792 2,094.390 2,088.010 2,052.179 2,018.197 2,064.966 2,027.424 2,020.947
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.900601 $11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969 $10.000000	$15.646943 $13.900601 $11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969	937,470.459 1,087,174.359 1,254,318.619 1,360,098.213 1,111,646.403 892,504.923 649,493.804 322,040.388	103,028.146 111,546.503 112,789.927 123,435.984 124,429.338 85,400.703 86,361.056 25,615.689
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.821655 $11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493 $10.000000	$14.131990 $12.821655 $11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493	1,147,000.507 1,292,555.998 1,290,253.547 1,255,207.318 1,262,054.074 1,241,819.585 1,191,094.465 574,590.373	206,886.182 234,494.976 222,135.572 214,636.820 220,057.385 196,587.091 187,247.240 64,108.488
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.319609 $9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442 $10.000000	$10.856340 $10.319609 $9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442	260,299.661 222,907.686 276,258.178 199,467.303 181,510.166 122,096.810 77,361.468 36,806.110	20,720.321 21,868.119 20,923.723 22,429.833 22,248.021 22,838.395 17,669.545 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.593906 $15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$23.054950 $19.593906 $15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	69,407.521 66,114.522 20,278.072 61,146.439 32,282.391 30,166.608 21,009.886 9,743.777	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.671903 $10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491 $10.000000	$13.124104 $11.671903 $10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491	327,569.076 395,750.072 462,641.404 514,389.712 540,456.270 532,227.237 288,975.249 121,399.558	18,724.723 17,570.207 8,819.172 8,625.567 11,252.536 11,123.569 9,521.307 5,713.512
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.612368 $13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$16.476478 $16.612368 $13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	43,796.467 50,886.418 47,259.391 55,608.726 77,306.783 80,374.625 26,566.340 6,008.446	7,027.464 7,462.644 5,576.359 7,850.628 15,270.734 14,690.235 12,734.689 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.674180 $10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561 $10.000000	$12.847205 $11.674180 $10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561	448,457.854 466,363.730 494,944.299 529,573.797 611,146.504 597,510.595 379,177.812 205,582.055	35,550.604 37,568.371 39,026.442 39,501.185 43,460.649 47,763.893 46,725.205 18,426.011
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.020759 $10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$11.735650 $12.020759 $10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	543,691.842 556,203.421 609,012.485 660,117.180 691,282.088 624,828.066 426,931.812 153,557.869	7,071.239 7,038.835 7,299.923 13,171.242 12,320.894 15,246.698 14,320.404 6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.531992 $10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$12.035749 $12.531992 $10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	411,284.722 434,485.976 477,793.963 543,594.986 670,552.391 618,824.904 375,317.508 152,318.000	13,375.595 13,332.057 13,745.677 21,682.292 26,055.595 26,185.285 18,833.699 4,682.708
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$12.902530 $11.434824 $11.737982 $11.250710	$13.673391 $12.902530 $11.434824 $11.737982	8,153.980 8,111.583 7,878.795 0.000	5,497.065 5,972.835 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.482176 $10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$12.766643 $12.482176 $10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	1,548,270.472 1,647,535.479 1,742,109.278 1,855,420.354 1,882,202.749 1,933,811.807 1,381,841.447 493,178.589	123,815.464 146,818.514 202,062.266 217,907.939 204,974.696 218,155.709 137,249.126 11,578.948
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.929769 $10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$12.286389 $11.929769 $10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	236,529.471 263,902.063 302,848.007 352,358.794 435,801.824 434,904.196 341,982.745 149,500.111	12,905.907 13,062.178 13,217.254 13,368.483 19,385.552 21,835.704 24,707.544 7,587.017

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.493807 $11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $0.933258 $10.000000	$13.804985 $13.493807 $11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	810,141.473 892,370.635 1,012,951.316 1,156,245.343 1,263,569.815 1,282,251.974 1,124,097.518 526,666.776	182,201.134 190,243.779 220,012.470 232,664.851 349,166.994 393,437.249 474,131.875 309,942.162
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.515343 $11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328 $10.000000	$15.964818 $13.515343 $11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328	369,732.764 382,289.754 405,349.060 434,165.330 498,316.360 483,794.985 419,353.970 176,352.356	2,714.169 3,501.456 22,027.218 12,428.208 16,820.597 16,732.627 17,503.478 5,103.611
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.337251 $21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$56.181270 $26.337251 $21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	146,876.114 120,181.238 22,724.001 30,630.141 30,192.931 22,164.920 17,616.386 2,073.137	4,917.296 7,072.453 1,152.282 1,319.836 1,471.965 750.608 826.178 879.797
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.379822 $10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$14.381513 $12.379822 $10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	175,321.424 152,152.519 186,040.575 224,722.383 186,312.011 118,330.320 55,897.666 7,586.979	18,087.643 18,658.689 15,438.745 19,417.068 16,223.661 15,368.222 19,367.446 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$10.889566 $10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $9.902841	241,235.998 265,394.557 285,844.260 279,707.770 220,112.383 152,554.505 7,071.562	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $10.228890	$10.889566 $10.417064 $9.250812 $10.217721 $9.251011 $9.388423	N/A	5,090.482 5,129.019 2,582.734 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$10.977308 $9.247703 $11.001403 $9.998356	$11.600539 $10.977308 $9.247703 $11.001403	15,727.255 15,310.837 3,478.298 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.312401 $12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406 $10.000000	$17.377213 $15.312401 $12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406	306,802.180 339,830.745 282,333.077 349,205.675 210,887.523 47,375.614 16,397.468 10,051.989	4,207.715 4,332.354 4,396.811 4,461.497 0.000 0.000 0.000 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.877603 $10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$13.761480 $12.877603 $10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	325,026.708 355,070.473 378,790.062 402,150.157 360,410.492 312,284.902 277,947.180 85,136.975	6,011.627 6,324.916 6,415.735 12,942.362 13,789.068 20,353.834 23,754.796 10,343.226
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.488979 $10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$13.472832 $12.488979 $10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	125,152.697 132,027.231 141,876.713 148,949.678 166,367.544 158,176.841 77,364.845 28,996.096	15,955.449 16,486.520 16,970.013 17,298.065 17,531.828 12,514.219 10,995.668 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.376985 $11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$14.325627 $13.376985 $11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	259,789.480 291,096.083 311,037.938 337,958.073 385,794.852 355,011.373 184,636.573 81,578.800	9,526.065 9,539.012 13,575.450 13,684.960 17,863.044 9,850.662 4,362.675 2,338.169
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.209749 $9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$10.764831 $10.209749 $9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	271,666.564 249,133.038 257,500.183 306,344.622 331,994.542 256,226.179 189,805.930 101,190.096	76,038.645 79,174.246 81,407.327 81,506.489 90,297.440 54,207.755 51,072.335 9,257.141
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.091215 $8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$9.700441 $9.091215 $8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	112,245.489 112,789.722 120,428.398 123,203.717 113,674.059 107,995.743 86,578.965 112,955.236	34,775.179 35,219.211 32,581.053 26,874.834 23,719.117 20,470.668 20,321.950 6,885.940
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.379996 $10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$11.914646 $11.379996 $10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	128,258.733 143,104.509 153,373.655 164,450.778 186,675.566 163,020.741 121,293.408 68,183.031	17,723.865 17,619.661 17,645.225 17,867.282 18,115.055 18,056.313 18,089.026 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.915406 $10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$11.453929 $11.915406 $10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	448,767.739 485,422.390 516,020.850 569,422.832 681,736.758 644,693.354 438,730.559 181,462.867	36,854.226 34,710.965 34,338.957 28,920.603 35,027.533 37,930.233 39,976.124 14,012.207

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.596785 $10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$11.753900 $11.596785 $10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	793,452.796 866,631.845 921,331.299 955,205.891 953,081.447 980,712.262 830,633.242 261,775.976	30,313.526 33,628.884 35,004.466 46,691.849 72,758.748 75,759.598 70,449.193 20,302.256
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.261817 $8.934715 $9.969672	$10.012657 $10.261817 $8.934715	7,301.751 6,870.142 0.000	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.344716 $10.400580 $11.169170 $9.998356	$15.431870 $13.344716 $10.400580 $11.169170	23,025.642 12,562.704 16.115 0.000	1,492.331 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.018355 $13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$17.331192 $17.018355 $13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	20,984.594 91,182.422 33,010.342 37,508.160 41,587.288 44,061.410 20,777.098 8,039.206	9,632.280 11,345.615 5,280.195 6,465.922 6,804.281 6,649.604 4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.730180 $15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$25.092499 $20.730180 $15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	108,352.225 99,183.641 92,527.525 97,423.969 98,804.639 87,568.387 56,661.441 8,070.959	7,754.493 8,619.976 8,677.372 11,252.919 11,633.314 10,526.726 6,878.443 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.070258 $10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$12.583825 $12.070258 $10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	19,927.320 19,933.892 14,964.422 12,678.073 12,670.888 8,997.585 5,841.191 0.000	827.331 656.392 647.598 586.342 570.623 552.408 548.753 514.886
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.271065 $16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$31.283369 $23.271065 $16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	73,349.001 83,017.909 63,603.272 72,430.466 70,976.762 59,368.306 40,316.323 3,649.583	9,868.447 10,317.983 9,556.439 12,748.571 13,370.947 13,615.598 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.051949 $12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$15.093269 $14.051949 $12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	24,362.247 25,630.985 8,661.381 3,093.602 3,173.549 3,854.136 5,712.878 2,961.832	0.000 0.000 521.013 3,680.711 0.000 0.000 0.000 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.639081 $15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$18.815607 $18.639081 $15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	14,845.915 14,228.254 12,809.853 13,184.772 13,222.252 11,596.999 7,292.741 5,060.065	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.777009 $13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$17.425923 $15.777009 $13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	37,724.539 37,440.655 34,445.996 34,010.840 39,097.399 42,887.643 27,674.658 5,460.791	12,439.216 14,997.727 12,229.350 6,815.823 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.510874 $9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$11.328314 $10.510874 $9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	214,387.669 206,180.801 237,841.097 238,908.838 227,990.382 173,890.808 144,000.792 20,894.979	3,270.328 5,416.468 15,342.513 15,524.294 9,326.981 9,318.354 5,769.458 4,937.603
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.532546 $17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$33.656917 $22.532546 $17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	38,848.975 56,848.387 60,208.470 54,336.456 21,217.469 19,646.958 16,705.093 5,605.280	9,794.591 14,835.379 6,468.324 6,905.184 7,052.161 2,808.820 2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.298990 $16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$22.637445 $20.298990 $16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	70,670.444 83,141.423 73,024.892 64,962.235 47,054.070 53,371.657 25,761.866 2,342.830	16,550.389 19,318.673 7,301.310 10,348.269 10,603.031 6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.701222 $11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$15.337077 $13.701222 $11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	30,284.883 45,565.122 37,807.979 39,335.395 28,857.342 37,311.146 13,850.687 4,393.718	1,426.381 1,324.973 2,168.816 8,385.552 2,999.251 2,783.824 2,593.533 1,087.418
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.491649 $13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$19.840994 $16.491649 $13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	41,298.691 41,666.095 40,059.287 38,107.213 36,287.441 38,368.522 27,202.761 787.780	1,629.254 1,638.392 1,432.214 1,432.321 1,432.437 1,432.564 0.000 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.641824 $15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$25.199668 $19.641824 $15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	106,215.300 137,603.515 133,084.497 93,246.998 59,810.170 70,207.323 40,929.381 2,648.529	23,104.771 27,412.331 2,881.792 1,297.925 1,298.030 1,298.145 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.685794 $13.751449 $16.380325 $13.794257 $12.510483 $12.909861 $12.359513 $10.000000	$19.374332 $16.685794 $13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	37,421.192 43,314.260 44,067.918 46,315.041 31,514.374 27,524.821 17,024.895 6,157.133	2,013.092 5,262.524 5,369.123 5,501.256 5,721.750 1,297.454 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.919693 $12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$16.940462 $15.919693 $12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	28,603.703 37,163.543 21,570.485 30,678.264 20,872.593 7,672.671 2,322.768 329.048	2,730.193 2,730.398 2,730.600 2,730.803 2,731.025 2,731.268 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.186905 $11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$13.760429 $13.186905 $11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	4,426.355 4,435.545 3,015.191 1,730.254 1,742.727 8,158.155 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.303756 $9.551691 $9.989248	$12.523629 $11.303756 $9.551691	4,554.033 0.000 0.000	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.398207 $11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$12.784989 $12.398207 $11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	333,446.022 371,815.304 389,597.441 431,693.686 420,200.431 424,777.954 359,921.125 159,376.034	296.740 3,961.250 949.330 79.698 232.717 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.578603 $13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$15.092443 $16.578603 $13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	25,974.277 42,679.453 36,898.980 41,611.943 28,400.164 17,505.163 26,922.556 1,618.992	4,009.528 3,411.390 2,990.860 2,911.231 2,923.173 3,037.201 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$10.615453 $9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	150,915.660 140,123.610 122,609.345 117,188.042 119,606.397 132,788.810 97,541.816 64,588.028	429.320 3,009.782 6,206.619 3,473.520 31,106.091 175,241.105 556.768 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$10.615453 $9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.137363 $10.458472 $11.273779 $9.983636 $9.523565 $9.999589	$12.469702 $12.137363 $10.458472 $11.273779 $9.983636 $9.523565	386,804.523 395,874.109 407,048.726 381,265.229 294,753.096 154,755.213	43,881.093 50,340.535 53,818.759 57,359.617 19,169.112 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.761133 $9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$11.527191 $11.761133 $9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	25,967.528 28,924.423 21,511.326 44,072.056 45,051.426 37,615.367 12,732.147 2,807.881	1,389.659 3,139.797 2,992.100 4,956.654 4,773.092 2,628.568 1,651.335 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.282960 $9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.167237 $9.282960 $9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	783,181.599 388,180.208 319,762.042 371,678.899 439,922.723 280,150.191 225,841.736 165,630.010	44,055.955 3,554.013 47,201.636 11,458.893 11,479.840 14,445.096 47,232.910 5,372.471
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.951619 $10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$12.886592 $11.951619 $10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	116,921.267 127,889.864 159,894.351 170,274.903 164,638.220 150,120.668 77,646.183 43,283.804	1,064.333 1,077.401 4,932.164 1,103.337 1,699.395 1,713.314 1,139.108 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.371941 $10.823311 $11.283871 $10.149951 $9.998771	$13.372830 $12.371941 $10.823311 $11.283871 $10.149951	82,145.263 83,931.233 62,022.899 32,420.703 21,045.597	521.700 477.870 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.318919 $11.240798 $11.875999 $10.219150 $9.998771	$14.466855 $13.318919 $11.240798 $11.875999 $10.219150	55,334.747 58,015.512 18,688.422 1,240.431 789.832	4,644.187 893.245 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.541701 $11.849103 $12.705812 $10.466249 $9.998771	$15.740622 $14.541701 $11.849103 $12.705812 $10.466249	6,407.397 6,236.814 2,247.651 2,132.642 0.000	0.000 0.000 0.000 0.000 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.279432 $11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$14.806972 $13.279432 $11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	640,212.558 703,085.848 833,298.054 871,291.431 896,637.676 791,918.911 575,485.283 182,959.852	27,914.340 28,427.401 28,934.300 29,086.178 32,393.126 30,150.214 38,773.744 20,631.907
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.691851 $10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$15.076602 $12.691851 $10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	12,320.371 32,219.004 41,396.599 35,619.694 27,792.406 19,272.819 14,411.718 902.411	2,693.752 2,903.851 2,576.352 2,427.929 2,544.300 2,289.919 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.005890 $13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$18.024495 $16.005890 $13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	738,575.745 795,115.757 793,210.215 609,016.808 564,688.514 549,245.018 293,151.516 136,034.029	131,181.165 138,011.222 126,868.705 147,879.806 124,834.748 67,018.505 7,893.999 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.963577 $13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$21.046442 $17.963577 $13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	43,213.331 49,142.391 19,463.535 16,661.669 7,348.457 3,851.557 1,233.186 2,596.771	774.485 796.664 874,493 896.758 919.705 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.186495 $10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903 $10.000000	$13.355381 $12.186495 $10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903	522,043.768 559,434.877 577,365.333 510,701.495 274,089.829 298,760.640 221,121.841 114,533.582	11,005.122 11,324.373 14,733.341 10,746.585 6,444.371 6,446.225 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.618803 $12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602 $10.000000	$19.134332 $15.618803 $12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602	17,517.380 13,882.080 17,711.932 17,580.110 12,850.680 13,999.512 8,897.914 5,858.719	1,595.251 1,650.515 1,784.451 2,045.456 2,222.094 2,354.765 2,548.395 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.228679 $12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804 $10.000000	$16.072392 $14.228679 $12.057698 $13.207882 $11.219717 $10.718558 $11,161786 $11.059804	723,902.778 750,824.394 839,321.800 848,455.881 734,739.428 663,103.276 473,947.903 175,051.481	82,609.756 85,894.947 89,857.156 47,629.013 35,200.153 47,077.128 21,954.236 3,902.179

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.124268 $11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437 $10.000000	$14.516271 $13.124268 $11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437	1,568,809.419 1,682,862.101 1,755,365.927 1,738,123.588 1,753,022.352 1,750,782.475 1,553,880.178 580,743.752	22,949.511 24,139.907 25,325.776 26,381.264 27,975.783 28,690.952 29,312.407 15,506.739
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.563219 $9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889 $10.000000	$11.151579 $10.563219 $9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889	217,435.046 201,287.526 190,603.370 168,874.265 185,331.545 107,436.937 76,749.293 27,513.051	8,531.909 8,653.018 12,638.754 8,634.775 10,658.494 8,927.230 4,244.782 262.195
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.056322 $15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$23.681811 $20.056322 $15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	94,356.325 25,850.524 27,847.775 40,778.028 25,731.864 8,182.746 2,074.721 0.000	2,359.725 2,379.955 690.604 708.188 726.310 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.947448 $10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141 $10.000000	$13.481032 $11.947448 $10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141	363,534.460 405,952.607 416,424.379 389,043.335 381,742.680 381,359.339 221,985.373 98,470.425	27,438.283 32,085.768 33,581.250 34,206.179 31,909.961 36,002.009 17,780.847 3,107.740
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.004433 $13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$16.924510 $17.004433 $13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	57,091.133 65,072.853 47,760.143 52,457.626 46,504.640 27,815.391 20,951.676 2,471.024	1,231.861 1,050.105 1,036.612 2,363.501 2,372.616 2,318.462 2,384.885 1,069.548
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.949729 $10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125 $10.000000	$13.196540 $11.949729 $10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125	508,593.346 593,992.048 634,847.724 715,327.131 671,159.966 551,226.440 297,449.461 152,872.006	80,572.535 82,802.457 87,776.340 83,382.788 84,776.266 79,092.881 51,744.671 6,663.723
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.304477 $10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$12.054789 $12.304477 $10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	644,501.819 705,884.188 803,628.509 952,440.034 945,729.337 873,993.923 533,914.082 262,180.810	27,194.577 27,510.248 27,970.489 28,509.324 68,998.581 69,468.896 61,442.162 1,312.603

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.827766 $11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$12.363031 $12.827766 $11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	354,589.896 373,863.638 417,954.468 477,235.037 579,628.401 546,489.290 251,893.282 68,616.863	38,331.381 39,920.090 41,984.283 43,285.011 42,457.527 42,866.914 15,107.729 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$13.207033 $11.663820 $11.930999 $11.412629	$14.045183 $13.207033 $11.663820 $11.930999	15,053.288 21,968.099 7,653.788 5,509.966	0.000 20,890.484 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.776792 $11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$13.113812 $12.776792 $11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	1,684,901.436 1,891,647.720 2,070,176.737 2,240,288.582 2,332,844.715 2,328,082.359 1,646,991.494 405,855.260	149,724.210 166,472.609 173,224.759 176,387.101 171,863.094 167,053.855 78,713.321 2,193.374
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.211357 $11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$12.620497 $12.211357 $11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	421,381.121 429,639.056 461,273.498 480,979.293 526,017.691 539,455.465 428,411.367 298,286.411	16,090.133 22,515.671 27,432.886 18,902.420 21,139.483 22,285.762 16,455.516 15,489.309
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.812289 $11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$14.180369 $13.812289 $11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	1,056,091.171 1,096,510.819 1,194,602.263 1,441,118.080 1,544,060.322 1,570,746.346 1,260,467.572 386,346.006	92,481.632 99,979.970 103,878.553 128,916.055 146,194.092 151,303.992 92,786.203 28,550.047
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.834310 $11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738 $10.000000	$16.398853 $13.834310 $11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738	216,536.573 258,682.004 311,900.126 356,824.487 405,524.681 359,257.297 290,232.767 89,652.002	1,255.347 786.164 844.828 907.464 1,514.309 14,128.861 2,986.240 260.599
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.958784 $22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$57.708343 $26.958784 $22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	78,647.935 113,413.967 45,079.751 43,456.991 24,736.536 32,460.757 15,492.823 13,726.551	558.662 567.445 638.995 2,800.420 3,019.165 2,341.804 2,463.820 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.672017 $10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$14.772565 $12.672017 $10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	142,873.272 167,131.319 186,919.169 237,583.134 207,182.216 94,909.792 34,490.769 5,947.822	26,633.617 28,487.932 31,195.938 35,802.583 14,400.859 3,458.811 0.000 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$11.126358 $10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $9.907970	304,154.956 325,616.904 316,319.555 335,378.777 302,019.777 204,704.722 208.956	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $10.246046	$11.126358 $10.606383 $9.386058 $10.330687 $9.320727 $9.426201	N/A	1,709.233 1,790.514 1,952.808 2,048.699 2,976.118 1,100.787
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.080598 $9.302137 $11.027259 $9.998644	$11.750738 $11.080598 $9.302137 $11.027259	34,009.286 31,765.158 2,726.758 2,588.963	350.199 302.960 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.673777 $13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766 $10.000000	$17.849694 $15.673777 $13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766	419,521.989 429,709.724 434,383.501 497,260.562 216,723.254 42,572.329 8,176.799 624.471	98,445.884 100,358.618 105,469.691 123,487.282 108,821.329 17,644.862 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.181539 $11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$14.135658 $13.181539 $11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	307,964.029 345,294.649 372,977.530 431,652.622 462,335.315 431,214.773 321,799.270 82,776.931	36,228.491 38,229.057 40,463.829 41,372.761 41,785.613 35,565.096 33,245.659 4,630.669
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.783697 $11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$13.839106 $12.783697 $11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	205,856.900 216,535.405 260,311.904 299,824.084 360,843.462 336,818.586 106,443.342 28,507.539	6,425.767 45,326.814 11,753.895 12,193.171 19,378.255 6,687.646 5,559.718 5,596.475
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.692713 $11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$14.715149 $13.692713 $11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	290,019.839 301,306.405 311,024.304 330,042.143 365,568.926 332,175.236 175,250.569 71,227.478	45,405.409 47,735.756 49,682.245 50,875.500 47,096.518 34,320.763 4,152.226 1,027.060
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.450712 $9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$11.057545 $10.450712 $9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	366,993.677 399,606.564 387,057.423 419,575.612 400,252.985 343,365.880 199,029.260 51,271.286	10,920.356 11,082.465 11,187.320 11,183.893 15,230.371 13,091.647 1,600.884 265.059

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.305793 $8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$9.964220 $9.305793 $8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	162,436.606 172,790.555 185,603.462 191,373.392 207,140.394 187,472.048 74,383.514 19,115.452	11,455.176 11,483.141 11,674.206 10,121.384 10,504.752 10,660.721 5,109.053 279.969
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.648630 $10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$12.238670 $11.648630 $10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	183,190.972 192,356.759 237,908.754 252,997.880 286,824.907 246,177.585 153,383.211 52,488.177	2,458.342 2,455.548 6,296.194 2,530.572 2,585.567 2,649.666 1,859.273 377.148
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.196651 $11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.765419 $12.196651 $11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	412,377.924 426,360.435 450,983.960 532,905.151 543,987.752 540,104.273 416,605.109 132,560.522	66,612.971 71,468.175 75,951.305 77,397.638 66,037.489 59,036.437 73,431.287 12,321.160
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.870494 $10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$12.073520 $11.870494 $10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	630,968.418 703,564.158 804,451.551 846,649.862 891,431.770 889,317.117 792,280.900 380,104.083	44,632.364 49,260.285 52,230.421 53,674.933 41,817.755 42,527.308 39,215.668 4,700.921
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.322009 $8.955738 $9.969768	$10.106719 $10.322009 $8.955738	18,689.681 5,002.252 2,846.832	404.227 319.971 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.470249 $10.461768 $11.195411 $9.998644	$15.631641 $13.470249 $10.461768 $11.195411	77,443.909 58,958.717 2,305.946 0.000	17,750.018 17,945.208 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.420053 $14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$17.802496 $17.420053 $14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	24,022.491 33,526.284 26,914.912 26,421.836 29,713.242 45,127.295 12,120.022 0.000	22,932.734 18,808.042 3,466.286 3,532.750 3,825.711 2,969.807 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.219453 $16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$25.774794 $21.219453 $16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	51,843.617 79,573.156 42,137.016 41,242.313 26,886.634 24,179.915 17,924.395 11,818.614	989.066 1,036.665 909.260 2,198.529 2,196.281 2,158.403 2,306.665 981.351

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.355179 $10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$12.926051 $12.355179 $10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	14,695.982 16,696.391 8,983.986 9,508.325 8,608.636 29,318.727 1,195.579 0.000	816.383 833.294 921.801 945.270 969.459 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.820192 $17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$32.133774 $23.820192 $17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	21,522.260 39,464.180 12,596.840 9,501.141 9,148.504 10,689.182 4,947.493 0.000	0.000 4,498.414 4,678.445 6,115.150 6,318.613 1,306.023 1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective December 1, 2020, Transamerica Barrow Hanley Dividend Focused VP was renamed Transamerica Aegon Sustainable Equity Income VP.
(5)	Effective December 1, 2020, Transamerica Levin Large Cap Value VP was renamed Transamerica Rothschild & Co Large Cap Value VP.
(6)	Effective on or about May 1, 2021 American Funds - Bond Fund will be renamed American Funds - The Bond Fund of AmericaSM.

APPENDIX
Excess Interest Adjustment Examples
Surrenders, withdrawals, transfers, death benefits and amounts applied to an annuity option, from a Guaranteed Period Option of the Fixed Account before the end of its guaranteed period (the number of years You specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value.
Excess Interest Adjustments will not reduce the adjusted Policy Value for a Guaranteed Period Option below the premium payments and transfers to that Guaranteed Period Option, less any prior withdrawals and transfers from the Guaranteed Period Option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the Excess Interest Adjustment floor.
The formula that will be used to determine the Excess Interest Adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the Excess Interest Adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	Multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guaranteed period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 8.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Amount subject to Excess Interest Adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess Interest Adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055 * 0.085) * (42/12)
= -5,250.00, but Excess Interest Adjustment cannot cause the Adjusted Policy Value to fall below the Excess Interest Adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted Policy Value = Policy Value + Excess Interest Adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (Adjusted Policy Value less any Surrender Charge) will never be less than that required by the non-forfeiture laws of Your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guaranteed period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 4.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Amount subject to Excess Interest Adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess Interest Adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess Interest Adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted Policy Value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of Your state. For the purpose of these illustrations no Surrender Charges are assumed.

Excess Interest Adjustment Examples — (Continued)
On a withdrawal, we will pay the policyholder the full amount of withdrawal requested (as long as the Policy Value is sufficient). Amounts withdrawn will reduce the Policy Value by an amount equal to:
R - E + SC
R	=	the requested withdrawal;
E	=	the Excess Interest Adjustment; and
SC	=	the Surrender Charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Withdrawal, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guaranteed period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 6.5% per annum
Withdrawal of $20,000 in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining Policy Value at middle of Policy Year 2	= 54,181.21 - (R - E + Surrender Charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Withdrawal, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guaranteed period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 4.5% per annum
Partial Withdrawal of $20,000 in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining Policy Value at middle of Policy Year 2	= 54,181.21 - (R - E + Surrender Charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

APPENDIX
Death Benefit
Adjusted Withdrawals. If You take a withdrawal, then Your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between Your Death Proceeds and Policy Value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the Death Proceeds immediately prior to the withdrawal divided by the Policy Value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = Death Proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = Policy Value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = Cash Value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and Policy Value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New Policy Value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the Policy Value because the guaranteed minimum death benefit was greater than the Policy Value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New Policy Value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and Policy Value are reduced by the same amount because the Policy Value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole Owner and Annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
ADDITIONAL DEATH DISTRIBUTIONSM RIDER – No longer available
The following example illustrates the Additional Death DistributionSM additional death benefit payable by this rider as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount. The Annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy Value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross withdrawals after the rider date = $30,000
Policy Value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (Policy Value on date of surrender – Policy Value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy Value on the date of death benefit calculations:	$175,000
Rider earnings (= Policy Value on date of death benefit calculations – Policy Value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy Value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross withdrawals after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy Value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= Policy Value on date of death benefit calculations – Policy Value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+SM RIDER – no longer available
Assume the Additional Death Distribution+SM rider is added to a new policy opened with $100,000 initial premium payment. The Annuitant is less than age 70 on the rider date. On the first and second rider anniversaries, the Policy Value is $110,000 and $95,000 respectively when the rider fees are deducted. The Annuitant adds a $25,000 premium payment in the 3rd rider year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the Death Proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial Policy Value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * Policy Value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * Policy Value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total Death Proceeds in 5th rider year (= base policy Death Proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM rider which is no longer available.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross withdrawal;
B	is the policy value immediately prior to the gross withdrawal; and
C	is the guaranteed future value immediately prior to the gross withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under the Guaranteed Minimum Accumulation Benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
NOTE: The Guaranteed Principal SolutionSM rider is no longer available to elect. For previously elected rider, to make the Guaranteed Principal SolutionSM rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 95%
SATT =105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT and SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered further the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider – REBALANCING EXAMPLES
NOTE: The Transamerica Income EdgeSM 1.2 Rider is no longer available to elect. The following demonstrates, on a purely hypothetical basis, the rebalancing mechanics of this Guaranteed Lifetime Withdrawal Benefit. The investment restrictions, rider fee percentages and withdrawal percentages for Your rider may vary from the percentages used below.
Rebalancing Examples
The following examples assume the initial premium allocations listed in the table below, which we assume satisfy the premium investment requirements provided in the Rate Sheet Prospectus Supplement.
Investment Option Allocations:	Initial Premium Allocations	Initial Premium Allocation Percentages
Stable Account	$ 20,000	20%
Select Investment Option Fund A	$ 13,000	13%
Select Investment Option Fund B	$ 13,000	13%
Select Investment Option Fund C	$ 4,000	4%
Total Select Investment Options	$ 30,000	30%
Flexible Investment Option Fund A	$ 14,000	14%
Flexible Investment Option Fund B	$ 14,000	14%
Flexible Investment Option Fund C	$ 22,000	22%
Total Flexible Investment Options	$ 50,000	50%
Total Investments	$100,000	100%
Example 1: Calculation at rider issue for the rebalance allocations:
The Stable Account portion of the Policy Value is not included in the quarterly Rebalance, therefore the rebalancing allocation percentages are calculated by multiplying the initial premium allocation percentages for the Select Investment Options and Flexible Investment Options by a ratio. The ratio is calculated by taking 100%, divided by 100% less the Stable Account premium allocation percentage. The ratio for this example would be 100% / (100% - 20%) = 1.25.
Investment Option Allocations:	Initial Allocations	Initial Allocation Percentages	Rebalancing Allocation Percentages
Stable Account	$ 20,000	20%	N/A
Total Select Investment Options	$ 30,000	30%	37.5%
Total Flexible Investment Options	$ 50,000	50%	62.5%
Total Investments	$100,000	100%	100%
Whole percentages are required for the rebalancing percentages and must sum up to equal 100%. To satisfy this requirement and ensure the rebalancing allocation requirement is met for each of the investment options, the sum of the Select Investment Options rebalancing percentage is rounded to the nearest whole percent (hereafter referred to as Select Rebalance Total) but no less than the minimum allocation for rebalance. The Select Rebalance Total is deducted from 100% to get the Total Flexible Investment Options rebalancing percentage (hereafter referred to as Flexible Rebalance Total). The Select Rebalance Total and Flexible Rebalance Total percentages are the end result which will be achieved by the quarterly Rebalance.

Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider –
REBALANCING EXAMPLES — (Continued)
Table 1:
Investment Option Allocations:	Unrounded Rebalancing Percentages	Rounded Rebalancing Percentages
Stable Account	N/A	N/A
Total Select Investment Options	37.5%	38% (1)
Total Flexible Investment Options	62.5%	62% (2)
Total Investments	100%	100%
(1)Select Rebalance Total
(2)Flexible Rebalance Total
We apply the same ratio and rounding to each individual investment option chosen and sum up the total Select and total Flexible Investment Options separately. The totals are compared to Select Rebalance Total and Flexible Rebalance Total to determine where any adjustments need to be made. In the example below, adjustments will need to be made to the Select Investment Options to bring the total percentage up to 38% and the Flexible Investment Options down to 62%, per the result from Table 1.
Table 2:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	16%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	37%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	28%
Total Flexible Investment Options	$ 50,000	50%	64%
Total Investments	$100,000	100%	101%
To get the total Select Investment Options rebalancing percent to equal 38%, we must add 1% to one of the funds. Any adjustments will first be made equally to the fund(s) with the greatest allocation. If there are multiple funds with the greatest allocation and the adjustments cannot be divided equally, we will adjust in alphabetical order the fund(s) with the greatest allocation. In the example below, we made the adjustment to the Select Investment Option Fund A.
To get the total Flexible Investment Options rebalancing percent to equal 62%, we must subtract 2% from one or more funds. Since there is only one fund with the greatest allocation, we have made the adjustment to the Flexible Investment Option Fund C.

Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider –
REBALANCING EXAMPLES — (Continued)
Table 3:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	17%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	38%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	26%
Total Flexible Investment Options	$ 50,000	50%	62%
Total Investments	$100,000	100%	100%
Example 2: Calculation for first quarter rebalance:
At the end of the first Rider Quarter, assume that the investment options have the following values:
Table 4:
Investment Option Allocations:	Allocation Amounts before Rebalance	Allocation Percentage of rebalancing funds Prior to Rebalance
Stable Account	$20,050	N/A
Select Investment Option Fund A	$ 13,090	17%
Select Investment Option Fund B	$ 11,550	15%
Select Investment Option Fund C	$ 3,850	5%
Total Select Investment Options	$28,490	37%
Flexible Investment Option Fund A	$ 13,090	17%
Flexible Investment Option Fund B	$ 14,630	19%
Flexible Investment Option Fund C	$ 20,790	27%
Total Flexible Investment Options	$48,510	63%
Total Investments	$97,050	100%
The result of the Rebalance back to the rebalancing percentages from Table 3 is:

Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider –
REBALANCING EXAMPLES — (Continued)
Table 5:
Investment Option Allocations:	Allocation amounts after Rebalance	Allocation of Rebalancing after Rebalance	Allocation of Policy Value Rebalance
Stable Account	$20,050	N/A	21%
Select Investment Option Fund A	$ 13,090	17%	13%
Select Investment Option Fund B	$ 12,320	16%	13%
Select Investment Option Fund C	$ 3,850	5%	4%
Total Select Investment Options	$29,260	38%	30%
Flexible Investment Option Fund A	$ 13,860	18%	14%
Flexible Investment Option Fund B	$ 13,860	18%	14%
Flexible Investment Option Fund C	$ 20,020	26%	21%
Total Flexible Investment Options	$47,740	62%	49%
Total Investments	$97,050	100%	100%
This rebalancing process will continue on a quarterly basis while this rider is in force.

APPENDIX
Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
This appendix explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders which are no longer available to elect.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base. Gross withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit. Gross withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders —  (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders —  (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders —  (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider
The Retirement Income Max® rider can no longer be elected. The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$

Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider — (Continued)
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Transamerica Income EdgeSM rider
The Transamerica Income EdgeSM Rider can no longer be elected. The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Transamerica Income EdgeSM rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$		$$100,000	$ 6,000
1	$102,000	$	$		$$100,000	$ 6,000
1	$105,060	$	$		$$100,000	$ 6,000
1	$107,161	$	$		$$100,000	$ 6,000
1	$110,376	$	$		$$100,000	$ 6,000
1	$112,584	$	$		$$100,000	$ 6,000
1	$115,961	$	$		$$100,000	$ 6,000
1	$118,280	$	$		$$100,000	$ 6,000
1	$121,829	$	$		$$100,000	$ 6,000
1	$124,265	$	$		$$100,000	$ 6,000
1	$120,537	$	$		$$100,000	$ 6,000
1	$115,716	$	$		$$100,000	$ 6,000
1	$109,930	$	$		$$109,930	$ 6,596
2	$112,129	$	$		$$109,930	$ 6,596
2	$115,492	$	$		$$109,930	$ 6,596
2	$117,802	$	$		$$109,930	$ 6,596
2	$121,336	$	$		$$109,930	$ 6,596
2	$124,976	$	$		$$109,930	$ 6,596
2	$177,476	$50,000	$		$$159,930	$ 9,596
2	$175,701	$	$		$$159,930	$ 9,596
2	$172,187	$	$		$$159,930	$ 9,596
2	$167,022	$	$		$$159,930	$ 9,596
2	$163,681	$	$		$$159,930	$ 9,596
2	$166,955	$	$		$$159,930	$ 9,596
2	$170,294	$	$		$$170,294 [1]	$10,218
3	$166,888	$	$		$$170,294	$10,218
3	$171,895	$	$		$$170,294	$10,218
3	$173,614	$	$		$$170,294	$10,218
3	$178,822	$	$		$$170,294	$10,218
3	$175,246	$	$		$$170,294	$10,218
3	$151,741		$$20,000	$10,314	$159,980	$
3	$154,775	$	$		$$159,980	$
3	$159,419	$	$		$$159,980	$
3	$161,013	$	$		$$159,980	$
3	$165,843	$	$		$$159,980	$
3	$174,135	$	$		$$159,980	$
3	$181,101	$	$		$$181,101 [1]	$10,866
(1)Automatic Step-Up Applied

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
ADB	Additional Death Benefit
ADD	Additional Death Distribution
ADD+	Additional Death Distribution+
DB	Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
IE	Income EnhancementSM
ILSD	Income Link Start Date
Abbreviation	Definition
ILSW	Income Link Systematic Withdrawal
ILWY	Income Link Withdrawal Year
N/A	Not Applicable
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Income LinkSM3	Additional Death Distribution 2003	Additional Death Distribution+
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Purpose of Rider	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
	• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3	Additional Death Distribution 2003	Additional Death Distribution+
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Availability	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
	• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-80 but not yet 81 years old. • Not available in all states • Can be added at any time including post issue.	• Issue age 0-75 but not yet 76 years old. • Not available in all states • Can be added at any time including post issue.
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)	Percentage of Policy Value – 0.25%	Percentage of Policy Value – 0.55%
Fee Frequency	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
	• A pro-rated fee is assessed at the time of rider termination or full surrender.	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.
Death Benefit	N/A	Amount is paid whenever a death benefit is paid and the rider is attached.
• Amount paid=ADB Factor x Rider Earnings*
• ADB Factor - 40% for issue ages 0-70 and 25% for issue ages 71-80.
*Rider earnings are defined as:
- the policy value on the date the death benefit is determined; minus
-policy value on the rider date; minus
- premium payments after the rider date; plus
- surrenders after the rider date that exceed the rider earnings on the date of the surrender.
NOTE: No benefit is payable under the ADD rider if there are no rider earnings on the date the death benefit is calculated.	Amount is paid whenever a death benefit is paid and the rider is attached.
• Prior to 5th rider anniversary = Sum of all fees paid for this rider since the rider date
• On or after 5th rider anniversary = Rider Benefit Base* x Rider Benefit Percentage** (30% or 20%).
*The Rider Benefit Base at any time is equal to the Policy Value less any premiums added after the Rider Date
**The Rider Benefit Percentage may vary but is currently equal to 30% for issue ages 0-70 and 20% for issue ages 71-75.
NOTE: No benefit is payable under the ADD+ rider if there are no rider earnings on the date the death benefit is calculated.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3	Additional Death Distribution 2003	Additional Death Distribution+
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Designated Funds Available - Policyholder who add these riders may only invest in the investment options listed.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to make payments under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	American Funds The Bond Fund of AmericaSM
TA Aegon U.S. Government Securities
TA BlackRock Government Money Market
TA BlackRock iShares Edge 40
TA JP Morgan Asset Allocation - Conservative
TA JP Morgan Core Bond
TA JP Morgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
	Fixed Account	N/A	N/A
Allocation Methods	N/A	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3	Additional Death Distribution 2003	Additional Death Distribution+
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Withdrawal Benefits - See “Adjusted Withdrawals - Income Link” appendix for examples showing the effect of withdrawals on the WB.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
	On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3	Additional Death Distribution 2003	Additional Death Distribution+
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary; or
3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
	• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	N/A	N/A
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.	No further action required to exercise the rider.	No further action required to exercise the rider.
Income Benefit or Other Benefit Payout Considerations	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
	4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3	Additional Death Distribution 2003	Additional Death Distribution+
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Rider Upgrade	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
	• Rider availability and fees are subject to what applies to the new rider being added.	N/A	N/A
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.	The rider can be added or dropped at any time. If the rider is dropped and re-added, the rider will only cover earnings accumulated since the rider was re-added.
The rider will remain in effect until:
• you cancel it by notifying our administrative and service office in writing,
• the policy is annuitized or surrendered
• or the additional death benefit is paid.	The rider can be added or dropped at any time. If the rider is terminated they must wait one year to re-add rider.
The rider will remain in effect until:
• you cancel it by notifying our administrative and service office in writing,
• the policy is annuitized or surrendered
• or the additional death benefit is paid.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted withdrawals - Income LinkSM Rider - No Longer Available
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667

Guaranteed Lifetime Withdrawal BenefitAdjusted withdrawals - Income LinkSM Rider -
No Longer Available — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA VARIABLE ANNUITY SERIES
Issued through
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Variable Annuity Series offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2021, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2021

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GLOSSARY OF TERMS
Accumulation Unit - An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date.
Adjusted Policy Value - The Policy Value increased or decreased by any Excess Interest Adjustment.
Administrative Office - Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
Annuitant - The person on whose life any annuity payments involving life contingencies will be based.
Annuity Commencement Date - The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the Annuitant attains age 99 (earlier if required by state law).
Annuity Payment Option - A method of receiving a stream of annuity payments selected by the Owner.
Annuity Unit - An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
Assumed Investment Return or AIR - The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
Beneficiary(ies) - The person(s) who has the right to the death benefit as set forth in the policy.
Cash Value - The Adjusted Policy Value less any applicable surrender charge and rider fees (imposed upon surrender).
Code - The Internal Revenue Code of 1986, as amended.
Enrollment Form - A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
Excess Interest Adjustment - A positive or negative adjustment to amounts paid out or transferred from the Fixed Account Guaranteed Period Options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the Guaranteed Period Option. The Excess Interest Adjustment can either decrease or increase the amount to be received by the Owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The Excess Interest Adjustment will not decrease the interest credited to Your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
Excess Partial Surrender - The portion of a partial surrender (surrender) that exceeds the free amount.
Fixed Account - One or more Guaranteed Period Options under the policy that are part of our general assets and are not in the Separate Account.
Guaranteed Lifetime Withdrawal Benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider, the Retirement Income Choice® 1.6 rider and the Transamerica Income Edge rider.
Guaranteed Period Options - The various guaranteed interest rate periods of the Fixed Account which we may offer and into which Premium Payments may be paid or amounts transferred when available.
Market Day - A day when the New York Stock Exchange is open for business.
Nonqualified Policy - A policy other than a Qualified Policy.
Owner (You, Your) - The person who may exercise all rights and privileges under the policy.
Policy Date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value - On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:
•	Premium Payments; minus
•	gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the Fixed Account; plus
•	accumulated gains in the Separate Account; minus
•	accumulated losses in the Separate Account; minus
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•	Service Charges, rider fees, premium taxes, transfer fees, and other charges, if any.
Policy Year - A Policy Year begins on the Policy Date and on each anniversary thereafter.
Premium Payment - An amount paid to us by the Owner or on the Owner's behalf as consideration for the benefits provided by the policy.
Qualified Policy - A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
Separate Account - Separate Account VA B and Separate Account VA BNY, Separate Accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value - The portion of the Policy Value that is invested in the Separate Account.
Service Charge - An annual charge on each policy anniversary (and a charge at the time of surrender during any Policy Year) for policy maintenance and related administrative expenses.
Subaccount - A subdivision within the Separate Account, the assets of which are invested in a specified underlying fund portfolio.
Surrender Charge - A percentage of each Premium Payment that depends upon the length of time from the date of each Premium Payment. The Surrender Charge is assessed on full or partial surrenders from the policy. A Surrender Charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
Surrender Charge Free Amount - The amount that can be withdrawn each Policy Year without incurring any Surrender Charges. Please see “EXPENSES – Surrender Charges” for more explanation.
Valuation Period - The period of time from one determination of Accumulation Unit values and Annuity Unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each Business Day.
Variable Annuity Payments - Payments made pursuant to an Annuity Payment Option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified Subaccounts within the Separate Account.
Written Notice - Written Notice, signed by the Owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
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In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the Owner upon issuance of the policy after completion of an Enrollment Form and delivery of the initial Premium Payment. While the Annuitant is living, the Owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary; and of Your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the Owner predeceases the Annuitant and no joint Owner, primary Beneficiary, or contingent Beneficiary is alive or in existence on the date of death, the Owner's estate will become the new Owner. If no probate estate is opened because the Owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The Owner may change the ownership of the policy in a Written Notice. When this change takes effect, all rights of ownership in the policy will pass to the new Owner. A change of ownership may have tax consequences.
When there is a change of Owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the Owner signs the Written Notice, subject to any payment we have made or action we have taken before recording the change. Changing the Owner does not change the designation of the Beneficiary or the Annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if we discover a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the Annuitant’s or Owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the Annuitant and/or Owner has been misstated, we will change the payment associated with any benefits payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, Beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest specified in Your policy, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant or Owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the Annuity Commencement Date, You may reallocate the value of a designated number of Annuity Units of a Subaccount then credited to a policy into an equal value of Annuity Units of one or more other Subaccounts or the Fixed Account. The reallocation shall be based on the relative value of the Annuity Units of the account(s) or Subaccount(s) at the end of the Market Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the account or Subaccount from which the transfer is being made. If the monthly income of the
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Annuity Units remaining in an account or Subaccount after a reallocation is less than $10, we reserve the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of Annuity Units may be made up to four times in any given Policy Year.
After the Annuity Commencement Date, no transfers may be made from the Fixed Account to the Separate Account.
Annuity Payment Options
During the lifetime of the Annuitant and before the Annuity Commencement Date, the Owner may choose an Annuity Payment Option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the Annuity Commencement Date (elections less than 30 days require prior approval). If no election is made before the Annuity Commencement Date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. The default options may be restricted with respect to Qualified Policies.
The person who elects an Annuity Payment Option can also name one or more Beneficiaries to receive any unpaid, guaranteed amount at the death of the Annuitant. Naming these Beneficiaries cancels any prior choice of a Beneficiary.
A payee who did not elect the Annuity Payment Option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor Annuity Payment Options, the adjusted age is the Annuitant's actual age nearest birthday, on the Annuity Commencement Date, adjusted as described in Your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional Variable Annuity Payments will vary based on the investment performance of the Subaccount(s) of the Separate Account selected by the Annuitant or Beneficiary. For certain Qualified Policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the Annuitant.
Determination of Additional Variable Payments. All Variable Annuity Payments other than the first are calculated using Annuity Units which are credited to the policy. The number of Annuity Units to be credited in respect of a particular Subaccount is determined by dividing that portion of the first variable annuity payment attributable to that Subaccount by the Annuity Unit value of that Subaccount on the Annuity Commencement Date. The number of Annuity Units of each particular Subaccount credited to the policy then remains fixed, assuming no transfers to or from that Subaccount occur. The dollar value of variable Annuity Units in the chosen Subaccount will increase or decrease reflecting the investment experience of the chosen Subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each particular Subaccount credited to the policy by the Annuity Unit value for the particular Subaccount on the date the payment is made.
Death Benefit
Due proof of death of the Annuitant is proof that the Annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the Annuitant dies after the Annuity Commencement Date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the Beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the Owner preventing such election.
If an Owner is not an Annuitant, and dies prior to the Annuity Commencement Date, the new Owner may surrender the policy at any time for the amount of the Cash Value. If the new Owner is not the deceased Owner's spouse, the Cash Value must be distributed within five years after the date of the deceased Owner's death, or be used to provide payments to a designated Beneficiary
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within one year of such Owner’s death that will be made for life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the sole new Owner is the deceased Owner's surviving spouse, such spouse may elect to continue the policy as the new Owner instead of receiving the death benefit.
Beneficiary. The Beneficiary designation in the Enrollment Form will remain in effect until changed. The Owner may change the designated Beneficiary by sending us Written Notice. The Beneficiary's consent to such change is not required unless the Beneficiary was irrevocably designated or law requires consent. If an irrevocable Beneficiary dies, the Owner may then designate a new Beneficiary. The change will take effect as of the date the Owner signs the Written Notice, whether or not the Owner is living when we receive the notice. We will not be liable for any payment made before the Written Notice is received. If more than one Beneficiary is designated, and the Owner fails to specify their interests, they will share equally. If upon the death of the Annuitant there is a surviving Owner(s), the surviving Owner(s) automatically takes the place of any Beneficiary designation.
Death of Owner
Federal tax law requires that if any Owner (including any joint Owner who has become a current Owner) dies before the Annuity Commencement Date, then the entire value of the policy must generally be distributed within five years of the date of death of such Owner. Certain rules apply where (1) the spouse of the deceased Owner is the sole Beneficiary, (2) the Owner is not a natural person and the primary Annuitant dies or is changed, or (3) any Owner dies after the Annuity Commencement Date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to Qualified Policies.
Assignment
During the lifetime of the Annuitant You may assign any rights or benefits provided by the policy if Your policy is a Nonqualified Policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the Beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless You so direct by filing Written Notice with us, no Beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any Beneficiary's creditors.
Ownership under Qualified Policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each Premium Payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any Owner.
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INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of Accumulation Units and Annuity Units, and to determine annuity payment rates.
Accumulation Units
Allocations of a Premium Payment directed to a Subaccount are credited in the form of Accumulation Units. Each Subaccount has a distinct Accumulation Unit value. The number of units credited is determined by dividing the Premium Payment or amount transferred to the Subaccount by the Accumulation Unit value of the Subaccount as of the end of the Valuation Period during which the allocation is made. For each Subaccount, the Accumulation Unit value for a given Market Day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an Accumulation Unit.
Upon allocation to the selected Subaccount, Premium Payments are converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as next determined after the Premium Payment is received at the Administrative Office or, in the case of the initial Premium Payment, when the Enrollment Form is completed, whichever is later. The value of an Accumulation Unit for each Subaccount was arbitrarily established at $10 at the inception of each Subaccount. Thereafter, the value of an Accumulation Unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a Subaccount during a Valuation Period, is used to determine the value of an Accumulation Unit for the next subsequent Valuation Period. The net investment factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease, or remain the same from one Valuation Period to the next. You bear this investment risk. The net investment performance of a Subaccount and deduction of certain charges affect the Accumulation Unit value.
The net investment factor for any Subaccount for any Valuation Period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the Subaccount determined at the end of the current Valuation Period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the Subaccount if the ex-dividend date occurs during the current Valuation Period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the Valuation Period from the investment operations of the Subaccount;
D	is the net asset value per share of the shares held in the Subaccount determined as of the end of the immediately preceding Valuation Period; and
E	is an amount representing the Separate Account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current Valuation Period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding Valuation Period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

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Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The Accumulation Unit value for the immediately preceding Valuation Period.
Assume A = $X
B =	The net investment factor for the current Valuation Period.
Assume B = Y
Then, the Accumulation Unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of Variable Annuity Payments will vary with Annuity Unit values. Annuity unit values rise if the net investment performance of the Subaccount exceeds the Assumed Investment Return of 3% annually. Conversely, Annuity Unit values fall if the net investment performance of the Subaccount is less than the annual Assumed Investment Return. The value of a variable Annuity Unit in each Subaccount was established at $10 on the date operations began for that Subaccount. The value of a variable Annuity Unit on any subsequent Business Day is equal to A multiplied by B multiplied by C, where:
A	is the variable Annuity Unit value for the Subaccount on the immediately preceding Market Day;
B	is the net investment factor for that Subaccount for the Valuation Period; and
C	is the Assumed Investment Return adjustment factor for the Valuation Period.
The Assumed Investment Return adjustment factor for the Valuation Period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The Valuation Period is the period from the close of the immediately preceding Market Day to the close of the current Market Day.
The net investment factor for the policy used to calculate the value of a variable Annuity Unit in each Subaccount for the Valuation Period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that Subaccount determined at the end of the current Valuation Period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that Subaccount if the ex-dividend date occurs during the Valuation Period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the Subaccount.
(ii)	is the net asset value of a fund share held in that Subaccount determined as of the end of the immediately preceding Valuation Period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that Subaccount.
The dollar amount of subsequent Variable Annuity Payments will depend upon changes in applicable Annuity Unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the Annuitant at the Annuity Commencement Date. The policy contains a table for determining the adjusted age of the Annuitant.
7

Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity Unit value for the immediately preceding Valuation Period.
Assume A = $X
B =	Net investment factor for the Valuation Period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual Assumed Investment Return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the Annuity Unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The Adjusted Policy Value as of the Annuity Commencement Date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of Adjusted Policy Value based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of Annuity Units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The Annuity Unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of Annuity Units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various Subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
8

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of Subaccount operations). These figures should not be interpreted to reflect actual historical performance of the Subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market Subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.
ES	=	Per unit expenses of the Subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market Subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date of the premium payment was made, not the policy value issue date.
9

We may also disclose the effective yield of the money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one Subaccount unit.
ES	=	Per unit expenses of the Subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the Subaccounts for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using Subaccount unit values which we calculate on each Market Day based on the performance of the Separate Account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of Subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of Subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
10

Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular Subaccount commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the various portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services and Moody's Investors Service. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the Separate Account or of the safety or riskiness of an investment in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the Separate Account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from Your checking account, or regular annuity payments we send to You) You may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
11

We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2020, and 2019 and 2018 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $72,620,619, $74,582,731 and $71,830,337,. During fiscal year 2020, and 2019 and 2018 the amounts paid to TCI in connection with all policies sold through Transamerica Financial Life Insurance Company separate account were $8,805,416, $21,740,383 and $20,350,014.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the Separate Account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the Annuity Commencement Date, You hold the voting interest in the selected portfolios. The number of votes that You have the right to instruct will be calculated separately for each Subaccount. The number of votes that You have the right to instruct for a particular Subaccount will be determined by dividing Your Policy Value in the Subaccount by the net asset value per share of the corresponding portfolio in which the Subaccount invests. Fractional shares will be counted.
After the Annuity Commencement Date, You have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable Subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that You have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending You, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which You, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same Subaccount.
Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the Separate Account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the Subaccounts. The assets of each of the Subaccounts are segregated and held separate and apart from the assets of the other Subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the Subaccounts. Additional protection for the assets of the Separate Account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
12

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The statutory-basis financial statements and supplementary information of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The financial statements of each of the subaccounts of Separate Account VA B and Separate Account VA BNY included in Form N-VPFS dated April 21, 2021 have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, please refer to the instruments filed with the SEC.
FINANCIAL STATEMENTS
Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the audited financial statements and schedules of the Separate Account are located in the Statement of Additional Information (SAI).
Separate Account
The values of Your interest in the Separate Account will be affected solely by the investment results of the selected Subaccount(s). The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of Accumulation Units outstanding for the total Separate Account expenses listed therein (including any applicable fund facilitation fees) for each Subaccount available on December 31, 2020.
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.591350 $11.754084 $12.840085 $11.351436 $11.109585 $11.211641 $10.700276 $10.000000	$14.525737 $13.591350 $11.754084 $12.840085 $11.351436 $11.109585 $11.211641 $10.700276	867.419 867.517 867.634 867.744 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.028259 $14.879218 $16.123955 $13.869339 $12.738505 $12.813021 $11.960652 $10.000000	$18.108206 $18.028259 $14.879218 $16.123955 $13.869339 $12.738505 $12.813021 $11.960652	1,203.342 1,209.997 5,611.267 5,690.067 6,866.873 6,424.944 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.259873 $12.880175 $13.817845 $12.164015 $11.375752 $11.479805 $11.145519 $10.000000	$16.770694 $15.259873 $12.880175 $13.817845 $12.164015 $11.375752 $11.479805 $11.145519	6,439.517 6,540.686 3,515.987 16,060.536 6,577.298 5,663.634 11,907.910 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.166309 $9.512625 $9.805075 $9.677889 $9.619219 $9.816105 $9.540899 $10.000000	$10.902334 $10.166309 $9.512625 $9.805075 $9.677889 $9.619219 $9.816105 $9.540899	7,002.414 892.667 1,968.460 2,315.813 2,753.438 75.330 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.794085 $17.053148 $17.495471 $13.953462 $13.039953 $12.486969 $11.775513 $10.000000	$32.391762 $21.794085 $17.053148 $17.495471 $13.953462 $13.039953 $12.486969 $11.775513	7,103.014 7,199.374 2,703.956 4,991.421 3,818.213 1,730.216 1,587.796 363.553	0.000 296.669 377.405 511.962 578.696 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.633693 $15.927492 $16.596783 $13.875894 $12.731033 $12.840468 $11.876212 $10.000000	$21.786305 $19.633693 $15.927492 $16.596783 $13.875894 $12.731033 $12.840468 $11.876212	1,658.849 1,371.111 4,151.241 6,342.683 4,736.624 4,029.143 1,202.372 220.186	0.000 299.581 381.109 516.986 584.374 0.000 0.000 0.000
14

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.252104 $11.035263 $13.001045 $10.066536 $9.948674 $10.662829 $11.208331 $10.000000	$14.760345 $13.252104 $11.035263 $13.001045 $10.066536 $9.948674 $10.662829 $11.208331	5,870.407 3,359.975 0.000 1,356.263 226.348 227.409 303.330 304.826	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.951121 $13.111441 $13.999539 $12.299288 $11.728514 $11.922483 $11.055665 $10.000000	$19.095024 $15.951121 $13.111441 $13.999539 $12.299288 $11.728514 $11.922483 $11.055665	11,640.302 8,766.326 5,873.064 10,369.927 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.998031 $14.764239 $16.135679 $13.538075 $12.819798 $13.024664 $11.900768 $10.000000	$24.252219 $18.998031 $14.764239 $16.135679 $13.538075 $12.819798 $13.024664 $11.900768	2,337.697 5,525.021 4,393.219 6,506.031 7,424.491 7,971.615 4,747.222 592.324	0.000 151.424 192.632 261.312 295.374 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.138836 $13.367312 $16.003053 $13.543837 $12.344767 $12.802693 $12.318322 $10.000000	$18.645795 $16.138836 $13.367312 $16.003053 $13.543837 $12.344767 $12.802693 $12.318322	2,936.907 5,426.942 1,243.470 2,803.855 3,826.817 4,022.973 4,025.953 436.161	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.397866 $11.714373 $14.487533 $12.410653 $11.586377 $12.210010 $11.694967 $10.000000	$16.303426 $15.397866 $11.714373 $14.487533 $12.410653 $11.586377 $12.210010 $11.694967	0.000 0.000 0.000 927.525 924.075 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.754668 $11.281950 $12.350480 $10.952466 $10.553741 $10.935350 $10.638836 $10.000000	$13.242993 $12.754668 $11.281950 $12.350480 $10.952466 $10.553741 $10.935350 $10.638836	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.209732 $9.519685 $9.989111	$12.357542 $11.209732 $9.519685	0.000 0.000 0.000	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.991839 $10.734187 $11.257156 $10.711362 $9.501685 $10.129161 $9.974176 $10.000000	$12.304268 $11.991839 $10.734187 $11.257156 $10.711362 $9.501685 $10.129161 $9.974176	367.853 2,019.965 2,205.044 6,818.989 4,130.259 2,682.018 6,672.856 81.067	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
15

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.035186 $13.238319 $15.294716 $13.435746 $11.961213 $12.689079 $11.564972 $10.000000	$14.524867 $16.035186 $13.238319 $15.294716 $13.435746 $11.961213 $12.689079 $11.564972	740.152 1,032.069 1,358.952 1,483.883 1,757.274 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.591629 $9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$10.216281 $9.591629 $9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	3,673.798 397.833 843.307 2,664.402 3,714.895 2,599.578 2,624.120 0.000	22,153.978 0.000 0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.591629 $9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$10.216281 $9.591629 $9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	0.000 0.000 0.000 0.000 7,418.147 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.857272 $10.268296 $11.124577 $9.900717 $9.491668 $9.999452	$12.121187 $11.857272 $10.268296 $11.124577 $9.900717 $9.491668	19,031.775 20,460.215 28,520.235 11,930.135 11,705.767 3,644.894	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.375636 $9.292825 $10.573491 $9.716300 $9.870653 $10.158628 $9.147694 $10.000000	$11.093709 $11.375636 $9.292825 $10.573491 $9.716300 $9.870653 $10.158628 $9.147694	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$8.978662 $9.005322 $9.111758 $9.294840 $9.481595 $9.672635 $9.867524 $10.000000	$8.822520 $8.978662 $9.005322 $9.111758 $9.294840 $9.481595 $9.672635 $9.867524	10,470.211 199.941 423.827 508.421 534.563 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.559847 $10.245966 $10.938439 $10.188799 $10.191264 $10.440900 $10.110268 $10.000000	$12.402037 $11.559847 $10.245966 $10.938439 $10.188799 $10.191264 $10.440900 $10.110268	0.000 0.000 0.000 0.000 741.614 1,903.728 819.169 826.866	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.140004 $10.673613 $11.183885 $10.110246 $9.998361	$13.056720 $12.140004 $10.673613 $11.183885 $10.110246	1,588.788 1,788.512 1,815.948 1,842.428 0.000	0.000 217.594 223.483 229.333 540.487
16

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.069221 $11.085326 $11.770769 $10.179177 $9.998361	$14.124862 $13.069221 $11.085326 $11.770769 $10.179177	2,976.970 969.976 970,107 970.229 0.000	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.269099 $11.685225 $12.593255 $10.425324 $9.998361	$15.368521 $14.269099 $11.685225 $12.593255 $10.425324	0.000 0.000 0.000 1,055.169 0.000	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.844177 $11.194843 $11.949711 $10.915298 $10.614233 $10.842138 $10.527416 $10.000000	$14.250243 $12.844177 $11.194843 $11.949711 $10.915298 $10.614233 $10.842138 $10.527416	1,812.715 1,812.919 6,940.640 14,364.159 22,060.698 22,426.368 13,741.737 8,216.815	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.275826 $9.830054 $12.224169 $9.820312 $10.031546 $10.259096 $11.065013 $10.000000	$14.509721 $12.275826 $9.830054 $12.224169 $9.820312 $10.031546 $10.259096 $11.065013	767.893 1,184.494 1,650.493 2,801.671 1,251.438 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.481255 $12.969905 $13.242014 $11.572264 $11.338348 $11.553260 $10.930754 $10.000000	$17.346771 $15.481255 $12.969905 $13.242014 $11.572264 $11.338348 $11.553260 $10.930754	4,870.814 2,485.368 7,097.284 3,913.745 4,446.074 4,920.351 343.980 137.441	0.000 177.423 225.706 306.178 346.088 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.374776 $13.002189 $13.462572 $10.667907 $11.139420 $11.995798 $12.270186 $10.000000	$20.255072 $17.374776 $13.002189 $13.462572 $10.667907 $11.139420 $11.995798 $12.270186	911.304 911.407 911.530 1,896.459 870.881 819.530 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.786999 $10.590178 $11.288558 $10.230430 $10.005840 $10.431669 $10.438955 $10.000000	$12.853156 $11.786999 $10.590178 $11.288558 $10.230430 $10.005840 $10.431669 $10.438955	2,197.997 5,873.926 5,936.380 3,727.012 3,882.503 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 10,323.211
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.106830 $12.245108 $13.991627 $11.476354 $11.063534 $11.531143 $11.484188 $10.000000	$18.414865 $15.106830 $12.245108 $13.991627 $11.476354 $11.063534 $11.531143 $11.484188	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
17

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.762314 $11.720903 $12.903682 $11.016039 $10.576565 $11.069107 $11.022930 $10.000000	$15.468100 $13.762314 $11.720903 $12.903682 $11.016039 $10.576565 $11.069107 $11.022930	1,424.671 1,992.186 3,550.179 5,181.593 1,578.649 1,986.965 18,439.491 204.597	0.000 195.236 200.233 201.289 497.726 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.694084 $11.147101 $12.016376 $10.556675 $10.231557 $10.703314 $10.641818 $10.000000	$13.970447 $12.694084 $11.147101 $12.016376 $10.556675 $10.231557 $10.703314 $10.641818	64,863.108 65,797.517 69,391.671 47,909.403 41,113.673 42,229.651 56,461.426 16,686.054	0.000 0.000 0.000 0.000 0.000 0.000 0.000 10,180.865
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.216952 $9.628532 $9.833110 $9.699460 $9.695105 $9.857938 $9.568838 $10.000000	$10.732252 $10.216952 $9.628532 $9.833110 $9.699460 $9.695105 $9.857938 $9.568838	2,453.333 3,724.663 4,612.199 4,927.948 5,130.765 0.000 0.000 0.000	0.000 127.949 1,034.852 1,047.722 1,138.779 901.853 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.398999 $15.143496 $16.480659 $13.915519 $12.775071 $13.079512 $11.708139 $10.000000	$22.791447 $19.398999 $15.143496 $16.480659 $13.915519 $12.775071 $13.079512 $11.708139	1,101.858 867.846 0.000 0.000 822.822 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.555802 $10.024106 $11.610713 $9.750970 $9.841456 $10.233246 $10.522939 $10.000000	$12.974104 $11.555802 $10.024106 $11.610713 $9.750970 $9.841456 $10.233246 $10.522939	0.000 0.000 1,332.193 1,505.648 1,965.908 7,138.794 4,240.944 725.569	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.447107 $13.317436 $15.457693 $13.931721 $12.436753 $13.072133 $11.597940 $10.000000	$16.288149 $16.447107 $13.317436 $15.457693 $13.931721 $12.436753 $13.072133 $11.597940	0.000 289.342 3,776.648 3,762.436 5,455.894 4,648.338 3,386.022 0.000	0.000 149.603 190.315 258.168 291.820 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.558025 $10.536234 $11.104101 $10.439813 $10.221678 $10.470186 $10.050472 $10.000000	$12.700342 $11.558025 $10.536234 $11.104101 $10.439813 $10.221678 $10.470186 $10.050472	0.000 3,695.790 3,745.217 9,631.801 14,541.061 4,518.188 9,717.412 4,731.853	5,100.820 4,001.259 3,820.699 2,840.653 815.912 851.118 0.000 10,620.005
18

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.901111 $10.461207 $11.039653 $10.194933 $10.470428 $10.908462 $10.258624 $10.000000	$11.601447 $11.901111 $10.461207 $11.039653 $10.194933 $10.470428 $10.908462 $10.258624	0.000 3,600.966 4,521.953 19,972.175 21,584.546 11,306.601 7,219.733 869.397	0.000 221.908 1,448.535 1,482.317 1,778.196 1,239.049 0.000 10,458.079
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.407284 $10.834658 $11.603851 $10.456470 $10.773620 $11.325279 $10.680532 $10.000000	$11.898118 $12.407284 $10.834658 $11.603851 $10.456470 $10.773620 $11.325279 $10.680532	0.000 2,770.695 4,835.354 6,402.510 7,209.680 3,921.751 1,918.768 140.573	0.000 0.000 1,156.550 1,196.964 1,230.940 1,199.251 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$12.826388 $11.384399 $11.703863 $11.227737	$13.572352 $12.826388 $11.384399 $11.703863	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.357968 $10.901814 $11.653073 $10.449462 $10.303895 $10.701436 $10.442550 $10.000000	$12.620688 $12.357968 $10.901814 $11.653073 $10.479462 $10.303895 $10.701436 $10.442550	0.000 30,064.953 70,702.793 56,440.183 60,117.537 55,187.371 15,615.370 7,279.588	5,304.281 4,081.137 2,961.668 2,118.936 260.331 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.811071 $10.740303 $11.367219 $10.443991 $10.237170 $10.516279 $10.194356 $10.000000	$12.145927 $11.811071 $10.740303 $11.367219 $10.443991 $10.237170 $10.516279 $10.194356	0.000 2,320.153 17,501.826 22,098.596 23,238.058 11,492.366 815.618 823.282	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.359553 $11.413962 $12.543781 $10.801234 $10.527299 $11.131179 $10.922306 $10.000000	$13.647168 $13.359553 $11.413962 $12.543781 $10.801234 $10.527299 $11.131179 $10.922306	5,347.800 5,142.149 7,326.369 16,513.897 15,471.686 13,691.621 8,488.078 3,027.932	0.000 0.000 0.000 21,458.457 21,831.589 22,230.640 22,601.082 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.380871 $11.512131 $12.075550 $11.118740 $10.889571 $11.481729 $10.841461 $10.000000	$15.782337 $13.380871 $11.512131 $12.075550 $11.118740 $10.889571 $11.481729 $10.841461	4,896.495 987.275 1,597.306 2,101.879 1,319.852 2,408.214 530.539 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.075264 $21.545095 $20.653699 $14.706446 $15.387895 $14.085816 $13.584149 $10.000000	$55.539330 $26.075264 $21.545095 $20.653699 $14.706446 $15.387895 $14.085816 $13.584149	9,597.621 4,375.545 4,217.840 5,983.458 6,318.014 6,609.861 2,054.257 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
19

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.256620 $10.610471 $11.719020 $10.533775 $10.277358 $10.615269 $10.653324 $10.000000	$14.217080 $12.256620 $10.610471 $11.719020 $10.533775 $10.277358 $10.615269 $10.653324	8,452.860 16,007.793 9,897.337 1,952.247 1,513.068 1,037.640 853.851 154.086	0.000 287.090 365.221 495.434 560.012 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.336924 $9.193437 $10.169694 $9.221302 $9.372257 $9.900643 $9.998356	$10.789601 $10.336924 $9.193437 $10.169694 $9.221302 $9.372257 $9.900643	0.000 1,267.665 1,324.111 1,320.229 1,292.287 1,289.919 0.000	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.336924 $9.193437 $10.169694 $9.221302 $9.372257 $10.221534	$10.789601 $10.336924 $9.193437 $10.169694 $9.221302 $9.372257	N/A	0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$10.933311 $9.224462 $10.990334 $9.998233	$11.536718 $10.933311 $9.224462 $10.990334	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.160039 $12.729843 $13.516019 $12.114347 $11.481522 $11.720834 $10.821553 $10.000000	$17.178561 $15.160039 $12.729843 $13.516019 $12.114347 $11.481522 $11.720834 $10.821553	0.000 171,437.309 200,767.557 207,607.674 223,316.603 65,415.663 13,119.061 0.000	3,745.257 3,802.547 3,861.354 3,918.912 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.749440 $10.868527 $11.915993 $10.849909 $10.503387 $10.995509 $10.402930 $10.000000	$13.604124 $12.749440 $10.868527 $11.915993 $10.849909 $10.503387 $10.995509 $10.402930	0.000 1,184.032 8,396.544 16,544.904 19,246.318 19,165.359 9,886.033 2,467.270	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.364677 $10.729662 $11.541701 $10.665534 $10.364472 $10.798112 $10.132325 $10.000000	$13.318775 $12.364677 $10.729662 $11.541701 $10.665534 $10.364472 $10.798112 $10.132325	532.025 528.035 605.974 607.012 66.454 67.904 0.000 0.000	4,813.286 3,793.303 3,620.588 2,750.014 802.522 833.462 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.243878 $11.115395 $12.284934 $10.914140 $10.616795 $11.219019 $10.757765 $10.000000	$14.161849 $13.243878 $11.115395 $12.284934 $10.914140 $10.616795 $11.219019 $10.757765	9,383.785 13,983.244 11,761.571 5,840.877 4,418.622 3,528.776 503.364 292.601	0.000 0.000 1,111.927 1,131.771 1,198.515 1,211.521 0.000 0.000
20

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.108141 $9.529206 $9.822886 $9.575956 $9.532978 $9.675483 $9.460432 $10.000000	$10.641753 $10.108141 $9.529206 $9.822886 $9.575956 $9.532978 $9.675483 $9.460432	7,171.073 5,403.188 8,305.985 16,306.599 17,082.277 2,848.335 1,520.942 0.000	0.000 438.190 521.506 662.540 886.871 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.000732 $8.486505 $8.794863 $8.699662 $8.549785 $8.979971 $8.862005 $10.000000	$9.589534 $9.000732 $8.486505 $8.794863 $8.699662 $8.549785 $8.979971 $8.862005	2,364.553 2,377.630 83.880 881,973. 853.240 993.203 802.137 0.000	0.000 145.656 1,152.612 1,176.759 1,277.199 1,017.579 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.266755 $10.333466 $10.857075 $9.915835 $9.854655 $10.296821 $10.139188 $10.000000	$11.778420 $11.266755 $10.333466 $10.857075 $9.915835 $9.854655 $10.296821 $10.139188	0.000 0.000 0.000 0.000 740.248 777.955 817.661 825.344	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.796836 $10.807865 $11.725266 $9.942588 $9.947237 $10.857726 $10.730995 $10.000000	$11.322969 $11.796836 $10.807865 $11.725266 $9.942588 $9.947237 $10.857726 $10.730995	0.000 716.299 2,000.621 1,452.977 2,339.147 1,229.597 695.512 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.481375 $10.540281 $11.222243 $9.916596 $9.900223 $10.551556 $10.389003 $10.000000	$11.619499 $11.481375 $10.540281 $11.222243 $9.916596 $9.900223 $10.551556 $10.389003	0.000 0.000 2,555.197 27,658.957 35,228.770 34,628.474 29,956.423 8,800.497	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.236136 $8.925723 $9.969631	$9.972636 $10.236136 $8.925723	0.000 0.000 0.000	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.291228 $10.374435 $11.157940 $9.998233	$15.346985 $13.291228 $10.374435 $11.157940	45,555.633 26,621.748 0.000 0.000	0.000 16,071.278 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.849041 $13.758017 $15.886441 $14.060907 $11.873751 $12.454065 $12.108297 $10.000000	$17.133079 $16.849041 $13.758017 $15.886441 $14.060907 $11.873751 $12.454065 $12.108297	2,388.904 555.753 3,594.973 8,387.507 5,833.609 5,106.327 3,424.076 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
21

B-Share — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.523941 $15.815777 $17.404338 $14.550591 $13.372482 $13.354847 $12.823910 $10.000000	$24.805681 $20.523941 $15.815777 $17.404338 $14.550591 $13.372482 $13.354847 $12.823910	1,589.878 1,837.663 3,548.243 8,611.188 9,276.945 8,411.848 4,065.451 212.280	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.950154 $10.097624 $12.221146 $10.164157 $10.290106 $10.389993 $11.202665 $10.000000	$12.439952 $11.950154 $10.097624 $12.221146 $10.164157 $10.290106 $10.389993 $11.202665	3,682.966 3,703.334 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.039512 $16.827719 $17.175435 $13.596977 $13.527175 $12.944696 $11.915368 $10.000000	$30.925767 $23.039512 $16.827719 $17.175435 $13.596977 $13.527175 $12.944696 $11.915368	3,866.277 4,250.797 715.093 715.183 0.000 3,493.100 3,536.420 450.670	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.773852 $11.888126 $12.960404 $11.434995 $11.169052 $11.249123 $10.714594 $10.000000	$14.750276 $13.773852 $11.888126 $12.960404 $11.434995 $11.169052 $11.249123 $10.714594	0.000 0.000 0.000 0.000 0.000 11,865.812 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.269968 $15.048622 $16.274783 $13.971240 $12.806556 $12.855778 $11.976631 $10.000000	$18.387716 $18.269968 $15.048622 $16.274783 $13.971240 $12.806556 $12.855778 $11.976631	1,557.161 15,415.217 15,429.660 21,748.648 24,844.814 14,301.697 13,827.395 4,331.447	4,191.835 4,191.835 2,439.579 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.464726 $13.027006 $13.947272 $12.253509 $11.436637 $11.518177 $11.160418 $10.000000	$17.029826 $15.464726 $13.027006 $13.947272 $12.253509 $11.436637 $11.518177 $11.160418	25,701.998 13,383.581 31,586.307 88,354.949 35,802.957 18,326.340 8,246.735 152.460	560,715.828 560,758.383 561,184.470 12,692.481 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.302816 $9.621095 $9.896953 $9.749111 $9.670708 $9.848929 $9.553666 $10.000000	$11.070814 $10.302816 $9.621095 $9.896953 $9.749111 $9.670708 $9.848929 $9.553666	6,839.659 8,355.856 15,381.689 15,582.104 11,073.300 9,282.313 381.241 471.185	19,399.090 18,874.979 20,485.945 19,447.480 0.000 0.000 0.000 0.000
22

B-Share — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.086607 $17.247523 $17.659319 $14.056097 $13.109731 $12.528705 $11.791250 $10.000000	$32.892109 $22.086607 $17.247523 $17.659319 $14.056097 $13.109731 $12.528705 $11.791250	63,102.661 56,256.652 54,303.826 64,479.597 5,024.110 8,338.113 3,063.480 1,912.517	17,342.794 20,010.337 17,474.864 16,197.459 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.897247 $16.109048 $16.752224 $13.977966 $12.799159 $12.883378 $11.892090 $10.000000	$22.122939 $19.897247 $16.109048 $16.752224 $13.977966 $12.799159 $12.883378 $11.892090	24,544.456 22,161.021 29,691.802 37,108.970 9,602.412 14,489.043 7,902.747 1,747.381	361,122.705 361,700.374 362,012.297 14,859.985 423.089 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.430010 $11.161064 $13.122797 $10.140575 $10.001902 $10.698457 $11.223302 $10.000000	$14.988430 $13.430010 $11.161064 $13.122797 $10.140575 $10.001902 $10.698457 $11.223302	10,453.769 12,212.339 11,941.648 15,852.031 3,366.127 2,143.227 251.122 277.677	20,806.953 20,092.690 19,856.794 16,575.259 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.164991 $13.260727 $14.130516 $12.389673 $11.791188 $11.962278 $11.070441 $10.000000	$19.389759 $16.164991 $13.260727 $14.130516 $12.389673 $11.791188 $11.962278 $11.070441	22,839.611 14,012.489 2,786,938 30,549.214 4,755.113 5,040.129 5,195.276 3,285.337	4,884.525 4,901.951 4,960.212 1,187.111 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.252764 $14.932353 $16.286641 $13.637560 $12.888285 $13.068125 $11.916668 $10.000000	$24.626551 $19.252764 $14.932353 $16.286641 $13.637560 $12.888285 $13.068125 $11.916668	24,020.232 30,950.941 28,322.916 43,830.579 42,771.853 39,128.183 35,539.665 14,363.322	2,280.330 2,771.913 2,854.152 2,961.154 214.530 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.355279 $13.519555 $16.152811 $13.643395 $12.410750 $12.845429 $12.334784 $10.000000	$18.933665 $16.355279 $13.519555 $16.152811 $13.643395 $12.410750 $12.845429 $12.334784	15,176.828 20,539.714 19,547.720 36,697.651 22,125.645 25,385.042 22,439.977 8,480.263	5,907.060 6,657.508 6,108.675 6,395.844 880.330 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.604338 $11.847780 $14.623084 $12.501863 $11.648287 $12.250759 $11.710594 $10.000000	$16.555110 $15.604338 $11.847780 $14.623084 $12.501863 $11.648287 $12.250759 $11.710594	10,691.830 10,463.852 10,789.971 12,430.374 4,992.012 1,065.774 1,526.481 0.000	3,790.587 4,205.237 1,945.836 2,041.511 236.798 0.000 0.000 0.000
23

B-Share — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.925965 $11.410608 $12.466210 $11.033083 $10.610211 $10.971900 $10.653070 $10.000000	$13.447746 $12.925965 $11.410608 $12.466210 $11.033083 $10.610211 $10.971900 $10.653070	0.000 0.000 0.000 0.000 11,206.254 13,707.898 14,233.422 7,235.842	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.247224 $9.532471 $9.989166	$12.423684 $11.247224 $9.532471	0.000 0.000 0.000	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.152603 $10.856397 $11.362471 $10.790061 $9.552449 $10.162971 $9.987520 $10.000000	$12.494172 $12.152603 $10.856397 $11.362471 $10.790061 $9.552449 $10.162971 $9.987520	2,344.225 8,937.892 11,012.793 25,950.847 19,128.031 16,447.516 27,101.783 4,064.929	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.250220 $13.389068 $15.437813 $13.534479 $12.025132 $12.731430 $11.580431 $10.000000	$14.749132 $16.250220 $13.389068 $15.437813 $13.534479 $12.025132 $12.731430 $11.580431	2,093.149 11,204.051 12,721.411 33,005.576 23,128.165 13,959.375 16,273.241 4,967.437	8,399.561 9,081.680 8,824.427 2,059.922 760.220 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.720225 $9.305976 $9.474663 $9.423883 $9.581167 $9.772362 $9.528560 $10.000000	$10.373960 $9.720225 $9.305976 $9.474663 $9.423883 $9.581167 $9.772362 $9.528560	0.000 3,078.026 3,519.005 17,491.987 507,084.822 0.000 741.059 8,076.449	0.000 0.000 0.000 22,587.215 57,017.376 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.720225 $9.305976 $9.474663 $9.423883 $9.581167 $9.772362 $9.528560 $10.000000	$10.373960 $9.720225 $9.305976 $9.474663 $9.423883 $9.581167 $9.772362 $9.528560	16,722.938 0.000 83,305.661 49,348.361 113,642.241 91,443.796 4,299.717 0.000	0.000 0.000 3,359.198 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.968441 $10.343893 $11.183983 $9.933778 $9.504410 $9.999507	$12.259310 $11.968441 $10.343893 $11.183983 $9.933778 $9.504410	51,346.717 71,627.741 107,967.490 77,238.688 52,951.994 30,343.071	0.000 47,431.889 47,996.371 48,534.911 15,477.563 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.528139 $9.398636 $10.672416 $9.787693 $9.923400 $10.192537 $9.159931 $10.000000	$11.264943 $11.528139 $9.398636 $10.672416 $9.787693 $9.923400 $10.192537 $9.159931	2,168.377 2,252.976 1,975.244 3,932.577 5,264.193 5,817.102 5,934.670 2,240.413	994.798 824.519 846.377 796.298 0.000 0.000 0.000 0.000
24

B-Share — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.099061 $9.107870 $9.197022 $9.363151 $9.532261 $9.704926 $9.880721 $10.000000	$8.958708 $9.099061 $9.107870 $9.197022 $9.363151 $9.532261 $9.704926 $9.880721	185,863.326 82,527.872 21,829.518 74,519.276 90,320.584 105,315.784 66,208.368 22,602.782	0.000 182,832.673 0.000 58,850.292 6,517.067 475.807 4,108.463 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.714861 $10.362639 $11.040783 $10.263676 $10.245729 $10.475759 $10.123790 $10.000000	$12.593478 $11.714861 $10.362639 $11.040783 $10.263676 $10.245729 $10.475759 $10.123790	0.000 1,168.437 1,184.831 16,603.214 24,913.730 28,868.612 29,815.584 7,390.315	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.232194 $10.733202 $11.223746 $10.126103 $9.998525	$13.182182 $12.232194 $10.733202 $11.223746 $10.126103	25,552.642 52,912.315 32,027.795 23,345.274 21,861.770	0.000 0.000 0.000 2,146.474 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.168455 $11.147202 $11.812711 $10.195138 $9.998525	$14.260579 $13.168455 $11.147202 $11.812711 $10.195138	10,939.186 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.377428 $11.750446 $12.638121 $10.441661 $9.998525	$15.516181 $14.377428 $11.750446 $12.638121 $10.441661	0.000 103,191.433 103,191.433 103,191.433 89,335.542	0.000 30,879.496 30,879.496 30,879.496 10,983.636
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.016405 $11.322318 $12.061511 $10.995505 $10.670950 $10.878337 $10.541494 $10.000000	$14.470215 $13.016405 $11.322318 $12.061511 $10.995505 $10.670950 $10.878337 $10.541494	15,587.874 255,038.532 250,632.883 301,661.833 164,700.237 66,115.899 63,651.198 24,975.444	1,974.207 35,207.004 35,034.847 36,938.499 15,533.870 2,318.264 3,711.516 0.000
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.440424 $9.941992 $12.338529 $9.892478 $10.085141 $10.293337 $11.079791 $10.000000	$14.733682 $12.440424 $9.941992 $12.338529 $9.892478 $10.085141 $10.293337 $11.079791	1,792.066 7,413.506 12,791.515 13,875.590 7,029.312 1,969.992 2,526.244 275.543	174.169 194.871 116.117 195.276 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.688852 $13.117605 $13.365930 $11.657318 $11.398942 $11.591839 $10.945380 $10.000000	$17.614547 $15.688852 $13.117605 $13.365930 $11.657318 $11.398942 $11.591839 $10.945380	15,359.060 26,020.938 49,914.550 94,087.389 88,114.043 54,640.591 41,678.162 3,336.358	13,969.791 23,540.270 24,448.130 12,774.498 11,331.487 0.000 0.000 0.000
25

B-Share — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.607762 $13.150252 $13.588539 $10.746323 $11.198952 $12.035845 $12.286579 $10.000000	$20.567756 $17.607762 $13.150252 $13.588539 $10.746323 $11.198952 $12.035845 $12.286579	9,960.796 8,977.077 6,325.973 8,482.585 6,506.546 3,214.219 10,976.445 255.153	45,831.163 45,831.163 42,139.246 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.945100 $10.710809 $11.394205 $10.305619 $10.059318 $10.466505 $10.452911 $10.000000	$13.051606 $11.945100 $10.710809 $11.394205 $10.305619 $10.059318 $10.466505 $10.452911	15,616.732 34,936.405 39,961.404 60,124.726 44,278.283 14,091.467 10,688.100 5,056.012	121,359.526 126,629.121 137,094.745 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.309396 $12.384543 $14.122527 $11.560692 $11.122666 $11.569642 $11.499537 $10.000000	$18.699122 $15.309396 $12.384543 $14.122527 $11.560692 $11.122666 $11.569642 $11.499537	3,321.853 3,559.214 9,854.143 11,696.050 0.000 0.000 0.000 0.000	8,527.8536 11,111.347 11,044.445 7,902.108 473.461 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.946844 $11.854358 $13.024397 $11.096978 $10.633070 $11.106051 $11.037659 $10.000000	$15.706861 $13.946844 $11.854358 $13.024397 $11.096978 $10.633070 $11.106051 $11.037659	2,465.028 65,167.160 67,015.806 84,907.744 86,304.971 33,041.259 32,935.753 4,500.392	1,903.967 21,196.019 22,381.361 22,906.201 22,062.344 2,329.328 1,805.521 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.864289 $11.274026 $12.128797 $10.634252 $10.286238 $10.739051 $10.656047 $10.000000	$14.186072 $12.864289 $11.274026 $12.128797 $10.634252 $10.286238 $10.739051 $10.656047	82,746.413 129,684.455 138,924.616 155,890.350 221,098.354 180,089.955 168,079.545 65,007.147	12,776.755 12,864.916 12,921.412 44,090.086 19,741.272 20,836.062 20,439.582 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.353952 $9.738170 $9.925129 $9.770736 $9.746912 $9.890845 $9.581644 $10.000000	$10.897926 $10.353952 $9.738170 $9.925129 $9.770736 $9.746912 $9.890845 $9.581644	19,937.962 34,699.089 30,838.567 37,286.245 34,986.491 10,707.048 9,511.625 3,878.197	6,019.613 5,421.884 4,778.030 5,096.159 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.659085 $15.315914 $16.634834 $14.017762 $12.843324 $13.123160 $11.723788 $10.000000	$23.143237 $19.659085 $15.315914 $16.634834 $14.017762 $12.843324 $13.123160 $11.723788	6,045.017 111,109.255 114,593.214 137,979.694 44,652.143 3,197.173 2,734.505 0.000	0.000 11,552.390 11,552.390 11,552.390 4,161.098 0.000 0.000 0.000
26

B-Share — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.710725 $10.138222 $11.719310 $9.822602 $9.894014 $10.267388 $10.537000 $10.000000	$13.174339 $11.710725 $10.138222 $11.719310 $9.822602 $9.894014 $10.267388 $10.537000	9,952.910 23,704.699 22,401.722 23,222.441 34,365.785 15,317.720 14,542.729 6,093.615	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.667637 $13.469072 $15.602304 $14.034096 $12.503207 $13.115758 $11.613444 $10.000000	$16.539576 $16.667637 $13.469072 $15.602304 $14.034096 $12.503207 $13.115758 $11.613444	8,056.138 11,278.903 11,965.840 13,365.684 26,040.998 16,526.248 22,254.925 267.178	41,649.939 41,649.939 41,649.939 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.713022 $10.656215 $11.207997 $10.516532 $10.276298 $10.505147 $10.063916 $10.000000	$12.896401 $11.713022 $10.656215 $11.207997 $10.516532 $10.276298 $10.505147 $10.063916	650.456 82,044.260 98,914.257 112,019.739 49,908.168 42,534.769 27,934.339 20,504.516	4,246.529 4,359.459 4,412.797 12,033.375 9,206.985 10.072621 11,593.283 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.060736 $10.580363 $11.142982 $10.269881 $10.526393 $10.944883 $10.272344 $10.000000	$11.780579 $12.060736 $10.580363 $11.142982 $10.269881 $10.526393 $10.944883 $10.272344	1,662.226 17,224.217 34,653.742 56,715.323 56,578.421 44,724.436 29,051.497 6,628.803	771.161 730.329 719.484 740.476 12,092.468 11,934.129 12,164.394 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.573664 $10.958033 $11.712432 $10.533327 $10.831199 $11.363093 $10.694818 $10.000000	$12.081816 $12.573664 $10.958033 $11.712432 $10.533327 $10.831199 $11.363093 $10.694818	9,150.693 21,946.835 24,556.642 44,751.317 54,786.531 58,115.073 55,697.816 9,802.647	0.000 3,261.926 3,266.300 2,360.979 1,316.417 0.000 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$12.998369 $11.514023 $11.813372 $11.319715	$13.781863 $12.998369 $11.514023 $11.813372	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.523700 $11.025967 $11.762113 $10.556488 $10.358970 $10.737173 $10.456517 $10.000000	$12.815534 $12.523700 $11.025967 $11.762113 $10.556488 $10.358970 $10.737173 $10.456517	31,615.745 58,279.327 118,441.547 216,623.131 317,371.201 291,592.510 212,286.558 101,759.593	21,122.633 23,571.489 23,937.647 39,065.157 34,634.845 42,620.849 37,877.348 971.216
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.969466 $10.862616 $11.473604 $10.520758 $10.291886 $10.551390 $10.207988 $10.000000	$12.333432 $11.969466 $10.862616 $11.473604 $10.520758 $10.291886 $10.551390 $10.207988	0.000 6,736.683 9,046.094 19,330.583 23,283.810 19,609.577 25,014.437 12,570.890	95,747.675 95,747.675 95,747.674 0.000 0.000 0.000 0.000 0.000
27

B-Share — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.538671 $11.543917 $12.661132 $10.880608 $10.583552 $11.168337 $10.936911 $10.000000	$13.857815 $13.538671 $11.543917 $12.661132 $10.880608 $10.583552 $11.168337 $10.936911	0.000 18,284.841 20,810.100 60,677.849 175,002.982 199,652.808 223,924.540 28,988.939	26,143.440 26,138.336 26,147.941 5,247.237 0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.560305 $11.643226 $12.188550 $11.200456 $10.947764 $11.520054 $10.855960 $10.000000	$16.025929 $13.560305 $11.643226 $12.188550 $11.200456 $10.947764 $11.520054 $10.855960	9,643.018 1,519.507 1,545.523 7,289.256 11,962.606 10,822.691 9,599.887 810.391	0.000 0.000 0.000 0.000 11,251.680 11,482.822 11,662.698 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.424851 $21.790364 $20.846872 $14.814487 $15.470085 $14.132806 $13.602286 $10.000000	$56.396294 $26.424851 $21.790364 $20.846872 $14.814487 $15.470085 $14.132806 $13.602286	63,250.601 59,116.619 32,109.719 53,553.810 17,679.176 9,907.548 5,221.290 0.000	6,417.542 6,417.542 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.421002 $10.731314 $11.828711 $10.611226 $10.332322 $10.650738 $10.667568 $10.000000	$14.436573 $12.421002 $10.731314 $11.828711 $10.611226 $10.332322 $10.650738 $10.667568	7,797.191 115,003.468 119,516.116 126,280.456 65,450.886 21,977.923 19,748.511 6,190.356	21,366.098 32,029.358 32,465.082 15,309.581 11,911.332 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.443804 $9.269954 $10.233741 $9.260915 $9.393773 $9.903571 $9.998520	$10.922984 $10.443804 $9.269954 $10.233741 $9.260915 $9.393773 $9.903571	13,227.351 18,567.833 13,269.703 15,117.263 15,342.705 11,597.447 0.000	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.443804 $9.269954 $10.233741 $9.260915 $9.393773 $10.231316	$10.922984 $10.443804 $9.269954 $10.233741 $9.260915 $9.393773	N/A	0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$10.992009 $9.255455 $11.005089 $9.998397	$11.621865 $10.992009 $9.255455 $11.005089	4,897.480 4,293.434 2,758.632 2,226.302	9,692.332 9,692.332 9,692.332 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.363294 $12.874771 $13.642440 $12.203338 $11.542850 $11.759948 $10.836019 $10.000000	$17.443698 $15.363294 $12.874771 $13.642440 $12.203338 $11.542850 $11.759948 $10.836019	19,544.283 195,320.583 202,666.484 279,888.262 339,949.183 133,000.075 87,779.229 0.000	16,266.737 39,768.524 41,839.815 30,552.566 27,296.962 0.000 0.000 0.000
28

B-Share — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.920446 $10.992315 $12.027511 $10.929665 $10.559525 $11.032221 $10.416846 $10.000000	$13.814179 $12.920446 $10.992315 $12.027511 $10.929665 $10.559525 $11.032221 $10.416846	3,108.954 3,441.180 4,408.711 15,828.741 28,453.062 26,077.682 27,956.945 5,423.042	0.000 908.598 922.466 932.175 952.332 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.530512 $10.851873 $11.649715 $10.743933 $10.419871 $10.834166 $10.145879 $10.000000	$13.524403 $12.530512 $10.851873 $11.649715 $10.743933 $10.419871 $10.834166 $10.145879	629.911 5,214.793 5,291.110 7,196.517 14,761.824 9,448.087 1,392.598 358.004	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.421486 $11.241982 $12.399897 $10.994362 $10.673538 $11.256470 $10.772150 $10.000000	$14.380481 $13.421486 $11.241982 $12.399897 $10.994362 $10.673538 $11.256470 $10.772150	9,166.208 20,528.792 11,844.369 27,057.429 37,429.096 27,907.323 27,711.990 9,269.394	631.322 2,897.474 2,917.264 2,010.573 369.069 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.243683 $9.637723 $9.914817 $9.646346 $9.583929 $9.707797 $9.473086 $10.000000	$10.806024 $10.243683 $9.637723 $9.914817 $9.646346 $9.583929 $9.707797 $9.473086	9,801.458 29,796.766 34,117.758 46,087.742 59,186.163 32,378.785 27,816.788 9,777.615	0.000 547.491 568.541 538.595 519.475 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.121445 $8.583155 $8.877169 $8.763603 $8.855474 $9.009960 $8.873867 $10.000000	$9.737572 $9.121445 $8.583155 $8.877169 $8.763603 $8.595474 $9.009960 $8.873867	16,268.738 14,817.360 15,508.969 20,704.905 7,553.481 7,853.611 8,166.022 2,331.288	142,700.425 142,700.425 142,700.425 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.417851 $10.451148 $10.958687 $9.988730 $9.907344 $10.331214 $10.152759 $10.000000	$11.960266 $11.417851 $10.451148 $10.958687 $9.988730 $9.907344 $10.331214 $10.152759	0.000 0.000 2,159.770 2,191.315 8,208.022 8,570.417 6,900.479 9,031.877	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.955025 $10.930946 $11.834983 $10.015665 $10.000404 $10.893974 $10.745339 $10.000000	$11.497771 $11.955025 $10.930946 $11.834983 $10.015665 $10.000404 $10.893974 $10.745339	0.000 22,049.864 24,029.982 32,456.572 40,212.635 17,869.930 21,454.134 29,501.909	0.000 0.000 0.000 0.000 3,979.460 6,017.698 0.000 0.000
29

B-Share — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.635363 $10.660323 $11.327269 $9.989492 $9.953142 $10.586784 $10.402885 $10.000000	$11.798897 $11.635363 $10.660323 $11.327269 $9.989492 $9.953142 $10.586784 $10.402885	0.000 1,512.545 3,917.730 31,731.628 88,011.163 86,818.791 78,681.990 53,654.527	0.000 0.000 0.000 646.761 2,283.601 3,170.811 4,488.778 0.000
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.270381 $8.937706 $9.969686	$10.026026 $10.270381 $8.937706	0.000 0.000 0.000	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.362583 $10.409297 $11.172923 $9.998397	$15.460233 $13.362583 $10.409297 $11.172923	257,368.739 201,791.796 32,110.271 3,686.393	311,976.498 172,491.756 96,036.876 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.074934 $13.914662 $16.035052 $14.164221 $11.937189 $12.495628 $12.124463 $10.000000	$17.397509 $17.074934 $13.914662 $16.035052 $14.164221 $11.937189 $12.495628 $12.124463	21,119.265 23,739.847 24,027.665 50,719.933 24,039.952 25,116.193 25,834.120 4,290.941	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.799149 $15.995863 $17.567160 $14.657498 $13.443913 $13.399397 $12.841030 $10.000000	$25.188592 $20.799149 $15.995863 $17.567160 $14.657498 $13.443913 $13.399397 $12.841030	10,484.146 17,111.235 22,127.394 63,588.777 52,677.263 36,261.354 24,127.651 1,763.015	4,023.559 4,482.376 4,440.639 3,260.242 410.222 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.110424 $10.212630 $12.335506 $10.238868 $10.345101 $10.424676 $11.217635 $10.000000	$12.632016 $12.110424 $10.212630 $12.335506 $10.238868 $10.345101 $10.424676 $11.217635	3,610.927 6,614.793 7,786.684 10,233.267 16,253.226 11,244.849 11,223.599 4,320.053	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.348449 $17.019341 $17.336138 $13.696911 $13.599463 $12.987915 $11.931299 $10.000000	$31.403108 $23.348449 $17.019341 $17.336138 $13.696911 $13.599463 $12.987915 $11.931299	12,210.220 12,803.844 8,036.472 10,585.727 26,871.396 29,130.784 24,762.061 10,892.437	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.912276 $11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322 $10.000000	$14.920857 $13.912276 $11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
30

B-Share — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.453620 $15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638 $10.000000	$18.600449 $18.453620 $15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638	0.000 0.000 3,878.946 4,109.823 4,293.967 4,496.442 0.000 0.000	1,871.895 1,871.895 1,872.019 1,872.159 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.620233 $13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618 $10.000000	$17.226888 $15.620233 $13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618	2,196.507 3,692.190 3,694.284 3,696.274 1,501.017 0.000 0.000 0.000	2,175.906 2,175.906 2,176.050 2,176.213 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.406408 $9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258 $10.000000	$11.198922 $10.406408 $9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258	2,059.452 1,968.581 1,969.812 2,934.769 13.823 765.967 2,247.455 290.703	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.308658 $17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072 $10.000000	$33.272606 $22.308658 $17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072	1,666.214 350.444 350.673 769.386 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.097293 $16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007 $10.000000	$22.378911 $20.097293 $16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007	17.301 71.275 89.706 701.545 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.565050 $11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562 $10.000000	$15.161886 $13.565050 $11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562	803.678 833.571 833.659 1,200.441 0.000 0.000 0.000 0.000	24,065.538 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.327487 $13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541 $10.000000	$19.614062 $16.327487 $13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541	6,012.209 2,997.649 5,803.570 6,130.608 6,403.323 6,238.808 0.000 0.000	2,859.717 2,859.717 2,859.906 2,860.120 0.000 0.000 0.000 0.000
31

B-Share — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.446283 $15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611 $10.000000	$24.911410 $19.446283 $15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611	626.473 4,072.892 2,007.532 2,686.998 1,442.475 1,226,324 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.519695 $13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138 $10.000000	$19.152710 $16.519695 $13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138	1,319.027 1,359.370 1,386.479 1,574.763 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.761216 $11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328 $10.000000	$16.746665 $15.761216 $11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.055871 $11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753 $10.000000	$13.603261 $13.055871 $11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.275452 $9.542077 $9.989207	$12.473559 $11.275452 $9.542077	1,696.290 2,151.778 0.000	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.274807 $10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538 $10.000000	$12.638760 $12.274807 $10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538	2,429.225 2,843.647 860.021 860.576 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.413594 $13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033 $10.000000	$14.919815 $16.413594 $13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033	0.000 0.000 2,556.917 2,709.461 2,836.397 2,972.553 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$10.494038 $9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	54,210.956 25,507.711 1,616.108 3,466.988 3,460.513 3,660.049 2,958.844 4,381.706	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
32

B-Share — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$10.494038 $9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.052604 $10.401014 $11.228789 $9.958681 $9.513983 $9.999548	$12.364050 $12.052604 $10.401014 $11.228789 $9.958681 $9.513983	4,336.596 42,263.016 45,491.635 72,167.841 48,284.010 692.673	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.644021 $9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134 $10.000000	$11.395274 $11.644021 $9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134	0.000 4,918.419 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.190549 $9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633 $10.000000	$9.062377 $9.190549 $9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633	8,170.868 39,362.787 31,432.896 4,255.384 6,596.868 7,077.575 24,530.619 7,372.349	0.000 217,591.678 0.000 0.000 0.000 0.000 0.000 994.287
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.832669 $10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949 $10.000000	$12.739212 $11.832669 $10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949	0.000 0.000 3,599.575 3,145.538 3,026.143 0.000 0.000 894.482	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.301864 $10.778162 $11.253760 $10.138010 $9.998648	$13.277158 $12.301864 $10.778162 $11.253760 $10.138010	873.078 886.101 1,255.271 912.493 0.000	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.243458 $11.193893 $11.844308 $10.207126 $9.998648	$14.363325 $13.243458 $11.193893 $11.844308 $10.207126	0.000 20,456.394 8,141.345 9,855.967 9,857.319	15,276.365 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.459330 $11.799675 $12.671932 $10.453951 $9.998648	$15.627991 $14.459330 $11.799675 $12.671932 $10.453951	0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
33

B-Share — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.147254 $11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069 $10.000000	$14.637624 $13.147254 $11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069	800.131 5,022.439 20,890.914 33,377.182 32,736.585 24,276.468 15,536.405 3,033.422	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.565517 $10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899 $10.000000	$14.904165 $12.565517 $10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.846553 $13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358 $10.000000	$17.818300 $15.846553 $13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358	21.096 31,363.457 32,296.118 35,846.827 65,262.117 5,708.753 2,948.804 2,310.931	37,013.727 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.784783 $13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900 $10.000000	$20.805718 $17.784783 $13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900	0.000 3,396.692 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.065156 $10.802256 $11.474173 $10.362453 $10.099672 $10.492730 $10.463402 $10.000000	$13.202574 $12.065156 $10.802256 $11.474173 $10.362453 $10.099672 $10.492730 $10.463402	9,586.361 12,845.064 12,900.209 16,013.700 45,017.838 62,279.104 33,511.063 9,729.742	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.463330 $12.490322 $14.221662 $11.624448 $11.167282 $11.598634 $11.511064 $10.000000	$18.915467 $15.463330 $12.490322 $14.221662 $11.624448 $11.167282 $11.598634 $11.511064	2,880.458 3,016.487 6,729.767 6,978.856 4,022.028 4,211.358 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.087050 $11.955593 $13.115820 $11.158176 $10.675723 $11.133874 $11.048720 $10.000000	$15.888559 $14.087050 $11.955593 $13.115820 $11.158176 $10.675723 $11.133874 $11.048720	12,071.100 167,185.351 194,302.397 183,125.852 52,265.690 50,785.622 13,857.541 13,363.219	0.000 0.000 0.000 0.000 4,417.773 4,822.549 5,267.959 4,816.155
34

B-Share — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.993629 $11.370312 $12.213930 $10.692895 $10.327498 $10.765963 $10.666738 $10.000000	$14.350214 $12.993629 $11.370312 $12.213930 $10.692895 $10.327498 $10.765963 $10.666738	24,953.304 32,384.672 10,835.765 57,647.727 72,549.292 46,646.236 49,750.489 17,089.367	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.458080 $9.821352 $9.994815 $9.824634 $9.786023 $9.915645 $9.591261 $10.000000	$11.024033 $10.458080 $9.821352 $9.994815 $9.824634 $9.786023 $9.915645 $9.591261	0.000 600.669 804.129 527.377 453.351 491.995 511.568 290.015	18,146.662 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.856688 $15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537 $10.000000	$23.410930 $19.856688 $15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.828491 $10.224832 $11.801594 $9.876797 $9.933718 $10.293130 $10.547569 $10.000000	$13.326802 $11.828491 $10.224832 $11.801594 $9.876797 $9.933718 $10.293130 $10.547569	886.985 3,144.603 3,691.345 7,792.867 7,687.772 7,686.820 2,846.308 2,634.664	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.835192 $13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085 $10.000000	$16.730940 $16.835192 $13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085	1,945.552 2,005.026 2,044.991 2,251.950 0.000 0.000 0.000 0.000	1,292.669 1,292.669 1,292.755 1,292.852 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.830763 $10.747195 $11.286648 $10.574505 $10.317499 $10.531461 $10.074011 $10.000000	$13.045583 $11.830763 $10.747195 $11.286648 $10.574505 $10.317499 $10.531461 $10.074011	4,897.679 13,983.382 36,643.241 60,110.316 77,604.620 68,340.414 38,064.688 6,813.876	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.181984 $10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648 $10.000000	$11.916876 $12.181984 $10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648	5,672.468 22,354.985 40,886.517 43,692.263 60,333.495 37,611.502 24,483.072 13,628.569	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
35

B-Share — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.700114 $11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543 $10.000000	$12.221654 $12.700114 $11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543	833.412 3,006.282 12,693.021 16,497.473 51,654.428 11,875.159 12,044.507 465.795	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$13.075607 $11.565080 $11.847855 $11.342925	$13.884568 $13.075607 $11.565080 $11.847855	2,935.656 2,976.658 3,295.344 3,171.619	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.649592 $11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013 $10.000000	$12.963785 $12.649592 $11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013	17,633.745 35,583.595 163,225.758 239,145.317 228,463.795 168,106.899 71,664.001 25,120.853	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.089795 $10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227 $10.000000	$12.476132 $12.089795 $10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227	969.906 3,567.950 7,193.192 6,774.983 17,605.954 14,261.302 11,925.069 12,071.927	0.000 0.000 0.000 0.000 0.000 0.000 329.188 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.674821 $11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869 $10.000000	$14.018194 $13.674821 $11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869	822.633 2,991.252 72,629.623 83,811.516 80,895.981 43,662.117 13,501.817 1,095.866	7,597.321 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.696629 $11.742654 $12.274093 $11.262211 $10.991679 $11.548912 $10.866845 $10.000000	$16.211340 $13.696629 $11.742654 $12.274093 $11.262211 $10.991679 $11.548912 $10.866845	5,276.471 0.000 137.520 3,004.538 43,602.482 44,734.723 36,722.413 10,286.187	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.690433 $21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904 $10.000000	$57.048430 $26.690433 $21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904	3,441.451 5,935.671 6,167.232 6,730.361 753.839 572.009 0.000 0.000	6,883.047 1,454.233 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.545856 $10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265 $10.000000	$14.603572 $12.545856 $10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265	12,287.691 31,438.489 40,057.924 27,603.194 18,759.917 2,596.283 0.000 0.000	2,561.558 2,561.558 2,561.727 2,561.919 0.000 0.000 0.000 0.000
36

B-Share — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.524777 $9.327826 $10.282094 $9.290768 $9.409973 $9.905770 $9.998644	$11.024184 $10.524777 $9.327826 $10.282094 $9.290768 $9.409973 $9.905770	2,592.279 2,670.980 6,350.997 4,574.988 7,811.741 8,269.819 0.000	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.524777 $9.327826 $10.282094 $9.290768 $9.409973 $10.238680	$11.024184 $10.524777 $9.327826 $10.282094 $9.290768 $9.409973	N/A	0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.036189 $9.278751 $11.016157 $9.998521	$11.686104 $11.036189 $9.278751 $11.016157	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.517780 $12.984745 $13.738225 $12.270651 $11.589150 $11.789415 $10.846881 $10.000000	$17.645555 $15.517780 $12.984745 $13.738225 $12.270651 $11.589150 $11.789415 $10.846881	0.000 25,806.042 45,981.590 50,914.132 71,061.684 10,552.220 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.050333 $11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283 $10.000000	$13.973999 $13.050333 $11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283	0.000 0.000 5,420.323 10,495.360 60,578.398 57,997.026 48,456.777 20,401.517	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.656477 $10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054 $10.000000	$13.680848 $12.656477 $10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054	3,708.039 16,551.197 12,093.286 10,391.391 26,405.117 23,769.279 12,270.500 12,409.030	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.556427 $11.337944 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951 $10.000000	$14.546848 $13.556427 $11.337994 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951	0.000 426.387 9,038.742 11,524.114 48,603.617 10,162.434 2,527.968 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.346709 $9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602 $10.000000	$10.931086 $10.346709 $9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602	8,276.943 10,212.337 11,091.549 25,265.464 33,061.665 30,133.111 32,446.472 10,690.231	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
37

B-Share — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.213171 $8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785 $10.000000	$9.850254 $9.213171 $8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785	928.677 3,084.324 10,592.797 25,813.596 28,952.104 28,770.333 19,684.958 5,190.102	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.532646 $10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935 $10.000000	$12.098644 $11.532646 $10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935	4,441.058 7,320.767 11,526.902 15,262.155 31,386.089 29,298.265 26,032.820 21,806.199	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.075239 $11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115 $10.000000	$11.630828 $12.075239 $11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115	0.000 455.439 9,516.761 55,399.037 63,746.557 60,823.147 37,141.262 5,408.988	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.752367 $10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329 $10.000000	$11.935445 $11.752367 $10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329	0.000 0.000 1,307.621 35,273.941 83,028.666 85,820.463 68,359.907 7,459.389	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.296154 $8.946722 $9.969727	$10.066287 $10.296154 $8.946722	0.000 0.000 0.000	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.416257 $10.435474 $11.184152 $9.998521	$15.545631 $13.416257 $10.435474 $11.184152	0.000 0.000 0.000 0.000	22,490.260 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.246669 $14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615 $10.000000	$17.598883 $17.246669 $14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615	0.000 0.000 0.000 154.576 0.000 0.000 0.000 0.000	6.848.698 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.008243 $16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885 $10.000000	$25.479994 $21.008243 $16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885	16.112 37.179 37.098 180.696 0.000 0.000 0.000 0.000	1,157.925 1,157.925 1,158.001 1,158.088 0.000 0.000 0.000 0.000
38

B-Share — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.232180 $10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868 $10.000000	$12.778166 $12.232180 $10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.583131 $17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257 $10.000000	$31.766322 $23.583131 $17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257	1,255.413 3,942.878 3,823.837 4,159.778 296.299 321.861 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.051949 $12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$15.093269 $14.051949 $12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	127,247.679 131,370.961 123,031.649 121,798.337 106,500.252 100,768.455 60,261.280 9,203.833	10,140.499 10,500.439 10,201.042 6,778.125 6,190.449 6,283.199 5,870.722 1,595.908
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.639081 $15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$18.815607 $18.639081 $15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	653,698.775 654,093.552 656,752.950 652,889.230 657,214.504 537,053.698 297,393.821 130,883.307	158,578.968 177,342.900 158,841.346 143,512.313 109,671.509 77,369.103 35,378.213 1,975.885
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.777009 $13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$17.425923 $15.777009 $13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	2,746,266.044 2,543,770.454 2,090,792.158 1,808,271.735 1,518,578.099 1,064,225.370 542,177.270 202,156.745	134,178.705 151,434.105 121,207.301 112,002.900 55,565.868 45,535.161 34,954.394 32,795.873
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.510874 $9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$11.328314 $10.510874 $9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	1,650,079.038 1,447,770.950 1,161,233.991 1,060,739.134 896,495.790 520,629.599 277,648.265 72,559.232	199,312.015 130,140.642 110,227.879 118,621.984 105,581.648 88,748.879 66,631.836 13,559.146
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.532546 $17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$33.656917 $22.532546 $17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	2,741,405.893 2,554,368.031 2,187,050.121 2,025,799.053 1,482,490.355 1,112,916.540 521,782.334 139,625.304	321,290.594 258,870.218 250,459.981 247,393.352 150,354.305 74,524.364 56,515.113 5,750.234
39

B-Share — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.298990 $16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$22.637445 $20.298990 $16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	2,732,163.111 2,443,140.631 2,165,073.298 2,006,116.556 1,723,830.518 1,226,195.233 740,390.457 135,685.357	183,858.513 166,507.881 140,293.787 134,307.236 110,857.471 61,403.588 38,656.944 16,194.310
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.701222 $11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$15.337077 $13.701222 $11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	1,398,693.066 1,318,040.106 1,134,593.797 1,054,666.632 769,619.467 582,847.034 298,431.729 106,474.392	287,416.395 281,904.377 234,909.894 101,725.577 81,170.853 49,670.229 55,940.282 11,796.178
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.491649 $13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$19.840994 $16.491649 $13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	1,305,851.477 1,273,352.865 1,133,751.220 1,047,400.914 879,816.155 593,400.350 273,204.004 133,395.960	111,321.119 112,805.975 102,457.780 81,707.627 71,345.399 52,133.830 24,106.110 10,104.166
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.641824 $15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$25.199668 $19.641824 $15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	1,886,958.042 1,891,342.939 1,669,629.774 1,604,352.876 1,419,325.511 1,120,089.200 579,212.279 151,751.424	323,049.746 329,848.172 243,462.222 246,142.504 195,132.916 140,148.356 118,853.231 27,809.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.685794 $13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513 $10.000000	$19.374332 $16.685794 $13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	982,921.499 953,103.290 816,717.752 784,310.250 706,117.266 499,738.116 275,186.445 53,986.481	143,407.541 127,718.093 124,319.231 164,456.106 129,048.068 80,164.896 35,981.779 12,977.702
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.919693 $12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$16.940462 $15.919693 $12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	428,091.641 365,137.681 281,207.980 263,259.111 250,091.346 223,748.686 131,553.368 43,161.470	49,509.341 53,730.758 58,664.048 56,379.342 48,279.590 19,655.441 41,137.509 899.234
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.186905 $11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$13.760429 $13.186905 $11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	96,530.514 109,718.645 98,611.007 87,873.997 85,546.745 65,690.361 40,643.384 5,609.107	56,493.224 78,033.556 144,271.462 50,993.442 30,094.275 7,122.081 2,242.058 1,601.419
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.303756 $9.551691 $9.989248	$12.523629 $11.303756 $9.551691	217,239.069 117,671.870 34,665.519	10,081.689 2,227.942 0.000
40

B-Share — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.398207 $11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$12.784989 $12.398207 $11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	725,463.173 695,274.656 677,026.470 641,317.721 539,794.471 401,355.169 232,278.299 77,712.400	42,013.236 40,445.810 20,449.012 23,890.336 20,642.438 14,200.268 29,335.126 1,667.082
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.578603 $13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$15.092443 $16.578603 $13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	539,805.794 534,487.014 496,599.947 501,903.029 471,396.634 381,194.216 272,884.281 89,828.768	124,033.812 119,758.281 134,285.716 119,938.251 105,993.888 51,056.631 15,865.047 4,433.326
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$10.615453 $9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	939,063.298 603,402.517 501,684.492 428,738.858 528,526.442 362,950.205 427,907.606 338,890.611	645,453.016 490,631.369 165,110.085 121,669.840 227,915.932 239,896.234 323,159.505 280,954.452
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$10.615453 $9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	86,055.685 38,639.061 581,427.962 49,572.753 662,399.601 580,070.992 44,442.215 0.000	33,828.958 35,520.268 225,809.744 43,112.001 181,802.659 170,188.183 2,882.421 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.137363 $10.458472 $11.273779 $9.983636 $9.523565 $9.999589	$12.469702 $12.137363 $10.458472 $11.273779 $9.983636 $9.523565	3,208,870.735 2,940,105.323 2,336,529.730 1,656,994.558 923,327.245 380,024.521	896,994.931 838,946.888 637,286.761 455,837.348 321,338.494 55,084.648
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.761133 $9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$11.527191 $11.761133 $9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	634,311.181 666,676.919 578,441.475 616,714.071 550,229.254 476,422.298 293,348.493 132,719.253	56,055.460 30,812.484 27,880.039 27,081.757 25,915.974 12,094.498 15,012.556 6,569.304
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.282960 $9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.167237 $9.282960 $9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	2,991,141.655 1,332,166.287 820,929.422 563,274.413 1,157,645.842 1,254,649.757 552,991.301 369,356.451	401,289.383 91,509.365 128,775.494 286,054.761 481,917.802 173,349.521 277,327.868 440,133.723
41

B-Share — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.951619 $10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$12.886592 $11.951619 $10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	697,041.740 727,330.922 696,563.852 644,817.070 680,988.428 652,575.993 382,786.689 164,123.157	306,216.409 319,614.453 319,857.270 294,524.088 256,070.480 70,273.065 46,684.303 18,214.709
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.371941 $10.823311 $11.283871 $10.149951 $9.998771	$13.372830 $12.371941 $10.823311 $11.283871 $10.149951	954,683.182 816,919.386 447,830.927 177,785.772 127,082.054	344,927.527 291,857.378 133,087.714 8,818.190 1,121.476
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.318919 $11.240798 $11.875999 $10.219150 $9.998771	$14.466855 $13.318919 $11.240798 $11.875999 $10.219150	367,996.871 334,147.011 203,622.539 29,959.007 9,920.315	38,481.049 36,272.432 22,074.618 11,796.126 4,635.791
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.541701 $11.849103 $12.705812 $10.466249 $9.998771	$15.740622 $14.541701 $11.849103 $12.705812 $10.466249	120,611.261 113,895.644 99,419.271 73,214.245 1,305.419	4,335.004 3,455.348 2,931.517 1,733.651 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.279432 $11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$14.806972 $13.279432 $11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	2,339,099.652 2,591,457.276 2,712,309.573 2,981,515.220 2,995,615.346 2,824,171.560 2,279,685.734 1,062,326.524	492,602.099 538,782.475 577,176.900 612,521.258 611,503.376 542,307.444 408,102.800 153,615.213
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.691851 $10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$15.076602 $12.691851 $10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	629,234.923 665,881.229 617,947.520 640,957.734 514,531.244 401,098.072 198,576.391 54,289.170	58,850.085 78,025.530 81,953.326 166,271.621 96,730.108 64,538.618 31,673.638 9,026.006
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.005890 $13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$18.024495 $16.005890 $13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	2,759,733.096 2,771,472.905 2,670,591.839 2,400,470.726 2,280,541.329 1,900,490.480 1,075,352.419 340,775.936	838,097.294 901,371.790 928,421.371 873,142.689 792,117.654 781,802.068 466,329.663 115,364.242
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.963577 $13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$21.046442 $17.963577 $13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	767,685.461 659,245.625 442,812.111 332,363.084 253,925.443 214,622.396 131,642.141 43,197.745	109,980.903 119,745.940 113,364.058 50,929.238 42,522.390 22,375.179 21,384.766 340.292
42

B-Share — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.186495 $10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903 $10.000000	$13.355381 $12.186495 $10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903	1,455,469.703 1,412,945.023 1,345,023.406 1,375,241.303 1,301,934.889 1,048,295.580 808,572.559 197,702.338	217,463.914 234,813.448 248,221.846 202,168.937 239,898.351 142,620.573 111,380.004 38,415.952
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.618803 $12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602 $10.000000	$19.134332 $15.618803 $12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602	555,186.350 627,294.394 590,587.513 543,810.019 463,351.539 418,673.387 262,361.605 36,368.007	90,185.420 87,851.657 75,403.134 73,953.774 52,784.743 48,492.774 49,012.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.228679 $12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804 $10.000000	$16.072392 $14.228679 $12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804	4,693,877.734 4,973,481.246 5,099,182.191 5,004,140.803 4,580,191.466 4,228,006.581 2,647,022.142 928,559.387	1,457,684.759 1,623,482.457 1,677,497.283 1,501,919.229 1,143,027.051 913,343.252 670,113.482 189,578.346
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.124268 $11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437 $10.000000	$14.516271 $13.124268 $11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437	11,137,206.773 10,456,480.046 9,582,931.023 8,622,901.100 8,597,936.171 8,072,655.261 7,047,236.950 2,601,064.736	2,163,476.580 2,029,694.517 1,858,925.645 1,623,291.871 1,387,636.581 1,249,560.186 1,153,517.511 548,202.427
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.563219 $9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889 $10.000000	$11.151579 $10.563219 $9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889	1,423,378.971 1,129,885.638 981,503.015 953,434.664 942,151.177 616,663.647 395,088.549 93,360.784	402,561.209 371,927.248 301,420.224 235,327.190 202,864.847 129,421.407 85,882.493 20,246.996
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.056322 $15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$23.681811 $20.056322 $15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	324,416.840 308,586.099 285,690.983 310,892.416 272,245.987 241,030.105 129,180.322 30,035.290	47,545.109 48,007.756 46,517.383 19,384.422 15,535.465 11,590.613 8,189.077 3,605.691
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.947448 $10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141 $10.000000	$13.481032 $11.947448 $10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141	1,455,504.035 1,506,716.233 1,576,816.820 1,414,553.655 1,319,600.927 1,226,183.901 848,630.204 293,777.940	284,348.902 318,193.153 314,883.258 298,097.633 318,498.436 310,383.575 236,610.664 115,528.018
43

B-Share — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.004433 $13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$16.924510 $17.004433 $13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	873,130.707 896,556.853 841,221.109 818,149.110 712,228.992 476,988.612 299,787.805 74,070.665	126,072.986 108,317.615 118,935.335 108,512.914 130,384.605 91,933.803 74,429.244 9,736.990
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.949729 $10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125 $10.000000	$13.196540 $11.949729 $10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125	3,411,399.655 3,401,466.095 3,420,525.183 3,554,411.553 3,667,830.017 3,291,093.077 2,054,636.551 894,850.257	612,695.538 627,386.557 556,815.231 454,403.949 464,745.439 415,752.063 201,557.433 37,868.617
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.304477 $10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$12.054789 $12.304477 $10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	3,391,176.547 3,554,692.174 3,640,800.881 3,831,873.574 3,949,844.957 2,982,583.051 1,783,972.987 700,100.118	522,056.887 540,426.548 565,446.910 577,396.786 554,668.026 570,511.735 324,670.846 149,268.285
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.827766 $11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$12.363031 $12.827766 $11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	1,835,150.009 1,901,002.166 1,981,456.592 2,074,708.516 2,294,608.176 1,953,463.280 1,121,248.477 317,190.390	386,283.593 425,873.302 435,182.951 449,638.255 431,371.507 437,785.108 256,042.935 99,114.016
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$13.207033 $11.663820 $11.930999 $11.412629	$14.045183 $13.207033 $11.663820 $11.930999	689,517.392 381,241.787 298,991.491 261,090.836	30,157.239 26,715.540 10,824.627 268.976
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.776792 $11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$13.113812 $12.776792 $11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	10,435,012.372 10,946,314.313 11,336,074.982 11,532,477.487 11,862,242.225 11,245,688.232 8,044,330.855 2,363,680.143	1,980,082.909 2,082,347.994 2,108,926.176 1,985,684.563 1,958,837.077 1,970,672.874 1,292,001.114 555,062.407
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.211357 $11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$12.620497 $12.211357 $11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	1,067,978.258 1,151,553.544 1,200,030.500 1,319,995.521 1,367,421.896 1,250,154.759 781,162.937 269,936.394	180,481.048 170,427.391 166,742.607 159,782.360 178,627.021 128,205.289 75,528.265 24,584.744
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.812289 $11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$14.180369 $13.812289 $11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	6,277,646.716 6,676,987.270 6,875,318.174 7,282,339.849 7,529,268.168 7,291,849.274 5,843,346.997 1,525,463.500	2,404,729.714 2,530,082.104 2,663,170.607 2,767,492.457 2,719,484.173 2,826,399.286 2,282,851.722 613,609.495
44

B-Share — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.834310 $11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738 $10.000000	$16.398853 $13.834310 $11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738	1,173,753.715 1,251,731.467 1,337,614.088 1,437,998.776 1,652,254.434 1,658,155.605 1,310,265.637 435,941.251	267,755.727 289,503.026 301,619.922 307,923.519 303,048.364 303,582.267 219,277.838 120,683.301
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.958784 $22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$57.708343 $26.958784 $22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	1,157,789.319 1,058,981.383 416,299.976 313,721.975 263,870.600 211,218.441 93,284.197 10,953.011	134,189.165 127,466.741 12,125.151 10,900.348 7,893.869 2,955.990 10,985.079 316.311
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.672017 $10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$14.772565 $12.672017 $10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	2,539,131.153 2,675,186.883 2,605,784.921 2,700,590.606 2,435,686.485 1,478,259.792 806,988.533 290,422.825	327,804.522 343,871.161 326,392.137 280,799.256 209,716.703 114,980.851 19,102.045 6,629.604
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$11.126358 $10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $9.907970	1,506,969.804 1,533,506.172 1,305,416.266 1,002,312.697 718,253.060 607,090.827 15,830.286	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $10.246046	$11.126358 $10.606383 $9.386058 $10.330687 $9.320727 $9.426201	N/A	159,201.576 145,309.516 127,685.486 85,827.049 86,050.647 14,350.025
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.080598 $9.302137 $11.027259 $9.998644	$11.750738 $11.080598 $9.302137 $11.027259	392,848.383 276,980.323 143,134.753 43,633.001	36,146.205 28,388.012 11,256.816 721.523
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.673777 $13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766 $10.000000	$17.849694 $15.673777 $13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766	2,565,427.532 2,455,146.369 2,403,712.475 2,559,046.444 2,003,246.105 388,711.442 141,031.551 45,766.840	834,059.416 901,712.958 869,917.094 759,533.398 495,818.051 41,996.249 6,313.753 1,126.357
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.181539 $11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$14.135658 $13.181539 $11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	1,827,217.348 1,908,033.571 2,059,622.554 2,156,973.128 2,007,072.010 1,902,971.324 1,538,245.589 619,870.377	188,926.942 204,531.155 214,794.087 212,166.737 231,085.300 215,785.212 172,680.043 55,050.913
45

B-Share — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.783697 $11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$13.839106 $12.783697 $11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	623,490.825 666,700.147 653,859.709 718,348.771 743,577.955 612,774.710 232,491.193 105,628.761	73,589.842 81,809.872 130,749.597 116,757.698 130,189.408 77,630.972 51,810.533 12,527.995
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.692713 $11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$14.715149 $13.692713 $11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	1,212,865.018 1,289,166.943 1,338,538.541 1,302,358.455 1,298,414.762 1,081,739.569 657,580.063 227,623.707	249,023.681 281,974.679 289,213.341 279,984.963 263,782.591 212,891.758 153,961.879 65,251.248
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.450712 $9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$11.057545 $10.450712 $9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	2,392,343.934 2,216,551.663 2,128,922.116 2,076,152.651 1,910,655.234 1,603,950.531 1,065,241.955 518,558.234	480,365.839 472,782.262 439,135.959 363,581.813 306,374.380 205,707.403 174,646.139 62,399.128
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.305793 $8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$9.964220 $9.305793 $8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	710,362.342 688,638.118 729,149.874 736,992.236 659,913.703 518,147.053 338,029.436 174,430.368	208,714.691 203,057.107 140,394.224 115,693.011 77,271.956 49,329.679 55,501.532 18,553.856
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.648630 $10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$12.238670 $11.648630 $10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	652,295.272 756,802.034 819,484.927 861,121.644 805,064.125 722,460.397 506,327.759 161,863.050	58,027.816 56,320.842 62,818.425 71,923.438 90,102.551 148,827.068 125,791.213 33,390.211
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.196651 $11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.765419 $12.196651 $11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	1,551,581.932 1,716,046.498 1,799,312.022 1,961,550.275 1,959,343.916 2,195,858.600 1,734,327.967 648,535.359	237,801.596 256,977.386 307,409.183 333,293.573 416,566.969 498,518.632 387,940.398 115,859.600
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.870494 $10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$12.073520 $11.870494 $10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	3,157,850.996 3,392,318.696 3,463,314.892 3,448,366.529 3,476,455.560 3,590,980.421 3,354,210.530 1,218,304.781	583,460.337 593,236.793 517,634.370 410,118.907 437,725.192 432,796.812 414,295.258 128,905.125
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.322009 $8.955738 $9.969768	$10.106719 $10.322009 $8.955738	85,160.858 61,220.009 17,812.118	3,569.093 5,208.630 0.000
46

B-Share — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.470249 $10.461768 $11.195411 $9.998644	$15.631641 $13.470249 $10.461768 $11.195411	967,688.917 587,376.606 244,242.168 95,098.874	297,598.580 289,466.242 91,794.467 9,458.526
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.420053 $14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$17.802496 $17.420053 $14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	624,945.099 592,815.833 555,896.904 523,635.252 392,739.616 322,389.693 249,092.588 69,255.931	72,313.174 85,270.385 60,878.773 52,698.784 43,315.463 29,984.253 23,485.614 1,084.477
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.219453 $16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$25.774794 $21.219453 $16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	1,149,305.142 1,069,722.882 905,451.449 822,067.450 690,199.274 546,797.845 305,737.792 68,144.429	260,615.728 205,108.166 183,675.132 169,072.394 143,538.511 82,152.826 51,364.263 6,677.005
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.355179 $10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$12.926051 $12.355179 $10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	413,842.793 386,378.436 357,915.746 308,477.093 259,634.586 228,688.819 105,923.732 33,057.840	112,756.019 35,014.108 19,910.456 17,234.717 15,356.821 11,779.406 8,068.633 6,039.947
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.820192 $17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$32.133774 $23.820192 $17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	777,855.650 626,800.389 435,377.202 387,490.752 392,527.109 319,849.310 236,173.898 45,675.117	117,034.427 121,053.166 84,544.235 77,269.263 68,063.936 52,423.685 4,077.521 0.000

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.240631 $12.229721 $13.265939 $11.646400 $11.318968 $11.343284 $10.750435 $10.000000	$15.326564 $14.240631 $12.229721 $13.265939 $11.646400 $11.318968 $11.343284 $10.750435	781,373.048 812,111.659 753,816.358 623,215.371 502,881.965 455,090.353 393,225.067 267,220.904	109,538.383 118,570.426 93,140.569 44,667.801 27,056.567 24,521.475 10,094.971 2,964.262
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.889318 $15.481189 $16.658578 $14.229627 $12.978543 $12.963438 $12.016687 $10.000000	$19.106374 $18.889318 $15.481189 $16.658578 $14.229627 $12.978543 $12.963438 $12.016687	1,763,538.666 1,531,548.158 1,279,010.377 1,384,218.428 1,260,445.860 945,094.363 587,712.929 183,618.663	320,520.991 321,801.920 259,485.344 265,076.789 159,011.698 112,724.542 59,344.821 11,850.242
47

B-Share — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.988802 $13.401339 $14.276088 $12.480067 $11.590179 $11.614612 $11.197765 $10.000000	$17.695187 $15.988802 $13.401339 $14.276088 $12.480067 $11.590179 $11.614612 $11.197765	9,720,715.421 9,119,386.512 6,878,216.464 5,823,352.885 3,903,385.449 2,720,425.164 1,582,900.388 526,445.841	1,111,852.453 1,049,204.376 1,072,788.997 870,197.902 750,045.847 224,846.179 157,965.515 28,351.522
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.651966 $9.897565 $10.130310 $9.929369 $9.800537 $9.931396 $9.585654 $10.000000	$11.503358 $10.651966 $9.897565 $10.130310 $9.929369 $9.800537 $9.931396 $9.585654	6,925,686.988 5,449,782.304 4,537,869.985 5,293,833.062 3,642,645.299 2,576,177.547 1,903,463.496 438,960.594	704,659.958 609,986.306 540,810.212 514,137.613 449,149.112 310,062.628 185,552.208 51,185.079
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.834999 $17.743061 $18.075582 $14.315957 $13.285705 $12.633586 $11.830688 $10.000000	$34.176855 $22.834999 $17.743061 $18.075582 $14.315957 $13.285705 $12.633586 $11.830688	10,777,963.905 9,592,666.882 6,407,935.612 5,597,538.999 3,828,625.104 2,612,821.220 1,263,905.792 491,243.624	1,480,564.830 1,294,342.317 900,174.965 661,629.077 402,386.735 241,108.869 85,407.943 9,831.398
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.571466 $16.571891 $17.147103 $14.236379 $12.970965 $12.991220 $11.931867 $10.000000	$22.987222 $20.571466 $16.571891 $17.147103 $14.236379 $12.970965 $12.991220 $11.931867	8,718,982.895 7,933,327.487 6,098,745.961 5,512,296.014 4,212,430.232 2,946,870.889 1,776,072.404 468,209.033	780,242.138 668,747.191 506,097.228 329,767.984 223,024.159 108,633.234 38,073.258 7,621.422
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.885159 $11.481798 $13.432170 $10.328094 $10.136201 $10.788034 $11.260843 $10.000000	$15.574084 $13.885159 $11.481798 $13.432170 $10.328094 $10.136201 $10.788034 $11.260843	5,194,915.011 4,980,259.401 4,202,293.065 2,592,746.805 1,811,487.965 1,150,475.774 528,244.877 221,404.888	718,346.281 831,682.097 573,434.248 199,067.363 114,814.438 66,127.553 55,666.789 5,831.571
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.713017 $13.641930 $14.463790 $12.618836 $11.949550 $12.062460 $11.107482 $10.000000	$20.147530 $16.713017 $13.641930 $14.463790 $12.618836 $11.949550 $12.062460 $11.107482	5,853,747.136 5,460,686.416 4,330,871.436 3,404,646.222 2,718,419.249 2,102,030.771 1,318,331.404 385,204.975	485,879.369 416,399.905 399,321.516 306,970.063 247,618.014 222,219.041 117,346.357 51,236.774
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.905515 $15.361620 $16.670738 $13.889797 $13.061381 $13.177562 $11.956533 $10.000000	$25.589040 $19.905515 $15.361620 $16.670738 $13.889797 $13.061381 $13.177562 $11.956533	6,805,090.714 5,865,463.318 4,116,787.604 3,740,805.962 2,867,143.605 2,078,692.893 1,120,674.667 322,301.150	1,164,200.671 1,125,111.518 78,072.983 692,963.272 468,885.572 333,203.821 182,600.154 42,754.762
48

B-Share — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.909817 $13.908228 $16.533749 $13.895732 $12.577430 $12.953004 $12.376023 $10.000000	$19.673720 $16.909817 $13.908228 $16.533749 $13.895732 $12.577430 $12.953004 $12.376023	3,991,274.096 3,357,740.533 2,315,300.220 2,036,206.240 1,462,172.599 1,084,200.133 685,821.654 334,929.528	813,283.930 685,197.672 536,456.688 431,355.903 231,478.894 162,352.751 95,219.188 12,831.301
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.133398 $12.188403 $14.967972 $12.733120 $11.804746 $12.353364 $11.749767 $10.000000	$17.202255 $16.133398 $12.188403 $14.967972 $12.733120 $11.804746 $12.353364 $11.749767	1,783,839.311 1,549,823.582 946,871.468 884,914.064 601,145.167 520,806.137 369,376.060 111,370.977	248,092.519 331,967.551 215,891.720 121,968.735 83,745.303 59,553.132 48,594.330 11,396.880
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.363990 $11.738485 $12.760104 $11.237079 $10.752653 $11.063752 $10.688708 $10.000000	$13.973142 $13.363990 $11.738485 $12.760104 $11.237079 $10.752653 $11.063752 $10.688708	482,820.351 471,195.698 409,243.639 382,057.197 275,465.530 235,548.227 177,694.429 74,398.651	49,464.144 97,231.746 109,474.751 52,505.098 6,952.933 4,340.814 1,679.847 489.652
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.341606 $9.564532 $9.989303	$12.590705 $11.341606 $9.564532	715,290.956 527,550.373 119,976.319	22,990.294 19,113.262 27,455.705
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.564622 $11.168500 $11.630493 $10.989661 $9.680785 $10.248119 $10.020960 $10.000000	$12.982527 $12.564622 $11.168500 $11.630493 $10.989661 $9.680785 $10.248119 $10.020960	2,324,712.237 2,286,887.804 1,845,607.063 1,794,790.186 2,248,332.913 2,295,513.349 1,038,247.528 1,626,123.155	177,439.732 172,677.990 135,039.962 135,480.415 103,653.230 72,638.287 43,093.474 12,108.444
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.801175 $13.773995 $15.801913 $13.784815 $12.186650 $12.838062 $11.619171 $10.000000	$15.325700 $16.801175 $13.773995 $15.801913 $13.784815 $12.186650 $12.838062 $11.619171	1,856,948.102 1,913,932.444 1,657,867.486 1,745,190.991 1,481,345.369 1,060,213.602 794,609.291 243,887.144	344,550.930 296,873.564 209,293.366 188,632.173 136,736.325 55,917.298 7,874.649 677.588
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.049829 $9.573538 $9.698183 $9.598228 $9.709894 $9.854238 $9.560474 $10.000000	$10.779466 $10.049829 $9.573538 $9.698183 $9.598228 $9.709894 $9.854238 $9.560474	5,157,133.565 3,328,948.911 2,587,637.829 2,295,461.235 2,692,422.072 1,793,886.425 1,841,111.029 1,563,825.254	1,136,016.920 988,528.549 575,505.620 537,236.191 843,200.505 722,951.278 334,376.822 456,728.733
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.049829 $9.573538 $9.698183 $9.598228 $9.709894 $9.854238 $9.560474 $10.000000	$10.779466 $10.049829 $9.573538 $9.698183 $9.598228 $9.709894 $9.854238 $9.560474	1,580,626.488 592,778.616 6,448,823.102 1,172,724.402 5,835,936.087 5,171,644.291 349,553.555 5,913.906	150,298.559 82,024.300 1,410,387.223 139,714.195 1,116,647.989 949,243.544 47,635.117 0.000
49

B-Share — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.251283 $10.535539 $11.334033 $10.017007 $9.536375 $9.999644	$12.611930 $12.251283 $10.535539 $11.334033 $10.017007 $9.536375	29,788,925.144 27,613,108.893 21,725,711.650 15,504,036.487 9,891,609.117 3,684,211.319	2,773,131.415 2,398,185.779 2,053,668.503 1,597,642.687 1,078,208.358 531,764.216
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.919022 $9.668861 $10.924142 $9.968738 $10.056719 $10.277936 $9.190623 $10.000000	$11.705326 $11.919022 $9.668861 $10.924142 $9.968738 $10.056719 $10.277936 $9.190623	1,581,114.495 1,479,023.452 1,108,305.788 1,178,420.356 995,776.353 759,876.571 442,626.701 178,373.329	120,191.928 126,455.548 89,873.147 93,321.392 67,923.112 42,574.101 19,299.463 8,230.003
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.407600 $9.369739 $9.414005 $9.536370 $9.660323 $9.786246 $9.913807 $10.000000	$9.308912 $9.407600 $9.369739 $9.414005 $9.536370 $9.660323 $9.786246 $9.913807	19,275,383.509 7,487,777.559 5,376,722.182 4,121,309.777 4,599,372.916 3,733,409.851 2,695,157.653 1,918,148.551	1,528,184.227 955,752.270 712,145.682 812,190.477 1,000,334.458 1,256,086.721 1,062,094.764 794,012.415
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.112072 $10.660568 $11.301221 $10.453538 $10.383365 $10.563518 $10.157681 $10.000000	$13.085724 $12.112072 $10.660568 $11.301221 $10.453538 $10.383365 $10.563518 $10.157681	4,082,495.550 3,855,221.379 3,336,071.789 3,254,697.631 3,187,671.328 2,651,637.829 1,683,653.395 810,279.100	524,045.381 425,332.496 373,261.365 359,559.335 370,430.762 311,001.952 211,734.449 74,224.183
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.465979 $10.883793 $11.324113 $10.165861 $9.998934	$13.501429 $12.465979 $10.883793 $11.324113 $10.165861	9,767,880.240 7,142,051.262 3,280,926.460 1,245,673.950 667,828.423	1,067,954.239 826,601.412 379,812.683 165,340.457 71,368.401
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.420135 $11.303598 $11.918343 $10.235165 $9.998934	$14.605957 $13.420135 $11.303598 $11.918343 $10.235165	2,787,765.244 2,229,691.516 1,127,697.901 210,644.804 146,462.321	590,094.795 465,080.311 302,609.786 295,363.493 53,151.657
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.652219 $11.915307 $12.751118 $10.482653 $9.998934	$15.891984 $14.652219 $11.915307 $12.751118 $10.482653	1,070,343.009 734,755.091 414,139.646 648,927.064 336,088.569	174,603.074 100,295.797 60,923.587 45,085.944 35,757.503
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.457711 $11.647816 $12.346011 $11.198904 $10.814301 $10.969470 $10.576786 $10.000000	$15.035778 $13.457711 $11.647816 $12.346011 $11.198904 $10.814301 $10.969470 $10.576786	14,968,025.401 15,736,138.667 16,770,077.309 17,392,774.195 16,767,485.965 13,322,996.553 9,840,157.007 4,121,639.585	1,968,702.694 2,022,924.840 2,107,367.859 2,086,355.858 1,985,574.337 1,746,164.959 1,261,558.778 599,756.578
50

B-Share — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.862273 $10.227868 $12.629568 $10.075478 $10.220624 $10.379554 $11.116849 $10.000000	$15.309612 $12.862273 $10.227868 $12.629568 $10.075478 $10.220624 $10.379554 $11.116849	1,694,614.952 1,553,803.126 1,409,557.340 1,520,913.440 1,173,713.374 905,204.375 398,186.488 109,936.208	179,212.604 180,910.135 179,594.584 288,579.661 153,109.851 89,661.020 31,236.543 6,156.331
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.220771 $13.494713 $13.681193 $11.872953 $11.552058 $11.688939 $10.982007 $10.000000	$18.303008 $16.220771 $13.494713 $13.681193 $11.872953 $11.552058 $11.688939 $10.982007	15,855,680.254 15,967,013.582 15,123,174.730 14,247,830.433 12,311,660.109 8,353,356.336 3,792,971.424 1,063,072.812	2,079,753.970 2,010,553.209 1,953,843.112 1,719,645.645 1,391,847.276 955,660.118 564,867.035 141,887.419
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.204789 $13.528341 $13.909077 $10.945147 $11.349403 $12.136644 $12.327660 $10.000000	$21.371716 $18.204789 $13.528341 $13.909077 $10.945147 $11.349403 $12.136644 $12.327660	2,941,422.820 2,223,253.082 1,318,457.809 1,021,110.327 766,452.846 554,182.801 283,489.368 119,481.016	375,034.702 308,136.689 148,254.915 40,448.210 31,065.111 22,081.413 7,175.460 883.095
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.350088 $11.018726 $11.662972 $10.496265 $10.194463 $10.554197 $10.487906 $10.000000	$13.561724 $12.350088 $11.018726 $11.662972 $10.496265 $10.194463 $10.554197 $10.487906	10,865,970.872 11,353,062.577 8,732,785.588 8,129,518.982 7,369,662.075 6,590,300.451 4,424,753.668 1,967,675.135	1,254,716.900 1,272,888.913 1,291,025.983 1,287,130.865 998,390.073 854,687.950 511,293.968 155,033.857
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.828470 $12.740597 $14.455608 $11.774539 $11.272065 $11.666538 $11.538002 $10.000000	$19.429965 $15.828470 $12.740597 $14.455608 $11.774539 $11.272065 $11.666538 $11.538002	2,112,685.575 1,842,216.938 1,302,827.050 1,235,465.890 872,257.069 785,035.090 542,290.840 216,198.483	411,292.212 164,791.704 140,684.458 136,170.055 124,702.774 112,732.603 50,616.324 9,104.650
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.419708 $12.195165 $13.331600 $11.302262 $10.775920 $11.199081 $11.074586 $10.000000	$16.320753 $14.419708 $12.195165 $13.331600 $11.302262 $10.775920 $11.199081 $11.074586	22,848,868.479 23,493,194.258 24,195,032.665 22,719,509.550 17,160,543.887 13,412,471.766 8,497,318.082 2,921,058.560	2,670,759.912 2,784,877.005 2,883,904.801 2,724,396.800 2,250,585.291 1,765,194.953 1,180,685.812 371,964.713
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.300434 $11.598142 $12.414876 $10.830967 $10.424423 $10.829022 $10.691713 $10.000000	$14.740532 $13.300434 $11.598142 $12.414876 $10.830967 $10.424423 $10.829022 $10.691713	74,491,041.800 70,574,730.596 58,196,308.663 44,749,883.289 43,643,996.120 43,022,329.555 39,414,063.697 14,786,654.800	7,052,892.273 6,367,755.686 5,669,690.220 4,438,856.449 4,409,851.171 4,293,914.196 3,483,820.428 1,081,046.301
51

B-Share — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.705024 $10.018152 $10.159265 $9.951494 $9.877856 $9.973722 $9.613735 $10.000000	$11.323895 $10.705024 $10.018152 $10.159265 $9.951494 $9.877856 $9.973722 $9.613735	7,173,143.592 5,838,172.451 5,193,540.763 5,071,249.516 4,241,433.510 2,763,432.839 1,605,693.871 379,935.488	1,211,734.523 1,019,415.747 883,885.999 821,623.219 782,795.964 436,641.592 224,897.387 71,642.116
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.325541 $15.756161 $17.027100 $14.276994 $13.015793 $13.233041 $11.762996 $10.000000	$24.047695 $20.325541 $15.756161 $17.027100 $14.276994 $13.015793 $13.233041 $11.762996	1,095,688.085 905,785.444 659,574.990 565,681.244 442,471.565 301,107.863 218,325.304 31,034.738	169,413.843 75,926.246 85,055.627 84,677.664 76,337.240 16,447.897 12,705.113 2,279.833
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.107812 $10.429721 $11.995753 $10.004331 $10.026952 $10.353417 $10.572261 $10.000000	$13.689314 $12.107812 $10.429721 $11.995753 $10.004331 $10.026952 $10.353417 $10.572261	6,295,941.414 6,715,159.906 7,031,345.151 6,679,959.063 5,032,791.726 4,352,263.937 2,707,685.708 1,001,377.152	683,367.321 734,157.306 767,559.188 731,831.745 695,932.137 579,400.271 338,155.595 125,901.112
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.232694 $13.856254 $15.970242 $14.293621 $12.671111 $13.225582 $11.652289 $10.000000	$17.186033 $17.232694 $13.856254 $15.970242 $14.293621 $12.671111 $13.225582 $11.652289	2,587,726.245 2,413,403.818 1,829,779.803 1,743,318.414 1,326,331.648 891,152.801 496,877.578 134,498.465	407,061.459 358,527.443 270,736.483 200,529.627 190,085.792 90,657.356 58,175.369 12,779.756
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.110188 $10.962603 $11.472408 $10.711093 $10.414355 $10.593167 $10.097615 $10.000000	$13.400496 $12.110188 $10.962603 $11.472408 $10.711093 $10.414355 $10.593167 $10.097615	18,570,564.856 18,366,820.473 18,163,711.208 18,246,070.081 18,032,239.382 15,224,511.896 9,673,496.652 3,647,455.492	2,509,116.958 2,585,676.642 2,625,312.760 2,608,486.734 2,573,082.452 1,929,859.739 972,738.112 315,777.929
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.469681 $10.884557 $11.405837 $10.459865 $10.667801 $11.036579 $10.306733 $10.000000	$12.241077 $12.469681 $10.884557 $11.405837 $10.459865 $10.667801 $11.036579 $10.306733	22,500,292.246 23,052,221.916 23,551,863.760 24,698,180.294 26,984,322.609 23,270,689.215 11,455,244.918 4,201,161.307	2,561,827.739 2,678,302.706 2,772,645.966 3,225,027.403 3,292,643.389 2,866,452.866 1,357,996.260 487,654.222
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.999974 $11.273056 $11.988685 $10.728165 $10.976679 $11.458264 $10.730609 $10.000000	$12.554083 $12.999974 $11.273056 $11.988685 $10.728165 $10.976679 $11.458264 $10.730609	8,296,862.136 8,391,956.034 8,827,153.810 9,278,390.108 9,463,756.250 7,989,183.294 3,706,614.257 1,118,117.415	1,507,212.415 1,589,993.613 1,656,607.885 1,755,275.227 1,935,701.670 1,827,734.681 1,071,154.990 446,170.412
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$13.384374 $11.796811 $12.042783 $11.138948	$14.262248 $13.384374 $11.796811 $12.042783	4,570,954.676 3,378,894.664 2,805,869.832 2,784,065.023	224,482.290 198,988.478 103,794.325 58,981.430
52

B-Share — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.948318 $11.342958 $12.039560 $10.751772 $10.498125 $10.827115 $10.491519 $10.000000	$13.316447 $12.948318 $11.342958 $12.039560 $10.751772 $10.498125 $10.827115 $10.491519	82,599,351.691 86,842,901.571 89,747,484.008 92,025,653.349 92,913,771.231 88,214,890.695 59,306,574.409 18,434,492.325	11,177,539.850 11,834,912.356 11,913,003.627 11,518,842.088 11,171,168.043 10,488,321.409 6,747,588.753 1,923,319.848
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.375281 $11.174893 $11.744234 $10.715366 $10.430131 $10.639777 $10.242158 $10.000000	$12.815498 $12.375281 $11.174893 $11.744234 $10.715366 $10.430131 $10.639777 $10.242158	7,465,226.605 8,075,630.462 8,204,167.248 8,267,250.367 8,108,185.282 7,412,878.936 4,694,520.955 1,618,607.230	1,147,061.770 1,262,908.865 1,276,454.109 1,309,948.853 1,207,976.550 989,793.825 580,152.452 254,689.318
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.997728 $11.875819 $12.959786 $11.081887 $10.725732 $11.261890 $10.973502 $10.000000	$14.399512 $13.997728 $11.875819 $12.959786 $11.081887 $10.725732 $11.261890 $10.973502	23,451,003.084 25,390,841.333 26,642,741.182 28,075,509.366 27,563,516.359 26,023,451.584 19,834,296.274 ,6,571,228.797	3,937,955.202 4,288,894.418 4,441,065.708 4,826,256.728 4,669,714.368 4,982,747.395 3,847,629.433 1,174,019.131
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.020029 $11.977936 $12.476033 $11.407632 $11.094806 $11.616532 $10.892283 $10.000000	$16.652217 $14.020029 $11.977936 $12.476033 $11.407632 $11.094806 $11.616532 $10.892283	6,467,805.083 6,778,158.650 7,265,888.250 7,914,126.891 8,682,436.920 8,329,407.278 6,715,283.322 2,038,067.991	832,733.258 984,494.676 1,058,496.974 1,143,141.849 1,193,889.896 1,039,548.227 885,097.098 333,672.269
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$27.320526 $22.416568 $21.338334 $15.088414 $15.677777 $14.251112 $13.647750 $10.000000	$58.599436 $27.320526 $22.416568 $21.338334 $15.088414 $15.677777 $14.251112 $13.647750	5,128,600.333 3,870,688.226 1,142,063.364 792,594.137 480,980.965 304,253.707 133,481.154 22,128.499	784,633.218 493,203.883 202,657.647 157,689.121 130,875.644 24,027.587 2,298.094 868.595
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.842151 $11.039845 $12.107713 $10.807498 $10.471099 $10.739932 $10.703267 $10.000000	$15.000846 $12.842151 $11.039845 $12.107713 $10.807498 $10.471099 $10.739932 $10.703267	11,722,330.044 12,305,187.654 12,883,813.677 13,108,339.031 10,602,051.876 5,288,964.909 2,600,376.005 1,191,069.381	1,196,177.999 1,188,025.645 1,193,463.576 1,048,955.873 659,277.615 269,610.823 83,097.770 20,841.400
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.716157 $9.464257 $10.395820 $9.360815 $9.447880 $9.910906 $9.998931	$11.263998 $10.716157 $9.464257 $10.395820 $9.360815 $9.447880 $9.910906	9,744,678.039 9,338,598.980 7,534,928.807 5,841,730.122 5,318,610.365 3,809,465.702 107,694.441	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.716157 $9.464257 $10.395820 $9.360815 $9.447880 $10.255876	$11.263998 $10.716157 $9.464257 $10.395820 $9.360815 $9.447880	N/A	706,640.958 687,386.422 588,657.349 443,595.060 412,042.381 215,113.201
53

B-Share — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.140094 $9.333397 $11.042056 $9.998808	$11.837486 $11.140094 $9.333397 $11.042056	1,534,468.790 1,095,408.551 418,446.817 79,848.413	205,114.921 163,631.540 44,127.495 22,400.850
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.884190 $13.244911 $13.964235 $12.429084 $11.697900 $11.858446 $10.872281 $10.000000	$18.125495 $15.884190 $13.244911 $13.964235 $12.429084 $11.697900 $11.858446 $10.872281	16,454,225.476 16,848,742.325 17,161,359.738 17,573,872.378 12,029,262.665 1,750,200.128 274,739.580 78,350.446	2,796,892.679 3,141,695.563 3,190,588.373 3,069,406.808 1,879,400.175 213,241.130 104,177.057 8,105.229
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.358509 $11.308343 $12.311207 $11.131834 $10.701368 $11.124623 $10.451710 $10.000000	$14.354103 $13.358509 $11.308343 $12.311207 $11.131834 $10.701368 $11.124623 $10.451710	8,790,628.873 9,516,342.709 10,174,900.542 10,946,461.922 11,452,004.048 10,683,318.371 8,884,589.896 3,647,376.276	1,009,760.656 1,083,505.103 1,104,649.683 1,157,868.609 1,206,710.083 1,014,625.490 900,285.749 363,358.111
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.955369 $11.163861 $11.924511 $10.942677 $10.559845 $10.924926 $10.179845 $10.000000	$14.052999 $12.955369 $11.163861 $11.924511 $10.942677 $10.559845 $10.924926 $10.179845	4,950,921.774 5,237,103.348 5,224,914.807 5,685,902.758 5,871,431.061 4,889,845.914 1,579,140.211 624,928.717	678,424.451 722,289.042 717,366.704 774,411.045 813,979.499 519,473.755 174,401.927 38,034.235
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.876537 $11.565168 $12.692341 $11.197710 $10.816892 $11.350744 $10.808186 $10.000000	$14.942528 $13.876537 $11.565168 $12.692341 $11.197710 $10.816892 $11.350744 $10.808186	7,059,151.533 7,330,055.018 7,557,041.367 7,909,038.989 7,402,425.723 5,536,939.867 1,983,029.316 732,620.732	1,136,050.879 1,126,039.019 1,129,464.666 1,088,767.487 936,291.616 733,002.344 350,214.248 56,134.232
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.591024 $9.914819 $10.148714 $9.824802 $9.712694 $9.789141 $9.504820 $10.000000	$11.228411 $10.591024 $9.914819 $10.148714 $9.824802 $9.712694 $9.789141 $9.504820	11,188,033.585 10,878,359.541 9,901,127.179 9,493,347.879 8,384,913.510 6,650,984.685 4,704,987.215 2,266,145.450	1,905,421.517 1,823,121.915 1,761,454.351 1,684,691.488 1,508,850.263 973,835.975 495,278.990 161,131.774
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.430728 $8.829936 $9.086605 $8.925749 $8.710984 $9.085471 $8.903606 $10.000000	$10.118185 $9.430728 $8.829936 $9.086605 $8.925749 $8.710984 $9.085471 $8.903606	3,378,046.762 3,462,753.086 3,802,299.557 3,744,101.294 3,242,919.675 2,869,756.696 2,258,495.671 690,784.452	432,507.415 370,731.483 389,264.523 373,895.634 277,032.070 224,880.072 138,604.665 58,498.384
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.805017 $10.751641 $11.217207 $10.173525 $10.040445 $10.417774 $10.186747 $10.000000	$12.427786 $11.805017 $10.751641 $11.217207 $10.173525 $10.040445 $10.417774 $10.186747	3,251,680.617 3,702,951.389 3,821,388.593 4,068,063.205 4,409,415.909 4,163,327.162 3,183,886.653 1,398,106.099	424,112.298 450,014.023 459,013.630 485,182.204 478,585.598 552,882.139 324,422.935 118,979.550
54

B-Share — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.360417 $11.245221 $12.114142 $10.200955 $10.134748 $10.985233 $10.781296 $10.000000	$11.947258 $12.360417 $11.245221 $12.114142 $10.200955 $10.134748 $10.985233 $10.781296	6,250,904.614 6,899,754.662 7,396,564.777 7,696,821.913 7,806,586.717 7,689,285.403 5,428,410.614 2,011,013.610	900,986.139 953,616.745 978,313.943 1,023,840.279 1,092,420.428 1,104,113.706 860,078.552 216,685.371
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.029869 $10.966795 $11.594458 $10.174287 $10.086856 $10.675473 $10.437709 $10.000000	$12.260102 $12.029869 $10.966795 $11.594458 $10.174287 $10.086856 $10.675473 $10.437709	18,033,784.370 19,081,520.487 19,361,228.760 18,423,471.855 19,518,423.400 20,140,864.592 19,316,097.476 8,269,991.501	1,605,363.751 1,634,874.970 1,633,606.607 1,641,023.766 1,697,322.547 1,768,559.551 1,628,220.302 647,314.571
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.356579 $8.967781 $9.969823	$10.160874 $10.356579 $8.967781	1,146,227.008 404,258.688 62,093.842	98,587.368 53,989.579 4,930.839
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.542532 $10.496897 $11.210437 $9.998808	$15.746955 $13.542532 $10.496897 $11.210437	7,293,094.455 5,066,253.496 1,318,889.940 667,835.226	1,335,416.246 867,073.988 109,016.890 54,018.223
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.653902 $14.314726 $16.413265 $14.426219 $12.097538 $12.600284 $12.165005 $10.000000	$18.077583 $17.653902 $14.314726 $16.413265 $14.426219 $12.097538 $12.600284 $12.165005	2,618,402.853 2,103,010.974 1,322,462.679 1,170,816.577 814,006.692 647,804.822 362,392.771 125,178.885	294,034.822 291,005.098 193,361.858 150,388.044 96,299.924 61,629.427 37,106.586 6,005.496
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.504302 $16.455703 $17.981448 $14.928581 $13.624458 $13.511598 $12.883957 $10.000000	$26.173031 $21.504302 $16.455703 $17.981448 $14.928581 $13.624458 $13.511598 $12.883957	4,343,202.127 3,648,135.893 2,384,534.860 2,127,258.620 1,680,511.445 1,182,146.738 635,447.438 196,039.006	725,509.644 630,334.274 407,662.014 290,707.507 190,625.336 107,755.608 57,477.608 10,052.774
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.521059 $10.506262 $12.626451 $10.428256 $10.484066 $10.511998 $11.255138 $10.000000	$13.125814 $12.521059 $10.506262 $12.626451 $10.428256 $10.484066 $10.511998 $11.255138	1,455,878.276 1,037,924.368 768,761.931 662,306.861 526,576.046 322,195.982 168,484.824 55,865.806	192,459.878 97,399.791 61,963.355 55,541.983 30,647.401 21,734.905 11,562.148 3,504.886
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$24.139880 $17.508506 $17.744914 $13.950203 $13.782074 $13.096676 $11.971204 $10.000000	$32.630129 $24.139880 $17.508506 $17.744914 $13.950203 $13.782074 $13.096676 $11.971204	3,041,844.280 2,509,073.112 1,196,989.163 1,069,693.511 822,318.496 557,874.933 270,746.849 118,756.937	662,869.058 572,965.591 338,263.563 332,762.470 212,744.538 92,208.945 23,878.454 4,115.231

55

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.383748 $12.334112 $13.359003 $11.710586 $11.364376 $11.371714 $10.761224 $10.000000	$15.503815 $14.383748 $12.334112 $13.359003 $11.710586 $11.364376 $11.371714 $10.761224	330,911.286 328,505.108 175,683.275 103,142.056 64,510.196 64,263.104 37,128.764 14,995.732	28,329.973 28,193.872 28,657.453 6,380.607 0.000 0.000 2,670.490 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.079164 $15.613345 $16.775458 $14.308066 $13.030577 $12.995901 $12.028720 $10.000000	$19.327391 $19.079164 $15.613345 $16.775458 $14.308066 $13.030577 $12.995901 $12.028720	340,186.610 265,159.874 149,009.605 164,611.425 138,862.092 123,470.356 92,791.945 35,314.073	61,434.479 52,547.069 36,996.025 32,453.369 31,632.581 27,453.233 24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.149529 $13.515767 $14.376273 $12.548874 $11.636649 $11.643706 $11.208984 $10.000000	$17.899897 $16.149529 $13.515767 $14.376273 $12.548874 $11.636649 $11.643706 $11.208984	1,948,581.348 1,555,165.027 981,904.031 590,650.159 525,236.696 368,263.063 293,609.932 138,211.893	109,763.828 89,763.562 64,067.036 35,117.407 11,607.906 7,769.297 4.304 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.759093 $9.982121 $10.201452 $9.984156 $9.839875 $9.956305 $9.595288 $10.000000	$11.636476 $10.759093 $9.982121 $10.201452 $9.984156 $9.839875 $9.956305 $9.595288	2,258,971.300 1,799,297.017 1,548,811.031 1,475,335.846 1,337,423.821 957,268.026 552,968.936 146,080.294	282,507.928 253,074.294 227,727.906 215,679.081 197,584.875 116,806.127 74,055.305 30,156.996
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.064503 $17.894539 $18.202405 $14.394875 $13.338973 $12.665223 $11.842546 $10.000000	$34.572111 $23.064503 $17.894539 $18.202405 $14.394875 $13.338973 $12.665223 $11.842546	2,511,954.983 1,782,356.261 815,897.274 600,904.597 392,092.064 294,898.100 186,803.477 71,129.439	382,775.914 377,994.953 41,881.437 37,703.650 20,793.088 14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.778277 $16.713401 $17.267455 $14.314879 $13.022990 $13.023761 $11.943820 $10.000000	$23.253184 $20.778277 $16.713401 $17.267455 $14.314879 $13.022990 $13.023761 $11.943820	1,617,034.154 1,202,120.109 562,526.045 495,401.093 420,329.522 357,581.284 170,921.732 52,765.149	254,674.951 228,709.533 29,846.367 21,060.948 11,397.795 20,740.198 19,939.072 17,557.157
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.024778 $11.579867 $13.526456 $10.385062 $10.176872 $10.815068 $11.272124 $10.000000	$15.754322 $14.024778 $11.579867 $13.526456 $10.385062 $10.176872 $10.815068 $11.272124	1,210,756.260 892,424.088 430,086.104 282,731.238 208,072.831 163,772.248 114,327.791 16,463.971	296,456.421 267,397.197 39,896.198 26,881.339 15,365.966 10,557.027 10,509.620 8,788.363
56

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.881019 $13.758420 $14.565303 $12.688411 $11.997477 $12.092692 $11.118629 $10.000000	$20.380597 $16.881019 $13.758420 $14.565303 $12.688411 $11.997477 $12.092692 $11.118629	1,215,543.484 980,445.451 558,452.638 296,969.520 255,057.177 211,502.968 101,808.240 18,532.916	156,840.759 165,429.480 102,017.276 54,568.256 31,955.280 24,303.503 5,420.067 1,571.840
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.105592 $15.492781 $16.787722 $13.966380 $13.113758 $13.210576 $11.968514 $10.000000	$25.885023 $20.105592 $15.492781 $16.787722 $13.966380 $13.113758 $13.210576 $11.968514	1,699,848.153 1,232,211.740 628,942.932 529,654.783 492,381.196 426,751.229 311,539.859 100,871.307	205,669.077 155,002.599 73,167.056 67,017.902 56,078.329 41,522.119 28,934.053 12,693.008
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.079828 $14.027014 $16.649803 $13.972369 $12.627883 $12.985456 $12.388426 $10.000000	$19.901360 $17.079828 $14.027014 $16.649803 $13.972369 $12.627883 $12.985456 $12.388426	778,791.308 621,565.142 349,384.947 275,430.553 177,601.004 163,561.017 105,849.851 32,322.823	186,252.466 154,070.877 31,662.363 27,955.072 24,973.518 25,288.670 9,551.853 4,479.211
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.295605 $12.292496 $15.073041 $12.803346 $11.852103 $12.384321 $11.761540 $10.000000	$17.401320 $16.295605 $12.292496 $15.073041 $12.803346 $11.852103 $12.384321 $11.761540	529,805.688 340,248.503 173,883.158 137,962.027 124,980.079 112,986.456 71,885.942 35,644.269	133,906.570 109,506.769 10,844.551 7,722.919 5,749.821 11,039.005 4,860.226 7,281.608
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.498300 $11.838689 $12.849623 $11.299003 $10.795776 $11.091476 $10.699427 $10.000000	$14.134727 $13.498300 $11.838689 $12.849623 $11.299003 $10.795776 $11.091476 $10.699427	259,645.106 212,852.969 143,364.540 69,980.599 50,166.062 28,308.074 9,930.760 6,653.874	18,448.461 15,746.061 8,909.178 8,018.112 2,431.667 2,379.108 778.524 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.370069 $9.574171 $9.989344	$12.641248 $11.370069 $9.574171	160,829.566 137,028.173 36,469.916	3,014.977 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.690948 $11.263880 $11.712137 $11.050257 $9.719621 $10.273798 $10.031013 $10.000000	$13.132746 $12.690948 $11.263880 $11.712137 $11.050257 $9.719621 $10.273798 $10.031013	487,522.031 503,178.509 320,302.705 362,641.644 365,057.050 264,491.006 130,725.778 46,472.543	50,911.395 48,577.796 43,207.303 34,852.611 25,867.811 15,260.354 10,356.867 7,044.338
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.970064 $13.891600 $15.912793 $13.860798 $12.235510 $12.870208 $11.630812 $10.000000	$15.503032 $16.970064 $13.891600 $15.912793 $13.860798 $12.235510 $12.870208 $11.630812	398,689.153 309,908.692 163,764.171 159,609.528 138,897.838 61,960.156 25,626.680 7,256.513	50,632.537 41,879.122 37,113.265 32,486.106 31,173.160 22,459.264 15,934.879 4,780.753
57

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.150892 $9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$10.904217 $10.150892 $9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	1,986,263.611 1,299,155.801 1,211,600.768 1,079,446.787 1,335,371.499 697,521.847 609,174.753 520,275.110	233,049.824 156,602.109 119,025.882 131,213.501 192,665.510 120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.150892 $9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$10.904217 $10.150892 $9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	13,006.553 5,251.510 60,770.568 0.000 0.000 0.000 0.000 0.000	0.000 0.000 3,833.130 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.337420 $10.593713 $11.379435 $10.042113 $9.545989 $9.999685	$12.719673 $12.337420 $10.593713 $11.379435 $10.042113 $9.545989	12,765,593.831 11,996,467.842 10,196,930.874 8,110,661.826 4,928,074.845 1,413,126.571	1,139,019.635 1,097,412.547 908,918.444 739,979.650 473,940.331 96,829.920
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.038833 $9.751413 $11.000800 $10.023696 $10.097049 $10.303687 $9.199845 $10.000000	$11.840749 $12.038833 $9.751413 $11.000800 $10.023696 $10.097049 $10.303687 $9.199845	507,386.818 414,183.546 143,768.639 132,155.329 112,403.836 89,543.938 41,164.836 12,860.930	32,214.278 33,651.254 27,620.095 29,886.976 23,432.152 22,376.797 21,172.153 2,560.342
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.502196 $9.449768 $9.480095 $9.588969 $9.699074 $9.810770 $9.923751 $10.000000	$9.416652 $9.502196 $9.449768 $9.480095 $9.588969 $9.699074 $9.810770 $9.923751	6,604,277.148 2,816,175.654 2,826,627.459 2,437,218.640 2,456,952.601 2,010,638.975 1,443,548.814 899,801.995	452,573.957 196,717.887 214,373.622 93,020.599 515,389.143 1,727,056.057 2,879,830.881 145,828.155
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.233853 $10.751618 $11.380554 $10.511182 $10.425007 $10.589984 $10.167870 $10.000000	$13.237123 $12.233853 $10.751618 $11.380554 $10.511182 $10.425007 $10.589984 $10.167870	1,340,728.618 1,413,916.799 1,313,794.770 1,159,911.467 1,296,566.839 1,080,862.218 623,127.531 268,509.728	247,508.540 121,492.005 128,775.408 116,439.464 100,139.594 70,004.737 32,762.921 14,090.541
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.537012 $10.929402 $11.354430 $10.177835 $9.999057	$13.598745 $12.537012 $10.929402 $11.354430 $10.177835	4,477,024.222 3,042,700.590 1,493,863.665 542,728.859 388,732.490	283,744.658 256,000.652 83,880.203 22,016.079 3,180.765
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.496584 $11.350954 $11.950233 $10.247219 $9.999057	$14.711212 $13.496584 $11.350954 $11.950233 $10.247219	1,145,569.164 877,127.320 547,226.258 203,066.232 180,001.729	132,428.171 123,358.042 50,061.605 0.000 0.000
58

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.735682 $11.965214 $12.785227 $10.494991 $9.999057	$16.006508 $14.735682 $11.965214 $12.785227 $10.494991	536,328.774 386,990.307 78,698.880 64,953.339 43,869.130	15,099.022 11,893.611 1,403.735 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.592987 $11.747274 $12.432659 $11.260647 $10.857672 $10.996952 $10.587385 $10.000000	$15.209706 $13.592987 $11.747274 $12.432659 $11.260647 $10.857672 $10.996952 $10.587385	6,275,516.247 6,856,182.751 7,294,458.661 7,713,214.208 7,742,824.084 6,200,833.238 4,320,865.703 1,969,138.867	871,257.413 903,163.185 954,468.899 984,218.848 850,758.710 640,436.437 431,236.557 150,960.379
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.991573 $10.315212 $12.718194 $10.131037 $10.261621 $10.405556 $11.127981 $10.000000	$15.486717 $12.991573 $10.315212 $12.718194 $10.131037 $10.261621 $10.405556 $11.127981	461,442.662 333,545.294 235,143.369 184,789.893 155,959.303 140,136.619 66,623.112 22,301.612	35,667.442 40,987.823 42,726.160 34,642.124 27,841.382 11,797.477 10,139.958 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.383815 $13.609925 $13.777202 $11.938410 $11.598380 $11.718211 $10.993018 $10.000000	$18.514726 $16.383815 $13.609925 $13.777202 $11.938410 $11.598380 $11.718211 $10.993018	7,540,270.194 7,514,073.631 7,090,272.105 6,453,570.890 5,627,498.505 4,122,918.223 2,168,929.879 605,286.567	807,849.380 826,574.561 745,422.044 700,842.517 529,204.466 293,953.434 166,631.869 62,095.414
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.387774 $13.643858 $14.006693 $11.005500 $11.394925 $12.167048 $12.340009 $10.000000	$21.618941 $18.387774 $13.643858 $14.006693 $11.005500 $11.394925 $12.167048 $12.340009	1,024,340.953 744,039.015 286,748.597 204,649.186 121,166.295 98,052.610 64,211.374 28,463.664	54,660.955 32,906.922 12,952.125 12,057.605 8,956.409 9,836.012 7,724.044 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.474237 $11.112818 $11.744831 $10.554151 $10.235360 $10.580640 $10.498423 $10.000000	$13.718617 $12.474237 $11.112818 $11.744831 $10.554151 $10.235360 $10.580640 $10.498423	3,453,914.771 3,773,775.800 3,420,681.390 3,509,521.322 3,349,856.936 2,984,921.195 1,928,571.581 785,477.811	243,184.370 266,832.616 243,501.115 245,002.589 248,346.991 177,112.121 107,274.427 13,158.362
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.987614 $12.849411 $14.557080 $11.839475 $11.317279 $11.695770 $11.549567 $10.000000	$19.654773 $15.987614 $12.849411 $14.557080 $11.839475 $11.317279 $11.695770 $11.549567	495,190.298 361,993.527 194,361.304 163,435.525 81,192.541 94,099.758 36,543.476 2,468.009	48,778.704 35,106.144 23,846.406 16,953.812 10,602.006 7,185.573 1,571.040 5,258.281
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.564673 $12.299314 $13.425178 $11.364591 $10.819148 $11.227145 $11.085692 $10.000000	$16.509577 $14.564673 $12.299314 $13.425178 $11.364591 $10.819148 $11.227145 $11.085692	11,125,048.125 11,264,970.544 11,595,711.062 10,944,980.751 9,047,990.197 7,018,551.500 4,197,855.111 1,507,985.665	650,268.590 662,174.561 676,758.853 655,497.757 572,781.176 477,975.276 365,069.978 85,215.629
59

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.434181 $11.697206 $12.502039 $10.890701 $10.466234 $10.856149 $10.702435 $10.000000	$14.911111 $13.434181 $11.697206 $12.502039 $10.890701 $10.466234 $10.856149 $10.702435	31,073,431.219 29,529,951.788 25,011,917.348 21,275,906.716 20,600,851.837 19,562,323.435 16,886.380.920 5,462,160.802	1,482,255.838 1,454,617.622 1,372,648.352 1,287,145.736 1,314,864.912 1,229,185.209 1,106,523.523 400,013.153
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.812645 $10.103708 $10.230589 $10.006379 $9.917483 $9.998717 $9.623381 $10.000000	$11.454904 $10.812645 $10.103708 $10.230589 $10.006379 $9.917483 $9.998717 $9.623381	2,270,010.611 2,021,328.395 1,791,305.006 1,731,131.639 1,712,205.303 1,210,251.369 655,763.289 199,980.549	750,895.504 766,842.226 246,180.294 212,450.655 186,538.031 115,642.878 78,068.408 5,642.241
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.529881 $15.890715 $17.146612 $14.355718 $13.067996 $13.266196 $11.774789 $10.000000	$24.325915 $20.529881 $15.890715 $17.146612 $14.355718 $13.067996 $13.266196 $11.774789	480,519.402 299,506.853 158,243.703 133,747.154 105,740.003 70,126.307 40,675.593 20,179.528	20,951.046 16,504.634 8,524.337 5,752.607 4,432.723 2,807.748 663.236 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.229536 $10.518792 $12.079938 $10.059488 $10.067158 $10.379348 $10.582852 $10.000000	$13.847691 $12.229536 $10.518792 $12.079938 $10.059488 $10.067158 $10.379348 $10.582852	2,977,884.278 3,201,271.583 3,491,680.387 3,254,401.548 2,765,579.377 2,481,388.175 1,482,653.871 545,902.099	222,545.471 232,352.399 275,515.743 265,916.412 246,354.672 218,118.771 166,273.306 46,261.476
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.405954 $13.974585 $16.082330 $14.372441 $12.721939 $13.258726 $11.663974 $10.000000	$17.384894 $17.405954 $13.974585 $16.082330 $14.372441 $12.721939 $13.258726 $11.663974	673,035.607 475,520.154 255,590.631 193,800.939 145,199.336 88,619.657 60,493.765 31,965.230	150,106.619 111,636.915 20,946.852 21,878.819 22,528.118 14,411.224 6,344.237 6,129.223
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.231902 $11.056189 $11.552910 $10.770135 $10.456119 $10.619703 $10.107747 $10.000000	$13.555479 $12.231902 $11.056189 $11.552910 $10.770135 $10.456119 $10.619703 $10.107747	8,691,034.300 8,812,306.614 8,820,040.201 8,984,307.211 9,385,638.157 7,927,091.042 4,822,103.114 1,755,876.651	625,447.347 641,350.400 632,793.511 662,491.745 643,280.579 522,078.436 357,122.600 83,305.130
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.595045 $10.977505 $11.485905 $10.517546 $10.710585 $11.064219 $10.317071 $10.000000	$12.382714 $12.595045 $10.977505 $11.485905 $10.517546 $10.710585 $11.064219 $10.317071	11,088,317.500 11,211,183.384 11,525,574.113 11,950,678.423 12,807,077.887 11,210,930.239 5,553,032.401 1,731,470.954	569,520.132 601,760.108 655,532.980 695,820.301 746,852.539 757,872.315 428,082.204 170,898.767
60

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.130692 $11.369350 $12.072850 $10.787335 $11.020711 $11.486977 $10.741367 $10.000000	$12.699365 $13.130692 $11.369350 $12.072850 $10.787335 $11.020711 $11.486977 $10.741367	3,818,604.117 4,040,190.096 4,292,261.477 4,562,478.889 4,902,835.025 4,432,074.260 1,630,313.399 534,123.874	442,004.680 453,483.503 464,720.673 495,914.557 553,370.880 453,444.882 222,144.139 68,654.884
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$13.518879 $11.897505 $12.127279 $11.576938	$14.427216 $13.518879 $11.897505 $12.127279	2,805,364.556 2,322,600.061 1,845,229.531 1,340,325.844	75,790.408 59,413.424 18,748.593 10,933.462
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.078504 $11.439829 $12.124074 $10.811064 $10.540233 $10.854242 $10.502044 $10.000000	$13.470531 $13.078504 $11.439829 $12.124074 $10.811064 $10.540233 $10.854242 $10.502044	37,905,076.533 40,186,352.774 41,973,076.451 43,320,969.175 44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935	2,921,283.260 3,073,834.515 3,217,683.031 3,262,583.334 3,206,106.038 2,953,601.177 1,824,512.810 372,941.020
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.499710 $11.270342 $11.826673 $10.774463 $10.471975 $10.666439 $10.252434 $10.000000	$12.963795 $12.499710 $11.270342 $11.826673 $10.774463 $10.471975 $10.666439 $10.252434	3,931,801.857 4,082,948.339 4,300,812.920 4,408,579.201 4,450,403.887 3,706,354.630 2,724,971.946 875,220.175	394,163.900 432,105.682 434,666.576 498,804.300 491,911.299 379,923.921 181,285.657 29,954.334
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.138433 $11.977216 $13.050725 $11.142987 $10.768739 $11.290100 $10.984499 $10.000000	$14.566091 $14.138433 $11.977216 $13.050725 $11.142987 $10.768739 $11.290100 $10.984499	13,261,895.378 14,241,488.007 14,963,453.526 15,551,526.338 15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904	4,207,848.197 4,383,031.913 4,431,073.877 4,455,479.793 4,405,868.528 3,221,577.455 1,422,137.997 312,077.531
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.161002 $12.080245 $12.563616 $11.470549 $11.139325 $11.645646 $10.903208 $10.000000	$16.844905 $14.161002 $12.080245 $12.563616 $11.470549 $11.139325 $11.645646 $10.903208	3,194,153.686 3,449,252.684 3,807,675.652 4,041,185.565 4,542,652.112 4,503,750.020 3,695,013.317 992,195.452	171,508.616 200,891.827 211,873.643 245,326.716 248,371.369 234,967.166 212,258.917 106,705.872
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$27.595173 $22.607969 $21.488070 $15.171617 $15.740648 $14.286806 $13.661415 $10.000000	$59.277189 $27.595173 $22.607969 $21.488070 $15.171617 $15.740648 $14.286806 $13.661415	1,559,903.441 1,124,766.473 197,068.404 124,873.614 100,597.238 52,384.127 37,151.629 17,726.290	96,064.726 67,179.673 7,902.653 8,516.485 8,250.140 5,912.973 3,776.684 1,728.342
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.971275 $11.134129 $12.192691 $10.867088 $10.513098 $10.766844 $10.714003 $10.000000	$15.174404 $12.971275 $11.134129 $12.192691 $10.867088 $10.513098 $10.766844 $10.714003	3,932,275.397 4,139,585.691 4,427,923.003 4,482,156.633 3,129,968.395 810,460.597 108,638.151 32,497.068	401,191.173 405,936.264 382,499.7432 344,653.731 249,427.097 61,131.146 19,450.547 13,264.757
61

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.799251 $9.523349 $10.444947 $9.390991 $9.464171 $9.913106 $9.999055	$11.368391 $10.799251 $9.523349 $10.444947 $9.390991 $9.464171 $9.913106	4,566,434.174 4,589,132.057 3,861,812.717 2,866,590.117 2,448,449.410 1,453,971.420 76,379.514	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.799251 $9.523349 $10.444947 $9.390991 $9.464171 $10.263258	$11.368391 $10.799251 $9.523349 $10.444947 $9.390991 $9.464171	N/A	347,499.016 342,982.857 261,317.666 138,707.744 115,675.498 82,475.437
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.184900 $9.356901 $11.053172 $9.998932	$11.902935 $11.184900 $9.356901 $11.053172	460,271.412 317,533.500 83,922.555 67,036.481	38,282.275 13,298.036 867.438 336.353
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.043864 $13.358009 $14.062241 $12.497609 $11.744808 $11.888160 $10.883184 $10.000000	$18.335173 $16.043864 $13.358009 $14.062241 $12.497609 $11.744808 $11.888160 $10.883184	7,765,850.369 8,037,596.818 8,082,557.605 8,266,653.980 6,011,438.332 613,810.316 31,679.289 12,212.154	1,753,149.103 1,907,647.288 1,942,455.859 1,892,914.028 1,600,191.410 25,697.618 3,915.953 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.492802 $11.404905 $12.397603 $11.193211 $10.744289 $11.152500 $10.462191 $10.000000	$14.520164 $13.492802 $11.404905 $12.397603 $11.193211 $10.744289 $11.152500 $10.462191	5,246,206.037 5,482,331.743 5,828,468.015 6,193,648.375 6,240,137.037 5,660,737.074 4,624,225.559 1,463,697.677	350,212.144 375,142.944 372,310.528 344,966.940 362,355.290 312,740.979 217,229.054 85,934.688
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.085606 $11.259193 $12.008215 $11.003018 $10.602192 $10.952289 $10.190054 $10.000000	$14.215580 $13.085606 $11.259193 $12.008215 $11.003018 $10.602192 $10.952289 $10.190054	2,910,811.479 2,752,545.349 2,789,616.154 3,026,916.356 3,000,803.860 2,187,278.834 828,513.026 318,136.507	189,426.027 203,657.074 174,813.748 197,295.594 163,296.900 107,219.573 55,915.691 32,849.994
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.016058 $11.663948 $12.781448 $11.259471 $10.860289 $11.379196 $10.819034 $10.000000	$15.115437 $14.016058 $11.663948 $12.781448 $11.259471 $10.860289 $11.379196 $10.819034	2,765,637.850 2,971,823.472 3,036,080.606 3,193,268.190 2,958,312.185 2,104,820.788 1,025,743.646 399,652.809	358,829.068 396,721.969 406,367.949 412,626.456 369,246.132 299,063.857 150,111.168 52,959.279
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.697495 $9.999486 $10.219953 $9.878967 $9.751636 $9.813662 $9.514350 $10.000000	$11.358320 $10.697495 $9.999486 $10.219953 $9.878967 $9.751636 $9.813662 $9.514350	4,734,865.863 4,507,023.086 4,078,328.756 3,837,609.038 3,603,596.701 2,789,151.344 2,057,386.825 999,005.652	467,820.514 436,870.549 408,032.862 385,040.793 345,262.575 219,903.010 161,712.401 71,077.327
62

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.525587 $8.905382 $9.150423 $8.974997 $8.745946 $9.108264 $8.912553 $10.000000	$10.235304 $9.525587 $8.905382 $9.150423 $8.974997 $8.745946 $9.108264 $8.912553	1,374,426.054 1,431,548.617 1,349,067.925 1,313,308.475 1,197,959.560 992,524.423 634,739.686 245,406.237	144,724.236 129,910.223 125,339.375 109,482.854 93,302.852 69,326.131 45,705.119 11,790.081
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.923694 $10.843452 $11.295935 $10.229619 $10.080716 $10.443870 $10.196963 $10.000000	$12.571573 $11.923694 $10.843452 $11.295935 $10.229619 $10.080716 $10.443870 $10.196963	1,702,628.192 1,973,129.061 2,128,820.189 2,275,464.773 2,529,250.172 2,516,500.446 1,956,366.926 986,485.934	122,711.843 144,750.429 148,787.888 168,217.273 180,744.514 164,805.083 100,636.795 34,113.523
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.484705 $11.341271 $12.199194 $10.257227 $10.175414 $11.012768 $10.792110 $10.000000	$12.085516 $12.484705 $11.341271 $12.199194 $10.257227 $10.175414 $11.012768 $10.792110	2,955,571.036 3,286,013.490 3,620,948.512 3,694,135.980 3,886,785.438 3,963,221.152 2,772,568.093 1,068,568.547	294,067.806 299,902.639 315,999.003 355,541.841 366,213.855 396,706.155 277,093.187 111,560.626
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.150822 $11.060460 $11.675842 $10.230394 $10.127307 $10.702212 $10.448174 $10.000000	$12.401979 $12.150822 $11.060460 $11.675842 $10.230394 $10.127307 $10.702212 $10.448174	9,480,446.092 10,054,346.988 10,217,809.754 9,690,670.529 9,953,491.562 10,469,253.134 9,739,945.304 3,730,758.901	641,559.590 658,616.755 690,762.959 713,159.092 679,650.913 688,579.617 551,094.701 253,611.218
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.382588 $8.976821 $9.969864	$10.201696 $10.382588 $8.976821	324,432.596 160,588.420 5,555.452	29,561.559 7,693.775 17.261
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.597027 $10.523344 $11.221729 $9.998932	$15.834043 $13.597027 $10.523344 $11.221729	2,550,749.732 1,490,013.574 200,223.280 87,853.517	625,891.633 384,465.642 65,287.850 997.476
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.831369 $14.436960 $16.528450 $14.505763 $12.146057 $12.631853 $12.177203 $10.000000	$18.286720 $17.831369 $14.436960 $16.528450 $14.505763 $12.146057 $12.631853 $12.177203	706,503.253 464,174.794 182,603.274 140,464.752 106,399.063 76,068.916 54,971.042 18,193.980	54,223.365 44,543.146 27,247.225 26,697.259 24,655.707 8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.720454 $16.596211 $18.107637 $15.010885 $13.679092 $13.545434 $12.896853 $10.000000	$26.475801 $21.720454 $16.596211 $18.107637 $15.010885 $13.679092 $13.545434 $12.896853	1,215,729.490 913,606.830 386,389.978 298,003.710 222,570.486 152,938.437 89,796.826 36,367.237	134,191.509 110,143.292 36,872.771 29,643.857 29,151.814 16,964.161 12,915.262 7,173.521
63

B-Share — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.646942 $10.595984 $12.715061 $10.485763 $10.526120 $10.538329 $11.266414 $10.000000	$13.277683 $12.646942 $10.595984 $12.715061 $10.485763 $10.526120 $10.538329 $11.266414	352,000.387 284,588.434 142,677.276 103,272.399 100,459.052 84,451.892 68,345.199 20,897.827	29,900.720 20,333.810 12,867.822 14,583.898 10,284.983 9,422.672 7,872.892 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$24.382552 $17.658014 $17.869453 $14.027132 $13.837347 $13.129488 $11.983201 $10.000000	$33.007615 $24.382552 $17.658014 $17.869453 $14.027132 $13.837347 $13.129488 $11.983201	880,447.591 601,084.202 196,087.946 131,660.198 99,262.203 37,981.151 21,928.432 2,268.861	48,333.784 34,721.646 17,332.848 9,876.924 12,491.758 5,988.011 2,404.406 704.213
C-Share– No longer being sold
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.682267 $11.820889 $12.900074 $11.393112 $11.139271 $11.230363 $10.707426 $10.000000	$14.637531 $13.682267 $11.820889 $12.900074 $11.393112 $11.139271 $11.230363 $10.707426	1,348.896 66.792 66.136 64.970 65.214 64.277 811.084 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.148851 $14.963781 $16.199291 $13.920262 $12.772544 $12.834412 $11.968644 $10.000000	$18.247561 $18.148851 $14.963781 $16.199291 $13.920262 $12.772544 $12.834412 $11.968644	56,363.700 55,789.357 60,554.714 24,376.214 22,176.585 13,887.680 14,624.499 2,369.962	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.361961 $12.953391 $13.882413 $12.208686 $11.406154 $11.498985 $11.152965 $10.000000	$16.899764 $15.361961 $12.953391 $13.882413 $12.208686 $11.406154 $11.498985 $11.152965	37,959.768 30,926.190 30,785.532 30,634.601 31,869.565 13,110.016 8,375.065 1,466.780	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.234341 $9.566717 $9.850921 $9.713438 $9.644934 $9.832499 $9.547280 $10.000000	$10.986255 $10.234341 $9.566717 $9.850921 $9.713438 $9.644934 $9.832499 $9.547280	25,171.641 13,481.248 12,804.503 14,690.140 16,226.527 13,550.909 11,256.709 1,815.406	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
64

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.939850 $17.150058 $17.577203 $14.004679 $13.074793 $12.507820 $11.783374 $10.000000	$32.640965 $21.939850 $17.150058 $17.577203 $14.004679 $13.074793 $12.507820 $11.783374	28,527.017 29,915.721 31,216.218 34,838.539 23,099.573 22,991.594 12,226.155 4,230.107	2,475.986 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.765057 $16.018036 $16.674335 $13.926839 $12.765060 $12.861910 $11.884149 $10.000000	$21.953998 $19.765057 $16.018036 $16.674335 $13.926839 $12.765060 $12.861910 $11.884149	21,872.037 22,840.591 25,393.271 27,866.391 24,888.227 54,230.459 11,316.328 4,909.629	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.340754 $11.097987 $13.061780 $10.103487 $9.975250 $10.680630 $11.215808 $10.000000	$14.873939 $13.340754 $11.097987 $13.061780 $10.103487 $9.975250 $10.680630 $11.215808	88,676.432 90,283.883 85,308.579 72,016.486 61,724.332 56,199.076 51,256.929 1,229.873	4,540.565 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.057820 $13.185956 $14.064950 $12.344444 $11.759851 $11.942380 $11.063047 $10.000000	$19.241959 $16.057820 $13.185956 $14.064950 $12.344444 $11.759851 $11.942380 $11.063047	37,582.271 53,464.120 53,008.520 57,000.839 48,464.130 36,914.394 14,364.577 1,997.869	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.125115 $14.848151 $16.211056 $13.587771 $12.854041 $13.046409 $11.908722 $10.000000	$24.438841 $19.125115 $14.848151 $16.211056 $13.587771 $12.854041 $13.046409 $11.908722	26,867.177 17,273.295 17,739.753 18,826.183 20,147.049 20,848.664 14,462.604 1,992.978	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.246818 $13.443301 $16.077840 $13.593573 $12.377761 $12.824063 $12.326543 $10.000000	$18.789310 $16.246818 $13.443301 $16.077840 $13.593573 $12.377761 $12.824063 $12.326543	35,923.343 23,454.665 24,072.052 25,002.520 21,374.080 3,557.511 5,679.638 2,736.118	2,633.181 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.500861 $11.780953 $14.555222 $12.456220 $11.617339 $12.230390 $11.702776 $10.000000	$16.428902 $15.500861 $11.780953 $14.555222 $12.456220 $11.617339 $12.230390 $11.702776	13,718.936 13,983.821 14,871.276 15,322.407 15,789.843 16,984.649 9,025.567 886.819	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
65

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.839992 $11.346071 $12.408182 $10.992667 $10.581922 $10.953594 $10.645948 $10.000000	$13.344925 $12.839992 $11.346071 $12.408182 $10.992667 $10.581922 $10.953594 $10.645948	7,877.426 5,325.253 5,840.129 6,886.700 7,588.397 2,958.721 4,200.287 550.217	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.228485 $9.526088 $9.989138	$12.390586 $11.228485 $9.526088	0.000 0.000 0.000	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.072034 $10.795179 $11.309743 $10.750689 $9.527080 $10.146079 $9.980853 $10.000000	$12.398929 $12.072034 $10.795179 $11.309743 $10.750689 $9.527080 $10.146079 $9.980853	4,794.001 5,546.000 8,706.002 16,435.752 13,683.032 12,482.790 7,902.719 287.883	1,761.199 1,761.367 1,761.553 1,761.745 1,761.943 1,762.157 1,762.369 1,762.588
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.142485 $13.313581 $15.366192 $13.485080 $11.993179 $12.710268 $11.572700 $10.000000	$14.636698 $16.142485 $13.313581 $15.366192 $13.485080 $11.993179 $12.710268 $11.572700	54,869.536 51,434.175 52,935.788 55,254.902 49,913.703 77,072.382 60,730.462 2,624.079	5,208.600 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.655796 $9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$10.294901 $9.655796 $9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	33,069.562 27,377.392 19,069.474 28,359.465 29,344.458 9,279.552 6,050.282 2,022.228	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.655796 $9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$10.294901 $9.655796 $9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	2,310.160 0.000 6,168.349 0.000 7,342.455 21,495.267 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.912802 $10.306079 $11.154275 $9.917245 $9.498051 $9.999480	$12.190119 $11.912802 $10.306079 $11.154275 $9.917245 $9.498051	73,468.011 72,616.531 80,612.847 94,126.878 59,336.296 4,255.608	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.451711 $9.345635 $10.622887 $9.751973 $9.897032 $10.175588 $9.153815 $10.000000	$11.179078 $11.451711 $9.345635 $10.622887 $9.751973 $9.897032 $10.175588 $9.153815	2,872.045 2,785.687 3,200.726 3,379.952 7,248.894 7,355.846 3,859.222 204.168	627.785 627.845 627.911 627.979 628.050 628.126 628.202 628.281
66

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.038716 $9.056499 $9.154333 $9.328962 $9.506929 $9.688788 $9.874119 $10.000000	$8.890393 $9.038716 $9.056499 $9.154333 $9.328962 $9.506929 $9.688788 $9.874119	12,412.192 14,846.830 4,178.624 25,770.812 16,225.984 144,783.598 15,380.422 5,573.634	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.637167 $10.304186 $10.989536 $10.226195 $10.218494 $10.458333 $10.117028 $10.000000	$12.497469 $11.637167 $10.304186 $10.989536 $10.226195 $10.218494 $10.458333 $10.117028	8,840.421 11,388.818 11,849.520 12,323.552 15,478.177 15,634.474 16,357.190 3,239.238	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.186062 $10.703400 $11.203821 $10.118180 $9.998443	$13.119346 $12.186062 $10.703400 $11.203821 $10.118180	165.352 168.530 171.793 2.390 2,915.905	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.118764 $11.116236 $11.791738 $10.187153 $9.998443	$14.192573 $13.118764 $11.116236 $11.791738 $10.187153	0.000 6,676.999 4,206.444 4,652.082 5,135.445	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.323202 $11.717810 $12.615676 $10.433489 $9.998443	$15.442212 $14.323202 $11.717810 $12.615676 $10.433489	1,233.997 1,852.186 2,048.908 1,292.819 1,293.016	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.930053 $11.258433 $12.005517 $10.955354 $10.642594 $10.860255 $10.534462 $10.000000	$14.359851 $12.930053 $11.258433 $12.005517 $10.955354 $10.642594 $10.860255 $10.534462	35,858.079 37,259.535 40,341.229 69,219.580 78,983.422 60,781.056 43,907.891 9,529.686	8,009.652 8,229.899 8,451.443 8,660.937 8,862.451 9,076.293 9,284.186 0.000
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.357963 $9.885942 $12.281281 $9.856364 $10.058348 $10.276225 $11.072399 $10.000000	$14.621396 $12.357963 $9.885942 $12.281281 $9.856364 $10.058348 $10.276225 $11.072399	58,870.753 59,337.621 59,608.467 60,111.643 59,282.425 76,411.278 53,613.106 2,797.604	2,213.481 2,213.693 2,213.927 2,214.167 2,214.417 2,214.685 2,214.953 2,215.228
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.584836 $13.043639 $13.303907 $11.614754 $11.368647 $11.572559 $10.938069 $10.000000	$17.480286 $15.584836 $13.043639 $13.303907 $11.614754 $11.368647 $11.572559 $10.938069	63,667.967 71,156.859 73,133.653 74,486.167 59,166.221 49,816.031 32,783.435 6,600.572	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
67

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.491032 $13.076114 $13.525502 $10.707096 $11.169203 $12.015839 $12.278394 $10.000000	$20.410995 $17.491032 $13.076114 $13.525502 $10.707096 $11.169203 $12.015839 $12.278394	1,729.583 2,066.993 1,977.674 3,522.790 2,036.373 10,483.945 9,494.094 3,585.144	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.865864 $10.650387 $11.341307 $10.267999 $10.032590 $10.449099 $10.445939 $10.000000	$12.952086 $11.865864 $10.650387 $11.341307 $10.267999 $10.032590 $10.449099 $10.445939	16,356.281 18,873.017 16,581.212 18,686.618 18,591.073 17,918.589 10,973.040 1,519.090	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.207915 $12.314720 $14.057013 $11.518496 $11.093105 $11.550401 $11.491860 $10.000000	$18.556606 $15.207915 $12.314720 $14.057013 $11.518496 $11.093105 $11.550401 $11.491860	55,224.000 57,452.505 43,694.427 43,680.340 44,233.208 44,956.410 31,917.221 2,392.175	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.854389 $11.787536 $12.963982 $11.056483 $10.604829 $11.087576 $10.648942 $10.000000	$15.587143 $13.854389 $11.787536 $12.963982 $11.056483 $10.604829 $10.721200 $10.648942	327,991.329 338,870.002 368,996.918 420,324.581 415,923.412 328,686.896 251,113.564 173,290.957	7,774.081 7,988.119 8,203.429 8,594.813 9,250.590 10,482.944 10,710.281 13,241.008
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.779011 $11.210462 $12.072521 $10.595439 $10.258913 $10.721200 $11.030283 $10.000000	$14.077971 $12.779011 $11.210462 $12.072521 $10.595439 $10.258913 $11.087576 $11.030283	186,075.015 199,710.287 211,376.146 217,145.565 237,748.293 221,914.899 235,001.326 85,646.318	0.000 0.000 0.000 193.986 669.141 1,727.549 10,044.063 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.285302 $9.683256 $9.879065 $9.735073 $9.721015 $9.874394 $9.575240 $10.000000	$10.814843 $10.285302 $9.683256 $9.879065 $9.735073 $9.721015 $9.874394 $9.575240	5,434.342 19,796.230 12,029.853 15,981.116 14,549.395 5,104.349 5,252.076 1,005.136	8,174.154 2,364.814 2,365.064 2,365.322 2,365.589 2,365.876 2,366.161 2,366.456
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.528758 $15.229549 $16.557648 $13.966599 $12.809199 $13.101339 $11.715964 $10.000000	$22.966844 $19.528758 $15.229549 $16.557648 $13.966599 $12.809199 $13.101339 $11.715964	70,829.557 70,830.101 70,782.370 70,782.370 72,049.553 2,150.606 7,061.914 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
68

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.633101 $10.081072 $11.664949 $9.786759 $9.867739 $10.250325 $10.529969 $10.000000	$13.073946 $11.633101 $10.081072 $11.664949 $9.786759 $9.867739 $10.250325 $10.529969	22,034.224 19,369.520 20,067.242 20,184.517 20,261.118 19,199.829 5,371.619 3,903.920	8,099.373 8,321.758 8,545.438 8,756.945 8,960.425 12,568.084 9,386.223 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.557149 $13.393136 $15.529922 $13.982875 $12.469993 $13.093960 $11.605686 $10.000000	$16.413528 $16.557149 $13.393136 $15.529922 $13.982875 $12.469993 $13.093960 $11.605686	20,551.800 20,991.740 23,378.338 27,094.248 17,391.410 28,333.408 15,708.208 3,547.942	525.220 525.271 525.326 525.383 525.443 525.507 525.570 525.635
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.635337 $10.596110 $11.155971 $10.478119 $10.248971 $10.487665 $10.057197 $10.000000	$12.798069 $11.635337 $10.596110 $11.155971 $10.478119 $10.248971 $10.487665 $10.057197	23,726.449 26,923.404 34,059.811 30,643.796 43,842.958 40,711.532 32,100.578 35,485.172	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.980763 $10.520686 $11.091262 $10.232375 $10.498420 $10.926676 $10.265484 $10.000000	$11.690773 $11.980763 $10.520686 $11.091262 $10.232375 $10.498420 $10.926676 $10.265484	35,371.542 34,927.016 54,630.222 125,798.857 136,166.917 115,317.084 59,980.890 25,530.491	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.490284 $10.896223 $11.658071 $10.494866 $10.802412 $11.344192 $10.687674 $10.000000	$11.989705 $12.490284 $10.896223 $11.658071 $10.494866 $10.802412 $11.344192 $10.687674	1,888.797 1,952.456 2,369.728 2,522.115 9,680.316 6,960.974 3,479.643 1,438.175	0.000 0.000 0.000 0.000 0.000 1,602.369 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$12.859602 $11.402478 $11.710661 $11.227768	$13.621111 $12.859602 $11.402478 $11.710661	13,331.982 15,834.484 13,701.961 2,569.559	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.440648 $10.963781 $11.707526 $10.517948 $10.331440 $10.719311 $10.449534 $10.000000	$12.717828 $12.440648 $10.963781 $11.707526 $10.517948 $10.331440 $10.719311 $10.449534	76,995.197 80,719.899 88,361.677 100,837.129 115,510.004 132,776.958 134,939.596 66,841.118	748.572 752.784 756.968 761.287 765.794 770.594 775.283 779.908
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.890101 $10.801363 $11.420359 $10.482347 $10.264536 $10.533842 $10.201181 $10.000000	$12.239426 $11.890101 $10.801363 $11.420359 $10.482347 $10.264536 $10.533842 $10.201181	7,034.015 9,869.094 9,960.446 10,705.339 10,782.479 12,276.695 11,369.144 3,755.106	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
69

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.448923 $11.478833 $12.602378 $10.840879 $10.555422 $11.149760 $10.929605 $10.000000	$13.752209 $13.448923 $11.478833 $12.602378 $10.840879 $10.555422 $11.149760 $10.929605	33,813.347 44,140.756 46,442.075 32,600.866 54,429.895 154,862.404 322,858.268 282,854.970	0.000 0.000 0.000 0.000 0.000 1,621.142 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.470393 $11.577568 $12.131985 $11.159568 $10.918676 $11.500897 $10.848708 $10.000000	$15.903788 $13.470393 $11.577568 $12.131985 $11.159568 $10.918676 $11.500897 $10.848708	50,876.173 72,106.765 75,955.179 85,467.252 99,337.135 104,387.475 123,894.119 31,497.804	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.249687 $21.667535 $20.750186 $14.760433 $15.429000 $14.109322 $13.593218 $10.000000	$55.966609 $26.249687 $21.667535 $20.750186 $14.760433 $15.429000 $14.109322 $13.593218	52,725.505 45,127.699 38,445.320 16,083.991 11,395.656 10,874.295 9,517.292 1,952.504	499.937 1,134.241 500.378 500.092 500.149 500.209 500.269 500.331
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.338633 $10.670793 $11.773806 $10.572469 $10.304844 $10.633000 $10.660455 $10.000000	$14.326521 $12.338633 $10.670793 $11.773806 $10.572469 $10.304844 $10.633000 $10.660455	44,548.574 49,677.814 27,139.287 30,061.488 29,862.884 19,659.610 21,409.004 11,363.560	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.390283 $9.231656 $10.201699 $9.241117 $9.383040 $9.902116 $9.998439	$10.856140 $10.390283 $9.231656 $10.201699 $9.241117 $9.383040 $9.902116	6,193.829 8,428.812 18,522.841 42,620.600 44,543.920 43,359.222 0.000	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.390283 $9.231656 $10.201699 $9.241117 $9.383040 $10.226444	$10.856140 $10.390283 $9.231656 $10.201699 $9.241117 $9.383040	N/A	0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$10.962616 $9.239950 $10.997715 $9.998315	$11.579217 $10.962616 $9.239950 $10.997715	1,766.079 2,040.949 966.422 658.294	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.261441 $12.802190 $13.579168 $12.158821 $11.512194 $11.740407 $10.828798 $10.000000	$17.310753 $15.261441 $12.802190 $13.579168 $12.158821 $11.512194 $11.740407 $10.828798	22,231.270 25,249.890 25,648.047 226,081.157 223,355.809 1,333.858 1,378.199 1,040.155	1,109.091 1,109.197 1,109.314 1,109.435 1,109.560 1,109.694 1,109.828 1,109.966
70

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.834774 $10.930335 $11.971697 $10.889772 $10.531472 $11.013876 $10.409893 $10.000000	$13.708867 $12.834774 $10.930335 $11.971697 $10.889772 $10.531472 $11.013876 $10.409893	44,481.126 48,479.141 58,325.943 94,971.948 102,519.460 90,093.825 81,603.570 43,359.072	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.447433 $10.790673 $11.595653 $10.704716 $10.392183 $10.816153 $10.139103 $10.000000	$13.421312 $12.447433 $10.790673 $11.595653 $10.704716 $10.392183 $10.816153 $10.139103	15,471.098 17,671.748 18,024.553 18,016.761 15,688.425 16,990.580 11,043.253 2,180.229	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.332506 $11.178592 $12.342364 $10.954225 $10.645176 $11.237755 $10.764954 $10.000000	$14.270874 $13.332506 $11.178592 $12.342364 $10.954225 $10.645176 $11.237755 $10.764954	46,628.272 45,361.284 42,443.460 43,188.008 45,913.541 282,128.339 14,290.073 556.157	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.175767 $9.583376 $9.868801 $9.611129 $9.558465 $9.691647 $9.466752 $10.000000	$10.723649 $10.175767 $9.583376 $9.868801 $9.611129 $9.558465 $9.691647 $9.466752	143,270.258 133,949.352 145,472.624 138,431.109 139,061.994 185,477.046 194,889.381 32,790.324	7,156.369 1,200.668 1,200.795 1,200.925 1,201.061 1,201.207 1,201.352 1,201.501
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.060938 $8.534727 $8.835947 $8.731587 $8.572621 $8.994968 $8.867938 $10.000000	$9.663329 $9.060938 $8.534727 $8.835947 $8.731587 $8.572621 $8.994968 $8.867938	9,486.506 4,857.458 5,176.240 5,455.889 8,848.154 9,352.760 11,661.024 8,649.772	620.194 620.253 620.319 620.387 620.458 620.533 620.608 620.685
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.342160 $10.392222 $10.907839 $9.952261 $9.881016 $10.314031 $10.145981 $10.000000	$11.869106 $11.342160 $10.392222 $10.907839 $9.952261 $9.881016 $10.314031 $10.145981	11,497.646 13,849.761 13,396.053 13,651.489 15,437.709 18,840.103 3,811.316 2,514.838	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.875781 $10.869310 $11.780071 $9.979113 $9.973829 $10.875866 $10.738168 $10.000000	$11.410140 $11.875781 $10.869310 $11.780071 $9.979113 $9.973829 $10.875866 $10.738168	16,604.270 20,342.656 21,710.492 18,368.564 30,835.310 34,509.771 223,746.841 9,775.439	7,838.722 8,054.699 8,271.962 8,477.418 8,675.011 8,884.706 9,088.615 0.000
71

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.558162 $10.600172 $11.274671 $9.952995 $9.926665 $10.569164 $10.395937 $10.000000	$11.708904 $11.558162 $10.600172 $11.274671 $9.952995 $9.926665 $10.569164 $10.395937	22,537.134 24,230.779 25,943.742 33,278.685 35,735.642 37,220.373 51,906.971 38,791.540	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.253245 $8.931714 $9.969658	$9.999300 $10.253245 $8.931714	8,084.528 64,905.970 65,184.792	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.326869 $10.391861 $11.165434 $9.998315	$15.403513 $13.326869 $10.391861 $11.165434	902.100 903.132 833.176 1,308.035	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.961751 $13.836208 $15.960659 $14.112515 $11.905464 $12.474849 $12.116373 $10.000000	$17.264927 $16.961751 $13.836208 $15.960659 $14.112515 $11.905464 $12.474849 $12.116373	41,203.995 39,784.909 28,423.710 3,648.079 4,517.108 5,021.213 8,091.209 2,146.864	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.661217 $15.905652 $17.485633 $14.603993 $13.408199 $13.377124 $12.832468 $10.000000	$24.996567 $20.661217 $15.905652 $17.485633 $14.603993 $13.408199 $13.377124 $12.832468	29,203.284 28,543.212 28,919.967 29,971.042 22,327.009 17,139.038 12,381.004 2,921.469	500.990 1,102.461 501.090 501.145 501.201 501.262 501.323 501.385
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.030099 $10.155017 $12.278240 $10.201465 $10.317588 $10.407336 $11.210143 $10.000000	$12.535692 $12.030099 $10.155017 $12.278240 $10.201465 $10.317588 $10.407336 $11.210143	1,181.158 1,021.141 993.707 918.238 965.898 51,701.581 50,593.389 935.393	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.193639 $16.923363 $17.255687 $13.646902 $13.563320 $12.966311 $11.923333 $10.000000	$31.163745 $23.193639 $16.923363 $17.255687 $13.646902 $13.563320 $12.966311 $11.923333	29,098.704 29,291.128 1,650.069 1,919.858 1,940.648 44,400.705 48,163.289 0.000	0.000 538.404 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.866036 $11.955722 $13.020992 $11.476985 $11.198895 $11.267902 $10.721751 $10.000000	$14.863837 $13.866036 $11.955722 $13.020992 $11.476985 $11.198895 $11.267902 $10.721751	47,885.321 46,977.207 42,175.647 41,999.001 48,353.730 43,641.424 39,361.731 20,225.891	9,858.028 9,858.028 9,585.028 9,858.028 10,396.930 324.989 173.219 0.000
72

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.392173 $15.134149 $16.350828 $14.022532 $12.840773 $12.877240 $11.984631 $10.000000	$18.529234 $18.392173 $15.134149 $16.350828 $14.022532 $12.840773 $12.877240 $11.984631	19,116.248 35,267.080 30,608.897 33,662.772 38,296.056 234,833.954 311,389.903 22,366.172	8,640.050 8,640.050 8,640.050 8,640.050 8,640.050 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.568251 $13.101108 $14.012505 $12.298547 $11.467198 $11.537406 $11.167882 $10.000000	$17.161011 $15.568251 $13.101108 $14.012505 $12.298547 $11.467198 $11.537406 $11.167882	267,173.120 413,697.938 420,917.622 477,810.536 490,120.416 832,093.984 1,021,170.053 38,508.774	52,372.999 53,257.314 53,819.470 54,626.833 54,989.984 56,499.175 47,518.132 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.371787 $9.675819 $9.943245 $9.784941 $9.696552 $9.865372 $9.560048 $10.000000	$11.156100 $10.371787 $9.675819 $9.943245 $9.784941 $9.696552 $9.865372 $9.560048	174,619.468 189,003.874 150,293.903 150,789.290 156,971.590 150,809.018 87,578.639 37,388.566	206.057 1,434.595 5,210.409 5,416.749 6,724.773 6,842.554 4,471.593 1,427.989
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.234435 $17.345605 $17.741896 $14.107757 $13.144757 $12.549625 $11.799133 $10.000000	$33.145406 $22.234435 $17.345605 $17.741896 $14.107757 $13.144757 $12.549625 $11.799133	193,328.969 223,308.644 212,878.247 293,845.318 260,265.297 241,270.576 171,896.739 62,601.025	9,811.234 8,526.065 10,476.400 8,825.244 6,321.166 0.000 2,591.919 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.030407 $16.200648 $16.830546 $14.029339 $12.833364 $12.904886 $11.900033 $10.000000	$22.293322 $20.030407 $16.200648 $16.830546 $14.029339 $12.833364 $12.904886 $11.900033	171,931.459 193,786.639 196,405.154 284,937.161 263,154.209 240,353.312 222,652.203 46,067.017	2,395.579 2,653.089 2,829.755 1,216.627 866.943 294.343 294.733 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.519931 $11.224568 $13.184180 $10.177869 $10.028655 $10.716334 $11.230806 $10.000000	$15.103908 $13.519931 $11.224568 $13.184180 $10.177869 $10.028655 $10.716334 $11.230806	90,046.564 105,454.495 105,864.803 180,182.088 141,224.812 112,022.084 110,861.793 26,776.622	2,829.562 48.290 201.010 643.316 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.273140 $13.336109 $14.196549 $12.435171 $11.822694 $11.982257 $11.077851 $10.000000	$19.538998 $16.273140 $13.336109 $14.196549 $12.435171 $11.822694 $11.982257 $11.077851	225,593.997 229,984.253 223,355.324 231,482.657 211,684.056 236,500.341 140,196.806 40,872.660	619.707 951.587 961.296 967.623 2,980.521 2,257.697 315.699 0.000
73

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.381561 $15.017209 $16.362706 $13.687606 $12.922704 $13.089927 $11.924618 $10.000000	$24.816079 $19.381561 $15.017209 $16.362706 $13.687606 $12.922704 $13.089927 $11.924618	123,074.436 157,646.738 154,907.982 175,649.601 144,371.593 338,791.784 405,866.615 43,870.000	12,300.393 12,348.122 12,494.157 12,725.495 12,755.688 6,255.046 6,183.539 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.464714 $13.596417 $16.228296 $13.693495 $12.443921 $12.866880 $12.343022 $10.000000	$19.079416 $16.464714 $13.596417 $16.228296 $13.693495 $12.443921 $12.866880 $12.343022	70,835.239 66,703.081 82,437.737 123,847.097 114,396.332 100,367.723 112,740.671 24,986.510	2,939.284 1,568.757 1,658.075 1,986.532 1,509.922 1,218.939 3,219.028 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.708724 $11.915120 $14.691410 $12.547771 $11.679416 $12.271210 $11.718414 $10.000000	$16.682549 $15.708724 $11.915120 $14.691410 $12.547771 $11.679416 $12.271210 $11.718414	14,258.600 14,377.056 26,699.153 31,959.269 35,973.467 30,726.986 22,488.816 17,597.667	887.490 751.884 910.578 664.621 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.012399 $11.475439 $12.524439 $11.073573 $10.638550 $10.990212 $10.660185 $10.000000	$13.551212 $13.012399 $11.475439 $12.524439 $11.073573 $10.638550 $10.990212 $10.660185	13,998.540 14,598.403 14,704.317 15,160.668 16,713.734 18,265.474 18,009.869 6,923.531	238.209 394.557 380.901 371.314 2,263.279 1,925.611 1,888.432 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.266033 $9.538875 $9.989193	$12.456883 $11.266033 $9.538875	518.882 0.000 0.000	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.233901 $10.918097 $11.415565 $10.829680 $9.577987 $10.179942 $9.994196 $10.000000	$12.590335 $12.233901 $10.918097 $11.415565 $10.829680 $9.577987 $10.179942 $9.994196	116,297.656 199,554.732 184,939.043 255,645.220 264,475.912 311,225.087 391,614.502 36,469.827	474.899 843.248 1,799.115 1,899.102 2,160.444 1,261.082 1,058.653 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.358915 $13.465162 $15.509932 $13.584159 $12.057250 $12.752670 $11.588159 $10.000000	$14.862651 $16.358915 $13.465162 $15.509932 $13.584159 $12.057250 $12.752670 $11.588159	37,171.309 36,041.273 37,957.213 46,593.901 48,844.717 39,063.966 32,466.842 13,699.963	3,446.675 227.310 148.536 83.232 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.785263 $9.358881 $9.518945 $9.458503 $9.606785 $9.788679 $9.534930 $10.000000	$10.453811 $9.785263 $9.358881 $9.518945 $9.458503 $9.606785 $9.788679 $9.534930	216,831.744 234,672.704 164,626.332 218,333.102 350,108.185 92,694.557 37,153.034 15,665.525	201.930 1,500.327 1,463.854 1,506.658 1,441.485 6,895.102 1,435.582 1,429.136
74

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.785263 $9.358881 $9.518945 $9.458503 $9.606785 $9.788679 $9.534930 $10.000000	$10.453811 $9.785263 $9.358881 $9.518945 $9.458503 $9.606785 $9.788679 $9.534930	273,737.875 208,366.911 470,830.332 421,330.685 688,671.518 826,487.850 19,897.936 0.000	713.236 0.000 1,502.559 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.024470 $10.381921 $11.213807 $9.950348 $9.510781 $9.999534	$12.329022 $12.024470 $10.381921 $11.213807 $9.950348 $9.510781	187,396.987 222,750.067 221,758.060 183,321.357 94,603.925 32,067.810	13,321.164 13,492.402 13,653.941 2,047.496 2,047.643 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.605280 $9.452063 $10.722280 $9.823625 $9.949920 $10.209561 $9.166064 $10.000000	$11.351679 $11.605280 $9.452063 $10.722280 $9.823625 $9.949920 $10.209561 $9.166064	44,728.414 51,143.116 52,289.840 49,230.202 46,612.264 47,199.618 46,371.490 18,021.280	1,960.474 1,828.707 1,875.202 1,820.132 2,903.238 2,864.657 981.892 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.159944 $9.159650 $9.240015 $9.397543 $9.557744 $9.721140 $9.887333 $10.000000	$9.027686 $9.159944 $9.159650 $9.240015 $9.397543 $9.557744 $9.721140 $9.887333	617,910.630 533,627.892 489,044.395 411,203.020 576,390.589 425,951.210 145,086.206 170,118.831	6,028.475 1,335.129 837.954 1,879.782 0.000 0.000 12,825.590 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.793244 $10.421547 $11.092384 $10.301359 $10.273100 $10.493249 $10.130552 $10.000000	$12.690424 $11.793244 $10.421547 $11.092384 $10.301359 $10.273100 $10.493249 $10.130552	86,146.385 92,763.587 66,420.503 66,582.641 74,164.353 87,591.592 64,496.580 32,345.543	509.954 1,603.500 1,669.085 1,662.608 1,690.239 1,695.618 1,334.555 1,362.039
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.278594 $10.763154 $11.243752 $10.134035 $9.998607	$13.245420 $12.278594 $10.763154 $11.243752 $10.134035	43,777.490 43,839.852 26,195.948 18,502.543 19,098.818	42,927.986 44.291 44.500 320.282 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.218404 $11.178307 $11.833770 $10.203130 $9.998607	$14.328990 $13.218404 $11.178307 $11.833770 $10.203130	9,574.139 11,470.518 2,668.048 2,783.094 1,799.807	42.514 42.698 42.900 308.769 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.431966 $11.783235 $12.660643 $10.449847 $9.998607	$15.590607 $14,431966 $11.783235 $12.660643 $10.449847	415.460 415.639 875.710 0.000 0.000	40.296 40.470 40.662 292.653 0.000
75

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.103447 $11.386645 $12.117851 $11.035867 $10.699456 $10.896498 $10.548539 $10.000000	$14.581549 $13.103447 $11.386645 $12.117851 $11.035867 $10.699456 $10.896498 $10.548539	276,678.835 416,211.499 447,086.233 593,217.187 641,981.539 1,070,091.882 1,220,013.241 196,578.173	1,551.041 1,884.152 1,840.243 6,686.367 6,027.377 6,614.375 8,378.796 2,970.057
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.523673 $9.998525 $12.396200 $9.928806 $10.112097 $10.310526 $11.087194 $10.000000	$14.847102 $12.523673 $9.998525 $12.396200 $9.928806 $10.112097 $10.310526 $11.087194	33,089.379 36,784.020 55,004.576 61,351.610 57,408.209 54,212.042 34,404.191 20,071.429	933.507 973.056 7,172.520 7,694.574 8,227.255 7,966.734 7,765.188 2,216.473
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.793846 $13.192193 $13.428412 $11.700135 $11.429405 $11.611194 $10.952695 $10.000000	$17.750156 $15.793846 $13.192193 $13.428412 $11.700135 $11.429405 $11.611194 $10.952695	269,726.179 274,403.137 221,189.116 213,770.542 177,736.141 185,809.247 118,866.057 36,406.657	19,459.192 19,794.949 20,055.599 20,331.131 20,595.724 2,935.348 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.725543 $13.224994 $13.652028 $10.785782 $11.228873 $12.055926 $12.294781 $10.000000	$20.726047 $17.725543 $13.224994 $13.652028 $10.785782 $11.228873 $12.055926 $12.294781	41,382.505 37,986.815 46,299.673 31,423.654 22,483.735 32,417.770 20,474.406 13,319.169	201.431 337.072 1,868.733 3,839.695 2,662.707 2,255.355 2,181.573 1,466.627
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.025002 $10.771690 $11.447461 $10.343485 $10.086216 $10.483993 $10.459910 $10.000000	$13.152051 $12.025002 $10.771690 $11.447461 $10.343485 $10.086216 $10.483993 $10.459910	214,408.142 228,013.395 238,098.105 300,187.157 282,607.345 344,885.328 211,031.261 67,881.046	858.519 884.343 902.572 0.000 3,643.643 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.411824 $12.454946 $14.188519 $11.603137 $11.152369 $11.588948 $11.507218 $10.000000	$18.843041 $15.411824 $12.454946 $14.188519 $11.603137 $11.152369 $11.588948 $11.507218	18,911.015 32,267.889 34,304.211 32,065.841 33,023.966 33,200.678 8,707.303 272.674	7,586.281 7,586.434 7,586.604 7,809.661 7,550.613 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.040165 $11.921761 $13.085282 $11.137751 $10.661503 $11.124607 $11.045046 $10.000000	$15.827769 $14.040165 $11.921761 $13.085282 $11.137751 $10.661503 $11.124607 $11.045046	331,810.121 459,061.649 494,696.487 821,773.810 677,420.411 616,223.902 466,456.736 304,967.975	460.931 49,988.760 50,123.781 95,120.354 0.000 0.000 0.000 0.000
76

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.950359 $11.338118 $12.185474 $10.673292 $10.313725 $10.756983 $10.663171 $10.000000	$14.295270 $12.950359 $11.338118 $12.185474 $10.673292 $10.313725 $10.756983 $10.663171	577,713.850 659,890.554 709,534.616 821,275.683 928,093.753 1,090,202.578 984,620.645 439,515.810	7,077.505 24,606.132 26,826.842 29,037.062 31,389.497 33,969.733 36,575.799 13,644.352
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.423223 $9.793524 $9.971515 $9.806624 $9.772973 $9.907375 $9.588054 $10.000000	$10.981800 $10.423223 $9.793524 $9.971515 $9.806624 $9.772973 $9.907375 $9.588054	67,635.705 68,209.905 72,824.027 164,699.959 281,809.908 93,990.865 60,842.207 19,287.425	7,129.521 3,692.173 6,252.293 9,690.082 8,283.294 5,427.576 5,116.567 3,013.827
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.790578 $15.402942 $16.712538 $14.069218 $12.877634 $13.145060 $11.731616 $10.000000	$23.321314 $19.790578 $15.402942 $16.712538 $14.069218 $12.877634 $13.145060 $11.731616	15,617.158 17,840.441 32,135.683 34,403.618 14,641.533 17,568.139 12,805.714 279.428	285.277 560.898 7,289.229 7,794.313 7,286.308 6,806.249 6,842.272 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.789095 $10.195876 $11.774100 $9.858704 $9.920481 $10.284549 $10.544050 $10.000000	$13.275762 $11.789095 $10.195876 $11.774100 $9.858704 $9.920481 $10.284549 $10.544050	58,859.646 64,818.253 69,327.881 163,324.752 77,942.824 72,891.068 59,978.044 16,310.542	0.000 0.000 0.000 0.000 0.000 10,526.005 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.779151 $13.545638 $15.675200 $14.085605 $12.536602 $13.137653 $11.621198 $10.000000	$16.666903 $16.779151 $13.545638 $15.675200 $14.085605 $12.536602 $13.137653 $11.621198	74,709.154 129,563.046 105,706.232 161,855.498 155,210.831 466,359.330 635,812.313 27,042.732	338.371 652.261 1,752.290 1,913.773 1,696.106 1,157.534 1,158.864 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.791380 $10.716783 $11.260378 $10.555146 $10.303757 $10.522686 $10.070649 $10.000000	$12.995661 $11.791380 $10.716783 $11.260378 $10.555146 $10.303757 $10.522686 $10.070649	204,683.729 222,010.825 247,846.300 268,110.978 349,483.270 312,588.757 282,217.982 110,084.606	37,411.473 25,093.495 25,476.136 25,726.285 161,336.864 159,318.601 158,925.183 77,264.351
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.141420 $10.640495 $11.195043 $10.307580 $10.554510 $10.963155 $10.279209 $10.000000	$11.871246 $12.141420 $10.640495 $11.195043 $10.307580 $10.554510 $10.963155 $10.279209	265,847.073 323,387.985 353,189.571 469,835.804 524,222.586 530,561.984 411,312.058 139,757.438	7,967.104 11,266.316 11,443.336 11,559.494 11,561.266 8,698.777 2,499.433 0.000
77

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.657829 $11.020354 $11.767188 $10.572012 $10.860145 $11.382071 $10.701973 $10.000000	$12.174861 $12.657829 $11.020354 $11.767188 $10.572012 $10.860145 $11.382071 $10.701973	164,517.169 174,672.419 180,665.925 206,011.957 213,560.981 197,022.000 94,166.615 31,940.498	3,725.680 3,742.488 3,759.301 3,775.317 4,359.678 2,219.452 915.966 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$13.032039 $11.532311 $11.820237 $11.319746	$13.831386 $13.032039 $11.532311 $11.820237	56,737.834 75,316.137 79,890.492 54,278.444	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.607472 $11.088630 $11.817078 $10.595249 $10.386658 $10.755101 $10.463511 $10.000000	$12.914162 $12.607472 $11.088630 $11.817078 $10.595249 $10.386658 $10.755101 $10.463511	867,203.564 966,631.110 1,070,921.718 1,309,071.110 1,444,011.973 1,567,169.738 1,699,526.002 723,202.827	23,568.818 54,906.143 56,739.137 59,067.606 60,674.616 61,922.614 43,730.432 23,716.302
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.049547 $10.924363 $11.527217 $10.559389 $10.319392 $10.569014 $10.214822 $10.000000	$12.428379 $12.049547 $10.924363 $11.527217 $10.559389 $10.319392 $10.569014 $10.214822	265,067.198 324,544.376 379,926.207 420,633.692 455,401.740 520,094.041 474,118.400 261,038.089	585.808 2,970.173 2,894.120 3,182.265 12,617.595 5,389.859 6,219.625 2,698.420
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.629278 $11.609560 $12.720311 $10.920571 $10.611837 $11.186986 $10.944217 $10.000000	$13.964528 $13.629278 $11.609560 $12.720311 $10.920571 $10.611837 $11.186986 $10.944217	360,692.121 447,697.630 514,978.460 583,969.704 629,343.614 613,580.643 731,263.653 349,322.897	10,850.805 11,101.532 11,421.672 17,034.022 17,359.804 26,165.206 97,005.382 10,030.854
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.651015 $11.709403 $12.245491 $11.241574 $10.977013 $11.539282 $10.863207 $10.000000	$16.149267 $13.651015 $11.709403 $12.245491 $11.241574 $10.977013 $11.539282 $10.863207	122,514.101 137,269.446 149,351.647 163,676.936 182,359.072 206,249.557 172,763.213 29,234.133	1,407.138 1,427.211 1,448.605 1,469.050 1,490.023 1,511.728 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.601581 $21.914168 $20.944234 $14.868862 $15.511408 $14.156391 $13.611367 $10.000000	$56.830130 $26.601581 $21.914168 $20.944234 $14.868862 $15.511408 $14.156391 $13.611367	59,751.648 52,858.860 32,562.721 34,099.145 18,322.051 10,469.215 4,818.896 0.000	4,256.065 4,434.417 4,455.664 5,942.824 6,045.326 5,938.136 6,003.167 1,456.851
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.504072 $10.792292 $11.883958 $10.650154 $10.359899 $10.668485 $10.674703 $10.000000	$14.547648 $12.504072 $10.792292 $11.883958 $10.650154 $10.359899 $10.668485 $10.674703	196,413.510 226,938.988 250,626.486 282,789.005 272,405.514 299,318.498 245,222.461 117,911.290	28,016.402 28,271.610 28,432.060 28,883.257 29,361.972 27,292.510 27,444.338 0.000
78

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.497698 $9.308479 $10.265930 $9.280795 $9.404569 $9.905041 $9.998603	$10.990323 $10.497698 $9.308479 $10.265930 $9.280795 $9.404569 $9.905041	38,382.180 50,078.735 44,858.691 44,187.122 36,222.814 7,570.684 0.000	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.497698 $9.308479 $10.265930 $9.280795 $9.404569 $10.236231	$10.990323 $10.497698 $9.308479 $10.265930 $9.280795 $9.404569	N/A	3,450.171 3,760.456 3,923.564 4,209.669 4,515.328 408.905
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.021493 $9.271011 $11.012485 $9.998480	$11.664696 $11.021493 $9.271011 $11.012485	21,782.400 22,619.423 17,300.012 6,933.789	81.894 234.911 171.963 597.153
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.466087 $12.947969 $13.706212 $12.248161 $11.573700 $11.779587 $10.843264 $10.000000	$17.577977 $15.466087 $12.947969 $13.706212 $12.248161 $11.573700 $11.779587 $10.843264	193,042.178 226,509.454 229,939.372 236,219.686 175,001.198 85,561.599 28,266.285 5,571.675	0.000 0.000 0.000 8,116.426 8,116.426 10,966.795 14,327.968 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.006876 $11.054795 $12.083700 $10.969780 $10.587734 $11.050631 $10.423803 $10.000000	$13.920497 $13.006876 $11.054795 $12.083700 $10.969780 $10.587734 $11.050631 $10.423803	481,304.003 517,098.472 561,761.047 614,600.130 604,407.514 625,849.894 229,119.005 73,827.792	2,183.681 2,498.803 2,607.065 2,805.646 2,822.770 2,496.333 610.911 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.614326 $10.913547 $11.704146 $10.783373 $10.447704 $10.852257 $10.152664 $10.000000	$13.628476 $12.614326 $10.913547 $11.704146 $10.783373 $10.447704 $10.852257 $10.152664	124,549.001 143,965.391 145,505.450 162,291.787 215,883.374 117,232.528 88,370.045 49,101.141	0.000 0.000 0.000 0.000 2,247.857 2,186.501 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.511255 $11.305860 $12.457811 $11.034708 $10.702046 $11.275259 $10.779351 $10.000000	$14.491134 $13.511255 $11.305860 $12.457811 $11.034708 $10.702046 $11.275259 $10.779351	700,611.639 719,880.529 732,649.136 732,318.063 735,452.358 408,370.070 61,935.403 8,555.799	1,973.976 2,053.869 2,120.546 2,581.553 1,892.633 1,892.633 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.312221 $9.692510 $9.961151 $9.681770 $9.609539 $9.724006 $9.479421 $10.000000	$10.889201 $10.312221 $9.692510 $9.961151 $9.681770 $9.609539 $9.724006 $9.479421	255,541.366 275,885.703 319,209.335 466,053.834 513,408.883 331,157.826 287,844.167 185,405.345	5,708.148 2,116.794 2,516.769 2,974.280 2,016.225 605.028 0.000 0.000
79

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.182474 $8.631949 $8.918660 $8.795789 $8.618460 $9.025014 $8.879813 $10.000000	$9.812523 $9.182474 $8.631949 $8.918660 $8.795789 $8.618460 $9.025014 $8.879813	35,610.473 41,199.336 45,443.157 54,477.276 74,073.075 79,023.958 32,313.589 11,600.946	3,200.643 4,799.140 5,002.317 5,098.555 5,568.167 5,349.760 4,961.695 1,530.922
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.494259 $10.510567 $11.009908 $10.025411 $9.933817 $10.348459 $10.159541 $10.000000	$12.052343 $11.494259 $10.510567 $11.009908 $10.025411 $9.933817 $10.348459 $10.159541	71,350.414 95,921.177 134,156.896 150,376.388 161,873.997 175,550.755 110,156.950 28,901.122	7,217.217 10,636.274 11,361.942 12,196.378 12,653.061 16,667.846 16,768.825 3,381.517
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.035035 $10.993091 $11.890297 $10.052457 $10.027127 $10.912171 $10.752519 $10.000000	$11.586313 $12.035035 $10.993091 $11.890297 $10.052457 $10.027127 $10.912171 $10.752519	152,880.854 163,685.639 174,334.149 171,260.353 181,920.662 280,220.235 213,515.428 60,262.514	20,596.674 22,752.758 71,913.928 26,657.528 3,851.397 3,510.570 13,430.498 10,128.852
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.713181 $10.720901 $11.380193 $10.026166 $9.979738 $10.604463 $10.409842 $10.000000	$11.889698 $11.713181 $10.720901 $11.380193 $10.026166 $9.979738 $10.604463 $10.409842	254,754.679 301,366.347 382,190.060 491,426.758 551,059.135 614,123.472 566,702.974 211,459.429	7,572.219 43,014.148 46,423.589 50,330.675 51,673.192 52,685.235 50,723.623 52,402.361
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.287551 $8.943716 $9.969713	$10.052839 $10.287551 $8.943716	3,932.761 7,520.919 0.000	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.398389 $10.426758 $11.180416 $9.998603	$15.517153 $13.398389 $10.426758 $11.180416	20,634.047 13,102.506 24,329.871 4,675.945	72.343 205.207 154.098 599.137
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.189205 $13.993778 $16.109994 $14.216232 $11.969091 $12.516487 $12.132561 $10.000000	$17.531469 $17.189205 $13.993778 $16.109994 $14.216232 $11.969091 $12.516487 $12.132561	21,731.665 21,806.808 21,793.338 24,390.314 25,538.504 25,780.890 20,900.007 2,094.124	793.554 661.193 644.129 228.200 241.776 151.601 81.818 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.938292 $16.086791 $17.649251 $14.711320 $13.479844 $13.421772 $12.849602 $10.000000	$25.382450 $20.938292 $16.086791 $17.649251 $14.711320 $13.479844 $13.421772 $12.849602	73,015.802 80,965.375 85,427.508 125,161.601 89,645.625 76,636.263 70,186.223 20,094.896	6,826.187 6,825.971 7,823.831 8,029.943 7,911.026 1,072.719 1,824.356 0.000
80

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.191445 $10.270674 $12.393135 $10.276454 $10.372750 $10.442092 $11.225128 $10.000000	$12.729250 $12.191445 $10.270674 $12.393135 $10.276454 $10.372750 $10.442092 $11.225128	10,537.634 17,408.918 18,160.834 21,935.462 21,062.668 14,639.665 5,767.298 1,461.765	80.425 80.734 81.039 81.346 81.661 81.979 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.504596 $17.116045 $17.417121 $13.747182 $13.635788 $13.009597 $11.939274 $10.000000	$31.644698 $23.504596 $17.116045 $17.417121 $13.747182 $13.635788 $13.009597 $11.939274	35,160.373 31,871.069 14,403.971 16,562.719 17,986.463 21,700.366 17,177.564 2,489.387	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.005197 $12.057638 $13.112215 $11.540175 $11.243720 $11.296085 $10.732499 $10.000000	$15.035560 $14.005197 $12.057638 $13.112215 $11.540175 $11.243720 $11.296085 $10.732499	9,939.432 11,788.948 3,507.577 3,183.525 2,741.431 12,807.200 5,553.633 2,156.303	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.577048 $15.263364 $16.465566 $14.099849 $12.892265 $12.909499 $11.996639 $10.000000	$18.743590 $18.577048 $15.263364 $16.465566 $14.099849 $12.892265 $12.909499 $11.996639	12,814.329 12,249.395 9,589.693 10,509.948 22,548.836 14,252.584 7,935.036 4,707.190	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.724717 $13.212941 $14.110803 $12.366315 $11.513188 $11.566317 $11.179081 $10.000000	$17.359458 $15.724717 $13.212941 $14.110803 $12.366315 $11.513188 $11.566317 $11.179081	175,026.852 138,004.482 122,052.838 190,890.681 168,926.868 137,520.798 89,492.556 52,330.532	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.47618 $9.758420 $10.013014 $9.838869 $9.735457 $9.890107 $9.569654 $10.000000	$11.285093 $10.476018 $9.758420 $10.013014 $9.838869 $9.735457 $9.890107 $9.569654	65,263.308 71,389.745 65,326.467 70,946.518 89,728.456 87,723.434 32,949.609 5,569.473	5,064.467 5,689.339 8,907.549 9,628.437 12,396.673 10,468.592 5,395.728 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.457830 $17.493634 $17.866322 $14.185476 $13.197463 $12.581044 $11.810950 $10.000000	$33.528548 $22.457830 $17.493634 $17.866322 $14.185476 $13.197463 $12.581044 $11.810950	69,194.615 59,404.623 46,026.946 57.331.008 51,111.871 63,421.328 29,999.823 9,822.023	2,159.436 2,307.793 2,405.748 1.297.517 289.216 294.182 0.000 0.000
81

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.231733 $16.338955 $16.948617 $14.106650 $12.884838 $12.937215 $11.911959 $10.000000	$22.551155 $20.231733 $16.338955 $16.948617 $14.106650 $12.884838 $12.937215 $11.911959	94,869.868 49,929.104 50,864.480 73,174.466 75,598.188 56,946.575 43,576.593 17,099.440	281.339 282.737 284.220 285.725 287.440 289.454 291.339 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.655831 $11.320400 $13.276682 $10.233969 $10.068886 $10.743192 $11.242065 $10.000000	$15.278612 $13.655831 $11.320400 $13.276682 $10.233969 $10.068886 $10.743192 $11.242065	113,311.425 34,688.259 34,356.489 55,489.906 49,936.372 51,991.508 17,623.802 6,137.813	0.000 0.000 0.000 2,069.400 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.436709 $13.449974 $14.296179 $12.503722 $11.870091 $12.012257 $11.088942 $10.000000	$19.765001 $16.436709 $13.449974 $14.296179 $12.503722 $11.870091 $12.012257 $11.088942	100,892.650 107,250.621 97,922.569 93,843.219 87,329.922 97,150.074 45,266.437 6,173.877	301.984 303.485 305.077 306.691 308.532 310.695 312.718 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.576405 $15.145458 $16.477563 $13.763096 $12.974545 $13.122735 $11.936588 $10.000000	$25.103164 $19.576405 $15.145458 $16.477563 $13.763096 $12.974545 $13.122735 $11.936588	102,855.234 66,030.234 65,705.845 69,618.156 73,112.039 52,470.617 15,545.543 4,030.545	109.638 131.119 133.418 455.278 1,011.318 1,132.759 758.999 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.630237 $13.712522 $16.342178 $13.768988 $12.493814 $12.899104 $12.355386 $10.000000	$19.300139 $16.630237 $13.712522 $16.342178 $13.768988 $12.493814 $12.899104 $12.355386	84,651.219 16,350.025 17,239.636 17,056.492 16,577.710 21,509.127 7,244.043 3,171.412	0.000 0.000 0.000 161.915 325.610 385.102 385.162 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.866658 $12.016878 $14.794522 $12.616969 $11.726267 $12.301966 $11.730167 $10.000000	$16.875575 $15.866658 $12.016878 $14.794522 $12.616969 $11.726267 $12.301966 $11.730167	12,172.980 11,613.055 7,835.335 11,084.547 23,909.182 10,415.388 4,087.661 1,989.725	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.143026 $11.573301 $12.612224 $11.134549 $10.681140 $11.017704 $10.670871 $10.000000	$13.707795 $13.143026 $11.573301 $12.612224 $11.134549 $10.681140 $11.017704 $10.670871	16,279.665 10,074.308 7,055.780 7,649.037 2,020.197 2,414.591 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.294303 $9.548482 $9.989234	$12.506896 $11.294303 $9.548482	222.894 4,487.729 324.478	0.000 0.000 0.000
82

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.356903 $11.011347 $11.495713 $10.889413 $9.616416 $10.205471 $10.004232 $10.000000	$12.736023 $12.356903 $11.011347 $11.495713 $10.889413 $9.616416 $10.205471 $10.004232	83,737.261 83,541.480 73,266.857 77,634.740 156,238.618 29,729.935 16,132.074 84,301.392	26.482 291.750 658.645 1,661.794 2,222.810 2,780.558 3,183.280 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.523401 $13.580165 $15.618804 $13.659064 $12.105616 $12.784634 $11.599780 $10.000000	$15.034656 $16.523401 $13.580165 $15.618804 $13.659064 $12.105616 $12.784634 $11.599780	21,416.780 21,730.487 18,317.548 18,595.503 15,159.692 50,522.740 9,753.405 1,392.000	0.000 0.000 0.000 332.152 669.243 777.331 777.453 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.883673 $9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$10.574794 $9.883673 $9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	82,117.423 30,161.999 26,856.913 15,423.625 56,371.016 54,507.681 21,000.087 4,015.540	385.388 471.427 526.065 552.428 585.419 660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.883673 $9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$10.574794 $9.883673 $9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	0.000 0.000 21,613.499 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.109031 $10.439269 $11.258741 $9.975299 $9.520377 $9.999575	$12.434363 $12.109031 $10.439269 $11.258741 $9.975299 $9.520377	118,269.507 117,332.879 115,192.694 139,238.271 64,295.601 13,296.823	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.721961 $9.532793 $10.797554 $9.877808 $9.989838 $10.235148 $9.175268 $10.000000	$11.483034 $11.721961 $9.532793 $10.797554 $9.877808 $9.989838 $10.235148 $9.175268	13,543.423 16,408.637 14,237.265 15,981.336 15,595.888 20,495.349 16,043.348 2,015.854	142.275 259.920 471.080 672.229 979.249 1,193.880 1,216.213 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.252056 $9.237888 $9.304887 $9.449371 $9.596085 $9.745501 $9.897251 $10.000000	$9.132154 $9.252056 $9.237888 $9.304887 $9.449371 $9.596085 $9.745501 $9.897251	324,690.126 231,753.619 283,637.216 145,599.780 179,750.093 267,977.491 177,829.583 57,870.277	2,477.434 1,490.330 1,518.712 25,681.235 70,911.698 0.000 0.000 0.000
83

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.911841 $10.510576 $11.170257 $10.358183 $10.314323 $10.519547 $10.140718 $10.000000	$12.837275 $11.911841 $10.510576 $11.170257 $10.358183 $10.314323 $10.519547 $10.140718	16,206.455 16,495.991 18,336.730 12,280.891 13,208.582 9,903.208 14,852.396 9,430.201	483.442 517.793 529.072 1,211.870 1,235.062 1,222.035 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.348538 $10.808244 $11.273830 $10.145964 $9.998730	$13.340853 $12.348538 $10.808244 $11.273830 $10.145964	78,114.972 76,743.018 69,764.143 71,159.022 67,475.295	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.293697 $11.225125 $11.865409 $10.215127 $9.998730	$14.432235 $13.293697 $11.225125 $11.865409 $10.215127	35,052.217 54,314.107 23,662.189 0.000 0.000	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.514173 $11.832590 $12.694494 $10.462139 $9.997730	$15.702956 $14.514173 $11.832590 $12.694494 $10.462139	3,593.378 3,326.395 2,444.114 0.000 0.000	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.235211 $11.483909 $12.202933 $11.096738 $10.742386 $10.923812 $10.559125 $10.000000	$14.750273 $13.235211 $11.483909 $12.202933 $11.096738 $10.742386 $10.923812 $10.559125	88,494.342 100,499.324 111,539.048 131,995.097 170,766.879 145,456.744 109,425.734 30,702.750	5,646.118 5,947.561 6,221.913 6,246.445 7,984.069 8,445.328 6,677.203 0.000
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.649584 $10.083912 $12.483192 $9.983555 $10.152656 $10.336362 $11.098302 $10.000000	$15.018874 $12.649584 $10.083912 $12.483192 $9.983555 $10.152656 $10.336362 $11.098302	13,152.973 14,566.841 14,632.484 26,169.366 18,297.854 23,280.131 6,939.289 903.481	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.952589 $13.304814 $13.522633 $11.764634 $11.475244 $11.640283 $10.963675 $10.000000	$17.955482 $15.952589 $13.304814 $13.522633 $11.764634 $11.475244 $11.640283 $10.963675	111,459.950 128,249.185 103,710.927 135,254.524 136,626.769 92,080.294 120,296.791 19,062.820	6,902.920 7,931.824 9,111.047 10,333.539 12,330.354 7,372.080 3,414.034 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.903769 $13.337951 $13.747865 $10.845268 $11.273923 $12.086135 $12.307103 $10.000000	$20.965864 $17.903769 $13.337951 $13.747865 $10.845268 $11.273923 $12.086135 $12.307103	7,924.224 7,059.300 7,422.378 6,736.324 6,109.114 5,627.325 3,678.608 329.927	0.000 0.000 0.000 0.000 189.288 178.016 0.000 0.000
84

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.145890 $10.863668 $11.527802 $10.400509 $10.126669 $10.510264 $10.470392 $10.000000	$13.304218 $12.145890 $10.863668 $11.527802 $10.400509 $10.126669 $10.510264 $10.470392	175,833.141 170,651.249 139,350.672 156,551.470 176,370.578 169,174.858 88,596.478 22,048.721	916.450 948.220 990.945 2,023.132 1,129.945 3,139.988 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.566759 $12.561307 $14.288100 $11.667122 $11.197108 $11.617978 $11.518746 $10.000000	$19.061032 $15.566759 $12.561307 $14.288100 $11.667122 $11.197108 $11.617978 $11.518746	9,819.795 29,598.812 21,494.508 22,051.280 18,886.927 15,933.930 483.900 146.083	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.181323 $12.023569 $13.177113 $11.199156 $10.704255 $11.152466 $11.056109 $10.000000	$16.010886 $14.181323 $12.023569 $13.177113 $11.199156 $10.704255 $11.152466 $11.056109	141,397.254 166,572.045 174,517.556 193,487.306 158,958.680 131,727.992 127,852.270 77,657.082	32,887.672 33,479.575 34,067.959 34,631.359 35,210.815 35,832.760 36,394.358 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.080556 $11.434941 $12.271008 $10.732155 $10.355097 $10.783940 $10.673869 $10.000000	$14.460670 $13.080556 $11.434941 $12.271008 $10.732155 $10.355097 $10.783940 $10.673869	300,213.975 335,635.804 398,765.607 400,580.073 433,109.054 457,959.874 410,630.463 132,252.082	944.926 959.374 962.144 3,510.996 3,569.883 4,088.988 1,022.259 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.528027 $9.877173 $10.041517 $9.860706 $9.812179 $9.932205 $9.597673 $10.000000	$11.108876 $10.528027 $9.877173 $10.041517 $9.860706 $9.812179 $9.932205 $9.597673	76,219.066 78,181.024 67,571.585 100,734.395 100,490.665 106,918.268 38,124.746 5,378.683	698.395 1,306.598 2,129.025 5,430.559 8,694.268 10,410.415 9,610.275 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.989551 $15.534494 $16.829837 $14.146793 $12.929273 $13.177987 $11.743375 $10.000000	$23.591137 $19.989551 $15.534494 $16.829837 $14.146793 $12.929273 $13.177987 $11.743375	4,089.627 6,543.204 8,513.052 16,530.104 9,342.680 10,064.606 9,530.887 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.907626 $10.282953 $11.856737 $9.913060 $9.960266 $10.310315 $10.554614 $10.000000	$13.429373 $11.907626 $10.282953 $11.856737 $9.913060 $9.960266 $10.310315 $10.554614	81,249.307 80,694.395 75,883.863 101,045.031 60,360.153 73,111.496 53,256.851 31,673.43	0.000 0.000 0.000 0.000 574.131 556.287 242.067 0.000
85

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.947813 $13.661292 $15.785200 $14.163268 $12.586881 $13.170557 $11.632849 $10.000000	$16.859709 $16.947813 $13.661292 $15.785200 $14.163268 $12.586881 $13.170557 $11.632849	33,332.290 31,471.664 30,196.946 33,745.233 43,903.665 23,323.909 7,403.883 156.987	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.909916 $10.808289 $11.339399 $10.613339 $10.345073 $10.549045 $10.080743 $10.000000	$13.145989 $11.909916 $10.808289 $11.339399 $10.613339 $10.345073 $10.549045 $10.080743	134,149.007 139,642.870 161,510.290 177,557.857 186,613.713 183,539.037 104,355.949 66,087.751	4,823.950 5,487.640 8,464.506 9,585.193 11,644.093 9,888.293 3,829.471 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.263485 $10.731364 $11.273637 $10.364433 $10.596853 $10.990632 $10.289523 $10.000000	$12.008608 $12.263485 $10.731364 $11.273637 $10.364433 $10.596853 $10.990632 $10.289523	98,588.140 105,952.621 116,178.636 124,786.754 214,027.261 218,299.567 149,717.012 27,869.605	3,292.472 3,574.138 3,882.455 6,179.439 6,530.695 4,858.697 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.785073 $11.114455 $11.849778 $10.630326 $10.903712 $11.410590 $10.712700 $10.000000	$12.315719 $12.785073 $11.114455 $11.849778 $10.630326 $10.903712 $11.410590 $10.712700	60,445.364 63,997.642 71,522.634 84,387.190 89,877.823 76,613.626 100,166.539 39,877.094	12.403 136.639 308.473 2,440.394 2,653.203 858.953 1,047.496 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$13.163092 $11.630821 $11.903233 $11.389342	$13.991442 $13.163092 $11.630821 $11.903233	40,184.752 57,309.126 45,752.009 30,596.215	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.734230 $11.183335 $11.900022 $10.653678 $10.428317 $10.782050 $10.474011 $10.000000	$13.063590 $12.734230 $11.183335 $11.900022 $10.653678 $10.428317 $10.782050 $10.474011	531,953.774 623,058.515 689,894.567 762,126.331 910,891.536 949,981.197 756,398.166 324,141.525	13,349.652 13,920.650 14,832.122 15,673.726 18,240.221 14,994.955 6,004.898 967.149
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.170700 $11.017659 $11.608135 $10.617622 $10.360784 $10.595495 $10.225070 $10.000000	$12.572185 $12.170700 $11.017659 $11.608135 $10.617622 $10.360784 $10.595495 $10.225070	152,768.523 185,120.421 189,122.908 216,691.807 229,174.584 205,998.456 161,988.229 37,130.072	1,034.147 1,052.571 1,054.578 1,727.511 1,752.968 3,746.987 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.766302 $11.708698 $12.809591 $10.980787 $10.654401 $11.215008 $10.955190 $10.000000	$14.126083 $13.766302 $11.708698 $12.809591 $10.980787 $10.654401 $11.215008 $10.955190	444,853.357 441,091.232 489,459.768 637,891.401 623,328.688 584,338.294 355,693.450 110,614.547	4,366.514 4,823.645 5,267.638 5,762.733 7,048.273 799.486 149,063.309 0.000
86

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.788242 $11.809388 $12.331439 $11.303557 $11.021035 $11.568193 $10.874107 $10.000000	$16.336076 $13.788242 $11.809388 $12.331439 $11.303557 $11.021035 $11.568193 $10.874107	72,429.104 73,362.642 84,692.181 110,339.846 117,475.359 108,779.796 124,778.925 37,368.919	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.868963 $22.101250 $21.091176 $14.950833 $15.573594 $14.191846 $13.625003 $10.000000	$57.487315 $26.868963 $22.101250 $21.091176 $14.950833 $15.573594 $14.191846 $13.625003	19,373.713 25,121.360 10,445.290 9,825.624 10,211.334 5,984.069 393.752 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.629822 $10.884493 $11.967403 $10.708906 $10.401473 $10.695234 $10.685410 $10.000000	$14.716013 $12.629822 $10.884493 $11.967403 $10.708906 $10.401473 $10.695234 $10.685410	98,797.813 91,699.470 103,879.953 134,900.978 134,567.914 76,694.189 43,812.597 5,265.608	0.000 0.000 0.000 1,956.829 1,987.534 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.579107 $9.366603 $10.314462 $9.310733 $9.420789 $9.907237 $9.998726	$11.092190 $10.579107 $9.366603 $10.314462 $9.310733 $9.420789 $9.907237	65,444.537 64,923.530 53,478.178 63,937.464 49,166.076 22,238.265 3,635.599	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.579107 $9.366603 $10.314462 $9.310733 $9.420789 $10.243593	$11.092190 $10.579107 $9.366603 $10.314462 $9.310733 $9.420789	N/A	0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.065765 $9.294321 $11.023551 $9.998603	$11.729143 $11.065765 $9.294321 $11.023551	11,062.080 7,304.894 2,458.336 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.621570 $13.058541 $13.802416 $12.315698 $11.620118 $11.809098 $10.854138 $10.000000	$17.781328 $15.621570 $13.058541 $13.802416 $12.315698 $11.620118 $11.809098 $10.854138	99,765.482 123,897.839 115,694.834 150,992.538 147,317.771 29,516.202 5,327.031 2,974.733	4,403.726 4,468.822 8,390.618 8,516.511 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.137657 $11.149214 $12.168537 $11.030293 $10.630220 $11.078331 $10.434264 $10.000000	$14.081561 $13.137657 $11.149214 $12.168537 $11.030293 $10.630220 $11.078331 $10.434264	86,590.260 95,222.233 118,336.243 129,951.949 166,131.972 146,988.935 116,215.786 41,882.250	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
87

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.741160 $11.006761 $11.786309 $10.842840 $10.489611 $10.879444 $10.162845 $10.000000	$13.786158 $12.741160 $11.006761 $11.786309 $10.842840 $10.489611 $10.879444 $10.162845	92,342.043 92,694.407 100,475.037 111,333.210 93,465.257 75,831.021 43,398.269 13,289.079	4,804.328 5,326.318 5,831.258 6,389.236 6,955.768 589.586 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.647114 $11.402435 $12.545269 $11.095568 $10.744969 $11.303506 $10.790157 $10.000000	$14.658802 $13.647114 $11.402435 $12.545269 $11.095568 $10.744969 $11.303506 $10.790157	68,205.173 77,777.371 75,448.972 90,644.045 121,192.585 65,287.162 64,301.331 12,497.564	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.415895 $9.775281 $10.031074 $9.735160 $9.648092 $9.748372 $9.488936 $10.000000	$11.015182 $10.415895 $9.775281 $10.031074 $9.735160 $9.648092 $9.748372 $9.488936	354,499.961 239,643.582 321,029.399 135,869.381 179,133.609 334,930.695 78,988.610 40,575.761	23,984.731 24,829.594 25,892.114 28,433.657 12,598.937 13,904.078 6,251.694 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.274800 $8.705671 $8.981274 $8.844304 $8.653038 $9.047631 $8.888722 $10.000000	$9.926052 $9.274800 $8.705671 $8.981274 $8.844304 $8.653038 $9.047631 $8.888722	14,722.965 15,683.461 26,151.021 32,758.485 34,229.119 30,022.819 29,546.822 3,909.024	1,242.185 1,384.977 1,481.897 1,601.573 1,612.076 1,727.072 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.609846 $10.600349 $11.087205 $10.080708 $9.973675 $10.374400 $10.169739 $10.000000	$12.191807 $11.609846 $10.600349 $11.087205 $10.080708 $9.973675 $10.374400 $10.169739	74,819.976 73,370.737 85,812.499 145,078.068 139,727.715 187,854.028 113,636.988 21,828.140	7,763.229 9,452.056 11,535.197 14,457.013 16,076.958 18,655.091 18,585.263 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.156045 $11.086977 $11.973757 $10.107891 $10.067354 $10.939516 $10.763305 $10.000000	$11.720378 $12.156045 $11.086977 $11.973757 $10.107891 $10.067354 $10.939516 $10.763305	63,784.115 67,516.518 83,198.104 101,808.968 98,205.322 120,935.491 181,838.536 109,908.889	2,963.297 3,213.289 3,472.508 3,740.579 4,020.407 4,315.964 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.830960 $10.812468 $11.460075 $10.081462 $10.019770 $10.631028 $10.420282 $10.000000	$12.027284 $11.830960 $10.812468 $11.460075 $10.081462 $10.019770 $10.631028 $10.420282	84,994.935 79,353.759 112,819.723 153,106.246 181,160.733 203,350.620 448,470.986 260,344.268	0.000 0.000 0.000 0.000 949.986 958.015 962.450 971.503
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.313389 $8.952729 $9.969754	$10.093214 $10.313389 $8.952729	4,721.420 4,333.121 931.348	0.000 0.000 0.000
88

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.452209 $10.452981 $11.191651 $9.998603	$15.602883 $13.452209 $10.452981 $11.191651	10,547.479 2,353.927 968.172 5,181.442	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.362046 $14.113306 $16.223083 $14.294641 $12.017108 $12.547857 $12.144720 $10.000000	$17.734337 $17.362046 $14.113306 $16.223083 $14.294641 $12.017108 $12.547857 $12.144720	80,917.647 11,888.985 14,051.684 24,109.833 23,135.367 8,966.611 4,027.812 2,464.500	175.761 144.232 140.341 144.330 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.148787 $16.224158 $17.773103 $14.792423 $13.533883 $13.455383 $12.862470 $10.000000	$25.676093 $21.148787 $16.224158 $17.773103 $14.792423 $13.533883 $13.455383 $12.862470	18,991.212 19,170.587 16,996.360 27,840.261 33,204.216 34,626.149 4,739.599 2,044.119	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.314053 $10.358416 $12.480149 $10.333137 $10.414353 $10.468245 $11.236370 $10.000000	$12.876569 $12.314053 $10.358416 $12.480149 $10.333137 $10.414353 $10.468245 $11.236370	16,705.069 9,544.704 9,059.118 6,493.002 4,974.538 4,396.490 4,225.344 417.455	585.793 509.735 492.457 461.357 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.740911 $17.262222 $17.539365 $13.822992 $13.690475 $13.042186 $11.951240 $10.000000	$32.010791 $23.740911 $17.262222 $17.539365 $13.822992 $13.690475 $13.042186 $11.951240	9,294.593 15,139.914 10,616.644 11,631.165 9,902.225 18,278.127 813.825 814.652	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
L-Share – No longer being sold
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.727991 $11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$14.693815 $13.727991 $11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	36,743.452 38,711.493 39,962.690 37,947.056 36,296.988 38,774.667 32,982.190 23,950.748	3,352.775 3,482.511 2,673.112 3,207.557 2,681.622 4,668.903 8,285.275 3,283.869
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.209404 $15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$18.317579 $18.209404 $15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	58,319.330 72,551.631 108,425.653 136,402.241 152,267.824 160,443.699 151,531.231 30,535.530	31,383.233 35,240.727 36,288.050 48,439.423 48,460.093 45,730.028 48,509.167 19,817.027
89

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.413293 $12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$16.964731 $15.413293 $12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	378,707.001 548,671.368 599,237.750 627,045.422 590,660.929 557,101.706 467,645.277 124,246.861	8,936.312 9,120.205 9,291.348 11,252.919 5,975.301 9,451.664 5,922.102 4,991.738
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.268514 $9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$11.028464 $10.268514 $9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	229,807.235 224,312.157 246,619.038 307,183.701 328,182.100 336,145.838 273,898.421 68,273.201	24,120.676 27,534.561 29,767.201 33,042.428 39,686.120 44,083.958 38,552.809 14,989.456
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.013148 $17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$32.766377 $22.013148 $17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	367,408.284 433,482.495 509,737.646 573,888.425 444,935.154 368,233.744 199,745.633 61,268.689	52,608.933 83,470.412 76,825.890 85,558.362 75,560.671 69,057.530 59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.831101 $16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$22.038396 $19.831101 $16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	509,628.812 561,777.002 638,238.476 713,713.786 693,870.342 646,618.326 456,920.276 130,249.623	52,139.366 60,838.885 59,684.279 34,134.732 23,405.783 19,840.651 14,488.554 8,566.638
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.385319 $11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$14.931103 $13.385319 $11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	213,418.196 257,463.239 311,504.094 348,477.787 296,832.160 280,693.682 169,039.393 32,094.277	24,481.546 86,827.735 81,162.945 107,209.361 80,498.891 79,056.314 75,437.299 8,491.946
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.111407 $13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$19.315808 $16.111407 $13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	161,098.851 165,835.571 217,983.042 216,558.114 206,713.838 191,456.929 147,271.196 25,153.215	54,968.711 66,682.002 57,498.257 15,215.500 9,318.948 10,357.981 13,453.705 1,847.105
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.188967 $14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$24.532654 $19.188967 $14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	343,907.566 386,114.679 477,395.585 552,957.936 537,849.388 523,199.437 304,049.444 81,347.031	82,095.727 111,978.336 113,304.784 96,115.796 93,387.443 94,588.123 87,394.017 25,699.180
90

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.301082 $13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$18.861470 $16.301082 $13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	144,686.496 182,355.150 222,929.359 253,390.072 257,223.618 219,097.441 206,195.744 83,753.785	30,152.821 32,679.321 31,052.488 54,830.245 49,173.722 44,531.236 34,411.038 13,532.459
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.552603 $11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$16.491958 $15.552603 $11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	116,680.628 123,225.380 142,699.728 175,191.426 180,780.575 178,766.989 123,245.933 49,713.463	4,705.892 5,171.145 9,208.804 18,645.113 18,914.206 13,016.198 8,908.250 5,504.695
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.882885 $11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$13.396215 $12.882885 $11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	25,190.165 26,897.234 31,260.155 34,966.989 33,736.458 39,974.074 37,745.862 9,092.358	868.245 886.153 893.370 900.769 908.425 952.221 960.284 732.635
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.237863 $9.529288 $9.989152	$12.407123 $11.237863 $9.529288	11,601.419 5,938.402 0.000	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.112340 $10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$12.446541 $12.112340 $10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	258,261.446 277,453.395 300,681.858 391,439.183 372,498.550 307,625.670 294,977.180 195,118.293	13,429.371 8,444.783 8,684.399 14,494.201 16,268.541 20,226.528 2,053.186 15,287.601
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.196364 $13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$14.692882 $16.196364 $13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	91,388.831 98,862.929 116,584.778 149,064.511 158,113.687 173,919.348 100,807.294 34,318.997	19,128.541 23,362.364 20,880.047 26,332.144 21,766.591 23,186.239 23,603.245 6,453.372
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$10.334434 $9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	163,871.382 162,118.115 173,591.777 228,672.007 411,332.623 351,939.959 416,100.039 152,068.066	26,833.967 33,522.061 6,072.329 7,954.264 16,149.363 12,871.488 50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$10.334434 $9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	45,340.794 24,912.075 266,990.699 113,828.162 337,464.720 323,564.669 45,378.206 0.000	95,556.912 79,451.964 439,524.742 122,915.972 478,652.537 375,370.469 56,762.344 0.000
91

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.940648 $10.325004 $11.169138 $9.925511 $9.501238 $9.999493	$12.224729 $11.940648 $10.325004 $11.169138 $9.925511 $9.501238	723,380.468 815,427.678 971,387.182 776,849.430 438,505.663 103,968.948	51,979.880 118,222.890 128,757.125 170,124.661 76,511.841 43,301.801
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.489912 $9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$11.221958 $11.489912 $9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	104,339.993 116,535.197 140,577.383 163,625.965 172,181.624 180,201.055 131,337.396 41,240.898	28,516.961 83,895.511 82,267.538 90,236.181 86,212.350 89,396.367 88,911.436 16,648.378
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.068905 $9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$8.924554 $9.068905 $9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	785,775.846 600,654.608 796,414.870 329,883.026 518,229.971 333,425.732 479,584.358 398,611.180	74,496.135 36,930.399 46,332.335 30,922.832 115,811.529 29,952.964 24,837.700 95,562.423
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.676033 $10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$12.545467 $11.676033 $10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	143,207.139 145,558.944 172,330.291 207,710.521 306,650.679 336,477.596 149,814.109 87,419.820	52,734.698 68,219.685 72,754.605 80,442.769 85,655.987 113,440.933 105,763.039 29,544.161
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.209133 $10.718300 $11.213769 $10.122115 $9.998484	$13.150741 $12.209133 $10.718300 $11.213769 $10.122115	43,940.880 45,447.791 46,230.394 34,585.059 29,792.686	29,400.603 8,169.061 5,648.635 3,767.933 16,935.535
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.143623 $11.131714 $11.802212 $10.191125 $9.998484	$14.226565 $13.143623 $11.131714 $11.802212 $10.191125	76,550.467 71,801.914 37,467.809 0.000 0.000	44,786.579 22,160.184 37,277.252 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.350328 $11.734128 $12.626893 $10.437566 $9.998484	$15.479174 $14.350328 $11.734128 $12.626893 $10.437566	15,324.397 17,639.106 17,691.584 30,008.073 13,790.532	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.973240 $11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$14.415013 $12.973240 $11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	892,087.222 983,684.286 1,223,190.327 1,446,389.325 1,610,649.691 1,644,846.465 1,484,483.311 622,413.183	143,360.501 141,483.810 127,550.018 166,193.097 165,703.256 177,324.025 132,269.972 67,683.110
92

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.399204 $9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$14.677503 $12.399204 $9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	137,145.406 158,887.199 197,070.867 216,192.727 201,358.961 225,639.976 133,864.494 55,617.989	16,238.600 19,497.095 16,936.237 22,542.693 20,589.681 21,136.268 17,333.970 6,627.012
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.636874 $13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$17.547402 $15.636874 $13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	1,002,275.729 1,074,654.268 1,207,429.944 1,501,652.972 1,479,847.465 1,336,940.830 730,541.910 283,387.831	165,706.071 176,729.082 181,784.865 193,236.162 183,503.267 150,647.483 103,780.502 55,481.023
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.549404 $13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$20.489324 $17.549404 $13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	66,141.558 66,613.825 66,041.144 63,212.178 60,150.171 71,423.580 50,751.746 25,495.762	17,809.690 21,133.229 24,557.532 33,683.117 33,033.523 34,653.585 34,595.793 10,760.839
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.905511 $10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437 $10.000000	$13.001842 $11.905511 $10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437	408,136.058 410,008.912 507,892.887 579,176.948 556,190.158 539,950.936 489,159.798 112,218.837	13,437.920 42,194.225 47,490.304 51,244.660 61,821.830 63,812.675 58,005.134 31,598.773
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.258630 $12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701 $10.000000	$18.627785 $15.258630 $12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701	97,817.807 127,199.252 125,757.742 141,928.181 145,138.043 147,706.178 117,552.744 19,084.184	39,444.026 39,987.550 30,314.762 38,547.562 27,791.560 4,182.492 214.319 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.900601 $11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969 $10.000000	$15.646943 $13.900601 $11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969	2,080,552.204 2,445,329.604 2,843,454.087 2,965,459.502 2,824,898.682 2,978,798.721 2,336,345.737 885,183.766	272,846.780 415,409.316 423,335.952 524,123.651 370,632.160 395,239.177 333,872.109 218,920.095
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.821655 $11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493 $10.000000	$14.131990 $12.821655 $11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493	3,372,150.590 3,703,398.691 4,035,766.293 4,642,446.338 4,212,692.245 4,537,222.835 4,547,958.554 1,812,160.186	388,163.730 421,307.419 448,294.965 466,062.021 414,106.794 414,447.113 428,534.264 157,873.589
93

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.319609 $9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442 $10.000000	$10.856340 $10.319609 $9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442	221,870.094 306,189.309 337,681.005 391,575.285 404,410.283 356,338.164 249,919.458 75,650.356	18,040.853 22,676.867 23,563.675 58,639.017 56,679.803 43,044.476 34,878.879 8,737.666
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.593906 $15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$23.054950 $19.593906 $15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	98,700.704 107,876.929 120,209.923 131,017.369 133,310.241 122,790.919 119,833.474 106,018.564	13,072.550 14,822.637 12,947.439 26,912.459 45,278.170 62,335.484 80,513.540 1,005.911
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.671903 $10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491 $10.000000	$13.124104 $11.671903 $10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491	548,488.525 610,392.672 628,479.898 719,371.572 784,382.375 891,155.155 611,357.354 265,879.539	201,348.842 276,956.663 274,044.111 32,7,672.972 293,289.895 298,712.997 175,770.666 55,898.626
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.612368 $13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$16.476478 $16.612368 $13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	199,517.372 222,319.017 254,446.651 310,684.672 299,110.256 273,711.033 191,132.350 64,552.937	19,337.553 58,103.054 61,994.676 90,647.308 84,952.190 66,706.739 69,780.272 10,257.532
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.674180 $10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561 $10.000000	$12.847205 $11.674180 $10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561	874,990.551 950,987.935 1,086,965.099 1,236,009.143 1,611,550.399 1,536,007.541 1,100,174.502 591,414.118	65,055.484 80,336.256 97,255.566 116,971.056 128,715.629 130,866.803 124,206.970 49,622.847
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.020759 $10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$11.735650 $12.020759 $10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	922,246.243 1,035,808.908 1,222,419.589 1,385,326.054 1,907,085.697 1,734,729.547 1,171,194.793 505,160.442	87,444.192 99,928.807 114,349.805 145,973.920 159,838.955 203,611.401 203,465.624 82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.531992 $10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$12.035749 $12.531992 $10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	758,022.691 794,902.386 951,575.498 1,199,157.180 1,539,685.735 1,725,348.621 1,048,124.518 464,201.951	228,708.684 258,618.309 287,427.541 263,594.449 444,880.675 413,289.245 210,760.230 30,827.475
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$12.902530 $11.434824 $11.737982 $11.250710	$13.673391 $12.902530 $11.434824 $11.737982	169,175.966 159,512.573 195,522.004 224,356.967	14,899.842 14,830.715 1,269.368 514.997
94

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.482176 $10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$12.766643 $12.482176 $10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	3,500,263.077 3,827,773.036 4,469,236.154 4,979,300.511 5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711	428,404.853 500,665.384 561,111.864 665,574.688 648,392.356 736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.929769 $10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$12.286389 $11.929769 $10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	205,532.426 221,926.628 341,877.509 440,266.010 573,813.629 595,022.369 456,655.384 140,874.387	58,320.582 76,938.987 79,358.242 83,100.913 70,424.600 73,851.263 50,359.526 20,431.164
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.493807 $11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258 $10.000000	$13.804985 $13.493807 $11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	2,413,505.592 2,615,142.201 3,070,132.315 3,423,705.544 3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721	577,052.476 629,891.008 726,263.222 823,270.713 765,687.520 796,806.671 951,079.397 450,363.944
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.515343 $11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328 $10.000000	$15.964818 $13.515343 $11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328	679,848.024 747,920.799 855,638.057 891,025.265 998,721.027 1,042,284.137 969,212.473 339,896.373	106,882.592 113,071.557 93,004.416 99,467.353 109,702.192 115,882.560 125,950.825 16,136.459
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.337251 $21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$56.181270 $26.337251 $21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	138,389.649 203,507.263 77,819.306 83,780.407 43,795.921 53,733.185 32,194.273 9,347.744	18,562.690 23,155.993 15,311.028 9,200.535 7,264.446 7,749.636 6,489.707 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.379822 $10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$14.381513 $12.379822 $10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	513,779.315 550,270.079 717,416.378 931,999.468 893,420.819 641,333.221 414,574.278 152,124.030	165,635.217 181,165.157 161,039.260 206,340.766 181,332.847 161,307.416 173,629.067 27,743.504
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$10.889566 $10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $9.902841	116,835.661 166,696.227 222,338.210 243,866.514 213,634.578 158,136.200 4,250.019	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $10.228890	$10.889566 $10.417064 $9.250812 $10.217721 $9.251011 $9.388423	N/A	2,067.656 2,125.131 4,184.196 3,220.760 10,954.437 1,351.212
95

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$10.977308 $9.247703 $11.001403 $9.998356	$11.600539 $10.977308 $9.247703 $11.001403	3,979.034 3,990.648 1,913.650 1,913.650	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.312401 $12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406 $10.000000	$17.377213 $15.312401 $12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406	666,955.651 714,695.626 749,972.940 1,053,466.360 1,222,006.379 214,416.312 35,764.905 2,925.072	85,709.244 114,242.379 144,385.752 161,089.808 210,712.390 2,942.118 2,533.218 7.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.877603 $10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$13.761480 $12.877603 $10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	661,568.198 789,705.767 872,542.928 1,018,110.321 1,212,579.781 1,104,503.163 1,111,493.247 447,863.188	26,249.969 29,237.496 49,470.285 67,490.073 125,724.529 72,926.658 65,345.774 46,547.547
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.488979 $10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$13.472832 $12.488979 $10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	227,581.273 242,636.171 233,262.905 248,863.193 268,052.240 216,520.881 197,003.768 63,851.665	4,834.361 18,925.860 24,404.330 26,388.192 34,896.609 14,784.489 14,755.873 5,853.786
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.376985 $11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$14.325627 $13.376985 $11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	483,727.259 527,207.217 601,498.847 732,488.486 701,685.294 939,184.275 361,640.186 126,163.176	51,182.026 70,453.483 74,849.507 77,803.609 104,238.197 281,353.122 61,063.250 27,524.767
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.209749 $9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$10.764831 $10.209749 $9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	545,543.318 658,247.811 733,433.743 855,823.078 877,052.902 855,911.939 695,135.185 406,244.058	111,566.067 119,835.293 123,739.007 158,547.688 179,600.327 150,519.160 137,904.954 44,220.768
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.091215 $8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$9.700441 $9.091215 $8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	129,885.655 155,083.721 178,918.085 212,569.619 315,828.949 300,321.392 262,887.081 94,596.042	17,669.602 24,425.795 25,301.529 26,817.586 27,792.018 28,559.207 31,462.937 16,760.130
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.379996 $10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$11.914646 $11.379996 $10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	132,798.219 139,940.112 212,576.531 242,898.786 253,863.733 270,923.798 220,958.529 145,292.804	29,003.538 29,777.183 30,346.122 31,099.507 36,209.741 41,751.028 45,720.281 19,152.741
96

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.915406 $10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$11.453929 $11.915406 $10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	830,310.978 949,451.399 1,102,426.020 1,228,909.166 1,349,737.774 1,471,942.755 1,624,608.196 556,119.893	387,937.555 438,745.569 449,977.832 523,256.404 516,905.159 575,410.723 483,253.655 201,574.461
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.596785 $10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$11.753900 $11.596785 $10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	1,038,375.536 1,136,610.457 1,272,686.188 1,664,123.461 1,822,392.721 1,928,301.761 1,810,558.628 969,298.909	122,902.922 131,132.951 143,025.426 183,173.540 225,645.497 230,832.097 249,831.161 193,081.112
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.261817 $8.934715 $9.969672	$10.012657 $10.261817 $8.934715	902.163 3,116.687 0.000	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.344716 $10.400580 $11.169170 $9.998356	$15.431870 $13.344716 $10.400580 $11.169170	173,158.128 190,864.674 832.626 4,642.269	14,003.860 9,305.936 6,541.819 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.018355 $13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$17.331192 $17.018355 $13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	106,042.395 109,039.704 138,285.074 152,386.254 174,257.031 133,590.169 93,338.730 36,267.066	26,909.166 33,601.065 26,649.954 40,335.301 37,363.813 34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.730180 $15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$25.092499 $20.730180 $15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	164,509.320 183,001.322 213,557.484 253,216.462 251,818.788 244,212.580 209,993.651 76,374.754	22,646.110 45,370.074 43,838.392 66,936.667 63,848.804 57,911.681 57,207.837 15,633.649
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.070258 $10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$12.583825 $12.070258 $10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	57,827.089 61,806.745 64,672.637 64,981.151 76,417.141 71,351.315 56,231.083 10,364.029	19,447.255 21,706.418 21,034.069 27,689.222 23,633.717 24,793.661 27,907.096 10,715.341
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.271065 $16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$31.283369 $23.271065 $16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	79,497.997 89,669.083 76,003.035 85,194.874 97,923.113 108,455.891 71,042.619 35,679.078	38,407.242 43,205.426 28,247.828 17,770.182 19,004.724 17,288.377 18,539.715 8,665.049

97

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.912276 $11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322 $10.000000	$14.920857 $13.912276 $11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322	124,933.530 129,300.779 184,323.984 199,519.842 209,774.588 205,920.314 152,756.274 56,486.277	488.525 3,565.509 3,263.306 5,875.733 4,873.332 4,888.211 6,217.435 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.453620 $15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638 $10.000000	$18.600449 $18.453620 $15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638	329,363.341 493,645.600 635,037.543 892,649.972 818,236.223 751,013.016 539,089.078 147,178.697	13,369.605 36,303.520 54,458.388 52,986.994 46,084.575 41,463.372 20,510.543 1,695.662
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.620233 $13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618 $10.000000	$17.226888 $15.620233 $13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618	923,737.266 1,594,044.823 1,789,315.317 1,981,274.594 1,500,270.625 1,177,244.433 833,877.928 232,056.438	80,436.789 359,733.199 392,247.407 443,536.169 422,247.468 321,613.538 130,945.965 10,243.815
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.406408 $9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258 $10.000000	$11.198922 $10.406408 $9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258	856,883.935 870,784.638 1,015,146.192 1,488,025.610 1,209,822.380 1,003,603.495 742,820.206 262,512.916	28,398.328 69,867.013 80,174.076 107,958.860 114,574.536 65,091.882 31,626.964 3,738.658
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.308658 $17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072 $10.000000	$33.272606 $22.308658 $17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072	884,676.522 1,149,794.792 1,354,587.901 1,695,452.331 1,569,912.592 1,311,182.798 932,625.503 269,293.365	134,699.237 250,353.602 403,361.244 788,395.989 802,942.499 780,576.123 703,050.297 133,586.501
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.097293 $16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007 $10.000000	$22.378911 $20.097293 $16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007	760,287.399 952,939.212 1,161,878.727 1,570,689.122 1,644,795.067 1,437,930.245 1,147,723.314 401,760.499	101,192.227 176,724.435 270,048.136 470,583.936 472,855.742 487,660.569 417,952.422 143,570.284
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.565050 $11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562 $10.000000	$15.161886 $13.565050 $11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562	642,677.730 818,360.511 1,027,978.950 1,281,325.782 1,514,714.957 1,066,955.240 789,224.421 243,349.442	37,964.023 163,563.161 213,305.573 364,347.230 383,595.067 371,375.272 250,442.413 69,312.739
98

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.327487 $13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541 $10.000000	$19.614062 $16.327487 $13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541	537,890.669 632,360.720 924,945.512 883,145.882 872,804.716 820,924.406 374,891.990 96,971.498	48,805.219 33,916.151 46,724.827 65,038.822 65,239.700 87,634.908 60,819.881 5,164.836
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.446283 $15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611 $10.000000	$24.911410 $19.446283 $15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611	843,387.273 1,100,637.040 1,370,230.943 1,972,789.965 1,811,646.319 1,636,479.143 1,191,612.284 226,325.742	109,899.050 228,256.596 341,902.821 630,163.395 633,514.853 612,988.522 474,559.936 30,209.211
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.519695 $13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138 $10.000000	$19.152710 $16.519695 $13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138	529,670.403 653,535.504 737,388.229 1,053,256.981 834,498.510 786,988.063 664,468.037 116,986.679	79,279.735 196,723.805 321,051.472 595,102.564 590,907.643 597,913.642 509,792.218 28,735.814
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.761216 $11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328 $10.000000	$16.746665 $15.761216 $11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328	285,607.780 358,186.206 410,203.490 561,451.341 475,172.893 438,809.742 344,271.416 59,349.035	44,567.249 99,326.888 171,049.563 362,816.888 385,420.876 386,744.398 350,294.747 4,148.494
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.055871 $11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753 $10.000000	$13.603261 $13.055871 $11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753	52,082.138 54,616.484 52,727.057 63,148.255 77,192.453 80,168.178 47,459.645 16,632.257	1,394.765 1,367.161 1,181.952 1,915.227 1,360,509 1,370.985 1,051.756 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.275452 $9.542077 $9.989207	$12.473559 $11.275452 $9.542077	124,558.319 63,707.044 16,037.972	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.274807 $10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538 $10.000000	$12.638760 $12.274807 $10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538	786,149.332 912,529.126 1,082,394.071 1,491,988.973 1,438,179.377 1,784,931.787 1,401,951.811 1,842,017.360	29,182.518 29,200.328 33,164.131 42,323.362 44,590.277 39,946.977 18,505.279 1,383.488
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.413594 $13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033 $10.000000	$14.919815 $16.413594 $13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033	231,148.818 321,990.814 339,038.598 472,371.877 497,742.472 452,357.793 350,201.422 50,867.318	14,557.702 23,936.087 51,687.702 58,370.135 54,615.055 58,274.557 40,531.568 17,393.577
99

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$10.494038 $9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	644,987.635 376,070.193 299,981.923 470,005.936 607,053.126 591,510.272 743,361.179 646,518.867	134,018.920 275,268.367 282,505.738 356,063.791 377,869.271 528,590.947 421,655.821 174,629.578
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$10.494038 $9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	805,198.615 590,312.608 3,470,391.047 739,511.091 4,873,405.326 3,992,056.770 593,754.936 3,482.845	24,433.151 20,800.101 782,673.416 85,686.639 1,295,977.828 1,025,013.520 56,718.188 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.052604 $10.401014 $11.28789 $9.958681 $9.513983 $9.999548	$12.364050 $12.052604 $10.401014 $11.28789 $9.958681 $9.513983	3,900,248.180 4,176,153.804 4,652,635.118 5,220,210.685 3,775,134.284 1,158,801.050	211,347.907 259,582.515 287,876.497 304,278.973 137,431.910 86,336.103
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.644021 $9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134 $10.000000	$11.395274 $11.644021 $9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134	133,148.453 163,102.070 217,914.380 250,376.715 254,399.794 269,804.906 166,490.280 63,241.310	16,175.162 46,847.691 50,417.648 77,475.068 79,437.969 96,222.885 34,995.610 2,843.462
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.190549 $9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633 $10.000000	$9.062377 $9.190549 $9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633	2,316,331.974 1,908,188.401 2,299,985.602 1,602,868.867 2,529,140.266 2,191,978.940 1,419,900.456 1,727,691.484	48,062.143 52,093.422 22,003.910 25,432.012 129,060.785 389,923.770 391,276.499 293,788.763
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.832669 $10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949 $10.000000	$12.739212 $11.832669 $10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949	518,235.715 525,788.703 607,187.137 771,219.581 970,302,033 969,398.301 894,990.652 356,124.159	11,719.632 13,982.057 33,693.956 46,886.463 75,944.883 110,254.095 108,513.253 36,927.656
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.301864 $10.778162 $11.253760 $10.138010 $9.998648	$13.277158 $12.301864 $10.778162 $11.253760 $10.138010	417,772.225 362,807.683 346,442.263 561,530.426 584,082.591	74,868.296 4,834.419 5,074.038 3,341.876 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.243458 $11.193893 $11.844308 $10.207126 $9.998648	$14.363325 $13.243458 $11.193893 $11.844308 $10.207126	324,430.270 199,816.968 100,311.747 51,414.564 34,498.768	69,852.989 15,765.182 754.957 0.000 0.000
100

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.459330 $11.799675 $12.671932 $10.453951 $9.998648	$15.627991 $14.459330 $11.799675 $12.671932 $10.453951	16,720.525 26,816.136 27,465.275 32,914.250 1,888.246	4,746.863 1,361.309 1,383.016 1,166.213 3,638.049
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.147254 $11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069 $10.000000	$14.637624 $13.147254 $11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069	3,000,593.167 3,422,950.527 4,030,910.354 5,111,465.918 5,763,233.260 6,004,912.069 5,302,758.711 2,452,159.553	196,564.824 224,341.105 287,565.283 335,735.160 349,161.017 368,856.410 315,446.914 193,512.887
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.565517 $10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899 $10.000000	$14.904165 $12.565517 $10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899	243,987.216 295,013.573 385,534.686 463,280.422 510,654.533 475,026.981 321,593.619 86,255.852	22,678.629 28,465.063 50,416.586 85,116.947 71,947.097 123,149.179 69,872.515 50,477.022
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.846553 $13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358 $10.000000	$17.818300 $15.846553 $13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358	4,340,994.899 4,690,523.449 5,329,723.141 5,714,227.087 5,829,614.143 5,133,260.436 2,390,178.719 846,771.666	257,764.762 310,529.660 413,118.649 537,134.311 535,654.427 459,431.230 335,840.509 50,722.907
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.784783 $13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900 $10.000000	$20.805718 $17.784783 $13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900	143,716.782 205,306.907 225,375.400 241,957.863 267,965.672 185,124.496 138,837.629 45,252.660	16,647.288 23,306.332 11,813.321 20,551.711 20,065.931 18,927.320 16,528.296 212.264
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.065156 $10.802256 $11.474173 $10.362453 $10.099672 $10.492730 $10.463402 $10.000000	$13.202574 $12.065156 $10.802256 $11.474173 $10.362453 $10.099672 $10.492730 $10.463402	2,173,933.137 2,531,169.735 2,657,211.398 2,626,584.225 2,842,297.992 2,885,567.764 1,799,118.890 859,254.384	109,321.243 144,183.453 184,342.764 233,286.455 206,699.293 209,496.466 145,024.828 24,624.544
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.463330 $12.490322 $14.221662 $11.624448 $11.167282 $11.598634 $11.511064 $10.000000	$18.915467 $15.463330 $12.490322 $14.221662 $11.624448 $11.167282 $11.598634 $11.511064	218,042.418 309,732.388 373,107.654 487,809.607 441,868.380 594,974.013 585,346.544 155,400.451	8,556.299 4,364.943 4,336.134 3,883.849 28,874.953 5,475.678 1,856.986 1,199.051
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.087050 $11.955593 $13.115820 $11.158176 $10.675723 $11.133874 $11.048720 $10.000000	$15.888559 $14.087050 $11.955593 $13.115820 $11.158176 $10.675723 $11.133874 $11.048720	8,493,662.626 9,493,086.163 10,932.440.003 12,081,853.386 11,047,852.821 11,262,307.802 8,419,509.261 3,481.238.734	278,092.899 330,503.479 433,961.229 536,839.860 511,125.331 517,685.257 317,535.793 160,915.977
101

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.993629 $11.370312 $12.213930 $10.692895 $10.327498 $10.765963 $10.666738 $10.000000	$14.350214 $12.993629 $11.370312 $12.213930 $10.692895 $10.327498 $10.765963 $10.666738	14,114,451.410 15,413,960.077 17,475,466.595 19,815.444.618 21,026,241.857 22,553,575.372 22,074,908.232 8,416,943.646	677,682.181 763,704.055 847,088.980 919,846.361 1,021,475.856 1,027,373.063 317,535.793 330,832.694
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.458080 $9.821352 $9.994815 $9.824634 $9.786023 $9.915645 $9.591261 $10.000000	$11.024033 $10.458080 $9.821352 $9.994815 $9.824634 $9.786023 $9.915645 $9.591261	828,734.139 743,272.027 783,349.724 894,685.575 1,182,687.557 803,333.767 522,888.441 253,335.000	106,271.137 174,298.251 251,440.153 362,754.219 377,095.840 191,336.809 106,009.025 51,666.815
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.856688 $15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537 $10.000000	$23.410930 $19.856688 $15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537	114,271.853 156,792.799 186,032.463 263,293.522 256,739.641 200,875.359 122,331.076 12,606.972	5,599.773 5,626.970 49,432.824 117,940.209 123,845.585 12,759.711 2,126.419 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.828491 $10.224832 $11.801594 $9.876797 $9.933718 $10.293130 $10.547569 $10.000000	$13.326802 $11.828491 $10.224832 $11.801594 $9.876797 $9.933718 $10.293130 $10.547569	1,812,668.579 2,050,610.838 2,483,963.836 3,068,076.653 3,054,936.218 3,641,030.517 2,400,838.117 1,033,844.806	143,288.320 158,076.161 202,437.617 208,403.826 189,552.603 301,738.819 109,401.619 42,480.448
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.835192 $13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085 $10.000000	$16.730940 $16.835192 $13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085	431,792.875 582,402.231 833,156.141 1,426,154.763 1,256,831.186 1,085,894.934 837,321.324 158,057.554	65,723.533 136,208.733 277,537.753 536,836.134 564,964.063 512,188.209 478,670.027 166,792.762
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.830763 $10.747195 $11.286648 $10.574505 $10.317499 $10.531461 $10.074011 $10.000000	$13.045583 $11.830763 $10.747195 $11.286648 $10.574505 $10.317499 $10.531461 $10.074011	4,066,041.902 4,463,235.388 5,071,759.131 5,974,315.444 6,629,997.808 6,445,923.397 4,459,686.872 1,848,481.012	262,909.579 299,040.503 331,889.147 412,256.374 420,460.236 385,015.010 310,069.225 154,451.238
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.181984 $10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648 $10.000000	$11.916876 $12.181984 $10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648	4,640,989.324 5,125,618.026 5,878,022.311 6,879,014.900 7,968,525.017 8,321,901.530 5,825,954.981 2,264,209.023	430,602.903 458,818.813 597,544.207 635,553.225 812,597.205 579,741.512 417,242.620 134,652.324
102

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.700114 $11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543 $10.000000	$12.221654 $12.700114 $11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543	2,488,662.682 2,801,447.032 3,320,149.410 3,994,118.611 4,802,816.111 5,231,756.843 3,046,400.074 1,324,765.634	184,189.789 194,069.209 243,768.822 300,048.213 321,975.741 312,856.187 169,270.878 81,991.539
TA Madison Diversified Income - Service Class Subaccount inception date June 1,2017	2020 2019 2018 2017	$13.075607 $11.565080 $11.847855 $11.342925	$13.884568 $13.075607 $11.565080 $11.847855	307,833.836 359,785.977 302,822.444 240,269.271	3,371.463 3,241.593 3,357.923 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.649592 $11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013 $10.000000	$12.963785 $12.649592 $11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013	25,993,225.172 28,767,902.407 33,176,228.327 37,900,024.011 41,373,742.345 43,849,362.943 32,717,032.490 11,386,700.818	1,906,495.420 2,556,927.517 2,957,317.702 3,287,360.633 3,581,122.810 3,555,666.443 2,546,744.945 798,390.673
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.089795 $10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227 $10.000000	$12.476132 $12.089795 $10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227	1,545,543.062 1,685,294.464 1,944,007.633 2,896,278.453 4,128,802.717 3,709,480.082 3,164,750.174 1,391,501.380	259,627.279 567,722.665 599,608.255 785,659.978 854,531.295 838,242.161 484,640.672 361,354.798
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.674821 $11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869 $10.000000	$14.018194 $13.674821 $11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869	8,612,331.399 9,742,260.402 11,720,685.722 14,330,393.839 16,077,902.033 18,189,318.936 15,685,951.390 5,548,339.779	1,107,111.403 1,377,113.132 1,632,741.209 2,077,892.779 2,194,620.116 2,242,972.614 1,812,793.691 691,025.466
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.696629 $11.742654 $12.274093 $11.262211 $10.991679 $11.548912 $10.866845 $10.000000	$16.211340 $13.696629 $11.742654 $12.274093 $11.262211 $10.991679 $11.548912 $10.866845	2,224,594.938 2,533,111.251 3,194,040.526 3,665,498.378 4,357,579.672 4,682,745.168 4,441,725.603 1,222,783.518	149,162.778 156,443.133 158,155.081 211,588.998 237,625.407 268,760.991 238,202.816 37,001.858
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.690433 $21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904 $10.000000	$57.048430 $26.690433 $21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904	366,481.483 429,772.911 212,847.110 217,702.810 195,210.569 179,702.738 97,340.585 21,836.602	23,899.728 47,242.329 20,197.900 21,828.680 11,321.235 18,841.047 4,691.635 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.545856 $10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265 $10.000000	$14.603572 $12.545856 $10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265	2,257,545.560 2,705,408.916 3,243,290.309 3,724,268.692 3,446,210.459 2,697,990.690 1,318,519.902 481,118.236	166,339.212 183,476.422 219,295.179 241,847.612 217,493.582 142,335.930 85,374.412 27,382.182
103

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.524777 $9.327826 $10.282094 $9.290767 $9.409973 $9.905770 $9.998644	$11.024184 $10.524777 $9.327826 $10.282094 $9.290768 $9.409973 $9.905770	896,068.643 911,598.822 1,038,829.503 1,120,801.382 1,317,653.538 1,515,166.021 143,988.176	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.524777 $9.327826 $10.282094 $9.290768 $9.409973 $10.238680	$11.024184 $10.524777 $9.327826 $10.282094 $9.290768 $9.409973	N/A	23,791.172 27,539.022 86,781.637 85,705.270 29,348.409 11,134.826
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.517780 $12.984745 $13.738225 $12.270651 $11.589150 $11.789415 $10.846881 $10.000000	$17.64555 $15.517780 $12.984745 $13.738225 $12.270651 $11.589150 $11.789415 $10.846881	4,300,794.110 4,620,781.478 5,198,848.702 6,159,492.860 4,761,012.052 1,281,357.575 367,697.118 155,696.096	348,440.009 427,156.705 457,313.842 456,127.195 446,315.041 63,934.012 1,747.118 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.036189 $9.278751 $11.016157 $9.998521	$11.686104 $11.036189 $9.278751 $11.016157	34,149.303 35,220.696 51,605.391 19,368.393	0.000 0.000 3,075.860 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.050333 $11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283 $10.000000	$13.973999 $13.050333 $11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283	2,499,047.310 2,760,608.046 3,129,996.807 4,053,789.006 4,608,904.816 4,567,234.345 4,038,621.568 1,521,956.282	59,815.601 64,379.994 75,076.404 108,548.015 145,993.702 134,580.508 122,967.168 50,222.198
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.656477 $10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054 $10.000000	$13.680848 $12.656477 $10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054	996,615.234 1,131,518.741 1,491,544.464 2,006,685.341 2,064,430.387 1,731,743.267 742,912.559 211,353.453	74,863.427 93,101.461 100,320.750 133,250.215 139,608.083 76,815.579 22,446.998 10,407.479
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.556427 $11.337994 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951 $10.000000	$14.546848 $13.556427 $11.337994 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951	1,622,859.483 1,715,881.155 2,057,577.935 2,414,549.923 2,583,067.027 2,662,730.420 1,600,587.241 605,375.864	131,775.196 138,173.933 135,556.060 147,269.640 154,216.271 299,233.124 105,071.479 61,916.712
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.346709 $9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602 $10.000000	$10.931086 $10.346709 $9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602	1,453,245.700 1,758,804.947 2,027,893.620 2,660,893.620 2,714,265.079 2,698,951.372 2,321,109.993 1,181,039.994	222,489.269 333,945.983 454,472.638 607,221.188 696,687.609 703,918.348 562,017.795 290,303.551
104

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.213171 $8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785 $10.000000	$9.850254 $9.213171 $8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785	453,680.075 507,614.472 629,988.914 893,178.889 1,034,894.576 1,789,457.242 1,905,725.931 265,309.758	32,000.697 34,448.214 34,938.697 61,568.970 62,927.511 42,945.571 41,392.292 23,605.265
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.532646 $10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935 $10.000000	$12.098644 $11.532646 $10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935	1,005,233.799 1,130,848.027 1,348,716.506 1,669,890.550 2,220,649.615 2,185,824.034 1,541,826.177 822,960.680	16,458.053 17,852.772 32,607.711 35,403.818 48,076.413 49,344.909 40,231.271 24,998.605
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.075239 $11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115 $10.000000	$11.630828 $12.075239 $11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115	2,308,873.764 2,550,049.075 3,100,468.291 3,683,726.949 4,201,503.940 4,941,948.601 4,035,152.360 1,571,002.368	181,137.859 187,424.522 222,378.647 226,843.579 251,210.540 354,761.524 230,373.462 137,089.962
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.752367 $10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329 $10.000000	$11.935445 $11.752367 $10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329	4,373,372.021 5,089,978.669 5,989,148.979 6,926,343.732 7,724,174.203 8,448,771.881 8,256,449.224 3,955,128.014	181,564.253 198,671.881 233,889.073 318,869.801 361,235.792 422,477.154 433,651.266 223,774.389
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.296154 $8.946722 $9.969727	$10.066287 $10.296154 $8.946722	55,725.924 250.287 0.000	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.416257 $10.435474 $11.184152 $9.998521	$15.545631 $13.416257 $10.435474 $11.184152	16,131.835 16,871.236 33,328.053 4,272.400	8,098.650 6,296.471 1,378.899 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.246669 $14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615 $10.000000	$17.598883 $17.246669 $14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615	99,429.736 120,993.714 148,626.655 245,484.014 197,397.000 184,816.109 195,517.665 31,802.685	13,343.075 19,856.893 21,799.264 28,825.401 26,838.989 33,086.324 15,144.463 2,174.061
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.008243 $16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885 $10.000000	$25.479994 $21.008243 $16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885	430,596.518 565,664.318 768,482.850 1,119,971.239 979,522.859 897,268.173 635,617.289 162,884.426	66,860.763 184,262.426 329,329.645 587,495.983 572,024.370 520,458.178 448,300.487 114,130.104
105

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.232180 $10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868 $10.000000	$12.778166 $12.232180 $10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868	73,806.926 81,646.212 97,997.925 108,969.074 158,312.402 116,947.050 83,460.367 26,244.915	3,501.129 50,977.344 63,385.514 78,538.486 71,016.529 81,745.215 27,618.553 2,941.474
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.583131 $17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257 $10.000000	$31.766322 $23.583131 $17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257	168,835.304 223,567.304 202,058.511 337,232.034 301,358.135 317,232.511 222,562.763 80,969.535	13,540.339 48,995.603 38,573.174 66,115.077 64,825.173 61,614.906 24,046.726 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.051949 $12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$15.093269 $14.051949 $12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	14,504.884 35,282.823 26,129.229 28,193.673 30,280.470 35,106.933 9,290.371 3,341.657	916.869 916.869 916.869 916.869 916.926 916.991 917.060 316.419
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.639081 $15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$18.815607 $18.639081 $15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	41,931.487 43,335.341 49,261.573 50,670.148 50,654.867 55,108.672 42,593.715 21,856.165	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.777009 $13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$17.425923 $15.777009 $13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	145,295.331 179,296.704 280,316.814 201,184.946 256,528.386 129,429.028 95,272.296 40,691.480	891.402 891.402 2,470.814 2,414.569 2,412.170 891.519 891.586 306.167
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.510874 $9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$11.328314 $10.510874 $9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	293,513.903 309,824.086 351,444.969 442,789.966 512,677.522 404,826.804 267,683.874 48,244.062	3,809.094 3,866.544 6,697.614 3,311.385 3,869.977 3,894.901 2,074.498 1,747.509
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.532546 $17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$33.656917 $22.532546 $17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	72,228.181 92,740.996 116,019.204 111,092.321 111,703.967 102,363.806 59,543.877 28,219.573	4,715.754 4,294.119 3,936.519 843.864 843.916 843.975 844.039 292.644
106

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.298990 $16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$22.637445 $20.298990 $16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	80,470.870 100,288.634 152,881.724 156,732.620 167,258.437 180,983.619 140,755.081 79,993.089	3,795.722 3,753.762 3,749.742 3,961.019 3,396.859 1,996.615 831.541 292.596
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.701222 $11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$15.337077 $13.701222 $11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	85,411.765 84,575.945 102,386.055 97,859.100 93,863.642 62,230.205 43,496.061 24,943.959	6,276.827 4,839.722 4,626.506 893.399 893.454 893.517 893.584 306.855
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.491649 $13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$19.840994 $16.491649 $13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	81,187.022 64,932.380 100,805.655 102,626.825 111,343.243 106,706.324 126,709.755 98,079.100	0.000 0.000 0.000 0.000 51.506 1,332.808 43.027 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.641824 $15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$25.199668 $19.641824 $15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	63,434.611 71,407.946 83,774.828 89,803.595 76,826.234 73,398.074 33,327.644 10,840.127	8,292.499 5,214.251 5,349.670 4,793.119 4,554.938 8,405.314 3,996.322 874,845
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.685794 $13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513 $10.000000	$19.374332 $16.685794 $13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	37,010.999 58,311.227 70,046.645 68,086.405 72,320.811 79,593.785 58,450.028 35,108.203	4,195.071 4,242.998 4,183.510 4,219.069 4,364.502 6,303.126 2,230.758 565.913
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.919693 $12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$16.940462 $15.919693 $12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	13,037.449 22,297.676 25,131.627 23,659.703 15,256.906 16,383.539 7,080.418 2,394.411	2,720.183 2,684.115 2,671.809 2,643.024 2,678.119 2,641.685 2,184.583 592.605
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.186905 $11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$13.760429 $13.186905 $11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	6,057.129 7,729.667 9,257.148 8,851.425 4,921.799 3,420.804 2,728.542 14.971	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.303756 $9.551691 $9.989248	$12.523629 $11.303756 $9.551691	42,168.348 28,126.964 1,006.955	0.000 0.000 0.000
107

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.398207 $11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$12.784989 $12.398207 $11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	59,441.632 67,806.744 68,359.205 116,953.712 171,246.263 149,640.900 99,577.778 454,433.033	0.000 0.000 0.000 0.000 0.000 2,544.566 1,743.794 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.578603 $13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$15.092443 $16.578603 $13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	23,406.427 19,200.635 25,105.825 98,819.687 100,809.586 102,379.804 24,158.172 3,449.318	2,169.674 6,309.646 6,465.922 6,867.381 2,091.537 4,816.818 4,238.242 1,452.199
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$10.615453 $9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	213,672.954 212,792.211 200,833.830 213,791.465 301,656.634 267,110.460 229,240.493 118,019.127	6,013.650 6,130.098 4,792.771 4,255.891 8,061.509 222,803.237 3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$10.615453 $9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2020 2019 2018 2017 2016 2015	$12.137363 $10.458472 $11.273779 $9.983636 $9.523565 $9.999589	$12.469702 $12.137363 $10.458472 $11.273779 $9.983636 $9.523565	1,731,563.118 2,008,094.635 2,553,830.900 2,531,134.973 1,538,083.138 312,767.949	36,565.514 62,809.156 74,232.764 79,506.979 41,719.140 29,954.489
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.761133 $9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$11.527191 $11.761133 $9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	25,522.601 23,743.211 29,312.790 37,379.601 41,809.349 40,772.499 28,645.858 15,048.486	2,968.652 4,637.689 5,069.525 4,974.289 13,702.573 13,181.159 3,004.891 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.282960 $9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.167237 $9.282960 $9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	551,389.340 267,208.427 318,364.979 359,338.090 626,376.121 707,102.360 484,704.900 384,089.323	40,847.786 25,714.215 35,822.637 40,697.435 37,098.281 69,487.436 177,092.938 20,842.924
108

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.951619 $10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$12.886592 $11.951619 $10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	214,976.504 243,283.879 269,964.785 300,292.530 333,998.457 316,221.857 233,040.756 105,114.053	17,024.052 13,792.616 15,194.777 19,442.929 34,620.010 49,708.571 38,716.121 2,202.988
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.371941 $10.823311 $11.283871 $10.149951 $9.998771	$13.372830 $12.371941 $10.823311 $11.283871 $10.149951	159,886.925 155,714.899 160,758.914 109,724.215 121,401.258	16,128.817 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.318919 $11.240798 $11.875999 $10.219150 $9.998771	$14.466855 $13.318919 $11.240798 $11.875999 $10.219150	149,394.625 84,137.567 40,984.215 110.217 0.000	23,242.202 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.541701 $11.849103 $12.705812 $10.466249 $9.998771	$15.740622 $14.541701 $11.849103 $12.705812 $10.466249	1,295.775 1,296.484 180.586 2,386.749 2,206.028	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.279432 $11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$14.806972 $13.279432 $11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	1,470,144.877 1,656,597.845 1,896,925.208 2,285,447.085 2,625,133.628 2,567,035.293 2,300,269.186 968,809.271	78,975.491 88,960.727 107,137.958 126,243.853 146,573.925 140,032.535 86,264.053 24,968.725
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.691851 $10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$15.076602 $12.691851 $10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	30,726.953 31,980.690 33,812.493 73,100.238 67,721.082 74,501.988 22,115.469 6,050.885	3,762.257 3,753.413 5,117.161 4,583.938 4,405.566 4,113.192 1,140.702 854.495
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.005890 $13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$18.024495 $16.005890 $13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	1,408,746.374 1,494,273.462 1,828,724.343 2,096,588.668 2,044,531.267 1,739,313.614 922,108.414 278,846.205	42,348.815 51,117.698 43,483.576 48,108.956 38,232.629 32,193.046 30,327.463 13,008.480
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.963577 $13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$21.046442 $17.963577 $13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	13,019.729 18,533.647 25,125.749 26,741.852 26,356.163 23,615.654 16,288.672 3,643.075	1,080.840 2,439.878 2,304.017 2,479.574 2,245.743 1,273.012 1,181.460 1,176.849
109

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.186495 $10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903 $10.000000	$13.355381 $12.186495 $10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903	697,347.094 914,535.239 805,611.611 1,013,614.984 1,094,806.862 1,159,925.012 621,632.024 285,473.261	16,616.368 17,465.823 21,278.166 25,718.681 25,948.682 77,128.335 28,961.841 36,537.062
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.618803 $12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602 $10.000000	$19.134332 $15.618803 $12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602	132,414.632 141,665.271 126,496.303 128,928.642 68,597.209 49,792.778 29,903.644 18,915.919	0.000 0.000 541.360 507.291 536.502 545.879 542.513 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.228679 $12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804 $10.000000	$16.072392 $14.228679 $12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804	3,152,872.498 3,537,477.024 3,997,645.220 4,489,919.334 4,335,761.945 4,571,391.860 3,683,756.801 1,764,489.987	171,478.822 173,465.076 202,401.343 218,576.150 226,066.033 228,939.774 198,981.466 129,102.681
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.124268 $11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437 $10.000000	$14.516271 $13.124268 $11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437	5,150,690.395 5,661,497.655 6,395,913.668 7,315,679.463 7,579,996.726 7,996,618.555 7,757,462.638 3,258,183.934	260,621.689 277,972.669 331,813.805 365,123.639 440,299.391 390,159.713 327,030.171 113,366.040
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.563219 $9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889 $10.000000	$11.151579 $10.563219 $9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889	188,031.995 229,038.561 256,544.674 323,509.562 388,303.437 377,916.004 132,289.095 58,277.786	12,069.093 13,281.917 19,374.499 15,378.952 15,079.019 12,284.602 9,244.612 11,182.491
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.056322 $15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$23.681811 $20.056322 $15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	9,119.827 11,087.664 11,634.411 20,067.413 20,762.439 18,990.152 14,794.869 9,473.375	0.000 2,500.105 5,570.039 5,869.064 2,873.329 205.933 218.572 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.947448 $10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141 $10.000000	$13.481032 $11.947448 $10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141	530,889.720 624,850.519 813,042.940 891,281.480 986,976.222 1,050,457.986 761,558.633 253,806.662	58,495.792 62,789.154 73,576.312 83,990.667 81,981.965 75,913.435 55,046.121 18,175.270
110

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.004433 $13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$16.924510 $17.004433 $13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	40,231.284 46,728.101 45,455.516 59,210.833 47,384.756 48,363.104 13,718.975 8,222.901	0.000 0.000 1,381.396 1,328.954 1,318.761 549.767 41.054 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.949729 $10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125 $10.000000	$13.196540 $11.949729 $10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125	1,582,281.555 1,864,198.715 2,058,599.384 2,505,750.433 2,772,824.326 2,408,546.059 1,901,607.683 902,505.293	167,124.053 175,285.298 201,703.047 210,969.689 227,977.717 217,695.101 86,383.576 21,333.911
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.304477 $10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$12.054789 $12.304477 $10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	2,050,206.597 2,269,332.860 2,530,483.016 3,047,871.157 3,482,149.355 3,721,268.972 2,858,440.096 1,039,380.138	153,289.310 164,599.018 186,436.660 203,262.711 211,333.233 197,075.933 85,117.563 28,730.840
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.827766 $11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$12.363031 $12.827766 $11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	913,191.555 982,047.806 1,149,886.955 1,326,079.203 1,540,714.791 1,704,301.320 932,814.082 287,278.458	71,022.537 84,702.120 91,404.550 105,357.617 108,036.703 541,698.274 193,592.776 35,401.322
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$13.207033 $11.663820 $11.930999 $11.412629	$14.045183 $13.207033 $11.663820 $11.930999	384,939.059 394,165.978 400,379.216 351,484.283	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.776792 $11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$13.113812 $12.776792 $11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	8,887,125.080 9,866,860.113 11,478,018.517 13,036,082.049 14,581,221.436 15,477,858.340 12,187,086.846 4,153,049.354	959,068.903 1,125,035.993 1,325,471.373 1,473,997.422 1,679,383.988 1,620,361.477 927,625.831 87,085.678
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.211357 $11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$12.620497 $12.211357 $11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	763,639.883 849,440.662 1,157,459.629 1,321,262.863 1,387,815.352 1,360,515.031 1,051,554.155 472,504.182	109,609.009 124,863.788 134,106.217 143,940.095 141,875.895 53,722.993 45,757.874 2,335.180
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.812289 $11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$14.180369 $13.812289 $11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	4,351,170.257 4,807,337.715 5,401,420.359 6,339,714.697 6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830	549,543.583 786,161.545 921,293.299 1,001,722.850 1,043,001.393 447,757.940 324,414.451 167,039.670
111

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.834310 $11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738 $10.000000	$16.398853 $13.834310 $11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738	1,047,868.554 1,171,508.141 1,404,139.125 1,701,737.957 1,864,708.854 1,929,846.523 1,665,112.584 554,239.451	22,001.530 20,185.465 22,086.174 23,393.780 23,922.336 25,021.088 20,412.190 5,877.135
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.958784 $22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$57.708343 $26.958784 $22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	44,258.241 48,960.126 32,427.388 59,172.248 52,228.770 40,030.272 11,736.698 4,582.366	5,032.405 4,033.704 1,989.043 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.672017 $10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$14.772565 $12.672017 $10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	409,153.868 480,076.934 700,803.492 795,805.807 642,459.808 271,892.069 107,725.203 83,325.946	13,055.895 23,956.961 24,140.813 25,597.739 16,879.171 9,834.841 5,868.073 4,642.464
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$11.126358 $10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $9.907970	218,706.502 238,847.279 308,344.143 366,616.609 407,788.914 550,476.747 26,175.188	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $10.246046	$11.126358 $10.606383 $9.386058 $10.330687 $9.320727 $9.426201	N/A	16,026.274 17,872.138 18,841.679 19,975.662 25,819.971 1,697.702
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.080598 $9.302137 $11.027259 $9.998644	$11.750738 $11.080598 $9.302137 $11.027259	916.096 916.265 916.445 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.673777 $13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766 $10.000000	$17.849694 $15.673777 $13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766	1,207,467.216 1,293,633.920 1,330,013.296 1,512,184.558 1,159,220.190 398,952.963 8,754.652 4,677.660	8,448.608 14,410.469 15,426.306 30,403.040 21,801.894 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.181539 $11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$14.135658 $13.181539 $11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	1,210,224.165 1,401,138.890 1,695,134.753 1,984,257.667 2,115,462.311 2,102,701.415 1,940,470.405 663,747.387	45,152.063 50,531.625 55,788.871 61,830.637 84,050.103 67,099.524 61,722.504 24,930.676
112

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.783697 $11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$13.839106 $12.783697 $11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	431,074.985 395,540.090 487,515.008 561,535.170 705,263.163 618,552.961 338,376.125 154,285.485	23,604.086 24,644.217 24,803.548 25,290.866 31,372.066 69,155.878 63,489.171 12,625.256
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.692713 $11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$14.715149 $13.692713 $11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	565,680.709 617,065.495 661,461.588 743,700.247 830,044.729 843,911.685 519,383.356 187,171.655	16,365.856 17,496.778 18,197.784 27,208.609 27,553.848 44,310.096 27,410.601 16,589.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.450712 $9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$11.057545 $10.450712 $9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	559,948.517 583,500.065 678,170.620 800,507.068 852,612.512 867,471.453 638,582.276 256,632.708	50,025.606 54,270.098 69,792.988 69,517.575 68,890.316 68,790.581 39,757.580 25,569.173
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.305793 $8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$9.964220 $9.305793 $8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	145,961.219 179,927.803 232,347.804 422,886.209 303,566.230 650,343.983 657,388.039 83,161.041	24,129.636 28,136.735 35,062.395 36,360.578 26,921.862 26,524.004 15,586.804 1,280.881
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.648630 $10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$12.238670 $11.648630 $10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	391,374.942 455,952.604 537,383.939 744,553.302 827,658.493 910,953.463 756,495.092 288,617.052	41,059.987 46,810.131 50,077.743 52,654.222 61,917.221 72,630.512 52,964.041 32,302.207
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.196651 $11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.765419 $12.196651 $11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	984,683.507 1,088,527.458 1,322,151.003 1,553,704.525 1,756,415.677 2,027,413.251 1,738,537.855 757,546.998	56,309.365 65,347.642 86,637.950 125,210.682 128,927.876 132,069.528 91,965.309 24,812.146
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.870494 $10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$12.073520 $11.870494 $10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	2,362,134.363 2,555,278.517 2,897,075.143 3,304,178.811 3,554,789.443 3,801,333.872 3,743,686.079 1,640,171.897	75,430.473 83,870.836 100,807.738 107,816.586 120,679.287 163,912.016 152,397.945 33,291.767
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.322009 $8.955738 $9.969768	$10.106719 $10.322009 $8.955738	0.000 941.952 0.000	0.000 0.000 0.000
113

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.470249 $10.461768 $11.195411 $9.998644	$15.631641 $13.470249 $10.461768 $11.195411	3,299.082 0.000 0.000 0.000	585.516 585.628 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.420053 $14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$17.802496 $17.420053 $14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	23,656.659 30,475.711 28,776.120 49,553.376 45,179.348 50,676.286 22,176.975 13,338.672	626.485 585.114 566,061 576.297 603.184 1,389.976 1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.219453 $16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$25.774794 $21.219453 $16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	33,582.810 36,091.984 51,294.914 82,663.665 77,359.197 74,762.460 33,870.139 17,070.291	5,211.815 6,510.658 7,272.029 7,531.318 7,516.759 6,730.362 3,512.824 1,934.378
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.355179 $10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$12.926051 $12.355179 $10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	6,409.089 6,544.368 8,399.032 52,686.855 51,878.380 48,969.630 1,634.284 0.000	1,331.547 1,136.940 1,109.699 1,029.649 1,053.376 1,014.790 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.820192 $17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$32.133774 $23.820192 $17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	23,172.060 22,340.424 31,566.483 32,908.338 32,649.136 27,846.539 20,269.017 2,683.729	3,833.572 4,492.166 3,129.696 0.000 3,787.096 3,787.389 3,787.673 3,787.978
X-Share– No longer being sold
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.727991 $11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$14.693815 $13.727991 $11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	7,591.314 6,462.329 6,556.666 6,690.277 9,434.104 9,840.782 9,000.968 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.209404 $15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$18.317579 $18.209404 $15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	50,989.472 63,191.835 60,074.035 57,708.609 48,425.764 43,397.324 14,836.998 3,032.105	8,180.478 9,307.949 11,519.288 14,619.904 11,935.628 10,053.941 6,465.464 0.000
114

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.413293 $12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$16.964731 $15.413293 $12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	59,773.210 117,491.130 63,259.670 65,995.264 125,375.141 136,584.843 124,625.235 75,409.507	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.268514 $9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$11.028464 $10.268514 $9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	259,907.996 267,820.666 223,444.415 248,712.805 285,189.211 193,074.605 72,895.435 27,207.388	14,350.075 14,645.770 14,922.329 15,209.528 17,468.143 18,732.238 18,830.797 1,231.452
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.013148 $17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$32.766377 $22.013148 $17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	144,449.673 145,079.870 129,538.584 138,445.437 139,497.602 117,311.767 73,729.957 7,390.560	8,935.196 15,051.561 7,045.967 7,401.318 3,236.846 1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.831101 $16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$22.038396 $19.831101 $16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	90,669.307 104,801.138 100,174.305 79,709.958 92,678.715 78,410.554 47,941.594 4,060.769	8,135.792 8,136.693 8,137.618 8,138.614 8,139.617 8,140.468 8,141.349 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.385319 $11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$14.931103 $13.385319 $11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	177,746.899 196,115.808 88,149.211 71,549.198 70,342.309 60,278.897 48,336.863 3,967.271	17,145.732 22,359.573 18,472.371 8,884.655 5,567.923 6,070.271 17,696.639 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.111407 $13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$19.315808 $16.111407 $13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	92,722.410 93,340.340 39,318.618 38,999.374 31,843.099 26,660.378 18,827.809 8,454.234	7,855.106 9,587.848 8,234.099 8,331.763 8,377.809 8,409.996 1,481.933 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.188967 $14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$24.532654 $19.188967 $14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	75,230.702 85,285.672 74,277.297 82,747.174 84,361.938 71,779.179 48,597.327 5,426.899	25,973.038 31,135.761 10,753.668 15,896.521 8,726.561 9,406.280 25,555.544 0.000
115

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.301082 $13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$18.861470 $16.301082 $13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	80,691.568 47,293.655 40,358.146 54,085.485 47,695.387 40,626.973 22,654.386 5,679.391	1,517.405 2,617.576 1,692.696 10,266.091 12,728.765 10,152.838 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.552603 $11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$16.491958 $15.552603 $11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	3,564.452 12,178.859 14,975.965 17,816.527 15,630.870 19,247.083 19,252.996 4,447.118	0.000 0.000 0.000 0.000 0.000 0.000 6,583.318 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.882885 $11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$13.396215 $12.882885 $11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	17,341.057 17,887.014 18,212.682 18,425.956 19,590.967 19,915.633 4,503.139 1,379.793	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.237863 $9.529288 $9.989152	$12.407123 $11.237863 $9.529288	0.000 0.000 0.000	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.112340 $10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$12.446541 $12.112340 $10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	98,819.003 92,188.817 97,849.760 87,043.978 82,113.651 75,318.584 57,029.035 17,471.857	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.196364 $13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$14.692882 $16.196364 $13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	53,924.542 49,026.012 51,964.026 53,273.558 71,574.028 65,792.181 25,568.190 2,148.970	12,454.885 12,870.352 14,475.983 16,892.171 16,423.660 12,251.595 4,000.694 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$10.334434 $9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	94,315.824 44,357.706 59,318.080 66,403.404 46,527.727 89,228.355 95,314.411 210,089.217	2,849.873 3,028.085 4,487.857 17,074.924 17,411.343 93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.688039 $9.279974 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$10.334434 $9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	37,818.770 39,235.669 76,151.667 38,744.328 111,829.738 110,429.233 0.000 0.000	0.000 0.000 30,183.509 0.000 27,645.527 25,493.778 0.000 0.000
116

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.940648 $10.325004 $11.169138 $9.925511 $9.501238 $9.999493	$12.224729 $11.940648 $10.325004 $11.169138 $9.925511 $9.501238	287,762.141 280,333.605 309,623.638 289,512.071 150,444.478 57,566.766	982.708 1,034.897 1,197.180 21,840.789 22,323.135 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.489912 $9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$11.221958 $11.489912 $9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	66,228.997 63,149.578 68,328.589 68,602.504 72,602.687 67,593.245 55,759.507 11,426.843	1,272.878 1,273.366 1,273.873 1,274.421 1,274.972 1,275.456 1,275.957 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.068905 $9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$8.924554 $9.068905 $9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	358,574.641 241,307.382 371,753.130 138,402.287 243,890.953 277,759.711 396,217.631 90,198.082	71,850.593 7,525.679 9,289.333 9,610.207 12,677.178 5,687.306 41,382.544 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.676033 $10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$12.545467 $11.676033 $10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	132,575.984 139,324.450 177,263.903 190,864.801 203,889.737 205,005.248 133,988.797 61,980.123	29,044.208 35,601.458 34,295.643 31,935.192 33,079.269 11,119.765 9,747.559 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.209133 $10.718300 $11.213769 $10.122115 $9.998484	$13.150741 $12.209133 $10.718300 $11.213769 $10.122115	49,106.064 36,582.239 26,065.271 11,785.645 16,786.788	20,551.422 21,389.822 5,321.565 5,399.856 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.143623 $11.131714 $11.802212 $10.191125 $9.998484	$14.226565 $13.143623 $11.131714 $11.802212 $10.191125	118,246.104 85,780.631 57,233.182 780.474 0.000	9,553.413 7,756.354 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.350328 $11.734128 $12.626893 $10.437566 $9.998484	$15.479174 $14.350328 $11.734128 $12.626893 $10.437566	5,214.683 5,289.885 3,002.573 2,444.320 0.000	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.973240 $11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$14.415013 $12.973240 $11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	605,225.541 647,260.287 688,437.717 726,297.875 817,126.762 742,044.014 646,604.816 214,649.401	31,605.139 32,246.913 32,688.101 34,977.546 40,850.734 32,297.872 26,566.895 11,340.714
117

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.399204 $9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$14.677503 $12.399204 $9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	68,291.424 85,053.668 82,844.833 105,458.135 98,735.657 96,008.022 71,917.815 22,044.900	2,791.074 2,730.060 2,998.780 20,484.185 15,848.513 14,528.836 553.167 523.863
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.636874 $13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$17.547402 $15.636874 $13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	600,827.730 574,395.458 550,041.259 485,030.516 484,456.783 472,225.046 305,553.448 151,816.419	79,717.054 80,993.622 48,836.501 53,473.940 42,591.605 13,352.016 13,506.541 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.549404 $13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$20.489324 $17.549404 $13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	44,095.204 35,950.255 34,952.114 26,551.673 28,807.094 23,234.471 10,292.833 1,753.473	16,763.228 16,483.563 13,098.830 10,532.956 6,597.840 7,189.010 11,873.757 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.905511 $10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437 $10.000000	$13.001842 $11.905511 $10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437	285,570.592 288,950.886 317,218.005 330,610.480 215,068.562 204,440.725 100,902.847 54,400.588	15,605.410 15,792.986 13,737.539 11,568.420 18,674.231 21,906.547 11,831.855 1,153.454
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.258630 $12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701 $10.000000	$18.627785 $15.258630 $12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701	67,654.758 69,403.585 65,695.769 70,546.509 69,773.871 68,150.375 39,466.046 10,332.616	2,241.792 2,094.390 2,088.010 2,052.179 2,018.197 2,064.966 2,027.424 2,020.947
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.900601 $11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969 $10.000000	$15.646943 $13.900601 $11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969	937,470.459 1,087,174.359 1,254,318.619 1,360,098.213 1,111,646.403 892,504.923 649,493.804 322,040.388	103,028.146 111,546.503 112,789.927 123,435.984 124,429.338 85,400.703 86,361.056 25,615.689
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.821655 $11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493 $10.000000	$14.131990 $12.821655 $11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493	1,147,000.507 1,292,555.998 1,290,253.547 1,255,207.318 1,262,054.074 1,241,819.585 1,191,094.465 574,590.373	206,886.182 234,494.976 222,135.572 214,636.820 220,057.385 196,587.091 187,247.240 64,108.488
118

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.319609 $9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442 $10.000000	$10.856340 $10.319609 $9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442	260,299.661 222,907.686 276,258.178 199,467.303 181,510.166 122,096.810 77,361.468 36,806.110	20,720.321 21,868.119 20,923.723 22,429.833 22,248.021 22,838.395 17,669.545 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.593906 $15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$23.054950 $19.593906 $15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	69,407.521 66,114.522 20,278.072 61,146.439 32,282.391 30,166.608 21,009.886 9,743.777	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.671903 $10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491 $10.000000	$13.124104 $11.671903 $10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491	327,569.076 395,750.072 462,641.404 514,389.712 540,456.270 532,227.237 288,975.249 121,399.558	18,724.723 17,570.207 8,819.172 8,625.567 11,252.536 11,123.569 9,521.307 5,713.512
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.612368 $13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$16.476478 $16.612368 $13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	43,796.467 50,886.418 47,259.391 55,608.726 77,306.783 80,374.625 26,566.340 6,008.446	7,027.464 7,462.644 5,576.359 7,850.628 15,270.734 14,690.235 12,734.689 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.674180 $10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561 $10.000000	$12.847205 $11.674180 $10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561	448,457.854 466,363.730 494,944.299 529,573.797 611,146.504 597,510.595 379,177.812 205,582.055	35,550.604 37,568.371 39,026.442 39,501.185 43,460.649 47,763.893 46,725.205 18,426.011
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.020759 $10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$11.735650 $12.020759 $10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	543,691.842 556,203.421 609,012.485 660,117.180 691,282.088 624,828.066 426,931.812 153,557.869	7,071.239 7,038.835 7,299.923 13,171.242 12,320.894 15,246.698 14,320.404 6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.531992 $10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$12.035749 $12.531992 $10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	411,284.722 434,485.976 477,793.963 543,594.986 670,552.391 618,824.904 375,317.508 152,318.000	13,375.595 13,332.057 13,745.677 21,682.292 26,055.595 26,185.285 18,833.699 4,682.708
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$12.902530 $11.434824 $11.737982 $11.250710	$13.673391 $12.902530 $11.434824 $11.737982	8,153.980 8,111.583 7,878.795 0.000	5,497.065 5,972.835 0.000 0.000
119

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.482176 $10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$12.766643 $12.482176 $10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	1,548,270.472 1,647,535.479 1,742,109.278 1,855,420.354 1,882,202.749 1,933,811.807 1,381,841.447 493,178.589	123,815.464 146,818.514 202,062.266 217,907.939 204,974.696 218,155.709 137,249.126 11,578.948
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.929769 $10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$12.286389 $11.929769 $10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	236,529.471 263,902.063 302,848.007 352,358.794 435,801.824 434,904.196 341,982.745 149,500.111	12,905.907 13,062.178 13,217.254 13,368.483 19,385.552 21,835.704 24,707.544 7,587.017
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.493807 $11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $0.933258 $10.000000	$13.804985 $13.493807 $11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	810,141.473 892,370.635 1,012,951.316 1,156,245.343 1,263,569.815 1,282,251.974 1,124,097.518 526,666.776	182,201.134 190,243.779 220,012.470 232,664.851 349,166.994 393,437.249 474,131.875 309,942.162
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.515343 $11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328 $10.000000	$15.964818 $13.515343 $11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328	369,732.764 382,289.754 405,349.060 434,165.330 498,316.360 483,794.985 419,353.970 176,352.356	2,714.169 3,501.456 22,027.218 12,428.208 16,820.597 16,732.627 17,503.478 5,103.611
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.337251 $21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$56.181270 $26.337251 $21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	146,876.114 120,181.238 22,724.001 30,630.141 30,192.931 22,164.920 17,616.386 2,073.137	4,917.296 7,072.453 1,152.282 1,319.836 1,471.965 750.608 826.178 879.797
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.379822 $10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$14.381513 $12.379822 $10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	175,321.424 152,152.519 186,040.575 224,722.383 186,312.011 118,330.320 55,897.666 7,586.979	18,087.643 18,658.689 15,438.745 19,417.068 16,223.661 15,368.222 19,367.446 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$10.889566 $10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $9.902841	241,235.998 265,394.557 285,844.260 279,707.770 220,112.383 152,554.505 7,071.562	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $10.228890	$10.889566 $10.417064 $9.250812 $10.217721 $9.251011 $9.388423	N/A	5,090.482 5,129.019 2,582.734 0.000 0.000 0.000
120

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$10.977308 $9.247703 $11.001403 $9.998356	$11.600539 $10.977308 $9.247703 $11.001403	15,727.255 15,310.837 3,478.298 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.312401 $12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406 $10.000000	$17.377213 $15.312401 $12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406	306,802.180 339,830.745 282,333.077 349,205.675 210,887.523 47,375.614 16,397.468 10,051.989	4,207.715 4,332.354 4,396.811 4,461.497 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.877603 $10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$13.761480 $12.877603 $10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	325,026.708 355,070.473 378,790.062 402,150.157 360,410.492 312,284.902 277,947.180 85,136.975	6,011.627 6,324.916 6,415.735 12,942.362 13,789.068 20,353.834 23,754.796 10,343.226
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.488979 $10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$13.472832 $12.488979 $10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	125,152.697 132,027.231 141,876.713 148,949.678 166,367.544 158,176.841 77,364.845 28,996.096	15,955.449 16,486.520 16,970.013 17,298.065 17,531.828 12,514.219 10,995.668 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.376985 $11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$14.325627 $13.376985 $11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	259,789.480 291,096.083 311,037.938 337,958.073 385,794.852 355,011.373 184,636.573 81,578.800	9,526.065 9,539.012 13,575.450 13,684.960 17,863.044 9,850.662 4,362.675 2,338.169
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.209749 $9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$10.764831 $10.209749 $9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	271,666.564 249,133.038 257,500.183 306,344.622 331,994.542 256,226.179 189,805.930 101,190.096	76,038.645 79,174.246 81,407.327 81,506.489 90,297.440 54,207.755 51,072.335 9,257.141
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.091215 $8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$9.700441 $9.091215 $8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	112,245.489 112,789.722 120,428.398 123,203.717 113,674.059 107,995.743 86,578.965 112,955.236	34,775.179 35,219.211 32,581.053 26,874.834 23,719.117 20,470.668 20,321.950 6,885.940
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.379996 $10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$11.914646 $11.379996 $10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	128,258.733 143,104.509 153,373.655 164,450.778 186,675.566 163,020.741 121,293.408 68,183.031	17,723.865 17,619.661 17,645.225 17,867.282 18,115.055 18,056.313 18,089.026 0.000
121

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.915406 $10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$11.453929 $11.915406 $10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	448,767.739 485,422.390 516,020.850 569,422.832 681,736.758 644,693.354 438,730.559 181,462.867	36,854.226 34,710.965 34,338.957 28,920.603 35,027.533 37,930.233 39,976.124 14,012.207
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.596785 $10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$11.753900 $11.596785 $10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	793,452.796 866,631.845 921,331.299 955,205.891 953,081.447 980,712.262 830,633.242 261,775.976	30,313.526 33,628.884 35,004.466 46,691.849 72,758.748 75,759.598 70,449.193 20,302.256
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.261817 $8.934715 $9.969672	$10.012657 $10.261817 $8.934715	7,301.751 6,870.142 0.000	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.344716 $10.400580 $11.169170 $9.998356	$15.431870 $13.344716 $10.400580 $11.169170	23,025.642 12,562.704 16.115 0.000	1,492.331 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.018355 $13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$17.331192 $17.018355 $13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	20,984.594 91,182.422 33,010.342 37,508.160 41,587.288 44,061.410 20,777.098 8,039.206	9,632.280 11,345.615 5,280.195 6,465.922 6,804.281 6,649.604 4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.730180 $15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$25.092499 $20.730180 $15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	108,352.225 99,183.641 92,527.525 97,423.969 98,804.639 87,568.387 56,661.441 8,070.959	7,754.493 8,619.976 8,677.372 11,252.919 11,633.314 10,526.726 6,878.443 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.070258 $10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$12.583825 $12.070258 $10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	19,927.320 19,933.892 14,964.422 12,678.073 12,670.888 8,997.585 5,841.191 0.000	827.331 656.392 647.598 586.342 570.623 552.408 548.753 514.886
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.271065 $16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$31.283369 $23.271065 $16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	73,349.001 83,017.909 63,603.272 72,430.466 70,976.762 59,368.306 40,316.323 3,649.583	9,868.447 10,317.983 9,556.439 12,748.571 13,370.947 13,615.598 0.000 0.000

122

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.912276 $11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322 $10.000000	$14.920857 $13.912276 $11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322	76,639.490 90,627.453 110,305.459 101,931.635 103,344.061 108,369.734 81,020.802 58,159.861	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.453620 $15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638 $10.000000	$18.600449 $18.453620 $15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638	343,258.354 430,605.312 439,154.006 459,154.293 416,577.523 378,916.414 210,244.968 84,301.684	18,000.442 29,999.794 37,885.528 39,230.769 33,668.898 22,555.461 12,929.527 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.620233 $13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618 $10.000000	$17.226888 $15.620233 $13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618	325,649.577 359,791.423 387,147.748 373,098.250 354,306.620 129,465.970 84,420.926 28,670.208	9,580.999 2,515.438 1,292.062 1,292.062 1,292.062 1,292.062 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.406408 $9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258 $10.000000	$11.198922 $10.406408 $9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258	438,032.137 443,934.134 437,695.388 446,013.474 484,927.848 388,670.432 252,162.343 68,871.088	48,607.201 44,954.516 45,874.526 46,459.632 46,393.949 35,860.841 16,835.224 9,098.407
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.308658 $17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072 $10.000000	$33.272606 $22.308658 $17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072	514,123.892 601,337.236 610,657.646 591,118.538 512,998.655 386,765.862 183,200.735 88,512.783	25,653.089 24,985.708 17,380.491 16,971.754 18,834.121 13,108.322 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.097293 $16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007 $10.000000	$22.378911 $20.097293 $16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007	348,744.538 382,720.034 317,476.339 316,441.741 313,787.018 277,566.627 127,507.280 44,091.114	34,769.195 31,880.352 16,636.435 12,774.308 15,299.527 7,079.262 1,191.830 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.565050 $11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562 $10.000000	$15.161886 $13.565050 $11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562	340,979.795 453,609.485 434,496.166 428,965.984 385,929.153 341,886.626 117,470.611 31,502.074	34,197.819 57,852.995 54,625.105 5,265.066 3,628.369 2,796.999 15,699.939 0.000
123

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.327487 $13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541 $10.000000	$19.614062 $16.327487 $13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541	129,201.545 142,345.276 142,825.237 127,424.454 116,027.974 64,828.891 45,719.731 13,141.248	16,857.396 2,573.600 2,431.445 2,323.744 2,177.198 2,177.606 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.446283 $15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611 $10.000000	$24.911410 $19.446283 $15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611	711,815.730 786,643.976 765,109.270 777,608.913 705,896.451 616,608.706 279,874.719 96,693.583	93,369.777 115,814.411 61,410.380 49,849.785 42,288.414 37,643.192 21,243.648 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.519695 $13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138 $10.000000	$19.152710 $16.519695 $13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138	192,972.300 187,393.570 195,762.386 201,057.913 190,049.345 178,370.115 85,846.326 39,168.540	4,491.521 3,235.566 2,928.437 27,809.674 30,915.814 25,487.520 233.954 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.761216 $11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328 $10.000000	$16.746665 $15.761216 $11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328	173,925.214 172,085.149 185,343.634 202,464.048 194,493.590 130,608.979 76,688.615 45,387.595	2,114.404 1,957.619 1,992.190 2,344.322 1,384.230 708.193 13,110.657 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.055871 $11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753 $10.000000	$13.603261 $13.055871 $11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753	21,313.626 24,867.200 23,703.590 22,961.081 24,574.701 21,957.091 16,401.849 5,693.321	4,146.611 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.275452 $9.542077 $9.989207	$12.473559 $11.275452 $9.542077	12,522.732 6,616.292 7,613.786	4,465.765 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.274807 $10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538 $10.000000	$12.638760 $12.274807 $10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538	379,446.999 524,232.331 547,336.751 610,403.320 619,698.587 568,512.176 306,858.160 57,098.603	4,939.265 4,522.483 4,407.786 4,939.172 5,727.998 2,908.927 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.413594 $13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033 $10.000000	$14.919815 $16.413594 $13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033	85,757.356 93,388.557 122,938.628 121,603.426 130,464.286 106,385.902 70,215.684 29,345.321	69,909.826 76,070.717 80,959.563 82,492.440 80,602.059 61,101.456 735.115 0.000
124

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$10.494038 $9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	720,991.793 891,513.503 579,662.966 281,296.444 391,135.740 384,028.451 268,489.196 304,703.505	23,299.828 20,839.463 19,200.456 22,284.848 47,264.770 61,862.441 39,148.002 17,890.737
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$10.494038 $9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	29,493.231 410.416 617,539.954 0.000 378,141.994 207,941.319 0.000 0.000	0.000 0.000 5,082.196 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2020 2019 2018 2017 2016 2015	$12.052604 $10.401014 $11.228789 $9.958681 $9.513983 $9.999548	$12.364050 $12.052604 $10.401014 $11.228789 $9.958681 $9.513983	1,164,349.668 1,328,897.552 1,287,049.056 996,781.715 532,434.301 137,851.607	35,534.639 37,765.487 40,334.009 37,904.164 17,291.115 2,591.378
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.644021 $9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134 $10.000000	$11.395274 $11.644021 $9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134	101,595.876 106,165.207 99,836.355 122,283.050 126,031.307 106,212.446 65,088.757 25,062.523	2,654.934 3,803.386 3,815.826 4,530.805 5,523.241 1,088.278 290.463 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.190549 $9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633 $10.000000	$9.062377 $9.190549 $9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633	1,259,283.085 583,363.817 703,951.474 535,861.353 651,219.695 256,144.371 272,381.377 273,237.858	90,633.985 57,289.492 37,182.774 50,624.103 62,393.394 123,950.244 129,198.067 54,116.854
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.832669 $10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949 $10.000000	$12.739212 $11.832669 $10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949	210,488.318 237,783.926 251,521.433 254,469.403 255,414.174 233,123.024 167,350.714 57,388.340	32,575.098 39,168.337 40,261.574 40,110.252 38,585.922 53,395.919 53,329.671 9,457.313
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.301864 $10.778162 $11.253760 $10.138010 $9.998648	$13.277158 $12.301864 $10.778162 $11.253760 $10.138010	230,706.574 218,946.713 173,235.194 60,289.381 56,026.628	3,724.780 3,773.768 3,822.633 3,248.739 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.243458 $11.193893 $11.844308 $10.207126 $9.998648	$14.363325 $13.243458 $11.193893 $11.844308 $10.207126	334,307.811 125,254.312 103,494.597 93,869.190 85,587.877	1,964.920 0.000 0.000 2,184.420 2,184.903
125

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.459330 $11.799675 $12.671932 $10.453951 $9.998648	$15.627991 $14.459330 $11.799675 $12.671932 $10.453951	5,538.434 4,891.125 5,385.657 7,930.464 1,914.929	1,489.359 1,489.564 2,132.925 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.147254 $11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069 $10.000000	$14.637624 $13.147254 $11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069	1,341,032.442 1,438,788.749 1,534,063.176 1,694,972.952 1,790,479.197 1,763,861.611 1,477,360.858 488,692.944	153,963.267 169,486.739 183,584.986 201,030.005 244,211.712 237,385.769 210,272.067 78,120.712
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.565517 $10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899 $10.000000	$14.904165 $12.565517 $10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899	83,645.976 88,572.866 96,364.607 111,727.107 127,468.738 98,424.016 29,813.216 11,128.316	7,586.145 8,952.726 8,706.474 58,054.090 43,112.311 32,549.782 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.846553 $13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358 $10.000000	$17.818300 $15.846553 $13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358	1,541,005.781 1,561,594.629 1,604,464.616 1,603,942.439 1,692,312.448 1,443,213.560 944,584.503 318,714.850	183,320.405 195,130.979 196,194.916 205,852.387 202,027.996 136,674.202 128,779.461 39,359.873
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.784783 $13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900 $10.000000	$20.805718 $17.784783 $13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900	191,474.680 140,939.680 123,192.705 110,703.960 114,425.072 102,490.632 51,016.607 20,575.953	18,429.461 31,546.130 33,663.487 6,492.854 277.359 263.805 244.915 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.065156 $10.802256 $11.474173 $10.362453 $10.099672 $10.492730 $10.463402 $10.000000	$13.202574 $12.065156 $10.802256 $11.474173 $10.362453 $10.099672 $10.492730 $10.463402	606,631.087 710,763.701 754,096.688 813,306.405 928,990.251 856,205.460 752,829.888 206,568.136	92,047.406 94,395.602 96,317.620 110,090.658 123,164.421 115,304.740 118,192.092 62,716.502
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.463330 $12.490322 $14.221662 $11.624448 $11.167282 $11.598634 $11.511064 $10.000000	$18.915467 $15.463330 $12.490322 $14.221662 $11.624448 $11.167282 $11.598634 $11.511064	206,863.726 424,762.101 352,370.959 501,589.343 435,996.639 428,423.106 528,553.959 126,810.846	39.527 40.334 281.713 285.170 289.258 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.087050 $11.955593 $13.115820 $11.158176 $10.675723 $11.133874 $11.048720 $10.000000	$15.888559 $14.087050 $11.955593 $13.115820 $11.158176 $10.675723 $11.133874 $11.048720	2,213,526.439 2,344,155.203 2,734,291.082 2,783,863.892 2,611,047.672 2,283,550.929 1,733,031.341 795,211.884	162,360.361 154,097.167 163,527.291 142,954.941 84,467.670 79,227.937 60,606.324 28,832.602
126

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.993629 $11.370312 $12.213930 $10.692895 $10.327498 $10.765963 $10.666738 $10.000000	$14.350214 $12.993629 $11.370312 $12.213930 $10.692895 $10.327498 $10.765963 $10.666738	4,123,129.393 4,562,824.212 4,818,916.902 4,764,598.016 5,051,028.756 5,248,318.848 4,886,943.314 1,983,334.473	314,467.760 361,469.302 372,055.649 341,755.637 381,110.935 382,773.770 330,104.621 147,099.938
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.458080 $9.821352 $9.994815 $9.824634 $9.786023 $9.915645 $9.591261 $10.000000	$11.024033 $10.458080 $9.821352 $9.994815 $9.824634 $9.786023 $9.915645 $9.591261	702,725.577 681,015.697 613,452.382 618,838.598 612,294.356 438,326.854 236,095.156 80,172.815	91,204.191 80,496.793 75,346.037 76,813.683 91,888.994 92,183.400 64,889.275 27,187.752
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.856688 $15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537 $10.000000	$23.410930 $19.856688 $15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537	44,762.883 63,180.164 81,656.696 98,886.101 80,987.930 58,688.900 46,929.107 20,380.021	266.852 278.105 621.378 631.728 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.828491 $10.224832 $11.801594 $9.876797 $9.933718 $10.293130 $10.547569 $10.000000	$13.326802 $11.828491 $10.224832 $11.801594 $9.876797 $9.933718 $10.293130 $10.547569	600,904.419 686,456.299 758,352.832 890,874.842 874,603.955 915,953.210 526,638.146 104,131.074	49,804.610 51,922.808 53,396.144 58,011.111 61,251.808 71,865.712 61,407.006 45,086.658
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.835192 $13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085 $10.000000	$16.730940 $16.835192 $13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085	337,926.351 447,676.185 468,091.292 478,631.512 442,182.240 364,683.580 179,960.749 41,446.858	3,333.156 7,938.382 7,709.129 7,461.847 32,321.750 25,749.865 14,642.890 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.830763 $10.747195 $11.286648 $10.574505 $10.317499 $10.531461 $10.074011 $10.000000	$13.045583 $11.830763 $10.747195 $11.286648 $10.574505 $10.317499 $10.531461 $10.074011	1,384,458.007 1,505,092.091 1,465,022.922 1,680,686.958 1,597,341.649 1,328,197.965 998,792.110 451,069.235	84,576.986 98,212.822 102,303.797 123,183.549 166,775.731 145,404.399 134,711.377 56,393.576
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.181984 $10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648 $10.000000	$11.916876 $12.181984 $10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648	1,443,911.536 1,455,871.793 1,581,490.810 1,824,651.236 2,004,824.695 1,961,794.390 1,535,589.132 614,124.908	114,773.007 151,843.629 166,165.493 189,476.685 191,782.753 176,698.012 81,927.397 23,497.813
127

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.700114 $11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543 $10.000000	$12.221654 $12.700114 $11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543	972,698.972 1,012,884.112 1,075,106.869 1,180,139.818 1,370,266.825 1,582,241.487 724,160.365 234,641.630	106,390.912 117,259.560 122,604.347 144,555.417 164,763.100 141,918.961 99,972.160 50,994.646
TA Madison Diversified Income - Service Class Subaccount inception date June 1,2017	2020 2019 2018 2017	$13.075607 $11.565080 $11.847855 $11.342925	$13.884568 $13.075607 $11.565080 $11.847855	57,662.178 38,922.180 13,107.164 2,044.450	23,664.702 29,603.123 364.571 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.649592 $11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013 $10.000000	$12.963785 $12.649592 $11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013	6,631,638.445 7,416,636.705 8,083,486.349 8,336,482.292 8,613,943.715 8,441,505.556 5,869,627.642 1,726,331.463	362,945.255 457,489.614 438,406.096 487,616.895 537,203.307 503,966.935 328,294.369 116,149.251
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.089795 $10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227 $10.000000	$12.476132 $12.089795 $10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227	860,058.247 880,932.385 1,478,552.329 1,006,443.178 1,054,917.409 883,815.205 645,122.969 239,796.021	63,418.588 70,247.070 98,878.028 119,523.175 168,193.471 170,754.765 166,405.891 57,881.192
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.674821 $11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869 $10.000000	$14.018194 $13.674821 $11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869	2,775,567.382 3,028,372.466 3,385,105.772 4,255,065.079 4,213,117.486 4,554,813.515 3,576,273.140 969,869.167	469,090.787 518,021.747 548,232.454 538,517.933 533,647.594 550,928.252 496,920.946 210,717.506
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.696629 $11.742654 $12.274093 $11.262211 $10.991679 $11.548912 $10.866845 $10.000000	$16.211340 $13.696629 $11.742654 $12.274093 $11.262211 $10.991679 $11.548912 $10.866845	909,423.776 739,914.684 826,166.155 938,875.917 1,022,459.981 1,174,722.285 997,720.443 357,702.877	87,765.883 75,566.476 81,017.024 84,254.234 85,633.078 89,519.300 92,479.414 31,430.825
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.690433 $21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904 $10.000000	$57.048430 $26.690433 $21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904	202,333.417 191,242.104 88,767.492 124,746.928 111,495.989 77,858.122 41,984.642 21,779.951	8,690.722 11,360.818 2,167.478 731.597 1,128.897 188.886 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.545856 $10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265 $10.000000	$14.603572 $12.545856 $10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265	473,738.921 518,146.907 557,601.992 600,236.174 507,861.362 303,497.161 231,604.940 152,276.630	76,927.032 79,278.360 77,018.365 86,730.024 62,496.075 8,098.932 0.000 0.000
128

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.524777 $9.327826 $10.282094 $9.290768 $9.409973 $9.905770 $9.998644	$11.024184 $10.524777 $9.327826 $10.282094 $9.290768 $9.409973 $9.905770	344,242.418 358,457.930 369,766.505 345,814.311 337,384.185 296,348.690 5,400.088	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.524777 $9.327826 $10.282094 $9.290768 $9.409973 $10.238680	$11.024184 $10.524777 $9.327826 $10.282094 $9.290768 $9.409973	N/A	7,495.954 7,501.975 7,466.849 2,762.381 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.036189 $9.278751 $11.016157 $9.998521	$11.686104 $11.036189 $9.278751 $11.016157	10,291.846 11,998.663 4,592.515 416.006	1,135.335 291.454 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.517780 $12.984745 $13.738225 $12.270651 $11.589150 $11.789415 $10.846881 $10.000000	$17.645555 $15.517780 $12.984745 $13.738225 $12.270651 $11.589150 $11.789415 $10.846881	975,798.133 1,048,829.498 993,406.254 1,161,941.591 1,165,245.243 137,567.253 69,209.192 55,261.073	83,746.125 94,505.840 116,049.917 123,220.507 89,649.253 14,180.417 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.050333 $11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283 $10.000000	$13.973999 $13.050333 $11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283	637,690.450 698,966.447 759,886.408 985,336.179 1,058,019.590 1,162,994.110 1,054,847.027 239,689.913	34,919.531 36,848.319 43,091.741 44,074.610 43,369.073 42,173.374 35,416.891 4,395.401
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.656477 $10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054 $10.000000	$13.680848 $12.656477 $10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054	699,986.689 722,319.881 784,327.376 797,443.615 803,900.601 458,896.914 294,708.243 66,277.177	4,738.182 9,316.827 37,226.028 79,172.215 86,596.260 23,299.907 3,296.509 1,384.063
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.556427 $11.337994 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951 $10.000000	$14.546848 $13.556427 $11.337994 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951	652,587.637 711,031.498 758,974.022 961,736.522 948,934.484 905,646.690 541,351.900 190,934.766	39,623.399 35,228.704 23,532.736 24,935.905 29,250.644 11,692.425 4,258.667 846.705
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.346709 $9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602 $10.000000	$10.931086 $10.346709 $9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602	834,459.694 821,331.791 902,718.866 876,803.271 890,505.093 796,238.145 590,926.863 249,729.449	108,066.287 122,978.983 120,720.569 136,175.324 135,630.230 119,813.991 96,614.325 37,935.273
129

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.213171 $8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785 $10.000000	$9.850254 $9.213171 $8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785	359,620.130 389,449.760 364,913.591 380,987.023 340,042.293 263,752.077 207,600.222 107,795.568	7,544.821 8,355.360 8,682.176 11,044.914 11,239.629 7,986.555 7,768.269 930.355
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.532646 $10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935 $10.000000	$12.098644 $11.532646 $10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935	336,843.987 403,281.456 446,319.654 475,684.993 581,822.944 674,396.775 611,270.545 321,170.509	45,369.117 46,407.795 47,337.446 59,497.139 57,741.090 52,602.755 53,886.256 26,710.335
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.075239 $11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115 $10.000000	$11.630828 $12.075239 $11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115	951,063.484 1,023,601.558 1,109,710.437 1,192,102.667 1,307,685.355 1,312,723.257 1,065,609.309 357,402.492	73,051.675 122,867.640 116,248.455 131,438.175 129,683.964 157,620.429 135,385.920 38,270.832
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.752367 $10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329 $10.000000	$11.935445 $11.752367 $10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329	1,910,590.226 2,070,157.048 2,327,977.851 2,990,744.198 3,112,988.394 3,239,400.920 3,119,129.748 1,389,809.315	133,200.882 165,727.721 219,694.041 92,850.605 109,899.216 140,604.449 121,027.251 47,738.602
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.296154 $8.946722 $9.969727	$10.066287 $10.296154 $8.946722	16,239.033 7,019.718 0.000	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.416257 $10.435474 $11.184152 $9.998521	$15.545631 $13.416257 $10.435474 $11.184152	94,434.856 89,367.743 30,672.108 9,984.182	13,866.734 3,356.873 2,261.283 578.250
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.246669 $14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615 $10.000000	$17.598883 $17.246669 $14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615	143,447.664 152,495.270 172,830.209 158,587.086 158,875.374 112,488.186 78,004.681 42,702.022	5,848.554 16,357.156 15,704.568 16,859.775 18,888.818 14,949.583 7,425.367 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.008243 $16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885 $10.000000	$25.479994 $21.008243 $16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885	379,716.125 449,499.349 446,090.872 462,544.776 416,228.878 392,039.879 179,964.924 39,600.053	21,887.289 33,427.480 33,424.485 31,143.361 29,528.216 24,465.957 14,129.806 0.000
130

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.232180 $10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868 $10.000000	$12.778166 $12.232180 $10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868	61,648.096 61,906.335 61,924.8667 59,999.305 54,355.635 48,287.686 16,873.801 4,438.711	1,649.760 717.602 488.752 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.583131 $17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257 $10.000000	$31.766322 $23.583131 $17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257	130,460.001 155,837.995 95,241.135 122,298.400 107,747.221 143,528.414 66,253.371 66,386.607	22,627.991 37,629.303 32,317.951 35,719.524 33,680.758 30,544.032 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.051949 $12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$15.093269 $14.051949 $12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	24,362.247 25,630.985 8,661.381 3,093.602 3,173.549 3,854.136 5,712.878 2,961.832	0.000 0.000 521.013 3,680.711 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$18.639081 $15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$18.815607 $18.639081 $15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	14,845.915 14,228.254 12,809.853 13,184.772 13,222.252 11,596.999 7,292.741 5,060.065	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.777009 $13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$17.425923 $15.777009 $13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	37,724.539 37,440.655 34,445.996 34,010.840 39,097.399 42,887.643 27,674.658 5,460.791	12,439.216 14,997.727 12,229.350 6,815.823 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.510874 $9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$11.328314 $10.510874 $9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	214,387.669 206,180.801 237,841.097 238,908.838 227,990.382 173,890.808 144,000.792 20,894.979	3,270.328 5,416.468 15,342.513 15,524.294 9,326.981 9,318.354 5,769.458 4,937.603
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$22.532546 $17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$33.656917 $22.532546 $17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	38,848.975 56,848.387 60,208.470 54,336.456 21,217.469 19,646.958 16,705.093 5,605.280	9,794.591 14,835.379 6,468.324 6,905.184 7,052.161 2,808.820 2,911.497 2,109.894
131

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.298990 $16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$22.637445 $20.298990 $16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	70,670.444 83,141.423 73,024.892 64,962.235 47,054.070 53,371.657 25,761.866 2,342.830	16,550.389 19,318.673 7,301.310 10,348.269 10,603.031 6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.701222 $11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$15.337077 $13.701222 $11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	30,284.883 45,565.122 37,807.979 39,335.395 28,857.342 37,311.146 13,850.687 4,393.718	1,426.381 1,324.973 2,168.816 8,385.552 2,999.251 2,783.824 2,593.533 1,087.418
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.491649 $13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$19.840994 $16.491649 $13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	41,298.691 41,666.095 40,059.287 38,107.213 36,287.441 38,368.522 27,202.761 787.780	1,629.254 1,638.392 1,432.214 1,432.321 1,432.437 1,432.564 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$19.641824 $15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$25.199668 $19.641824 $15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	106,215.300 137,603.515 133,084.497 93,246.998 59,810.170 70,207.323 40,929.381 2,648.529	23,104.771 27,412.331 2,881.792 1,297.925 1,298.030 1,298.145 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.685794 $13.751449 $16.380325 $13.794257 $12.510483 $12.909861 $12.359513 $10.000000	$19.374332 $16.685794 $13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	37,421.192 43,314.260 44,067.918 46,315.041 31,514.374 27,524.821 17,024.895 6,157.133	2,013.092 5,262.524 5,369.123 5,501.256 5,721.750 1,297.454 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.919693 $12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$16.940462 $15.919693 $12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	28,603.703 37,163.543 21,570.485 30,678.264 20,872.593 7,672.671 2,322.768 329.048	2,730.193 2,730.398 2,730.600 2,730.803 2,731.025 2,731.268 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.186905 $11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$13.760429 $13.186905 $11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	4,426.355 4,435.545 3,015.191 1,730.254 1,742.727 8,158.155 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2020 2019 2018	$11.303756 $9.551691 $9.989248	$12.523629 $11.303756 $9.551691	4,554.033 0.000 0.000	0.000 0.000 0.000
132

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.398207 $11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$12.784989 $12.398207 $11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	333,446.022 371,815.304 389,597.441 431,693.686 420,200.431 424,777.954 359,921.125 159,376.034	296.740 3,961.250 949.330 79.698 232.717 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.578603 $13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$15.092443 $16.578603 $13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	25,974.277 42,679.453 36,898.980 41,611.943 28,400.164 17,505.163 26,922.556 1,618.992	4,009.528 3,411.390 2,990.860 2,911.231 2,923.173 3,037.201 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$10.615453 $9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	150,915.660 140,123.610 122,609.345 117,188.042 119,606.397 132,788.810 97,541.816 64,588.028	429.320 3,009.782 6,206.619 3,473.520 31,106.091 175,241.105 556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$10.615453 $9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.137363 $10.458472 $11.273779 $9.983636 $9.523565 $9.999589	$12.469702 $12.137363 $10.458472 $11.273779 $9.983636 $9.523565	386,804.523 395,874.109 407,048.726 381,265.229 294,753.096 154,755.213	43,881.093 50,340.535 53,818.759 57,359.617 19,169.112 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.761133 $9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$11.527191 $11.761133 $9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	25,967.528 28,924.423 21,511.326 44,072.056 45,051.426 37,615.367 12,732.147 2,807.881	1,389.659 3,139.797 2,992.100 4,956.654 4,773.092 2,628.568 1,651.335 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.282960 $9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.167237 $9.282960 $9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	783,181.599 388,180.208 319,762.042 371,678.899 439,922.723 280,150.191 225,841.736 165,630.010	44,055.955 3,554.013 47,201.636 11,458.893 11,479.840 14,445.096 47,232.910 5,372.471
133

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 40- Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.951619 $10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$12.886592 $11.951619 $10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	116,921.267 127,889.864 159,894.351 170,274.903 164,638.220 150,120.668 77,646.183 43,283.804	1,064.333 1,077.401 4,932.164 1,103.337 1,699.395 1,713.314 1,139.108 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.371941 $10.823311 $11.283871 $10.149951 $9.998771	$13.372830 $12.371941 $10.823311 $11.283871 $10.149951	82,145.263 83,931.233 62,022.899 32,420.703 21,045.597	521.700 477.870 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.318919 $11.240798 $11.875999 $10.219150 $9.998771	$14.466855 $13.318919 $11.240798 $11.875999 $10.219150	55,334.747 58,015.512 18,688.422 1,240.431 789.832	4,644.187 893.245 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.541701 $11.849103 $12.705812 $10.466249 $9.998771	$15.740622 $14.541701 $11.849103 $12.705812 $10.466249	6,407.397 6,236.814 2,247.651 2,132.642 0.000	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.279432 $11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$14.806972 $13.279432 $11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	640,212.558 703,085.848 833,298.054 871,291.431 896,637.676 791,918.911 575,485.283 182,959.852	27,914.340 28,427.401 28,934.300 29,086.178 32,393.126 30,150.214 38,773.744 20,631.907
TA International Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.691851 $10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$15.076602 $12.691851 $10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	12,320.371 32,219.004 41,396.599 35,619.694 27,792.406 19,272.819 14,411.718 902.411	2,693.752 2,903.851 2,576.352 2,427.929 2,544.300 2,289.919 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$16.005890 $13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$18.024495 $16.005890 $13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	738,575.745 795,115.757 793,210.215 609,016.808 564,688.514 549,245.018 293,151.516 136,034.029	131,181.165 138,011.222 126,868.705 147,879.806 124,834.748 67,018.505 7,893.999 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.963577 $13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$21.046442 $17.963577 $13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	43,213.331 49,142.391 19,463.535 16,661.669 7,348.457 3,851.557 1,233.186 2,596.771	774.485 796.664 874,493 896.758 919.705 0.000 0.000 0.000
134

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.186495 $10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903 $10.000000	$13.355381 $12.186495 $10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903	522,043.768 559,434.877 577,365.333 510,701.495 274,089.829 298,760.640 221,121.841 114,533.582	11,005.122 11,324.373 14,733.341 10,746.585 6,444.371 6,446.225 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.618803 $12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602 $10.000000	$19.134332 $15.618803 $12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602	17,517.380 13,882.080 17,711.932 17,580.110 12,850.680 13,999.512 8,897.914 5,858.719	1,595.251 1,650.515 1,784.451 2,045.456 2,222.094 2,354.765 2,548.395 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$14.228679 $12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804 $10.000000	$16.072392 $14.228679 $12.057698 $13.207882 $11.219717 $10.718558 $11,161786 $11.059804	723,902.778 750,824.394 839,321.800 848,455.881 734,739.428 663,103.276 473,947.903 175,051.481	82,609.756 85,894.947 89,857.156 47,629.013 35,200.153 47,077.128 21,954.236 3,902.179
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.124268 $11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437 $10.000000	$14.516271 $13.124268 $11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437	1,568,809.419 1,682,862.101 1,755,365.927 1,738,123.588 1,753,022.352 1,750,782.475 1,553,880.178 580,743.752	22,949.511 24,139.907 25,325.776 26,381.264 27,975.783 28,690.952 29,312.407 15,506.739
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.563219 $9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889 $10.000000	$11.151579 $10.563219 $9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889	217,435.046 201,287.526 190,603.370 168,874.265 185,331.545 107,436.937 76,749.293 27,513.051	8,531.909 8,653.018 12,638.754 8,634.775 10,658.494 8,927.230 4,244.782 262.195
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$20.056322 $15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$23.681811 $20.056322 $15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	94,356.325 25,850.524 27,847.775 40,778.028 25,731.864 8,182.746 2,074.721 0.000	2,359.725 2,379.955 690.604 708.188 726.310 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.947448 $10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141 $10.000000	$13.481032 $11.947448 $10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141	363,534.460 405,952.607 416,424.379 389,043.335 381,742.680 381,359.339 221,985.373 98,470.425	27,438.283 32,085.768 33,581.250 34,206.179 31,909.961 36,002.009 17,780.847 3,107.740
135

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.004433 $13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$16.924510 $17.004433 $13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	57,091.133 65,072.853 47,760.143 52,457.626 46,504.640 27,815.391 20,951.676 2,471.024	1,231.861 1,050.105 1,036.612 2,363.501 2,372.616 2,318.462 2,384.885 1,069.548
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.949729 $10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125 $10.000000	$13.196540 $11.949729 $10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125	508,593.346 593,992.048 634,847.724 715,327.131 671,159.966 551,226.440 297,449.461 152,872.006	80,572.535 82,802.457 87,776.340 83,382.788 84,776.266 79,092.881 51,744.671 6,663.723
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.304477 $10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$12.054789 $12.304477 $10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	644,501.819 705,884.188 803,628.509 952,440.034 945,729.337 873,993.923 533,914.082 262,180.810	27,194.577 27,510.248 27,970.489 28,509.324 68,998.581 69,468.896 61,442.162 1,312.603
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.827766 $11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$12.363031 $12.827766 $11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	354,589.896 373,863.638 417,954.468 477,235.037 579,628.401 546,489.290 251,893.282 68,616.863	38,331.381 39,920.090 41,984.283 43,285.011 42,457.527 42,866.914 15,107.729 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$13.207033 $11.663820 $11.930999 $11.412629	$14.045183 $13.207033 $11.663820 $11.930999	15,053.288 21,968.099 7,653.788 5,509.966	0.000 20,890.484 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.776792 $11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$13.113812 $12.776792 $11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	1,684,901.436 1,891,647.720 2,070,176.737 2,240,288.582 2,332,844.715 2,328,082.359 1,646,991.494 405,855.260	149,724.210 166,472.609 173,224.759 176,387.101 171,863.094 167,053.855 78,713.321 2,193.374
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.211357 $11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$12.620497 $12.211357 $11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	421,381.121 429,639.056 461,273.498 480,979.293 526,017.691 539,455.465 428,411.367 298,286.411	16,090.133 22,515.671 27,432.886 18,902.420 21,139.483 22,285.762 16,455.516 15,489.309
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.812289 $11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$14.180369 $13.812289 $11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	1,056,091.171 1,096,510.819 1,194,602.263 1,441,118.080 1,544,060.322 1,570,746.346 1,260,467.572 386,346.006	92,481.632 99,979.970 103,878.553 128,916.055 146,194.092 151,303.992 92,786.203 28,550.047
136

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.834310 $11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738 $10.000000	$16.398853 $13.834310 $11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738	216,536.573 258,682.004 311,900.126 356,824.487 405,524.681 359,257.297 290,232.767 89,652.002	1,255.347 786.164 844.828 907.464 1,514.309 14,128.861 2,986.240 260.599
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$26.958784 $22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$57.708343 $26.958784 $22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	78,647.935 113,413.967 45,079.751 43,456.991 24,736.536 32,460.757 15,492.823 13,726.551	558.662 567.445 638.995 2,800.420 3,019.165 2,341.804 2,463.820 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.672017 $10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$14.772565 $12.672017 $10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	142,873.272 167,131.319 186,919.169 237,583.134 207,182.216 94,909.792 34,490.769 5,947.822	26,633.617 28,487.932 31,195.938 35,802.583 14,400.859 3,458.811 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$11.126358 $10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $9.907970	304,154.956 325,616.904 316,319.555 335,378.777 302,019.777 204,704.722 208.956	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $10.246046	$11.126358 $10.606383 $9.386058 $10.330687 $9.320727 $9.426201	N/A	1,709.233 1,790.514 1,952.808 2,048.699 2,976.118 1,100.787
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.080598 $9.302137 $11.027259 $9.998644	$11.750738 $11.080598 $9.302137 $11.027259	34,009.286 31,765.158 2,726.758 2,588.963	350.199 302.960 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$15.673777 $13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766 $10.000000	$17.849694 $15.673777 $13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766	419,521.989 429,709.724 434,383.501 497,260.562 216,723.254 42,572.329 8,176.799 624.471	98,445.884 100,358.618 105,469.691 123,487.282 108,821.329 17,644.862 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.181539 $11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$14.135658 $13.181539 $11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	307,964.029 345,294.649 372,977.530 431,652.622 462,335.315 431,214.773 321,799.270 82,776.931	36,228.491 38,229.057 40,463.829 41,372.761 41,785.613 35,565.096 33,245.659 4,630.669
137

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.783697 $11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$13.839106 $12.783697 $11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	205,856.900 216,535.405 260,311.904 299,824.084 360,843.462 336,818.586 106,443.342 28,507.539	6,425.767 45,326.814 11,753.895 12,193.171 19,378.255 6,687.646 5,559.718 5,596.475
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$13.692713 $11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$14.715149 $13.692713 $11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	290,019.839 301,306.405 311,024.304 330,042.143 365,568.926 332,175.236 175,250.569 71,227.478	45,405.409 47,735.756 49,682.245 50,875.500 47,096.518 34,320.763 4,152.226 1,027.060
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$10.450712 $9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$11.057545 $10.450712 $9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	366,993.677 399,606.564 387,057.423 419,575.612 400,252.985 343,365.880 199,029.260 51,271.286	10,920.356 11,082.465 11,187.320 11,183.893 15,230.371 13,091.647 1,600.884 265.059
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$9.305793 $8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$9.964220 $9.305793 $8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	162,436.606 172,790.555 185,603.462 191,373.392 207,140.394 187,472.048 74,383.514 19,115.452	11,455.176 11,483.141 11,674.206 10,121.384 10,504.752 10,660.721 5,109.053 279.969
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.648630 $10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$12.238670 $11.648630 $10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	183,190.972 192,356.759 237,908.754 252,997.880 286,824.907 246,177.585 153,383.211 52,488.177	2,458.342 2,455.548 6,296.194 2,530.572 2,585.567 2,649.666 1,859.273 377.148
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.196651 $11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$11.765419 $12.196651 $11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	412,377.924 426,360.435 450,983.960 532,905.151 543,987.752 540,104.273 416,605.109 132,560.522	66,612.971 71,468.175 75,951.305 77,397.638 66,037.489 59,036.437 73,431.287 12,321.160
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$11.870494 $10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$12.073520 $11.870494 $10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	630,968.418 703,564.158 804,451.551 846,649.862 891,431.770 889,317.117 792,280.900 380,104.083	44,632.364 49,260.285 52,230.421 53,674.933 41,817.755 42,527.308 39,215.668 4,700.921
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount inception date May 1, 2018	2020 2019 2018	$10.322009 $8.955738 $9.969768	$10.106719 $10.322009 $8.955738	18,689.681 5,002.252 2,846.832	404.227 319.971 0.000
138

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.470249 $10.461768 $11.195411 $9.998644	$15.631641 $13.470249 $10.461768 $11.195411	77,443.909 58,958.717 2,305.946 0.000	17,750.018 17,945.208 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$17.420053 $14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$17.802496 $17.420053 $14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	24,022.491 33,526.284 26,914.912 26,421.836 29,713.242 45,127.295 12,120.022 0.000	22,932.734 18,808.042 3,466.286 3,532.750 3,825.711 2,969.807 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$21.219453 $16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$25.774794 $21.219453 $16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	51,843.617 79,573.156 42,137.016 41,242.313 26,886.634 24,179.915 17,924.395 11,818.614	989.066 1,036.665 909.260 2,198.529 2,196.281 2,158.403 2,306.665 981.351
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$12.355179 $10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$12.926051 $12.355179 $10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	14,695.982 16,696.391 8,983.986 9,508.325 8,608.636 29,318.727 1,195.579 0.000	816.383 833.294 921.801 945.270 969.459 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2020 2019 2018 2017 2016 2015 2014 2013	$23.820192 $17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$32.133774 $23.820192 $17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	21,522.260 39,464.180 12,596.840 9,501.141 9,148.504 10,689.182 4,947.493 0.000	0.000 4,498.414 4,678.445 6,115.150 6,318.613 1,306.023 1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective December 1, 2020, Transamerica Barrow Hanley Dividend Focused VP was renamed Transamerica Aegon Sustainable Equity Income VP.
(5)	Effective December 1, 2020, Transamerica Levin Large Cap Value VP was renamed Transamerica Rothschild & Co Large Cap Value VP.
(6)	Effective on or about May 1, 2021 American Funds - Bond Fund will be renamed American Funds - The Bond Fund of AmericaSM.
139

APPENDIX
Prior Withdrawal/ Growth Percentages and Rider Fees
The table below identifies the prior percentages for the Retirement Income Max® rider.
Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
February 1, 2018 to June 30, 2018	1.35%

Date	Single Life	Joint Life
July 1, 2018 to November 30, 2019	1.35%	1.45%
December 1, 2019 to April 30, 2020	1.45%	1.55%
May 1, 2020 to April 30, 2021	1.50%	1.60%
New york Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
February 1, 2018 to November 30, 2019	1.35%

Date	Single Life	Joint Life
December 1, 2019 to April 30, 2020	1.45%	1.55%
May 1, 2020 to April 30, 2021	1.50%	1.60%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to January 31, 2018	5.50%
February 1, 2018 to April 30, 2020	7.20%
May 1, 2020 to August 31, 2020	6.50%
September 1, 2020 to April 30, 2021	5.00%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
140

Prior Withdrawal/ Growth Percentages and Rider Fees — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.70% 4.70% 5.70%
February 1, 2018 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
March 1, 2019 to November 30, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.25% 5.40% 5.50% 5.75%	0.00% 3.50% 4.75% 4.90% 5.00% 5.25%
December 1, 2019 to April 30, 2020	0-58 59-64 65-74 75-79 ≥80	0.00% 4.00% 5.00% 5.25% 5.75%	0.00% 3.50% 4.50% 4.75% 5.25%
May 1, 2020 to August 31, 2020	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 5.50%	0.00% 3.50% 4.50% 5.00%
September 1, 2020 to April 30, 2021	0-58 59-64 65-80 ≥81	0.00% 3.75% 5.00% 5.50%	0.00% 3.25% 4.50% 5.00%
New York single life Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
October 1, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
141

Prior Withdrawal/ Growth Percentages and Rider Fees — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage
February 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	N/A 4.00% 5.00% 6.00%
March 1, 2019 to April 30, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	N/A 4.00% 5.15% 5.40% 5.50% 5.75%
May 1, 2019 to November 30, 2019	0-58 59-64 65-70 71-74 75-79 ≥80	N/A 4.00% 5.15% 5.40% 5.50% 5.75%
December 1, 2019 to April 30, 2020	0-58 59-64 65-74 75-79 ≥80	N/A 4.00% 5.00% 5.25% 5.75%
May 1, 2020 to August 31, 2020	0-58 59-64 65-79 ≥80	N/A 4.00% 5.00% 5.50%
September 1, 2020 to April 30, 2021	0-58 59-64 65-80 ≥81	N/A 3.75% 5.00% 5.50%
New York Joint life Withdrawal Percentages
Date	Age at time of first withdrawal	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 3.80% 4.80% 5.80%
October 1, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 0.00% 4.80% 5.80%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 0.00% 4.70% 5.70%
February 1, 2018 to February 28, 2019	0-61 62-64 65-79 ≥80	N/A 3.50% 4.50% 5.50%
142

Prior Withdrawal/ Growth Percentages and Rider Fees — (Continued)
Date	Age at time of first withdrawal	Joint Life Percentage
March 1, 2019 to April 30, 2020	0-61 62-64 65-74 75-79 ≥80	N/A 3.50% 4.50% 5.00% 5.25%
May 1, 2020 to August 31, 2020	0-61 62-64 65-79 ≥80	N/A 3.50% 4.50% 5.00%
September 1, 2020 to April 30, 2021	0-58 59-64 65-80 ≥81	N/A 3.25% 4.50% 5.00%
143

APPENDIX
Prior Withdrawal/Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 rider.
Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
June 1, 2017 to June 30, 2018	Base Benefit Designated Allocation Group A	1.45%	1.45%
	Base Benefit Designated Allocation Group B	1.10%	1.10%
	Base Benefit Designated Allocation Group C	0.70%	0.70%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
July 1, 2018 to February 28, 2019	Base Benefit Designated Allocation Group A	1.40%	1.50%
	Base Benefit Designated Allocation Group B	1.15%	1.25%
	Base Benefit Designated Allocation Group C	0.80%	0.90%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
March 1, 2019 to August 31, 2020	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
September 1, 2020 to April 30, 2021	Base Benefit Designated Allocation Group A	1.85%	1.95%
	Base Benefit Designated Allocation Group B	1.40%	1.60%
	Base Benefit Designated Allocation Group C	0.95%	1.05%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%
new york Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
June 1, 2017 to June 30, 2018	Base Benefit Designated Allocation Group A	1.45%	1.45%
	Base Benefit Designated Allocation Group B	1.10%	1.10%
	Base Benefit Designated Allocation Group C	0.70%	0.70%
	Death Benefit	0.40%	0.35%

Date	Rider Benefit	Single Life Option	Joint Life Option
July 1, 2018 to February 28, 2019	Base Benefit Designated Allocation Group A	1.40%	1.50%
	Base Benefit Designated Allocation Group B	1.15%	1.25%
	Base Benefit Designated Allocation Group C	0.80%	0.90%
	Death Benefit	0.40%	0.35%

144

Prior Withdrawal/Growth Percentages and rider fees — (Continued)
Date	Rider Benefit	Single Life Option	Joint Life Option
March 1, 2019 to August 31, 2020	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%

Date	Rider Benefit	Single Life Option	Joint Life Option
September 1, 2020 to April 30, 2021	Base Benefit Designated Allocation Group A	1.85%	1.95%
	Base Benefit Designated Allocation Group B	1.40%	1.50%
	Base Benefit Designated Allocation Group C	0.95%	1.05%
	Death Benefit	0.40%	0.35%
Growth Percentages
Date	Percentage
May 1, 2016 to February 28, 2019	5.50%
March 1, 2019 to November 30, 2019	6.00%
December 1, 2019 to April 30, 2020	5.25%
May 1, 2020 to April 30, 2021	5.00%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to January 1, 2017	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.50% 5.50% 6.00%	0.00% 4.00% 5.00% 5.50%
March 1, 2019 to April 30, 2020	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.10% 5.20% 5.50% 6.00%	0.00% 3.50% 4.60% 4.70% 5.00% 5.50%
May 1, 2020 to August 31, 2020	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 5.50%	0.00% 3.50% 4.50% 5.00%
September 1, 2020 to April 30, 2021	0-58 59-64 65-80 ≥81	0.00% 3.50% 4.75% 5.25%	0.00% 3.00% 4.25% 4.75%
145

Prior Withdrawal/Growth Percentages and rider fees — (Continued)
New york Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to January 1, 2017	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.50% 5.50% 6.00%	0.00% 4.00% 5.00% 5.50%
March 1, 2019 to April 30, 2020	0-58 59-64 65-66 67-69 70-74 75-79 ≥80	0.00% 4.00% 5.00% 5.10% 5.20% 5.50% 6.00%	0.00% 3.50% 4.05% 4.25% 4.70% 5.00% 5.50%
May 1, 2020 to August 31, 2020	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 5.50%	0.00% 3.50% 4.50% 5.00%
September 1, 2020 to April 30, 2021	0-58 59-64 65-80 ≥81	0.00% 3.50% 4.75% 5.25%	0.00% 3.00% 4.25% 4.75%
146

APPENDIX
Prior Allocation/Withdrawal Percentages and Rider fees
The table below identifies the prior percentages for the Transamerica Income EdgeSM rider.
Rider fee Percentages
Date	Percentage
Prior to November 30, 2019	1.25%
December 1, 2019 to April 30, 2020	1.35%
May 1, 2020 to August 31, 2020	1.45%

Date	Single Life	Joint Life
September 1, 2020 to April 30, 2021	1.45%	1.55%
Required Allocation Percentages
		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
Prior to February 1, 2018	Stable Account	20%	20%	N/A	N/A
	Select Investment Options	20%	80%	25%	100%
	Flexible Investment Options	0%	60%	0%	75%

		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
February 1, 2018 to June 30, 2018	Stable Account	25%	25%	N/A	N/A
	Select Investment Options	0%	75%	0%	100%
	Flexible Investment Options	0%	75%	0%	100%

		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
July 1, 2018 to April 30, 2020	Stable Account	20%	20%	N/A	N/A
	Select Investment Options	0%	80%	0%	100%
	Flexible Investment Options	0%	80%	0%	100%

Premium		Rebalance
Minimum	Maximum	Minimum	Maximum
147

Prior Allocation/Withdrawal Percentages and Rider fees — (Continued)
		Premium		Rebalance
May 1, 2020 to April 30, 2021	Stable Account	30%	30%	N/A	N/A
	Select Investment Options	0%	70%	0%	100%
	Flexible Investment Options	0%	70%	0%	100%
Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4+ Withdrawal Percentage - Single Life Option	Rider Years 4+ Withdrawal Percentage - Joint Life Option
Prior to February 1, 2018	0-58	0.00%	0.00%	0.00%	0.00%
	59-64	4.00%	3.50%	5.00%	4.50%
	65-79	5.00%	4.50%	6.00%	5.50%
	≥80	6.00%	5.50%	7.00%	6.50%
single life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option	Rider Years 4-6 Withdrawal Percentage - Single Life Option	Rider Years 7+ Withdrawal Percentage - Single Life Option
February 1, 2018 to February 28, 2019	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-79	5.00%	6.00%	7.00%
	≥80	6.00%	7.00%	8.00%
March 1, 2019 to November 30, 2019	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-69	5.25%	6.25%	7.25%
	70-74	5.50%	6.50%	7.50%
	75-79	5.75%	6.75%	7.75%
	≥80	6.00%	7.00%	8.00%
December 1, 2019 to April 30, 2020	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-69	5.00%	6.00%	7.00%
	70-74	5.25%	6.25%	7.25%
	75-79	5.50%	6.50%	7.50%
	≥80	5.75%	6.75%	7.75%
May 1, 2020 to August 31, 2020	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	4.75%	5.50%
	65-79	5.00%	5.75%	6.50%
	≥80	5.50%	6.25%	7.00%

148

Prior Allocation/Withdrawal Percentages and Rider fees — (Continued)
	Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage - Single Life Option	Rider Years 6-10 Withdrawal Percentage - Single Life Option	Rider Years 11+ Withdrawal Percentage - Single Life Option
September 1, 2020 to April 30, 2021	0-58	0.00%	0.00%	0.00%
	59-64	3.75%	4.25%	4.75%
	65-80	5.00%	5.50%	6.00%
	≥81	5.50%	6.00%	6.50%
joint life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4-6 Withdrawal Percentage - Joint Life Option	Rider Years 7+ Withdrawal Percentage - Joint Life Option
February 1, 2018 to February 28, 2019	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.25%
	65-79	4.50%	5.50%	6.25%
	≥80	5.50%	6.50%	7.25%
March 1, 2019 to November 30, 2019	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.50%
	65-69	4.75%	5.75%	6.75%
	70-74	5.00%	6.00%	7.00%
	75-79	5.25%	6.25%	7.25%
	≥80	5.50%	6.50%	7.50%
December 1, 2019 to April 30, 2020	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.50%
	65-69	4.50%	5.50%	6.50%
	70-74	4.75%	5.75%	6.75%
	75-79	5.00%	6.00%	7.00%
	≥80	5.25%	6.25%	7.25%
May 1, 2020 to August 31, 2020	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.25%	5.00%
	65-79	4.50%	5.25%	6.00%
	≥80	5.00%	5.75%	6.50%

	Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage - Single Life Option	Rider Years 6-10 Withdrawal Percentage - Single Life Option	Rider Years 11+ Withdrawal Percentage - Single Life Option
September 1, 2020 to April 30, 2021	0-58	0.00%	0.00%	0.00%
	59-64	3.25%	3.75%	4.25%
	65-80	4.50%	5.00%	5.50%
	≥81	5.00%	5.50%	6.00%
149

Prior Allocation/Withdrawal Percentages and Rider fees — (Continued)
New York single life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option	Rider Years 4-6 Withdrawal Percentage - Single Life Option	Rider Years 7+ Withdrawal Percentage - Single Life Option
February 1, 2018 to February 28, 2019	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-79	5.00%	6.00%	7.00%
	≥80	6.00%	7.00%	8.00%
March 1, 2019 to November 30, 2019	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-69	5.25%	6.25%	7.25%
	70-74	5.50%	6.50%	7.50%
	75-79	5.75%	6.75%	7.75%
	≥80	6.00%	7.00%	8.00%
December 1, 2019 to April 30, 2020	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-69	5.00%	6.00%	7.00%
	70-74	5.25%	6.25%	7.25%
	75-79	5.50%	6.50%	7.50%
	≥80	5.75%	6.75%	7.75%
May 1, 2020 to August 31, 2020	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	4.75%	5.50%
	65-79	5.00%	5.75%	6.50%
	≥80	5.50%	6.25%	7.00%

	Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage - Single Life Option	Rider Years 6-10 Withdrawal Percentage - Single Life Option	Rider Years 11+ Withdrawal Percentage - Single Life Option
September 1, 2020 to April 30, 2021	0-58	0.00%	0.00%	0.00%
	59-64	3.75%	4.25%	4.75%
	65-80	5.00%	5.50%	6.00%
	≥81	5.50%	6.00%	6.50%
New York joint life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4-6 Withdrawal Percentage - Joint Life Option	Rider Years 7+ Withdrawal Percentage - Joint Life Option
February 1, 2018 to February 28, 2019	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.25%
	65-79	4.50%	5.50%	6.25%
	≥80	5.50%	6.50%	7.25%
March 1, 2019 to November 30, 2019	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.50%
	65-69	4.75%	5.75%	6.45%
	70-74	5.00%	6.00%	7.00%
	75-79	5.25%	6.25%	7.25%
	≥80	5.50%	6.50%	7.50%
150

Prior Allocation/Withdrawal Percentages and Rider fees — (Continued)
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4-6 Withdrawal Percentage - Joint Life Option	Rider Years 7+ Withdrawal Percentage - Joint Life Option
December 1, 2019 to April 30, 2020	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.50%
	65-69	4.50%	5.50%	6.20%
	70-74	4.75%	5.75%	6.75%
	75-79	5.00%	6.00%	7.00%
	≥80	5.25%	6.25%	7.25%
May 1, 2020 to August 31, 2020	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.25%	5.00%
	65-79	4.50%	5.25%	6.00%
	≥80	5.00%	5.75%	6.50%

	Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage - Single Life Option	Rider Years 6-10 Withdrawal Percentage - Single Life Option	Rider Years 11+ Withdrawal Percentage - Single Life Option
September 1, 2020 to April 30, 2021	0-58	0.00%	0.00%	0.00%
	59-64	3.25%	3.75%	4.25%
	65-80	4.50%	5.00%	5.50%
	≥81	5.00%	5.50%	6.00%
151

F I N A N C I A L   S T A T E M E N T S  –  S T A T U T O R Y   B A S I S

A N D   S U P P L E M E N T A R Y   I N F O R M A T I O N

Transamerica Life Insurance Company

Years Ended December 31, 2020, 2019 and 2018

Transamerica Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2020, 2019 and 2018

Notes to Financial Statements – Statutory Basis

Report of Independent Auditors

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of operations, of changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2020, including the related notes and schedules of supplementary insurance information and reinsurance for each of the three years in the period ended December 31, 2020 and summary of investments - other than investments in related parties as of December 31, 2020 listed in the accompanying index (collectively referred to as the “financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312)298-2000, F: (312)298 2001, www.pwc.com/us

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 2.

Emphasis of Matters

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the mergers of Transamerica Premier Life Insurance Company and MLIC Re I, Inc. into the Company on October 1, 2020, and the merger of Pine Falls Re, Inc. into the Company on December 31, 2020, in transactions accounted for as statutory mergers. Our opinion is not modified with respect to these matters.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 14, 2021

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Millions)

	December 31

	2020	2019
Admitted assets
Cash, cash equivalents and short-term investments	$1,832	$2,442
Bonds	50,444	43,976
Preferred stocks	105	117
Common stocks	3,556	3,376
Mortgage loans on real estate	9,015	7,834
Real estate	56	239
Policy loans	2,037	2,062
Securities lending reinvested collateral assets	2,115	2,004
Derivatives	2,973	1,743
Other invested assets	3,222	3,170
Total cash and invested assets	75,355	66,963

Accrued investment income	697	637
Premiums deferred and uncollected	240	438
Net deferred income tax asset	812	742
Variable annuity reserve hedge offset deferral	–	195
Letter of credit	–	1,870
Other assets	1,344	1,022
Separate account assets	121,820	112,229
Total admitted assets	$200,268	$184,096

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$50,966	$45,865
Policy and contract claim reserves	1,257	943
Liability for deposit-type contracts	946	948
Other policyholders’ funds	32	32
Transfers from separate accounts due or accrued	(823)	(925)
Funds held under reinsurance treaties	3,889	3,994
Asset valuation reserve	1,198	1,267
Interest maintenance reserve	1,389	1,356
Derivatives	3,493	1,933
Payable for collateral under securities loaned and other transactions	2,755	2,691
Borrowed money	3,486	2,709
Variable annuity reserve hedge offset deferral	145	–
Other liabilities	1,605	1,703
Separate account liabilities	121,820	112,229
Total liabilities	192,158	174,745
Total capital and surplus	8,110	9,351
Total liabilities and capital and surplus	$200,268	$184,096

See accompanying notes.

3

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2020	2019	2018
Revenues
Premiums and other considerations	$16,723	$15,708	$14,597
Net investment income	3,361	2,765	2,744
Commissions and expense allowances on reinsurance ceded	661	470	785
Reserve adjustment on reinsurance ceded	(273)	(128)	(155)
Consideration received on reinsurance recapture and novations	2,958	15	183
Fee revenue and other income	2,096	2,150	2,338
Total revenue	25,526	20,980	20,492

Benefits and expenses
Death benefits	2,863	2,358	2,380
Annuity benefits	1,528	1,492	1,442
Accident and health benefits	1,120	1,112	1,124
Surrender benefits	15,352	16,301	15,853
Other benefits	234	230	224
Net increase (decrease) in reserves	4,985	(1,329)	991
Commissions	1,435	1,481	1,600
Net transfers to (from) separate accounts	(4,850)	(5,130)	(4,407)
IMR adjustment due to reinsurance	–	–	(13)
General insurance expenses and other	1,780	1,254	1,615
Total benefits and expenses	24,447	17,769	20,809
Gain (loss) from operations before dividends and federal income taxes	1,079	3,211	(317)
Dividends to policyholders	10	10	7
Gain (loss) from operations before federal income taxes	1,069	3,201	(324)
Federal income tax (benefit) expense	(109)	(39)	(36)
Net gain (loss) from operations	1,178	3,240	(288)
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	113	469	(786)
Net income (loss)	$1,291	$3,709	$(1,074)

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

Balance at January 1, 2018	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
As originally presented	$7	$1	$(58)	$150	$3,473	$90	$3,689	7,352
Merger of TPLIC, MLIC Re and PFRe	–	–	–	160	1,246	4	896	2,306
Balance at January 1, 2018	7	1	(58)	310	4,719	94	4,585	9,658
Net income (loss)	–	–	–	–	–	–	(1,074)	(1,074)
Change in net unrealized capital gains/losses, net of taxes	–	–	–	–	–	145	1,182	1,327
Change in net deferred income tax asset	–	–	–	–	–	–	168	168
Change in nonadmitted assets	–	–	–	–	–	–	63	63
Change in reserve on account of change in valuation basis	–	–	–	–	–	–	(7)	(7)
Change in asset valuation reserve	–	–	–	–	–	–	(12)	(12)
Change in surplus as a result of reinsurance	–	–	–	–	–	–	33	33
Change in letter of credit	–	–	–	–	–	–	(82)	(82)
Dividends to stockholders	–	–	–	–	–	–	(624)	(624)
Return of capital	–	–	–	–	(559)	–	–	(559)
Other changes - net	–	(1)	–	–	3	(7)	(1)	(6)
Balance at December 31, 2018	$7	$–	$(58)	$310	$4,163	$232	$4,231	$8,885
Net income (loss)	–	–	–	–	–	–	3,709	3,709
Change in net unrealized capital gains/losses, net of taxes	–	–	–	–	–	(37)	(239)	(276)
Change in net deferred income tax asset	–	–	–	–	–	–	(160)	(160)
Change in nonadmitted assets	–	–	–	–	–	–	124	124
Change in reserve on account of change in valuation basis	–	–	–	–	–	–	(1,218)	(1,218)
Change in asset valuation reserve	–	–	–	–	–	–	(252)	(252)
Change in surplus as a result of reinsurance	–	–	–	–	–	–	(143)	(143)
Change in surplus notes	–	–	–	(250)	–	–	–	(250)
Change in treasury stock	–	–	58	–	–	–	–	58
Change in letter of credit	–	–	–	–	–	–	(160)	(160)
Dividends to stockholders	–	–	–	–	–	–	(733)	(733)
Return of capital	–	–	–	–	(308)	–	–	(308)
Other changes - net	–	–	–	–	2	2	71	75
Balance at December 31, 2019	$7	$–	$–	$60	$3,857	$197	$5,230	$9,351

Continued on next page.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2019	$7	$–	$–	$60	$3,857	$197	$5,230	$9,351
Net income (loss)	–	–	–	–	–	–	1,291	1,291
Change in net unrealized capital gains/losses, net of tax	–	–	–	–	–	(342)	216	(126)
Change in net deferred income tax asset	–	–	–	–	–	–	(126)	(126)
Change in nonadmitted assets	–	–	–	–	–	–	201	201
Change in reserve on account of change in valuation basis	–	–	–	–	–	–	14	14
Change in asset valuation reserve	–	–	–	–	–	–	69	69
Change in surplus as a result of reinsurance	–	–	–	–	–	–	(51)	(51)
Change in surplus notes	–	–	–	(60)	–	–	–	(60)
Change in letter of credit	–	–	–	–	–	–	(1,870)	(1,870)
Capital contribution	–	–	–	–	700	–	–	700
Dividends to stockholders	–	–	–	–	–	–	(1,200)	(1,200)
Other changes - net	–	–	–	–	5	–	(88)	(83)
Balance at December 31, 2020	$7	$–	$–	$–	$4,562	$(145)	$3,686	$8,110

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Millions)

	Year Ended December 31

	2020	2019	2018
Operating activities
Premiums and annuity considerations	$16,785	$15,551	$14,618
Net investment income	2,758	2,931	2,843
Other income	2,311	2,379	2,999
Benefit and loss related payments	(20,629)	(21,328)	(20,885)
Net transfers from separate accounts	4,958	5,282	4,688
Commissions and operating expenses	(3,002)	(2,842)	(2,957)
Dividends paid to policyholders	(7)	(7)	(7)
Federal income taxes (paid) received	37	(166)	(64)
Net cash provided by (used in) operating activities	3,211	1,800	1,235

Investing activities
Proceeds from investments sold, matured or repaid	$12,107	$19,902	$13,389
Costs of investments acquired	(16,438)	(18,351)	(12,543)
Net change in policy loans	25	15	37
Net cost of investments acquired	(16,413)	(18,336)	(12,506)
Net cash provided by (used in) investing activities	$(4,306)	$1,566	$883

Financing and miscellaneous activities
Repayment of surplus notes	$(60)	$(250)	$–
Capital and paid in surplus received (returned)	705	(248)	(407)
Dividends to stockholders	(1,200)	(725)	(564)
Net deposits (withdrawals) on deposit-type contracts	(34)	(667)	(331)
Net change in borrowed money	783	(1,621)	(1,340)
Net change in funds held under reinsurance treaties	(105)	261	279
Net change in payable for collateral under securities lending and other transactions	65	(1,084)	49
Other cash (applied) provided	331	162	(20)
Net cash provided by (used in) financing and miscellaneous activities	485	(4,172)	(2,334)

Net increase (decrease) in cash, cash equivalents and short-term investments	(610)	(806)	(216)

Cash, cash equivalents and short-term investments:
Beginning of year	2,442	3,248	3,464
End of year	$1,832	$2,442	$3,248

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
Supplemental disclosures of cash flow information	2020	2019	2018

Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Transfer of bonds, mortgage loans and interest related to affiliated reinsurance recapture	$2,121	$–	$–
Release of funds withheld related to affiliated reinsurance recaptures	500	–	–
Increase of funds withheld related to affiliated reinsurance agreement	(76)	–	–
Receipt of assets related to nonaffiliated reinsurance recapture	310	–	–
Stock cancellations	–	58	–
Non-cash dividend received from subsidiary	–	11	30
Non-cash dividend to parent company	–	–	60
Investments received for insured securities losses	–	–	47
Other	–	(9)	12

See accompanying notes.

8

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December  31, 2020

1. Organization and Nature of Business

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2020, the Company completed mergers with Transamerica Premier Life Insurance Company (TPLIC), an Iowa-domiciled affiliate and MLIC Re I, Inc. (MLIC Re), a Vermont-domiciled subsidiary. On December 31, 2020, the Company completed a merger with Pine Falls Re, Inc. (PFRe), a Vermont-domiciled subsidiary. Also, on July 1, 2019, the Company completed a merger with Transamerica Advisors Life Insurance Company (TALIC), an Arkansas-domiciled affiliate.

The mergers were accounted for in accordance with the Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as statutory mergers. As such, financial statements for periods prior to the mergers were combined and the recorded assets, liabilities and surplus of TPLIC, MLIC Re, PFRe and TALIC on a US statutory basis were carried forward to the merged company. The common capital stock of TPLIC, MLIC Re, PFRe and TALIC was deemed cancelled by operation of law under the Plans of Merger. Each share of the Company’s capital stock issued and outstanding immediately before the mergers continues to represent one share of the capital stock. The business the Company previously assumed from TPLIC and TALIC and the business previously ceded from the Company to TPLIC, MLIC Re and PFRe is no longer reflected as assumed and ceded risks in the restated merged financials.

Summarized financial information for the Company (which includes TALIC), TPLIC, MLIC Re and PFRe presented separately for periods prior to the merger is as follows.

	Year Ended December 31, 2019
	Company	TPLIC	MLIC Re	PFRe	Eliminations	Merged Totals

Total assets	$130,223	$52,517	$1,120	$1,507	$(1,271)	$184,096
Total liabilities	123,695	50,216	779	1,326	(1,271)	174,745
Capital and surplus	6,528	2,301	341	181	–	9,351
Total revenue	16,142	4,634	211	29	(36)	20,980
Total benefits and expenses	13,157	4,251	150	61	150	17,769
Net income (loss)	3,294	572	61	(32)	(186)	3,709

	Year Ended December 31, 2018
	Company	TPLIC	MLIC Re	PFRe	Eliminations	Merged Totals

Total revenue	$15,437	$4,873	$230	$29	$(77)	$20,492
Total benefits and expenses	16,204	4,233	183	71	118	20,809
Net income (loss)	(1,424)	536	47	(38)	(195)	(1,074)

9

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Nature of Business

The Company sells individual life insurance, including index universal life, whole life, term life, and final expense life. It also sells a range of variable and fixed annuities. In addition, the Company offers supplemental health insurance, long-term care insurance, life insurance, group annuity contracts and stable value solutions. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of independent agents and broker-dealers, affiliated agencies, and financial institutions.

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division (IID), which practices differ from accounting principles generally accepted in the United States of America (GAAP).

The IID recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of Iowa. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed.

The following is a summary of the accounting practices permitted and prescribed by the IID and reflected in the Company’s financial statements which differs from NAIC SAP:

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

A reconciliation of the Company’s net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	SSAP#	F/S Page	F/S Line	2020	2019	2018
Net income (loss), State of Iowa basis State prescribed practices that are an increase(decrease) from NAIC SAP:	XXX	XXX	XXX	$1,291	$3,709	$(1,074)
Separate account asset valuation	56	NA	NA	–	–	–

State permitted practices that are an increase(decrease) from NAIC SAP:
None				–	–	–
Net income (loss), NAIC SAP	XXX	XXX	XXX	$1,291	$3,709	$(1,074)

Statutory surplus, state of Iowa basis State prescribed practices that are an increase(decrease) from NAIC SAP:	XXX	XXX	XXX	$8,110	$9,351	$8,885
Separate account asset valuation	56	NA	NA	–	–	–

State permitted practices that are an increase(decrease) from NAIC SAP:
Letter of credit	4	Balance Sheet	Letter of credit	–	(1,870)	(2,030)
Hedge reserve offset deferral	86	Balance Sheet; Statement of Changes in Capital and Surplus	Variable annuity reserve hedge offset deferral Special surplus funds - Change in net unrealized capital gains/ losses	–	–	(232)
Statutory surplus, NAIC SAP	XXX	XXX	XXX	$8,110	$7,481	$6,623

The IID issued a no objection letter in the current year for the Company to present historical permitted practices that differ from that found in the NAIC SAP related to the admission of letters of credit as admitted assets and as an element of capital surplus. Prior to merging with the Company, MLIC Re and PFRe, with the explicit permission of the Deputy Commissioner of the Captive Insurance Division of the Vermont Department of Financial Regulation, included as admitted assets the value of letters of credit serving as collateral for reinsurance credit taken by affiliates in connection with reinsurance agreements. These historical permitted practices were included on a merged entity basis for periods prior to the effective date of the mergers. The letters of credit were for the benefit of the Company and TPLIC. The permitted practice terminated upon the merger of MLIC Re and PFRe into the Company and had no impact at December 31, 2020.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company elected early adoption of SSAP No. 108, Derivatives Hedging Variable Annuities Guarantees (SSAP 108) effective July 1, 2019. The early adoption allowed for transition from and release of a similar permitted practice in place with the IID since October 1, 2016 (the Permitted Practice). The Company received approval from the IID on September 4, 2019.

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in both affiliated and unaffiliated preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in both affiliated and unaffiliated preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in changes in capital and surplus.

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the statements of operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

In 2019, the NAIC revised the AVR Factors (basic contribution, reserve objective and maximum reserve) to be consistent with the risk-based capital (RBC) after-tax factors, which were amended in 2018 as a result of federal tax reform. The AVR factor changes are effective for year-end 2019. As of December 31, 2019, the factor changes decreased capital and surplus by $183. The changes were recorded to the Change in Asset Valuation Reserve line of the Statements of Changes in Capital and Surplus.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86 - Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds equal to the fair value of the contract are exchanged. These gains and losses may be included in IMR or AVR if the underlying

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. Variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Bond forwards are used to hedge the interest rate risk that future liability claims increase as rates decrease, leading to higher guarantee values. Bond return swaps are also used to hedge interest rate risk of the underlying liability by exchanging performance and interest of a treasury asset for a funding level plus spread.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company issues products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheets and fair value adjustments are recorded as capital and surplus in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company uses zero cost collars to hedge the interest rate risk associated with rising short term interest rates, whereby the exposure would otherwise adversely impact the Company’s capital generation. The collar position(s) help range bound the floating rate by combining a cap and floor position.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the balance sheets and the fair value adjustment is recorded in unassigned surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheets (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s balance sheets. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheets, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in borrowed money on the balance sheets.

Offsetting of Assets and Liabilities

Financial assets and liabilities are offset in the balance sheets when the Company has a legally enforceable right to offset and has the intention to settle the asset and liability on a net basis.

Other Assets and Other Liabilities

Other assets consist primarily of cash surrender value of company owned life insurance, reinsurance receivable, general insurance accounts receivable and current federal income tax recoverable.

Other liabilities consist primarily of amounts withheld by the Company, accrued expenses, reinsurance payable, payable for securities, and municipal repurchase agreements. Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

interest. These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Separate Accounts

The majority of separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Certain other non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of the contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at fair value. These guarantees are included in the general account due to the nature of the guaranteed return.

Assets held in trust for purchases of variable life, variable universal life, variable annuity, and modified guaranteed annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.

Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the statements of operations as a component of net transfers from separate accounts.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law. For direct business issued after October 1964, the Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death. For policies assumed during 1992 from former affiliates, Monumental General Insurance Company and Monumental Life Insurance Group, Inc., and for all business from company mergers occurring in 1998, the Company waives deduction of deferred fractional premium upon death of the insured and returns any portion of the final premium paid beyond the month of death. For fixed premium life insurance business resulting from company mergers occurring in 2004 and 2007, the Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums unearned after the date of death. Where appropriate, the Company holds a non-deduction and/or refund reserve. The reserve for these benefits is computed using aggregate methods. The reserves are equal to the greater of the cash surrender value and the legally computed reserve.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held. For interest sensitive whole life, the reserves held in the General Account are equal to the cash surrender value.

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is included as a factor in the health contract premium deficiency calculation.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheets date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums,

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

benefits or changes in reserves in the statements of operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP No. 101 does not consider state income taxes in the measurement of deferred taxes. SSAP No. 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three-part test plus the sum of all deferred tax liabilities.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Surplus Notes

Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Correction of Error

The Company’s policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Recent Accounting Pronouncements

Effective June 30, 2020, the NAIC adopted revisions to SSAP No. 105, Working Capital Finance Investments, and the corresponding Issue Paper No. 163, Working Capital Finance Investments. The revisions provided substantive updates to the Working Capital Finance Investments (WCFI) Program requirements in SSAP No. 105. The adoption of this guidance did not impact the financial position or results of operations of the Company as the Company does not invest in WCFI.

Effective January 1, 2020, the NAIC adopted revisions to SSAP No. 22, Leases, and the corresponding Issue Paper No. 161, Leases, to incorporate various concepts from U.S. GAAP guidance in Accounting Standards Update (ASU) 2016-02, Leases, into statutory accounting. The revised guidance retains the operating lease concept for statutory accounting, clarifies the application of statutory accounting guidance for leases in certain areas (e.g., sale-leaseback transactions), and identifies the types of assets allowed for lease and sale-leaseback treatment. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Change in Valuation Basis

As of December 31, 2019, the Company received IID approval on an approach for adoption of the NAIC 2020 VM-21 and related Risk Based Capital C3P2 changes documented in the VM- 21 2020 NAIC Valuation Manual: Requirements for Principle-Based Reserves for Variable Annuities. The Company elected to early adopt the VM-21 requirements for variable annuities effective December 31, 2019. The approved transition approach did not result in an adjustment to the Company’s historical statutory reporting or existing balances at the time of transition. The Company reported the increase to the VM-21 reserve of $1,218 as of December 31, 2019. As of the date of transition, the Company was fully compliant with the provisions of VM-21 and remains compliant as of December 31, 2020.

Correction of Error

During 2020, management identified and corrected an error in the Company’s prior year statutory Actuarial Guideline (AG) 38 8C cash flow testing reserves. The error resulted in an understatement of aggregate reserves for life contracts of $116 net of tax at December 31, 2019 which was reflected in Other changes - net in the Statement of Changes in Capital and Surplus.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the balance sheets date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheets date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Deposit–Type Contracts: The carrying amounts of deposit–type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Fair values for the Company’s insurance contracts other than investment–type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2020 and 2019, respectively:

	December 31, 2020
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short–term investments, other than affiliates	$1,522	$1,522	$1,030	$492	$–	$–	$–
Short–term notes receivable from affiliates	149	149	–	149	–	–	–
Bonds	60,092	50,444	10,161	49,535	396	–	–
Preferred stocks, other than affiliates	109	105	–	109	–	–	–
Common stocks, other than affiliates	180	180	20	–	160	–	–
Mortgage loans on real estate	9,792	9,015	–	–	9,792	–	–
Other invested assets	555	474	–	534	21	–	–
Derivative assets:
Options	278	278	–	278	–	–	–
Interest rate swaps	2,544	2,531	–	2,544	–	–	–
Currency swaps	21	8	–	21	–	–	–
Credit default swaps	67	49	–	67	–	–	–
Equity swaps	88	88	–	88	–	–	–
Interest rate futures	10	10	10	–	–	–	–
Equity futures	9	9	9	–	–	–	–
Derivative assets total	3,017	2,973	19	2,998	–	–	–
Policy loans	2,037	2,037	–	2,037	–	–	–
Securities lending reinvested collateral	1,893	1,893	–	1,893	–	–	–
Separate account assets	119,784	119,677	112,719	7,065	–	–	–

Liabilities
Investment contract liabilities	17,556	15,294	–	257	17,299	–	–
Derivative liabilities:
Options	165	165	–	165	–	–	–
Interest rate swaps	2,853	2,806	–	2,853	–	–	–
Currency swaps	30	31	–	30	–	–	–
Credit default swaps	–	14	–	–	–	–	–
Equity swaps	472	472	–	472	–	–	–
Interest rate futures	1	1	1	–	–	–	–
Equity futures	4	4	4	–	–	–	–
Derivative liabilities total	3,525	3,493	5	3,520	–	–	–
Dollar repurchase agreements	967	967	–	967	–	–	–
Payable for securities lending	2,115	2,115	–	2,115	–	–	–
Payable for derivative cash collateral	640	640	–	640	–	–	–
Separate account liabilities	109,407	109,407	1	109,354	52	–	–

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31, 2019
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short–term investments, other than affiliates	$1,949	$1,949	$1,504	$445	$–	$–	$–
Short–term notes receivable from affiliates	343	343	–	343	–	–	–
Bonds	49,377	43,976	7,355	41,373	649	–	–
Preferred stocks, other than affiliates	114	117	–	111	3	–	–
Common stocks, other than affiliates	140	140	12	–	128	–	–
Mortgage loans on real estate	8,259	7,834	–	–	8,259	–	–
Other invested assets	461	398	–	441	20	–	–
Derivative assets:
Options	312	312	–	312	–	–	–
Interest rate swaps	1,375	1,372	–	1,375	–	–	–
Currency swaps	22	12	–	22	–	–	–
Credit default swaps	79	45	–	79	–	–	–
Equity futures	3	3	3	–	–	–	–
Derivative assets total	1,791	1,744	3	1,788	–	–	–
Policy loans	2,062	2,062	–	2,062	–	–	–
Securities lending reinvested collateral	1,588	1,588	–	1,588	–	–	–
Separate account assets	110,612	110,546	104,750	5,857	5	–	–

Liabilities
Investment contract liabilities	18,960	13,396	–	264	18,696	–	–
Derivative liabilities:
Options	152	152	–	152	–	–	–
Interest rate swaps	1,204	1,501	–	1,204	–	–	–
Currency swaps	19	19	–	19	–	–	–
Credit default swaps	(7)	15	–	(7)	–	–	–
Equity swaps	216	216	–	216	–	–	–
Interest rate futures	23	23	23	–	–	–	–
Equity futures	7	7	7	–	–	–	–
Derivative liabilities total	1,614	1,933	30	1,584	–	–	–
Dollar repurchase agreements	704	704	–	704	–	–	–
Payable for securities lending	2,004	2,004	–	2,004	–	–	–
Payable for derivative cash collateral	687	687	–	687	–	–	–
Separate account liabilities	101,194	101,195	3	101,144	47	–	–

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2020 and 2019:

	2020
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$41	$7	$–	$48

Total bonds	–	41	7	–	48

Preferred stock
Industrial and miscellaneous	–	6	–	–	6

Total preferred stock	–	6	–	–	6

Common stock
Mutual funds	6	–	–	–	6
Industrial and miscellaneous	14	–	160	–	174

Total common stock	20	–	160	–	180

Cash equivalents and short–term
Money market mutual funds	1,029	–	–	–	1,029

Total cash equivalents and short–term	1,029	–	–	–	1,029

Derivative assets	18	2,894	–	–	2,912
Separate account assets	112,606	6,393	–	–	118,999

Total assets	$113,673	$9,334	$167	$–	$123,174

Liabilities:
Derivative liabilities	$5	$3,184	$–	$–	3,189
Separate account liabilities	1	–	–	–	1

Total liabilities	$6	$3,184	$–	$–	$3,190

	2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$16	$7	$–	$23

Total bonds	–	16	7	–	23

Preferred stock
Industrial and miscellaneous	–	–	3	–	3

Total preferred stock	–	–	3	–	3

Common stock
Mutual funds	5	–	–	–	5
Industrial and miscellaneous	7	–	128	–	135

Total common stock	12	–	128	–	140

Cash equivalents and short–term
Money market mutual funds	1,504	–	–	–	1,504

Total cash equivalents and short–term	1,504	–	–	–	1,504

Derivative assets	3	1,680	–	–	1,683
Separate account assets	104,614	5,273	4	–	109,891

Total assets	$106,133	$6,969	$142	$–	$113,244

Liabilities:
Derivative liabilities	$30	$1,650	$–	$–	$1,680
Separate account liabilities	3	–	–	–	3

Total liabilities	$33	$1,650	$–	$–	$1,683

Bonds classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Bonds classified as Level 3 are primarily those valued using non–binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Preferred stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Preferred stock classified as Level 3 are internally valued using significant unobservable inputs.

Common stock classified as Level 3 are comprised primarily of shares in the FHLB of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

The following tables summarize the changes in assets classified as Level 3 for 2020 and 2019:

	Beginning Balance at January 1, 2020	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Bonds
Other	$7	$2	$–	$–	$(2)
Preferred stock	3	–	–	(17)	13
Common stock	128	–	2	(1)	16
Separate account assets	4	–	4	–	–

Total	$142	$2	$6	$(18)	$27

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2020

Bonds
Other	$–	$–	$–	$–	$7
Preferred stock	2	–	–	1	–
Common stock	21	8	10	–	160
Separate account assets	1	-	-	1	-

Total	$24	$8	$10	$2	$167

(a) Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations

(b) Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Beginning Balance at January 1, 2019	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Bonds
Other	$13	$–	$2	$–	$1
Preferred stock	10	–	–	–	(9)
Common stock	223	–	6	(6)	3
Separate account assets	4	1	1	–	(1)

Total	$250	$1	$9	$(6)	$(6)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2019

Bonds
Other	$–	$–	$–	$5	$7
Preferred stock	2	–	–	–	3
Common stock	6	8	100	–	128
Separate account assets	1	–	–	–	4

Total	$9	$8	$100	$5	$142

(a) Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations

(b) Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Nonrecurring fair value measurements

As indicated in Note 2, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2020, the Company held no properties as held-for-sale, where fair value was less than its carrying value. As of December 31, 2020, the Company held four properties as held-for sale, where carrying amount of $10 was equal to fair value.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified as Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

5. Investments
Bonds and Stocks

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2020

Bonds:
United States Government and agencies	$7,279	$2,349	$7	$9,621
State, municipal and other government	2,214	310	8	2,516
Hybrid securities	360	83	6	437
Industrial and miscellaneous	33,784	6,355	48	40,091
Mortgage and other asset-backed securities	6,807	679	59	7,427

Total unaffiliated bonds	50,444	9,776	128	60,092
Unaffiliated preferred stocks	105	11	7	109

	$50,549	$9,787	$135	$60,201

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$136	$44	$–	$180

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2019

Bonds:
United States Government and agencies	$5,882	$1,023	$1	$6,904
State, municipal and other government	1,877	161	25	2,013
Hybrid securities	412	60	4	468
Industrial and miscellaneous	29,448	3,737	86	33,099
Mortgage and other asset-backed securities	6,357	558	22	6,893

Total unaffiliated bonds	43,976	5,539	138	49,377
Unaffiliated preferred stocks	117	5	8	114

	$44,093	$5,544	$146	$49,491

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$117	$23	$–	$140

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The carrying amount and estimated fair value of bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2020
December 31:	Carrying Value	Fair Value

Due in one year or less	$1,157	$1,176
Due after one year through five years	7,139	7,988
Due after five years through ten years	8,893	10,601
Due after ten years	26,448	32,900

	43,637	52,665
Mortgage and other asset-backed securities	6,807	7,427

	$50,444	$60,092

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2020 and 2019 is as follows:

	2020
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$–	$–	$248	$7
State, municipal and other government	39	6	89	2
Hybrid securities	20	5	10	1
Industrial and miscellaneous	160	15	836	33
Mortgage and other asset-backed securities	150	18	742	41

Total bonds	369	44	1,925	84

Preferred stocks-unaffiliated	22	6	16	1

	$391	$50	$1,941	$85

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	2019
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$1	$–	$22	$1
State, municipal and other government	55	12	329	13
Hybrid securities	45	4	3	–
Industrial and miscellaneous	615	62	798	24
Mortgage and other asset-backed securities	286	16	884	6

Total bonds	1,002	94	2,036	44

Preferred stocks-unaffiliated	49	8	5	–
Common stocks-unaffiliated	–	–	1	–

	$1,051	$102	$2,042	$44

During 2020, 2019, and 2018, respectively, there were $0, $7 and $99, of loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2020, 2019 and 2018 the Company recognized OTTI of $4, $6 and $10, respectively.

The following loan-backed and structured securities were held at December 31, 2020, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
36828QQK5	$1	$–	$1	$–	$–	3/31/2020
52108MDM2	4	3	1	4	4	3/31/2020
52108MDM2	3	1	2	1	3	9/30/2020

			$4

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2020 and 2019 is as follows:

	2020		2019
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months

Year ended December 31:
The aggregate amount of unrealized losses	$18	$61	$15	$19
The aggregate related fair value of securities with unrealized losses	150	765	286	901

At December 31, 2020 and 2019, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 116 and 306 securities with a carrying amount of $441 and $1,154, and an unrealized loss of $50 and $102. Of this portfolio, 50.1% and 66.1% were investment grade with associated unrealized losses of $17 and $30, respectively.

At December 31, 2020 and 2019, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 359 and 469 securities with a carrying amount of $2,026 and $2,085 and an unrealized loss of $85 and $44. Of this portfolio, 79.6% and 93.4% were investment grade with associated unrealized losses of $49 and $34, respectively.

At December 31, 2020 and 2019, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2020 and 2019, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 5 and 12 securities with a cost of $0 and $1 and no unrealized losses.

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book / Adjusted Carrying Value	Fair Value
December 31, 2020
Bond, amortized cost	2	$13	$13
Loan-backed and structured securities, amortized cost	4	10	6

Total	6	$23	$19

December 31, 2019
Bond, amortized cost	3	$24	$24
Loan-backed and structured securities, amortized cost	4	10	10
Preferred stock, amortized cost	1	3	3

Total	8	$37	$37

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The tables below present the Company’s gross and net receivable for securities and borrowed money financial statement line items that were subject to offsetting:

December 31, 2020	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements

Assets:
Receivables for securities	$3	$–	$3

Liabilities:
Borrowed money	$967	$–	$967

December 31, 2019	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements

Assets:
Receivables for securities	$120	$101	$19

Liabilities:
Borrowed money	$550	$101	$449

During 2020 and 2019, the Company sold, redeemed or otherwise disposed of 108 and 250 securities as a result of a callable feature which generated investment income of $25 and $19 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2020	2019	2018

Proceeds	$8,747	$16,076	$9,500

Gross realized gains	$232	$159	$111
Gross realized losses	(37)	(56)	(379)

Net realized capital gains (losses)	$195	$103	$(268)

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2020, 2019 and 2018 of $161, $39 and $36, respectively.

At December 31, 2020 and 2019, the Company had no investments in restructured securities.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2020 and 2019 were as follows:

December 31, 2020
	Farm	Commercial	Total

AAA - AA	$7	$4,612	$4,619
A	41	3,491	3,532
BBB	5	767	772
BB	9	82	91

	$62	$8,952	$9,014

December 31, 2019
	Farm	Commercial	Total

AAA - AA	$11	$4,373	$4,384
A	41	3,068	3,109
BBB	6	317	323
BB	9	4	13
B	–	4	4

	$67	$7,766	$7,833

The above tables exclude residential mortgage loans.

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2020, the Company issued mortgage loans with a maximum interest rate of 6.50% and a minimum interest rate of 2.92% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2020 at the time of origination was 79%. During 2019, the Company issued mortgage loans with a maximum interest rate of 5.57% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2019 at the time of origination was 82%.

During 2020 and 2019, the Company did not reduce the interest rate on any outstanding mortgage loans.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2020 and 2019.

		Residential	Commercial
	Farm	All Other	All Other	Total

December 31, 2020
Recorded Investment (All)

Current	$62	$–	$8,846	$8,908
30-59 Days Past Due	–	1	–	1
180+ Days Past Due	–	–	106	106

Participant or Co-lender in
Mortgage Loan Agreement
Recorded Investment	$42	$–	$911	$953

		Residential	Commercial
	Farm	All Other	All Other	Total

December 31, 2019
Recorded Investment (All)

Current	$67	$–	$7,659	$7,726
30-59 Days Past Due	–	1	–	1
90-179 Days Past Due	–	–	4	4
180+ Days Past Due	–	–	103	103

Participant or Co-lender in
Mortgage Loan Agreement
Recorded Investment	$44	$–	$2,530	$2,574

At December 31, 2020 and 2019, respectively, multiple mortgage loans with a carrying value of $106 and $106 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2020 and 2019. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2020 and 2019, there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2020 and 2019, the Company held no impaired loans with or without a related allowance for credit losses. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2020 and 2019, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans. The average recorded investment in impaired loans during 2020 and 2019 was $3 and $0, respectively.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2020	2019	2018

Balance at beginning of period	$–	$–	$27
Additions, net charged to operations	1	–	–
Recoveries in amounts previously charged off	(1)	–	(27)

Balance at end of period	$–	$–	$–

As of December 31, 2020 and 2019, the Company had no mortgage loans derecognized as a result of foreclosure.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2020, 2019 and 2018, respectively, the Company recognized $0, $0 and $1 of interest income on impaired loans. Interest income of $0, $0 and $1, respectively, was recognized on a cash basis for the years ended December 31, 2020, 2019 and 2018.

At December 31, 2020 and 2019, the Company held a mortgage loan loss reserve in the AVR of $116 and $105, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution				Property Type Distribution
	December 31			December 31
	2020	2019		2020	2019

Pacific	29%	25%	Apartment	48%	49%
South Atlantic	23	25	Office	17	13
Middle Atlantic	13	14	Retail	16	18
E. North Central	9	9	Industrial	14	15
W. South Central	9	8	Other	3	3
Mountain	7	7	Medical	1	1
W. North Central	6	8	Agricultural	1	1
E. South Central	3	3
New England	1	1

At December 31, 2020, 2019 and 2018, the Company had mortgage loans with a total net admitted asset value of $14, $21 and $23, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2020, 2019 and 2018 related to such restructurings. At

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2020 and 2019, there were no commitments to lend additional funds to debtors owing receivables.

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $1, $5 and $26 were taken on real estate in 2020, 2019 and 2018, respectively, to write the book value down to the current fair value, and included in net realized capital gains (losses), within the Statements of Operations, for the year ended December 31, 2020.

As of December 31, 2020, there were eight properties classified as held for sale. As of December 31, 2019, there were five properties classified as held for sale. The Company is working with an external commercial real estate advisor firm to actively market the properties and negotiate with potential buyers. During 2020, one property classified as held for sale was disposed. During 2019, four properties classified as held for sale were disposed of resulting in a net realized gain of $26. These gains and losses were included in net realized capital gains (losses) within the Statements of Operations.

On October 28, 2020, the Company sold the Transamerica Pyramid Property located in San Francisco, CA, resulting in a realized gain of $255. As part of the sale transaction, the Company issued mortgage loans supporting the property at commercial rates in the amount of $427. The Company also disposed of other properties during 2020 and 2019 resulting in net realized gains of $3 and $9, respectively. These gains and losses were included in net realized capital gains (losses) within the Statements of Operations.

The carrying value of the Company’s real estate assets at December 31, 2020 and 2019 was as follows:

	2020	2019

Home office properties	$41	$46
Investment properties	–	187
Properties held for sale	15	6

	$56	$239

Accumulated depreciation on real estate at December 31, 2020 and 2019, was $24 and $106, respectively.

Other Invested Assets

The Company recorded impairments of $19, $5, and $3 throughout years 2020, 2019 and 2018, respectively. These impairments were primarily related to private equity funds. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated. These write-downs are included in net realized capital gains (losses) within the Statements of Operations.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Tax Credits

At December 31, 2020, the Company had ownership interests in sixty-four LIHTC investments with a carrying value of $141. The remaining years of unexpired tax credits ranged from one to thirteen, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2021 to 2029 is $30. Tax credits recognized in 2020 were $119, and other tax benefits recognized in 2020 were $9. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2019, the Company had ownership interests in sixty-seven LIHTC investments with a carrying value of $103. The remaining years of unexpired tax credits ranged from one to twelve, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2020 to 2029 is $93. Tax credits recognized during 2019 was $94 and other benefits recognized in 2019 were $4. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2020 and 2019:

		December 31, 2020

Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount*

Low-Income Housing Tax Credits	MA	$1	$5
Economic Redevelopment and Growth Tax Credits	NJ	6	37

Total		$7	$42

		December 31, 2019

Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount

Low-Income Housing Tax Credits	MA	$3	$6
Economic Redevelopment and Growth Tax Credits	NJ	5	40

Total		$8	$46

*The unused amount reflects credits that the Company deems will be realizable in the period 2020-2030.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Derivatives

Amounts disclosed in this Derivatives section do not include derivatives utilized in the hedging of variable annuity guarantees in accordance with SSAP 108. Please see the subsequent section “Derivatives Hedging Variable Annuity Guarantees” for results associated with those derivatives.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2020 and 2019 was as follows:

	2020	2019

Fair value - positive	$976	$866
Fair value - negative	(1,557)	(763)

At December 31, 2020, 2019 and 2018, the Company has recorded unrealized gains (losses) of ($334), ($266) and $861, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. The Company did not recognize any unrealized gains or losses during 2020, 2019 and 2018 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 23 years for forecasted hedge transactions. At December 31, 2020 and 2019, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2020 and 2019, the Company has accumulated deferred gains in the amount of $1 and $4, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2021.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Summary of realized gains (losses) by derivative type for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Options:
Calls	$(805)	$(15)	$60
Puts	(299)	–	(27)
Collars	(62)	–	–
Total options	$(1,166)	$(15)	$33
Swaps:
Interest rate	$–	$95	$(300)
Credit	(6)	(3)	(17)
Total return	(851)	(621)	(210)
Total swaps	$(857)	$(529)	$(527)
Futures - net positions	480	752	(393)
Lehman settlements	–	–	1
Total realized gains (losses)	$(1,543)	$208	$(886)

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020 and 2019:

	Asset(1)		Liability(1)
	2020	2019	2020	2019
Derivative component of RSATs
Credit default swaps	$34	$75	$(6)	$(12)
Interest rate swaps	6	3	–	–

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020 and 2019:

	Asset(1)		Liability(1)
	2020	2019	2020	2019
Derivative component of RSATs
Credit default swaps	$67	$79	$(10)	$(14)
Interest rate swaps	6	4	–	–
Total	$73	$83	$(10)	$(14)

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Derivative component of RSATs
Credit default swaps	$(6)	$(3)	$(7)
Interest rate swaps	–	–	(9)
Total	$(6)	$(3)	$(16)

As stated in Note 2, the Company replicates investment grade corporate bonds, sovereign debt, or commercial mortgage backed securities by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2020 and 2019:

		2020
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1

Single name credit default swaps (3)		$15	$779	3.4
Credit default swaps referencing indices		–	44	32.6

Subtotal		15	823	5.0

BBB	2
Single name credit default swaps (3)		36	1,870	3.5
Credit default swaps referencing indices		24	1,741	2.9

Subtotal		60	3,611	3.2

BB	3
Single name credit default swaps (3)		3	113	1.9

Subtotal		3	113	1.9

B	4
Single name credit default swaps (3)		(1)	50	2.2

Subtotal		(1)	50	2.2

Total		$77	$4,597	3.5

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Rating Agency Designation of Referenced Credit Obligations (1)		2019
	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1

Single name credit default swaps (3)		$10	$714	1.8
Credit default swaps referencing indices		–	20	40.8

Subtotal		10	734	2.9

BBB	2
Single name credit default swaps (3)		51	2,342	1.9
Credit default swaps referencing indices		29	1,508	2.8

Subtotal		80	3,850	2.2

BB	3
Single name credit default swaps (3)		3	78	1.6

Subtotal		3	78	1.6

Total		$93	$4,662	2.3

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2020, there were not any potential future recoveries available to offset the $4,597 from the table above. At December 31, 2019, there were not any potential future recoveries available to offset the $4,662 from the table above.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2020 and 2019, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value

	2020	2019	2020	2019

Derivative assets:
Credit default swaps	$3,813	$3,303	$67	$79
Currency swaps	214	140	21	22
Equity futures	–	–	9	3
Equity swaps	969	209	88	–
Interest rate futures	–	–	10	–
Interest rate swaps	2,543	399	100	16
Options	9,449	21,197	278	312
Derivative liabilities:
Credit default swaps	1,218	1,734	–	(7)
Currency swaps	373	400	30	19
Equity futures	–	–	4	7
Equity swaps	8,158	4,902	472	216
Interest rate futures	–	–	1	1
Interest rate swaps	8,233	5,498	480	(58)
Options	(4,960)	(3,677)	165	152

*Futures are presented in contract format. Swaps and options are presented in notional format.

Derivatives Hedging Variable Annuity Guarantees

The hedged obligation consists of guaranteed benefits on variable annuity contracts and resembles a long dated put option where claim payment is made whenever account value is less than a guaranteed amount, adjusted for applicable fees. Changes in interest rates impact the present value of future product cash flows (discount rate) as well as the value of investments comprising the account value to be assessed against the guarantee. Under this VM-21 compliant clearly defined hedging strategy (CDHS), interest rate risk may be hedged by a duration matched portfolio of interest sensitive derivatives such as treasury bond forwards, treasury futures, interest rate swaps, interest rate swaptions or treasury future options. Retroactive to January 1, 2020, the Company re-designated the portfolio of contracts giving rise to the hedged item. The re-designation will more acutely reflect alignment between hedge performance and reserve valuations pertaining to the hedged item on a forward-looking basis. Also retroactive to January 1, 2020, the Company elected to immediately amortize the full $195 SSAP No. 108 asset balance associated with the former designated portfolio through net realized capital gains (losses) within the Statements of Operations. Total return on the designated portfolio of derivatives remains highly effective in covering the interest rate risk of the hedged obligation. Hedge effectiveness is measured in accordance with the requirements outlined under SSAP 108 and entails assessment of the total return on the designated portfolio of derivatives against changes in the fair value of the hedged obligation due to interest rate movements on a cumulative basis.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Scheduled amortization for SSAP 108 derivatives as of December 31, 2020 is as follows:

Amortization Year	Deferred Assets	Deferred Liabilities

2021	$(16)	$1
2022	(16)	1
2023	(16)	1
2024	(16)	1
2025	(16)	1
2026	(16)	1
2027	(16)	1
2028	(16)	1
2029	(16)	1
2030	(11)	1

Total	$(155)	$10

The following table is a reconciliation of the total deferred balance (net of tax) of SSAP 108 derivatives:

		Total Deferred Balance

1.	Balance at July 1, 2019	$190
2.	Amortization	19
3.	Deferred Recognition	(24)

4.	Balance at December 31, 2019 [1-(2+3)]	$195
5.	Amortization	191
6.	Deferred Recognition	149

7.	Balance at December 31, 2020 [4-(5+6)]	$(145)

The following tables provide information regarding SSAP 108 hedging instruments:

	2020	2019

Amortized cost	$1	$–
Fair value	(2)	74

December 31, 2020

	Net Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)	Total*

Derivative performance	$–	$1,819	$(80)	$1,739

SSAP 108 Adjustments
Portion of the derivative performance attributed to natural offset	37	(1,417)	(170)	(1,550)
Deferred	(37)	(402)	250	(189)

*Totals shown are pre-tax

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2019

	Net Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)	Total

Derivative performance	$24	$495	$(373)	$146

SSAP 108 Adjustments
Portion of the derivative performance attributed to natural offset	–	(184)	14	(170)
Deferred	(24)	(311)	359	24

	Year Ended December 31
	2020	2019

Prior year fair value of hedged item	$(1,395)	$(2,294)
Current year fair value of hedged item	(3,021)	(2,574)

Change in fair value attributable to interest rates	$(1,626)	$(280)

Portion of the fair value change attributed to the hedged risk	$(1,626)	$(232)

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2020 and 2019, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2020

Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A)	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Collateral held under security lending agreements	$2,115	$–	$–	$–	$2,115
Subject to repurchase agreements	200	–	–	–	200
Subject to dollar repurchase agreements	958	–	–	–	958
FHLB capital stock	111	–	–	–	111
On deposit with states	44	–	–	–	44
Pledged as collateral to FHLB (including assets backing funding agreements)	3,818	–	–	–	3,818
Pledged as collateral not captured in other categories	1,399	–	–	–	1,399
Other restricted assets	1,689	–	–	–	1,689

Total restricted assets	$10,334	$–	$–	$–	$10,334

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Restricted Asset Category	Total From Prior Year (2019)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$2,004	$111	$–	$2,115	1.05%	1.06%
Subject to repurchase agreements	113	87	–	200	0.10%	0.10%
Subject to dollar repurchase agreements	805	153	–	958	0.48%	0.48%
FHLB capital stock	100	11	–	111	0.06%	0.06%
On deposit with states	48	(4)	–	44	0.02%	0.02%
Pledged as collateral to FHLB (including assets backing funding agreements)	3,089	729	–	3,818	1.90%	1.90%
Pledged as collateral not captured in other categories	986	413	–	1,399	0.70%	0.70%
Other restricted assets	1,582	107	–	1,689	0.84%	0.84%

Total restricted assets	$8,727	$1,607	$–	$10,334	5.15%	5.16%

The amounts reported as other restricted assets in the table above represent assets held in trust related to reinsurance.

The following tables show the pledged or restricted assets in other categories as of December 31, 2020 and 2019, respectively:

	Gross (Admitted & Nonadmitted) Restricted 2020

Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total

Derivatives	$1,376	$–	$–	$–	$1,376
Secured funding agreements	21	–	–	–	21
AMBAC	2	–	–	–	2

Total	$1,399	$–	$–	$–	$1,399

	Gross (Admitted & Nonadmitted) Restricted			Percentage

Description of Assets	Total From Prior Year (2019)	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Derivatives	$977	$399	$1,376	0.69%	0.69%
Secured funding agreements	6	15	21	0.01%	0.01%
AMBAC	2	–	2	0.00%	0.00%

Total	$985	$414	$1,399	0.70%	0.70%

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2020 and 2019:

2020

Collateral Assets	Carrying Value	Fair Value	Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$1,574	$1,574	2.00%	2.01%
Securities lending collateral assets	2,115	2,115	2.68	2.70
Other	33	33	0.04	0.04

Total collateral assets	$3,722	$3,722	4.72%	4.75%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$3,724	5.29%

2019
Collateral Assets	Carrying Value	Fair Value	Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$1,354	$1,354	1.87%	1.89%
Securities lending collateral assets	2,004	2,004	2.77	2.79
Other	36	36	0.05	0.05

Total collateral assets	$3,394	$3,394	4.69%	4.73%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$3,397	5.44%

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2020	2019	2018

Income:
Bonds	$2,025	$1,992	$2,066
Preferred stocks	9	8	10
Common stocks	57	235	164
Mortgage loans on real estate	378	346	309
Real estate	40	55	56
Policy loans	116	117	119
Cash, cash equivalents and short-term investments	24	80	53
Derivatives	606	42	59
Other invested assets	214	64	84

Gross investment income	3,469	2,939	2,920
Less: investment expenses	210	283	304

Net investment income before amortization of IMR	3,259	2,656	2,616
Amortization of IMR	102	109	128

Net investment income	$3,361	$2,765	$2,744

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

	Realized

	Year Ended December 31
	2020	2019	2018

Bonds	$53	$58	$(307)
Preferred stocks	(20)	2	2
Common stocks	(13)	25	(3)
Mortgage loans on real estate	(1)	–	(27)
Real estate	257	30	5
Cash, cash equivalents and short-term investments	(1)	–	–
Derivatives	249	519	(886)
Variable annuity reserve hedge offset	(192)	(160)	–
Other invested assets	43	95	137

Change in realized capital gains (losses), before taxes	375	569	(1,079)
Federal income tax effect	(128)	(52)	51
Transfer from (to) interest maintenance reserve	(134)	(48)	242

Net realized capital gains (losses) on investments	$113	$469	$(786)

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized

	Year Ended December 31
	2020	2019	2018

Bonds	$53	$74	$43
Preferred stocks	9	(9)	(3)
Common stocks	22	5	1
Affiliated entities	182	467	187
Mortgage loans on real estate	–	–	27
Derivatives	(364)	(787)	1,088
Other invested assets	3	67	42

Change in unrealized capital gains (losses), before taxes	(95)	(183)	1,385
Taxes on unrealized capital gains (losses)	(31)	(93)	(58)

Change in unrealized capital gains (losses), net of tax	$(126)	$(276)	$1,327

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31, 2020 and 2019 were as follows:

	2020		2019

	Gross	Net of Loading	Gross	Net of Loading

Life and annuity:
Ordinary first-year business	$1	$–	$9	$2
Ordinary renewal business	206	172	422	370
Group life direct business	23	13	24	14

	$230	$185	$455	$386

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2020 and 2019 were as follows:

	Year Ended December 31
	2020	2019

Life insurance reserves	$25,805	$23,650
Annuity reserves and supplementary contracts with life contingencies	18,328	15,478
Accident and health reserves (including long term care)	6,833	6,737

Total policy reserves	$50,966	$45,865

Deposit-type contracts	946	948
Policy claims	1,257	943

Total policy reserves, deposit-type contracts and claim liabilities	$53,169	$47,756

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables, the 1912, 1941 and 1961 Standard Industrial Mortality Tables, the 1960 Commissioner’s Standard Group Mortality Table, the American Men, Actuaries and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method or Actuarial Guideline XXXVIII. Effective July 1, 2017, term insurance issued follows Valuation Manual section 20 (VM-20) reserve requirements.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. Effective July 1, 2017, for substandard term insurance policies, per VM-20 requirements, the substandard rating is applied to the reserve mortality. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

As of December 31, 2020 and 2019, the Company had insurance in force aggregating $52,537 and $65,518, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the IID. The Company established policy reserves of $1,586 and $1,936 to cover these deficiencies as of December 31, 2020 and 2019, respectively.

Participating life insurance policies were issued by the Company in prior years which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 0.05% of ordinary life insurance in force at December 31, 2020 and 2019.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 1.00 to 11.75 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with VM-21. VM-21 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The VM-21 reserve calculation covers all variable annuity products. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of VM-21 is equal to the stochastic reserves plus the additional standard projection amount.

Both the stochastic reserves and the standard projection are determined as the conditional tail expectation (CTE)-70 of the scenario reserves. To determine the CTE-70 values, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and Society of Actuaries. The stochastic reserves uses prudent estimate assumptions based on Company experience, while the standard projection uses the assumptions prescribed in VM-21 for determining the additional standard projection amount.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2020 and 2019, the Company had no premium deficiency reserve related to accident and health policies.

The Company’s primary method utilized to estimate premium adjustments for contracts subject to redetermination is to review experience periodically and to adjust premiums for differences between the experience anticipated at the time of redetermination and that underlying the original premiums. The Company has not limited its degree of discretion contractually; however, in some states it has agreed not to raise premiums in order to recoup past losses. The Company forgoes premium changes on existing policies at its option if the administrative cost and other business issues associated with the change outweigh the direct financial impact of the change. Also, the Company has extra-contractually guaranteed the current premium scale for certain policies.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2020
2020	$–	$1,105	$410	$695
2019 and prior	2,009	(97)	612	1,300

	2,009	$1,008	$1,022	1,995

Active life reserve	$5,136			$5,342

Total accident and health reserves	$7,145			$7,337

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2019
2019	$–	$1,142	$468	$674
2018 and prior	1,996	(16)	645	1,335

	1,996	$1,126	$1,113	2,009

Active life reserve	$5,023			$5,136

Total accident and health reserves	$7,019			$7,145

The change in the Company’s unpaid claims reserve was ($97) and ($16) for the years ended December 31, 2020 and 2019, respectively, for health claims that were incurred prior to those balance sheets dates. The change in 2020 was due to significantly better than expected experience primarily due to reduced medical claims and accidental deaths. The change in 2019 was in normal range.

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year

Year ended December 31, 2020
2019	$–	$37	$22	$15
2018 and prior	44	(14)	2	28

	$44	$23	$24	$43

Year ended December 31, 2019
2018	$–	$33	$19	$14
2017 and prior	49	(15)	4	30

	$49	$18	$23	$44

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company decreased the claim adjustment expense provision for insured events of prior years during 2020.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Included in the liability for deposit-type contracts at December 31, 2020 and 2019 are approximately $12 and $11, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from the Company which secures that particular series of notes. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for the principal and interest for these funding agreements are afforded equal priority as other policyholders.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on annuity and deposit fund products, by withdrawal characteristics, is summarized as follows:

	December 31
	2020

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$466	$7	$–	$473	1%
At book value less surrender charge of 5% or more	1,411	–	–	1,411	2
At fair value	4	–	74,045	74,049	83

Total with adjustment or at fair value	1,881	7	74,045	75,933	86
At book value without adjustment (minimal or no charge or adjustment)	8,050	–	–	8,050	9
Not subject to discretionary withdrawal provision	3,943	–	497	4,440	5

Total individual annuity reserves	13,874	7	74,542	88,423	100%

Less reinsurance ceded	3,027	–	–	3,027

Net individual annuities reserves	$10,847	$7	$74,542	$85,396

	December 31
	2020

Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,886	$23	$–	$1,909	4%
At book value less surrender charge of 5% or more	21	–	–	21	–
At fair value	–	–	34,723	34,723	82

Total with adjustment or at fair value	1,907	23	34,723	36,653	86
At book value without adjustment (minimal or no charge or adjustment)	4,066	–	–	4,066	9
Not subject to discretionary withdrawal provision	2,124	–	42	2,166	5

Total group annuities reserves	8,097	23	34,765	42,885	100%

Less reinsurance ceded	358	–	–	358

Net group annuities reserves	$7,739	$23	$34,765	$42,527

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2020

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$5	$–	$–	$5	1%

Total with adjustment or at fair value	5	–	–	5	1
At book value without adjustment (minimal or no charge or adjustment)	2	–	–	2	–
Not subject to discretionary withdrawal provision	691	52	18	761	99

Total deposit-type contracts	698	52	18	768	100%

Less reinsurance ceded	10	–	–	10

Net deposit-type contracts	$688	$52	$18	$758

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$17,423
Exhibit 5, Supp contracts with life contingencies section, total (net)	906
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	945

Subtotal	19,274
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	108,841
Exhibit 3, Supp contracts with life contingencies section, total	496
Other contract deposit funds	70

Subtotal	109,407

Combined total	$128,681

	December 31
	2019

		Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
	General
Individual Annuities:	Account

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$549	$7	$–	$556	1%
At book value less surrender charge of 5% or more	910	–	–	910	1
At fair value	4	–	69,434	69,438	84

Total with adjustment or at fair value	1,463	7	69,434	70,904	86
At book value without adjustment (minimal or no charge or adjustment)	8,764	–	–	8,764	10
Not subject to discretionary withdrawal provision	2,820	–	399	3,219	4

Total individual annuity reserves	13,047	7	69,833	82,887	100%

Less reinsurance ceded	3,043	–	–	3,043

Net individual annuity reserves	$10,004	$7	$69,833	$79,844

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2019

Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,108	$27	$–	$1,135	3%
At book value less surrender charge of 5% or more	–	–	–	–	–
At fair value	–	–	31,245	31,245	83

Total with adjustment or at fair value	1,108	27	31,245	32,380	86
At book value without adjustment (minimal or no charge or adjustment)	2,794	–	–	2,794	8
Not subject to discretionary withdrawal provision	2,219	–	38	2,257	6

Total group annuity reserves	6,121	27	31,283	37,431	100%

Less reinsurance ceded	377	–	–	377

Net group annuity reserves	$5,744	$27	$31,283	$37,054

	December 31
	2019

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$5	$–	$–	$5	1%

Total with adjustment or at fair value	5	–	–	5	1
At book value without adjustment (minimal or no charge or adjustment)	1	–	–	1	–
Not subject to discretionary withdrawal provision	697	49	12	758	99

Total deposit-type contracts	703	49	12	764	100%

Less reinsurance ceded	24	–	–	24

Net deposit-type contracts	$679	$49	$12	$740

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$14,604
Exhibit 5, Supp contracts with life contingencies section, total (net)	875
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	948

Subtotal	16,427
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	100,752
Exhibit 3, Supp contracts with life contingencies section, total	398
Other contract deposit funds	61

Subtotal	101,211

Combined total	$117,638

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The amount of reserves on life products, by withdrawal characteristics, is summarized as follows:

	December 31
	2020

	General Account

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$254	$254	$389
Universal life	9,936	9,515	11,720
Universal life with secondary guarantees	5,153	5,043	10,712
Indexed universal life with secondary guarantees	4,663	3,067	4,301
Other permanent cash value life insurance	4,573	4,573	7,046
Variable universal life	661	644	1,529
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	–	–	8,349
Accidental death benefits	–	–	50
Disability- active lives	–	–	49
Disability- disabled lives	–	–	167
Miscellaneous reserves	–	–	1,921

Total (gross)	25,240	23,096	46,233
Reinsurance ceded	4,203	4,203	20,428

Total (net)	$21,037	$18,893	$25,805

	Separate Account - Guaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$665	$665	$665

Total (gross)	665	665	665

Total (net)	$665	$665	$665

	Separate Account - Nonguaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$8,292	$8,274	$9,689

Total (gross)	8,292	8,274	9,689

Total (net)	$8,292	$8,274	$9,689

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$24,725
Exhibit 5, Accidental death benefits section total (net)	23
Exhibit 5, Disability - active lives section, total (net)	23
Exhibit 5, Disability - disabled lives section, total (net)	146
Exhibit 5, Miscellaneous reserves section, total (net)	888

Subtotal	25,805
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	10,354

Subtotal	10,354

Combined total	$36,159

	December 31
	2019

	General Account

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$174	$223	$377
Universal life	10,143	9,684	13,611
Universal life with secondary guarantees	3,586	3,499	10,028
Indexed universal life with secondary guarantees	3,964	2,536	3,628
Other permanent cash value life insurance	4,099	5,050	7,638
Variable universal life	647	634	1,560
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	–	–	8,445
Accidental death benefits	–	–	52
Disability- active lives	–	–	67
Disability- disabled lives	–	–	172
Miscellaneous reserves	–	–	2,889

Total (gross)	22,613	21,626	48,467
Reinsurance ceded	4,156	4,156	24,817

Total (net)	$18,457	$17,470	$23,650

	Separate Account - Guaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$653	$653	$653

Total (gross)	653	653	653

Total (net)	$653	$653	$653

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Separate Account - Nonguaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$7,408	$7,375	$8,705

Total (gross)	7,408	7,375	8,705

Total (net)	$7,408	$7,375	$8,705

Reconcililation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$21,934
Exhibit 5, Accidental death benefits section total (net)	24
Exhibit 5, Disability - active lives section, total (net)	40
Exhibit 5, Disability - disabled lives section, total (net)	154
Exhibit 5, Miscellaneous reserves section, total (net)	1,498

Subtotal	23,650
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	9,358

Subtotal	9,358

Combined total	$33,008

Separate Accounts

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Accounts Separate	Total

Premiums, deposits and other considerations for the year ended December 31, 2020	$–	$1	$12	$9,402	$9,415

Reserves for separate accounts as of December 31, 2020 with assets at:
Fair value	$–	$80	$2	$119,013	$119,095
Amortized cost	–	665	–	–	665

Total as of December 31, 2020	$–	$745	$2	$119,013	$119,760

Reserves for separate accounts by withdrawal characteristics as of December 31, 2020:
With fair value adjustment	$–	$30	–	$–	$30
At fair value	–	–	–	118,457	118,457
At book value without fair value adjustment and with current surrender charge of less than 5%	–	665	–	–	665

Subtotal	–	695	–	118,457	119,152
Not subject to discretionary withdrawal	–	50	2	556	608

Total separate account reserve liabilities at December 31, 2020	$–	$745	$2	$119,013	$119,760

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Accounts Separate	Total

Premiums, deposits and other considerations for the year ended December 31, 2019	$–	$–	$12	$9,623	$9,635

Reserves for separate accounts as of December 31, 2019 with assets at:
Fair value	$–	$65	$18	$109,833	$109,916
Amortized cost	–	653	–	–	653

Total as of December 31, 2019	$–	$718	$18	$109,833	$110,569

Reserves for separate accounts by withdrawal characteristics as of December 31, 2019:
With fair value adjustment	$–	$35	$–	$–	$35
At fair value	–	–	–	109,384	109,384
At book value without fair value adjustment and with current surrender charge of less than 5%	–	653	–	–	653

Subtotal	–	688	–	109,384	110,072
Not subject to discretionary withdrawal	–	30	18	449	497

Total separate account reserve liabilities at December 31, 2019	$–	$718	$18	$109,833	$110,569

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Accounts Separate	Total

Premiums, deposits and other considerations for the year ended December 31, 2018	$–	$–	$12	$9,855	$9,867

Reserves for separate accounts as of December 31, 2018 with assets at:
Fair value	$–	$67	$15	$97,484	$97,566
Amortized cost	–	647	–	–	647

Total as of December 31, 2018	$–	$714	$15	$97,484	$98,213

Reserves for separate accounts by withdrawal characteristics as of December 31, 2018:
With fair value adjustment	$–	$43	$–	$–	$43
At fair value	–	–	–	97,125	97,125
At book value without fair value adjustment and with current surrender charge of less than 5%	–	647	–	–	647

Subtotal	–	690	–	97,125	97,815
Not subject to discretionary withdrawal	–	24	15	359	398

Total separate account reserve liabilities at December 31, 2018	$–	$714	$15	$97,484	$98,213

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31

	2020	2019	2018

Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$9,484	$10,116	$10,219
Transfers from separate accounts	(14,305)	(15,216)	(14,591)

Net transfers from separate accounts	(4,821)	(5,100)	(4,372)
Miscellaneous reconciling adjustments	(29)	(30)	(35)

Net transfers as reported in the summary of operations of the life, accident and health annual statement	$(4,850)	$(5,130)	$(4,407)

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2020 and 2019, the Company’s separate account statement included legally insulated assets of $121,803 and $112,206, respectively. The assets legally insulated from general account claims at December 31, 2020 and 2019 are attributed to the following products:

	2020	2019

Group annuities	$32,435	$29,613
Variable annuities	77,850	72,488
Fixed universal life	696	684
Variable universal life	9,257	8,034
Variable life	1,492	1,338
Modified separate accounts	50	27
Registered market value annuity product - SPL	12	13
WRL asset accumulator	11	9

Total separate account assets	$121,803	$112,206

At December 31, 2020 and 2019, the Company held separate account assets not legally insulated from the general account in the amount of $17 and $22, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $565, $552, $550, $538, and $517, to the general account in 2020, 2019, 2018, 2017, and 2016, respectively. During the years ended December 31, 2020, 2019, 2018, 2017, and 2016 the general account of the Company had paid $75, $75, $69, $70, and $119 respectively, toward separate account guarantees.

At December 31, 2020 and 2019, the Company reported guaranteed separate account assets at amortized cost in the amount of $678 and $653, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $786 and $719 at December 31, 2020 and 2019, respectively, which would have resulted in an unrealized gain of $107 and $66, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2020	2019	2018

Direct premiums	$19,191	$17,922	$17,428
Reinsurance assumed - non affiliates	1,248	1,279	1,337
Reinsurance assumed - affiliates	2	215	243
Reinsurance ceded - non affiliates	(2,612)	(2,540)	(3,120)
Reinsurance ceded - affiliates	(1,106)	(1,168)	(1,291)

Net premiums earned	$16,723	$15,708	$14,597

The Company received reinsurance recoveries in the amount of $4,316, $4,468 and $4,266, during 2020, 2019 and 2018, respectively. At December 31, 2020 and 2019, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $939 and $1,176. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2020 and 2019 of $36,764 and $46,752, respectively, of which $13,916 and $15,156 were ceded to affiliates.

During 2020, 2019 and 2018, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $274 ($179 after tax), $213 ($139 after tax) and $490 ($319 after tax), respectively.

On January 29, 2020, Senior Health Insurance Company of Pennsylvania (SHIP) was placed in rehabilitation by order of the Commonwealth Court of Pennsylvania. The Company worked with the Receiver on a proposal to recapture the business throughout 2020 and a proposal was approved on December 29, 2020. The agreement resulted in the Company recapturing all business previously ceded to SHIP and receiving $310 of assets held in trust while legal proceedings were underway. The assets in excess of the ultimate settlement of the liabilities will be returned to the receiver. The Company will also assume responsibility for administration of the business. No gain or loss was recognized as part of the recapture.

On June 30, 2020, the Company, Transamerica Pacific Re, Inc. (TPRe), and Transamerica Pacific Insurance Company (TPIC) entered into a novation agreement whereby the Company consented to TPIC’s assignment and transfer of its rights and obligations under the universal life coinsurance agreements to TPRe. The novation resulted in no gain or loss. Also on June 30, 2020, the Company recaptured certain universal life policy risks not associated with the secondary guarantee from TPRe for consideration of $2,124 equal to the statutory reserves recaptured resulting in no gain loss and amended and restated the universal life coinsurance agreements to cede only certain universal life secondary guarantee risks to TPRe.

Effective October 1, 2020, the Company recaptured several blocks of life insurance business from an affiliate, Ironwood Re Corp. The Company released funds withheld of $313 and recaptured policyholder reserves of $385 and claims reserves of $4. The transaction resulted in a pre-tax loss of $76 which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cessions

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

of this business to Ironwood in the amount of $125 with a corresponding charge to unassigned surplus.

Also effective October 1, 2020, an amendment was made to the military life reinsurance agreement with Ironwood Re Corp. to increase the cession percentage to 100%. As a result of this amendment, the Company ceded additional policyholder reserves of $201 and due premiums of $7 and provided net consideration of $76 which was retained as funds withheld by the Company. The transaction resulted in a pre-tax gain of $118 which was charged directly to unassigned surplus. Recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured.

Effective October 1, 2020, the Company recaptured term insurance business from Ironwood Re Corp. The Company received consideration of $206 in the form of released funds withheld and a cash payment, recaptured $445 of policy holder and claim reserves and $2 of due premiums. The transaction resulted in a pre-tax loss of $237 which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cessions of this business to Ironwood in the amount of $106 with a corresponding charge to unassigned surplus.

Effective December 31, 2020, the Company ceded certain term insurance business to an unaffiliated entity. The Company paid cash consideration of $201, ceded $439 of reserves and $2 of due and deferred premium. The transaction resulted in a pre-tax gain of $236 which has been recorded directly to unassigned surplus. Recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured.

Effective January 1, 2019, the Company recaptured term insurance business of a reinsurance treaty with an affiliate, LIICA Re II, Inc. The universal life with secondary guarantees remained reinsured under the treaty. The Company received cash of $15, recaptured $68 in policyholder reserves, and net due, deferred and advance premiums of $2. The transaction resulted in a pre-tax loss of $51, which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to LIICA Re II in the amount of $14 with a corresponding charge to unassigned surplus.

Effective July 1, 2019, the Company recaptured indexed universal life and variable universal life insurance business from an affiliate, WFG Reinsurance Limited. The Company paid cash of $39, recaptured $2 in policyholder reserves, and policy loans of $1. The transaction resulted in a pre-tax loss of $40 which was partially offset by a commission expense allowance of $6 as unamortized amounts previously deferred to unassigned surplus related to the original inforce reinsurance transactions were released.

In January 2018, Scottish Re Group announced a sale and restructuring plan and commenced Chapter 11 (reorganization) procedures for some of its subsidiaries. In December 2018, the Delaware Department of Insurance began oversight procedures of Scottish Re (U.S.), Inc. (SRUS), with whom the Company is a counterparty for some of its reinsurance activities. SRUS was ordered into receivership for the purposes of rehabilitation on March 6, 2019. On May 16, 2019, the IID suspended the certificate of authority for SRUS but later clarified that reserve credit

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

could be taken on reinsurance agreements entered into prior to the revocation date if a recovery analysis could be illustrated. Now, with the continued delays of the reorganization legal proceedings and with no reliable financial information being provided by the receiver or SRUS, the Company has determined it is unable to support a favorable recovery analysis. Therefore, the Company did not take statutory reserve credit and established a loss contingency allowance for doubtful recoveries of billed and unbilled claims in its December 31, 2020 financial statements. The impact was a $182 charge reported in the Statements of Operations.

Effective June 29, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the “Final Net Settlement Statements and Other Matters” (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and BOLI/COLI business to Wilton Re. As a result of the mutual concessions between the parties, Wilton Re will pay the Company $66. In addition, the Company released a reinsurance receivable in the amount of $12 related to the initial proposed final NSS that was used for closing. The net pretax impact to capital and surplus of these adjustments was $55.

Effective June 29, 2018, the Company and Wilton Re agreed to Amendment No. 1 to the Reinsurance Agreement dated June 28, 2017. This amendment converted risks that were ceded on a modified coinsurance basis to a coinsurance basis by reducing the amount of reinsurance ceded in the NSS and reducing the modco reserves ceded. At the close of the original transaction, the Company offset the reserve ceded related to a modified separate account contract. Within the amendment to the Master Transaction Agreement, the Company agrees to pay Wilton Re an amount in cash equal to $95, which will be offset in full against an equivalent balance of other amounts due and payable to the Company, such that no cash or other assets shall be required to be transferred by the Parties.

Effective July 1, 2018, the Company entered into a reinsurance agreement to cede an in force block of term insurance business to SCOR Global Life Americas. The Company paid consideration of $260, ceded $675 in policyholder reserves, $28 in claim reserves, $8 in due premium (net of commissions), and $13 in interest maintenance reserves liability. The transaction resulted in a pre-tax gain of $448 which will be identified separately on the insurer’s statutory financial statement as a surplus item. Recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured.

Effective October 1, 2018, the Company recaptured credit insurance business from an affiliate, Ironwood Re Corp. The Company released $2 in funds withheld liability and recaptured $2 of policyholder reserves. The transaction resulted in a pre-tax loss of $1 which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to Ironwood in the amount of $1 ($1 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2018, the Company recaptured insurance business from an affiliate, Harbor View Re Corp. The Company paid cash of $1, released a funds withheld liability of $10 and assumed $10 of policyholder reserves and net due premiums and commissions of $1. The transaction resulted in a pre-tax loss of $1 which has been included in the Statements of Operations.

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Effective July 1, 2018, the Company recaptured term insurance business from an affiliate, Stonebridge Reinsurance Company. The Company received cash of $137, recaptured $680 in policyholder reserves, $29 in claim reserves, net due premiums and commissions of $12 and $11 in interest maintenance reserve liability. The transaction resulted in a pre-tax loss of $571 which was included in the Statements of Operations. In addition, as a result of this transaction, amounts previously deferred to surplus under SSAP No. 61R, were released resulting in an increase to earnings, net of tax, of $184.

9. Income Taxes

The net deferred income tax asset at December 31, 2020 and 2019 and the change from the prior year are comprised of the following components:

	December 31, 2020
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$1,923	$243	$2,166
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	1,923	243	2,166
Deferred Tax Assets Nonadmitted	226	–	226

Subtotal (Net Deferred Tax Assets)	1,697	243	1,940
Deferred Tax Liabilities	698	430	1,128

Net Admitted Deferred Tax Assets (Liabilities)	$999	$(187)	$812

	December 31, 2019
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$2,288	$133	$2,421
Statutory Valuation Allowance Adjustment	14	–	14

Adjusted Gross Deferred Tax Assets	2,274	133	2,407
Deferred Tax Assets Nonadmitted	427	–	427

Subtotal (Net Deferred Tax Assets)	1,847	133	1,980
Deferred Tax Liabilities	1,000	238	1,238

Net Admitted Deferred Tax Assets (Liabilities)	$847	$(105)	$742

		Change
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$(365)	$110	$(255)
Statutory Valuation Allowance Adjustment	(14)	–	(14)

Adjusted Gross Deferred Tax Assets	(351)	110	(241)
Deferred Tax Assets Nonadmitted	(201)	–	(201)

Subtotal (Net Deferred Tax Assets)	(150)	110	(40)
Deferred Tax Liabilities	(302)	192	(110)

Net Admitted Deferred Tax Assets (Liabilities)	$152	$(82)	$70

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2020	2019	Change

Deferred Tax Assets:
Ordinary
Policyholder reserves	$824	$960	$(136)
Investments	227	403	(176)
Deferred acquisition costs	534	495	39
Policyholder dividends accrual	3	2	1
Fixed assets	–	7	(7)
Compensation and benefits accrual	34	20	14
Receivables - nonadmitted	32	32	–
Net operating loss carry-forward	–	44	(44)
Tax credit carry-forward	144	260	(116)
Contingent Experience Rate Refunds	32	1	31
Bad Debt Allowance	17	–	17
Litigation reserve	36	18	18
Other (including items <5% of total ordinary tax assets)	40	46	(6)

Subtotal	1,923	2,288	(365)

Statutory valuation allowance adjustment	–	14	(14)
Nonadmitted	226	427	(201)

Admitted ordinary deferred tax assets	1,697	1,847	(150)

Capital:
Investments	243	133	110

Subtotal	243	133	110
Statutory valuation allowance adjustment	–	–	–
Nonadmitted	–	–	–

Admitted capital deferred tax assets	243	133	110

Admitted deferred tax assets	$1,940	$1,980	$(40)

	Year Ended December 31
	2020	2019	Change

Deferred Tax Liabilities:
Ordinary
Investments	$467	$731	$(264)
Policyholder reserves	223	267	(44)
Other (including items <5% of total ordinary tax liabilities)	8	2	6

Subtotal	698	1,000	(302)
Capital
Investments	430	238	192

Subtotal	430	238	192

Deferred tax liabilities	1,128	1,238	(110)

Net admitted deferred tax assets (liabilities)	$812	$742	$70

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

As a result of the 2017 Tax Cuts and Jobs Act (TCJA), the Company’s tax reserve deductible temporary difference decreased by ($396). This change results in an offsetting $396 deductible taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

At December 31, 2020, the Company released its valuation allowance against ordinary deferred tax assets of $14 related to Foreign Tax Credits. During the 2020 tax year, the Company fully utilized its foreign tax credit carryover resulting in no remaining carryover.

As discussed in Note 2, for the years ended December 31, 2020 and 2019, the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2020
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$1	$1
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		754	57	811
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	754	57	811
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	1,095
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		943	185	1,128

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,697	$243	$1,940

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

			December 31, 2019
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$11	$11
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		813	32	845
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	813	32	845
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	1,291
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		1,034	90	1,124

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,847	$133	$1,980

			Ordinary	Change Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$(10)	$(10)
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		(59)	25	(34)
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(59)	25	(34)
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(196)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		(91)	95	4

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$(150)	$110	$(40)

	December 31
	2020	2019	Change

Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	735%	874%	-139%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 Above	$7,298	$8,610	$(1,312)

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The impact of tax planning strategies at December 31, 2020 and 2019 was as follows:

	December 31, 2020
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	7%	0%	7%

	December 31, 2019
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	1%	0%	1%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2020	2019	Change

Current Income Tax

Federal	$(109)	$(39)	$(70)
Subtotal	(109)	(39)	(70)
Federal income tax on net capital gains	128	52	76

Federal and foreign income taxes incurred	$19	$13	$6

	Year Ended December 31
	2019	2018	Change

Current Income Tax

Federal	$(39)	$(36)	$(3)

Subtotal	(39)	(36)	(3)
Federal income tax on net capital gains	52	(51)	103

Federal and foreign income taxes incurred	$13	$(87)	$100

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2020	2019	2018

Current income taxes incurred	$19	$13	$(87)

Change in deferred income taxes (without tax on unrealized gains and losses)	126	160	(168)

Total income tax reported	$145	$173	$(255)

Income before taxes	$1,444	$3,770	$(1,402)
Federal statutory tax rate	21.00%	21.00%	21.00%

Expected income tax expense (benefit) at statutory rate	$303	$792	$(294)

Increase (decrease) in actual tax reported resulting from:

Pre-tax income of disregarded subsidiaries	$17	$21	$11
Dividends received deduction	(59)	(90)	(77)
Tax-exempt income	(3)	(11)	(4)
Nondeductible expenses	6	5	6
Pre-tax items reported net of tax	(35)	(53)	(23)
Tax credits	(40)	(43)	(61)
Prior period tax return adjustment	(11)	15	(10)
Change in statutory valuation allowance	(14)	14	(2)
Change in uncertain tax positions	–	–	4
Deferred tax change on other items in surplus	(20)	(478)	211
Other	1	1	(16)

Total income tax reported	$145	$173	$(255)

The Company’s federal income tax return is consolidated with other included affiliated companies. Please see the listing of companies in Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2020.

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The amounts, origination dates and expiration dates of operating loss and tax credit carryforwards available for tax purposes:

Description	Amounts	Origination Dates	Expiration Dates

General Business Credit	$4	12/31/2012	12/31/2032
General Business Credit	17	12/31/2013	12/31/2033
General Business Credit	25	12/31/2014	12/31/2034
General Business Credit	56	12/31/2015	12/31/2035
General Business Credit	7	12/31/2016	12/31/2036
General Business Credit	10	12/31/2017	12/31/2037
General Business Credit	7	12/31/2018	12/31/2038
General Business Credit	8	12/31/2019	12/31/2039
General Business Credit	12	12/31/2020	12/31/2040

General Business Credit Total	$146

The following is income tax expense for current year and preceding years that is available for recoupment in the event of future losses:

Total

2018	$–
2019	$–
2020	$1

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate:

Unrecognized Tax Benefits

Balance at January 1, 2019	$21
Tax positions taken during prior period	–

Balance at December 31, 2019	$21
Tax positions taken during prior period	–

Balance at December 31, 2020	$21

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company classifies interest and penalties related to income taxes as income tax expense. The amount of interest and penalties accrued on the balance sheets as income taxes includes the following:

	Interest	Penalties	Total payable (receivable)

Balance at January 1, 2018	$(3)	$–	$(3)
Interest expense (benefit)	4	–	4
Cash received (paid)	2	–	2

Balance at December 31, 2018	$3	$–	$3
Interest expense (benefit)	6	–	6

Balance at December 31, 2019	$9	$–	$9
Interest expense (benefit)	–	–	–
Penalties expense (benefit)	–	–	–
Cash received (paid)	–	–	–

Balance at December 31, 2020	$9	$–	$9

The Company has no federal income tax returns currently under examination. The Internal Revenue Service completed its examination for years 2009 through 2013 resulting in tax return adjustments for which an appeals conference was requested. Federal income tax returns filed in 2017 through 2019 remain open, subject to potential future examination. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

10. Capital and Surplus

The Company has authorized 1,000,000 common stock shares at $10 per share par value of which 676,190 shares were issued and outstanding at December 31, 2020.

The Company has 42,500 Series A preferred shares authorized, of which 0 shares were issued and outstanding at December 31, 2020. The Company repurchased its Series A preferred shares for $58,000 on December 26, 2006 and previously reported 42,500 shares of Series A preferred stock outstanding at $10 par, carried as treasury stock. It was determined that these shares were cancelled by operation of law as they were not stipulated by the Board of Directors to be treasury shares at the time they were repurchased. The cancellation and removal of the preferred stock had no impact to capital and surplus of the Company. The Company also has 250,000 Series B preferred non-voting shares authorized at $10 per share par value, of which 0 shares were issued and outstanding at December 31, 2020.

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2021, without the prior approval of insurance regulatory authorities, is $1,178.

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

On December 7, 2020, the Company paid an ordinary common stock dividend of $500 to CGC.

On May 13, 2020, TPLIC paid a dividend to its parent company, CGC, in the amount of $700. CGC then contributed this amount to the Company. The dividend and contribution included $77 in cash and $623 in securities. This transaction occurred prior to the merger of TPLIC and the Company. This transaction had no overall impact to capital and surplus of the merged Company.

On December 20, 2019, the Company paid extraordinary common stock dividends of $725 to CGC.

On June 21, 2019, the Company paid a return of capital of $250 to CGC.

On February 1, 2019, the Company paid an ordinary common stock dividend of $8 to CGC.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2020, the Company meets the minimum RBC requirements.

The Company’s surplus notes were held by CGC and Transamerica Corporation (TA Corp). These notes were due 20 years from the date of issuance at an interest rate of 6% and were subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes was to be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.
On June 22, 2020, the Company repaid in full its $60 surplus note with CGC. On December 20, 2019, the Company repaid in full its $57 surplus note with TA Corp and made a partial repayment of $43 on its surplus note with CGC. On June 21, 2019, the Company repaid $150 on its surplus note with TA Corp. The Company received approval from IID for each of these transactions as well as prior to making quarterly interest payments.

11. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2020 and 2019, respectively, securities with a fair value of $2,000 and $1,837 were on loan under securities lending agreements. At December 31, 2020 and 2019, the collateral

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,115 and $2,004 at December 31, 2020 and 2019, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value

	2020	2019

Open	$2,115	$2,004
Securities received	–	–

Total collateral received	$2,115	$2,004

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	2020		2019

	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$215	$215	$70	$70
30 days or less	656	656	551	551
31 to 60 days	429	429	819	819
61 to 90 days	219	219	200	200
91 to 120 days	393	393	195	195
121 to 180 days	203	203	169	169

Total	2,115	2,115	2,004	2,004
Securities received	–	–	–	–

Total collateral reinvested	$2,115	$2,115	$2,004	$2,004

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,116 (fair value of $2,115) that are currently tradable securities that could be sold and used to pay for the $2,115 in collateral calls that could come due under a worst-case scenario.

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code (IRC). Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense of $14, $14 and $15 was allocated to the Company for the years ended December 31, 2020, 2019 and 2018 respectively.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the IRC.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $27, $28 and $27 for the years ended December 31, 2020, 2019 and 2018, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses was $5, $6 and $6 for the years ended December 31, 2020, 2019 and 2018, respectively.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2020, 2019 and 2018 was insignificant.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a shared services and cost sharing agreement among and between the Transamerica companies, under which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. Effective August 1, 2020, the Company, and an affiliate, TFLIC, entered into a Shared Services and Cost Sharing Agreement for both parties to provide accounting, administrative, and other advisory services in accordance with the agreement. The agreement, filed and approved by the IID, replaces prior agreements between the entities. The amount received by the Company as a result of being a party to these agreements was $703, $486 and $385 during 2020, 2019 and 2018, respectively. The amount paid as a result of being a party to these agreements was $698, $352 and $360 during 2020, 2019 and 2018, respectively. Fees charged between affiliates approximate their cost.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors (AURA), LLC whereby AURA serves as the administrator and advisor for the Company’s mortgage loan operations. The Company paid $20, $5, and $6 for these services during 2020, 2019 and 2018, respectively.

The Company is party to an Investment Management Agreement with AEGON USA Investment Management (AUIM), LLC whereby AUIM acts as a discretionary investment manager for the Company. The Company paid $89, $97, and $99 for these services during 2020, 2019 and 2018, respectively.

The Company has an administration service agreement with TAM to provide administrative services to the Transamerica Series Trust. The Company received $149, $151 and $160 for these services during 2020, 2019 and 2018, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $43, $51 and $41 for the years ended December 31, 2020, 2019 and 2018, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2020, 2019 and 2018, the Company received (paid) net interest of $0, ($2) and ($1) from (to) affiliates, respectively. At December 31, 2020 and 2019, respectively, the Company reported net receivables (payables) from (to) affiliates of $191 and ($1). Terms of settlement require that these amounts are settled within 60 days.

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2020, the Company had short-term intercompany notes receivable of $149 as follows. In accordance with SSAP No. 25, Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate

TA Corp	$5	August 3, 2021	0.10%
TA Corp	128	October 1, 2021	0.07%
TA Corp	10	November 24, 2021	0.09%
TA Corp	6	December 15, 2021	0.08%

At December 31, 2019, the Company had short-term intercompany notes receivable of $343.

Receivable from	Amount	Due By	Interest Rate

TA Corp	$78	September 4, 2020	2.04%
TA Corp	1	September 5, 2020	2.04%
TA Corp	43	September 19, 2020	2.04%
TA Corp	49	October 21, 2020	1.92%
TA Corp	9	December 18, 2020	1.61%
TA Corp	44	December 26, 2020	1.61%
TA Corp	25	December 29, 2020	1.61%
TA Corp	94	December 30, 2020	1.61%

On June 23, 2020, the Company provided $5 to TPRe in consideration for 5,000 shares of its stock becoming the sole shareholder of TPRe. The Company provided an additional capital contribution of $70 to TPRe on June 26, 2020.

The Company utilizes the look-through approach in valuing its investment in the following entities.

Book Adjusted
Carrying Value

Real Estate Alternatives Portfolio 2, LLC	$19
Real Estate Alternatives Portfolio 3, LLC	21
Real Estate Alternatives Portfolio 3A, Inc	6
Real Estate Alternatives Portfolio 4 HR, LLC	142
Real Estate Alternatives Portfolio 4 MR, LLC	9
Aegon Workforce Housing Fund 2, L.P.	218
Aegon Workforce Housing Fund 3, L.P.	18
Natural Resources Alternatives Portfolio I, LLC	280
Natural Resources Alternatives Portfolio II, LLC	16
Natural Resources Alternatives Portfolio 3, LLC	229
TA Private Equity Assets LLC	296
Zero Beta Fund, LLC	71

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

The following tables shows the disclosures for all SCA investments, except 8bi entities, and balance sheet value (admitted and nonadmitted) as of December 31, 2020 and 2019:

December 31, 2020
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
AEGON Direct Marketing Services, Inc.	73%	$–	$–	$–
AEGON Financial Services Group, Inc.	100	–	–	–
Garnet Assurance Corporation	100	–	–	–
Garnet Assurance Corporation III	100	–	–	–
Intersecurities Insurance Agency, Inc.	100	–	–	–
Life Investors Alliance LLC	100	–	–	–
Real Estate Alternatives Portfolio 3A, Inc.	91	6	6	–
Transamerica Asset Management, Inc.	77	97	97	–
Transamerica Fund Services, Inc.	44	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$103	$103	$–

SSAP No. 97 8b(iv) Entities
Transamerica Life (Bermuda) Ltd.	94%	$1,462	$1,462	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$1,462	$1,462	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,565	$1,565	$–

Aggregate Total	XXX	$1,565	$1,565	$–

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2019
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	91%	$22	$22	$–
Garnet Assurance Corporation	100	–	–	–
Life Investors Alliance LLC	100	–	–	–
Asia Investment Holding Ltd.	100	–	–	–
AEGON Financial Services Group, Inc.	100	–	–	–
Garnet Assurance Corporation III	100	–	–	–
Intersecurities Insurance Agency, Inc.	100	–	–	–
Transamerica Asset Management, Inc.	77	90	90	–
Transamerica Fund Services, Inc.	44	–	–	–
World Financial Group Insurance Agency, Inc.	100	–	–	–
AEGON Direct Marketing Services, Inc.	73	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$112	$112	$–

SSAP No. 97 8b(iv) Entities
Transamerica Life (Bermuda) Ltd.	94%	$1,261	$1,261	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$1,261	$1,261	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,373	$1,373	$–

Aggregate Total	XXX	$1,373	$1,373	$–

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2020
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**

SSAP No. 97 8a Entities
None			$–

Total SSAP No. 97 8a Entities	—	—	$–	—	—	—

SSAP No. 97 8b(ii) Entities
None			$–

Total SSAP No. 97 8b(ii) Entities	—	—	$–	—	—	—

SSAP No. 97 8b(iii) Entities
AEGON Direct Marketing Services, Inc.	NA		$–	–	–	I
AEGON Financial Services Group, Inc.	S2	12/21/2020	–	Y	N	I
Garnet Assurance Corporation	NA		–	–	–	I
Garnet Assurance Corporation III	NA		–	–	–	I
Intersecurities Insurance Agency, Inc.	NA		–	–	–	I
Life Investors Alliance LLC	NA		–	–	–	I
Real Estate Alternatives Portfolio 3A, Inc.	NA		21	–	–	I
Transamerica Asset Management, Inc.	S2	12/17/2020	91	Y	N	I
Transamerica Fund Services, Inc.	NA		–	–	–	I

Total SSAP No. 97 8b(iii) Entities	—	–	$112	—	–	—

SSAP No. 97 8b(iv) Entities
Transamerica Life (Bermuda) Ltd.	S2	2/18/2021	$941	Y	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$941	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$1,053	—	—	—

Aggregate Total	—	—	$1,053	—	—	—

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2019
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**

SSAP No. 97 8a Entities
None			$–

Total SSAP No. 97 8a Entities	—	—	$–	—	—	—

SSAP No. 97 8b(ii) Entities
None			$–

Total SSAP No. 97 8b(ii) Entities	—	—	$–	—	—	—

SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	S2	10/31/2019	$35	Y	N	I
Garnet Assurance Corporation	NA		–	–	–	I
Life Investors Alliance LLC	NA		–	–	–	I
Asia Investment Holding Ltd.	NA		–	–	–	I
AEGON Financial Services Group, Inc.	NA		–	–	–	I
Garnet Assurance Corporation III	NA		–	–	–	I
Intersecurities Insurance Agency, Inc.	NA		–	–	–	I
Transamerica Asset Management, Inc.	S2	8/30/2019	67	Y	N	I
Transamerica Fund Services, Inc.	NA		–	–	–	I
World Financial Group Insurance Agency, Inc.	NA		–	–	–	I
AEGON Direct Marketing Services, Inc.	NA		–	–	–	I

Total SSAP No. 97 8b(iii) Entities	—	—	$102	—	—	—

SSAP No. 97 8b(iv) Entities
Transamerica Life (Bermuda) Ltd.	S2	1/21/2020	$609	Y	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$609	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$711	—	—	—

Aggregate Total	—	—	$711	—	—	—

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1)NAIC Valuation Amount is as of the Filing Date to the NAIC

The Company reports an investment in the following insurance SCAs for which the reported statutory equity reflects a departure from NAIC SAP. Each of the insurance SCAs listed in the table below reflects an admitted asset, equal to the value of the excess of loss reinsurance asset provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

LIICA Re II, Inc.	Excess of loss reinsurance asset
Transamerica Pacific Reinsurance, Inc. (TPRe)	Excess of loss reinsurance asset

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company has two Limited Purpose Subsidiaries (LPS) with prescribed practices whereby under Iowa Administrative Code 191-99.11(3), the LPS are entitled to admit the following assets that would not be admissible under the NAIC SAP:

TLIC Oakbrook Reinsurance, Inc. (TORI)	Credit linked note
TLIC Watertree Reinsurance, Inc. (TWRI)	Excess of loss reinsurance asset

The monetary effect on net income and surplus as a result of using an accounting practice that differed from NAIC SAP, the amount of the investment in the insurance SCA per reported statutory equity, and amount of the investment if the insurance SCA has completed statutory financial statements in accordance with the NAIC SAP. The SCAs are valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	Monetary Effect on NAIC SAP		Amount of Investment

SCA Entity (Investments in Insurance SCA Entities)	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Reported Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*

LIICA Re II**	$–	$(2,216)	$–	$–
Transamerica Pacific Reinsurance, Inc.**	–	(1,177)	–	–
TLIC Oakbrook Reinsurance, Inc.	–	(3,493)	1,292	–
TLIC Watertree Reinsurance, Inc.	–	(908)	519	–

* Per AP&P Manual (without permitted or prescribed practices)

** The SCA is valued at zero in the Company’s financial statements

Had the above SCA entities not been permitted to recognize the excess of loss reinsurance assets or the credit linked note as admitted assets in the financial statements, the risk-based capital would have been below the mandatory control level which would have triggered a regulatory event.

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

Information regarding the Company’s affiliated guarantees is available in Note 15. Commitments and Contingencies.

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

14. Managing General Agents

The Company utilizes managing general agents (MGA) and third-party administrators (TPA) in its operation. Information regarding these entities for the years ended December 31, 2020, 2019 and 2018, respectively, is:

					Total Direct Premiums Written /
					Produced By

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	2020	December 31, 2019	2018

The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C, B, P, U	$247	$631	$784

Total					$247	$631	$784

C - Claims Payment

B - Binding Authority

P - Premium Collection

U - Underwriting

The premiums written in 2020, which represents less than 5% of surplus, declined due to the underlying business being closed to new sales in December 2019.

15. Commitments and Contingencies

At December 31, 2020 and 2019, the Company has mortgage loan commitments of $289 and $383, respectively.

The Company has contingent commitments of $893 and $1,190 as of December 31, 2020 and 2019, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $30 and $93, respectively.

The Company leases office buildings and equipment under various non-cancelable operating lease agreements. Rental expense for the years 2020 and 2019 was $20 and $19, respectively.

Private placement commitments outstanding as of December 31, 2020 and 2019 were $115 and $155, respectively.

During 2019, the Company entered into an agreement with Aegon USA Realty Advisors, LLC to commit to purchase certain tax credit investments up to a maximum of $100,000. Under the terms of the agreement, the Company provides certain commitments to purchase tax credit investments that are part of tax credit funds in the event certain conditions are met. The Company did not acquire any tax credit investments during 2020 under this agreement. As of December 31, 2020, the commit to purchase amount is $23.

The Company sold $0 and $101 of “to-be-announced” (TBA) securities as of December 31, 2020 and 2019, respectively. The December 31, 2019 receivable related to these TBAs was reclassed accordingly.

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2020 and 2019, respectively, was $295 and $81.

At December 31, 2020 and 2019, securities in the amount of $61 and $47, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s balance sheets as the Company does not have the ability to sell or repledge the collateral.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. No payments are required as of December 31, 2020. The current assessment of risk of making payments under these guarantees is remote.

As of January 20, 2020, the Company has been discharged of its guarantee to the Monetary Authority of Singapore (MAS) to provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and ensure that TLB was able to continue to meet, pay and settle all present and future obligations. The Company was not required to provide funds prior to the discharge of the guarantee on January 20, 2020 because TLB maintained adequate liquidity to settle its obligations.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency. An acceptable level of solvency is net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2020, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. The Company can terminate this agreement upon thirty days written

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

notice, but not until TLB attains a rating from Standard & Poor’s the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than the Company’s then current rating or AA, whichever is lower. As of December 31, 2020, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these two guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2020 and 2019, TLB holds related statutory-basis policy and claim reserves of $2,315 and $2,335, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2020, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2020 and 2019, TLB policies covered by this guarantee would have resulted in US statutory policy and claim reserves of $3,533 and $3,585, respectively, which would represent a fair measure of the maximum potential amount of future payments the Company under this guarantee based on the US statutory reserve requirements. TLB is a subsidiary of the Company and TLB has invested assets supporting these policies which mitigates this risk. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2020, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company is a party to a fee agreement with TLB whereby the Company continues to provide the guarantees with respect to TLB described in the paragraphs above. The Company received $1 and $1 under this agreement in 2020 and 2019, respectively.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The direct statutory reserve established at December 31, 2020 and 2019 for the total payout block is $5,124 and $5,279, respectively. As this reserve is already recorded on the balance sheets of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2020 and 2019:

	December 31

	2020	2019

Aggregate maximum potential of future payments of all guarantees (undiscounted)	$5,848	$5,920

Current liability recognized in financial statements:
Noncontingent liabilities	–	–

Contingent liabilities	–	–

Ultimate financial statement impact if action required:
Incurred claims	5,848	5,920
Other	–	–

Total impact if action required	$5,848	$5,920

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds for asset and liability management and spread lending purposes. The Company has determined the actual/estimated long-term maximum borrowing capacity as $5,793. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

At December 31, 2020 and 2019, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2020	2019

Membership Stock:
Class A	$–	$–
Class B	10	20
Activity Stock	101	80
Excess Stock	–	–

Total	$111	$100

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2020 and 2019, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years

December 31, 2020
Membership Stock
Class A	$–	$–	$–	$–
Class B	–	–	–	10

Total	$–	$–	$–	$10

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years

December 31, 2019
Membership Stock
Class A	$–	$–	$–	$–
Class B	–	–	–	20

Total	$–	$–	$–	$20

At December 31, 2020 and 2019, the amount of collateral pledged and the maximum amount pledged to the FHLB was as follows:

	Fair Value	Carry Value

December 31, 2020
Total Collateral Pledged	$4,215	$3,818
Maximum Collateral Pledged	4,258	3,860

	Fair Value	Carry Value

December 31, 2019
Total Collateral Pledged	$3,263	$3,089
Maximum Collateral Pledged	5,818	5,813

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2020 and 2019, the borrowings from the FHLB were as follows:

	December 31, 2020		December 31, 2019

		Funding		Funding
		Agreements		Agreements
	General	Reserves	General	Reserves
	Account	Established	Account	Established

Debt[1]	$2,515	$–	$1,995	$–
Funding agreements[2]	–	–	–	–
Other	–	–	–	–

Total	$2,515	$–	$1,995	$–

1 The maximum amount of borrowing during 2020 was $2,515

2 The maximum amount of borrowing during 2020 was $0

As of December 31, 2020, the weighted average interest rate on FHLB advances was 0.443% with a weighted average term of 2.3 years. As of December 31, 2019, the weighted average interest rate on FHLB advances was 2.146% with a weighted average term of 1.3 years.

At December 31, 2020, the borrowings from the FHLB were not subject to prepayment penalties.

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $56,004 and $52,230 as of December 31, 2020 and 2019, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans, where the plan sponsor retains ownership and control of the related plan assets and the Company provides book value benefit responsiveness to qualified participant withdrawals, in the event withdrawals requested exceeds plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit withdrawal needs and earns a market interest rate on these advances. A periodically adjusted contract-crediting rate is a means by which investment and benefit responsiveness experience is passed through to participants. In return for the book value benefit responsiveness guarantee, the Company receives a premium that varies based on such elements as benefit responsiveness exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines ensuring the appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements to have a material impact on the reported financial results. In compliance with statutory guidelines, no reserves were recorded at December 31, 2020.

The Company is party to legal proceedings involving a variety of issues incidental to its business, including class action lawsuits. Lawsuits may be brought in any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes includes substantial demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not to be material to the Company’s financial position.

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company has been named in class actions, as well as individual litigation, relating to increases in monthly deduction rates (MDR) on universal life products. The Company has settled two such class actions, one in January 2019 and one in April 2020. In connection with the first lawsuit, the Company continues to defend against a number of lawsuits initiated by opt out class members. The Company holds provisions totaling approximately $170 for these lawsuits as of December 31, 2020.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheets. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $9 and $10 and an offsetting premium tax benefit $7 and $8 at December 31, 2020 and 2019, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $3, $3 and $1, for the years ended December 31, 2020, 2019 and 2018, respectively.

16. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company is party to municipal repurchase agreements which were established via bilateral trades and accounted for as secured borrowings. For municipal repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables provide information on the securities sold under the municipal repurchase agreements for four quarters of 2020 and 2019:

December 31, 2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
BACV	XXX	XXX	XXX	$200
Fair Value	$167	$211	$232	$232

Ending Balance
BACV	XXX	XXX	XXX	$200
Fair Value	$167	$211	$232	$232

December 31, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
BACV	XXX	XXX	XXX	$113
Fair Value	$219	$207	$232	$126

Ending Balance
BACV	XXX	XXX	XXX	$113
Fair Value	$171	$207	$232	$126

		2020			2019

	NAIC 1	NAIC 2	Total	NAIC 1	NAIC 2	Total

Bonds - BACV	$160	$40	$200	$112	$1	$113
Bonds - FV	190	42	232	125	1	126

These securities have maturity dates that range from 2021 to 2097.

The following table provides information on the cash collateral received and liability to return collateral under the municipal repurchase agreements for four quarters of 2020 and 2019:

December 31, 2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
Cash	$131	$164	$182	$101

Ending Balance (1)
Cash	$131	$162	$79	$100

(1) The remaining collateral held was greater than 90 days from contractual maturity.

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
Cash	$126	$157	$174	$100

Ending Balance (1)
Cash	$126	$154	$78	$98

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2020 and 2019, the Company had dollar repurchase agreements outstanding in the amount of $969 and $706, respectively, which is included in borrowed money on the balance sheets. Those amounts include accrued interest of $2 and $2, at December 31, 2020 and 2019, respectively. At December 31, 2020, securities with a book value of $958 and a fair value of $972 were subject to dollar repurchase agreements. These securities have maturity dates that range from April 1, 2035 to January 1, 2051. At December 31, 2019, securities with a book value of $805 and a fair value of $807 were subject to dollar repurchase agreements. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction’s scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value

	2020	2019

Open	$967	$704
Securities received	–	–

Total collateral received	$967	$704

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2020 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gains (Losses)

Preferred stocks:
NAIC 4	1	$–	$–	$–

Common stocks	3	$–	$–	$–

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

17. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Iowa Department of Financial Regulation in the 2020 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

	December 31
	2020	2019

Balance Sheets
Total assets as reported in the Company’s Annual Statement	$200,268	$185,304
Decrease in other assets	–	(1,217)
Increase in net deferred income tax asset	–	9

Total assets as reported in the accompanying audited statutory basis balance sheet	$200,268	$184,096

Total liabilities as reported in the Company’s Annual Statement	$192,158	$175,914
Decrease in aggregate reserves for policies and contracts	–	(311)
Increase in policy and contract claim reserves	–	8
Decrease in funds held under reinsurance treaties	–	(742)
Decrease in other liabilities	–	(124)

Total liabilities as reported in the accompanying audited statutory basis balance sheet	$192,158	$174,745

Total capital and surplus as reported in the Company’s Annual Statement	$8,110	$9,390
Decrease in net income	–	(234)
Increase in change in net deferred income tax asset	–	9
Increase in change in surplus as a result of reinsurance	–	186

Total capital and surplus as reported in the accompanying audited statutory basis balance sheet	$8,110	$9,351

Statements of Operations
Statutory net income as reported in the Company’s Annual Statement	$1,291	$3,757
Increase in commissions and expense allowances on reinsurance ceded	(69)	–
Increase in reserve adjustment on reinsurance ceded	193	243
Decrease in fee revenue and other income	3	(104)
Increase in commissions	69	–
Increase in general insurance expenses and other	(196)	(140)
Decrease in premiums and other considerations	–	(653)
Decrease in surrender benefits	–	653
Increase in change in aggregate reserves	–	(41)
Decrease in federal income tax (benefit) expense	–	2
Increase in death benefits	–	(8)

Total net income as reported in the accompanying audited statutory basis statement of operations	$1,291	$3,709

The reconciling differences to the Annual Statement for current and prior year is primarily driven by elimination of affiliated activity for the merged entities in 2020. For additional detail on the impacts of the merger, please refer to Note 1. In addition, prior year reconciling differences also relate to adjustments for actuarial modeling and misclassifications within the Statements of Operations related to accounting for retirement plans.

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

18. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheets date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the balance sheets date (Type I). Events that are indicative of conditions that arose after the balance sheets date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2020 through April 14, 2021.

102

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2020
Entity Name	FEIN

Transamerica Corporation	42-1484983

AEGON Asset Management Services Inc	39-1884868

AEGON Direct Marketing Services Inc	42-1470697

AEGON Financial Services Group Inc	41-1479568

AEGON Institutional Markets Inc	61-1085329

AEGON Management Company	35-1113520

AEGON USA Real Estate Services Inc	61-1098396

AEGON USA Realty Advisors of CA	20-5023693

AUSA Properties Inc	27-1275705

Commonwealth General Corporation	51-0108922

Creditor Resources Inc	42-1079584

CRI Solutions Inc	52-1363611

Financial Planning Services Inc	23-2130174

Garnet Assurance Corporation	11-3674132

Garnet Assurance Corporation II	14-1893533

Garnet Assurance Corporation III	01-0947856

Intersecurities Ins Agency	42-1517005

Ironwood Re Corp	47-1703149

LIICA RE II	20-5927773

Massachusetts Fidelity Trust	42-0947998

MLIC RE I Inc	01-0930908

Money Services Inc	42-1079580

Monumental General Administrators Inc	52-1243288

Pearl Holdings Inc I	20-1063558

Pearl Holdings Inc II	20-1063571

Pine Falls Re Inc	26-1552330

Real Estate Alternatives Portfolio 3A Inc	20-1627078

River Ridge Insurance Company	20-0877184

Short Hills Management	42-1338496

Stonebridge Benefit Services Inc	75-2548428

TCF Asset Management Corp	84-0642550

TCFC Air Holdings Inc	32-0092333

TCFC Asset Holdings Inc	32-0092334

103

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2020
Entity Name	FEIN

TLIC Oakbrook Reinsurance Inc.	47-1026613

TLIC Watertree Reinsurance, Inc.	81-3715574

Transamerica Accounts Holding Corp	36-4162154

Transamerica Affinity Services Inc	42-1523438

Transamerica Affordable Housing Inc	94-3252196

Transamerica Asset Management	59-3403585

Transamerica Capital Inc	95-3141953

Transamerica Casualty Insurance Company	31-4423946

Transamerica Commercial Finance Corp I	94-3054228

Transamerica Corporation (OREGON)	98-6021219

Transamerica Finance Corporation	95-1077235

Transamerica Financial Advisors	59-2476008

Transamerica Financial Life Insurance Company	36-6071399

Transamerica Fund Services Inc	59-3403587

Transamerica Home Loan	95-4390993

Transamerica International Re (Bermuda) Ltd	98-0199561

Transamerica Investors Securities Corp	13-3696753

Transamerica Life Insurance Company	39-0989781

Transamerica Pacific Insurance Co Ltd	94-3304740

Transamerica Pacific Re, Inc.	85-1028131

Transamerica Premier Life Insurance Company	52-0419790

Transamerica Resources Inc	52-1525601

Transamerica Stable Value Solutions Inc	27-0648897

Transamerica Vendor Financial Services Corporation	36-4134790

United Financial Services Inc	52-1263786

World Fin Group Ins Agency of Massachusetts Inc	04-3182849

World Financial Group Inc	42-1518386

World Financial Group Ins Agency of Hawaii Inc	99-0277127

World Financial Group Insurance Agency of WY Inc	42-1519076

World Financial Group Insurance Agency	95-3809372

Zahorik Company Inc	95-2775959

Zero Beta Fund LLC	26-1298094

104

Statutory-Basis Financial

Statement Schedules

105

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Millions)

December 31, 2020

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$7,039	$9,657	$7,314
States, municipalities and political subdivisions	2,863	3,123	2,863
Foreign governments	485	544	485
Hybrid securities	576	658	576
All other corporate bonds	39,241	46,111	39,206
Preferred stocks	109	109	105

Total fixed maturities	50,313	60,202	50,549

Equity securities
Common stocks:
Industrial, miscellaneous and all other	136	180	180

Total equity securities	136	180	180

Mortgage loans on real estate	9,015		9,015
Real estate	56		56
Policy loans	2,037		2,037
Other long-term investments	1,496		1,496
Receivable for securities	3		3
Receivable for derivative cash collateral posted to counterparty	295		295
Securities lending	2,115		2,115
Cash, cash equivalents and short-term investments	1,683		1,683

Total investments	$67,149		$67,429

(1)	Equity securities are reported at original cost. Fixed maturities are reported at original cost reduced by repayments and adjusted for amortization of premiums and accrual of discounts.

(2)

United States government and corporate bonds of $48 are held at fair value rather than amortized cost due to having an NAIC 6 rating. Two preferred stock securities are held at fair value of $6 due to having an NAIC 4 and 6 ratings.

106

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Millions)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2020
Individual life	$24,275	$–	$685	$2,264	$1,460	$5,342	$1,388
Individual health	5,760	112	401	750	423	908	405
Group life and health	2,468	23	138	841	159	496	347
Annuity	18,328	–	33	12,868	1,319	19,336	(3,775)

	$50,831	$135	$1,257	$16,723	$3,361	$26,082	$(1,635)

Year ended December 31, 2019
Individual life	$22,141	$–	$472	$2,884	$1,267	$2,658	$1,255
Individual health	5,567	185	299	750	357	1,034	262
Group life and health	2,463	31	138	866	155	471	305
Annuity	15,478	–	34	11,208	986	16,001	(4,217)

	$45,649	$216	$943	$15,708	$2,765	$20,164	$(2,395)

Year ended December 31, 2018
Individual life	$22,542	$–	$488	$1,885	$1,233	$3,089	$1,607
Individual health	5,439	180	270	729	380	915	217
Group life and health	2,462	38	167	1,094	151	604	433
Annuity	15,711	–	38	10,889	745	17,406	(3,462)
Other	–	–	–	–	235	–	–

	$46,154	$218	$963	$14,597	$2,744	$22,014	$(1,205)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

107

Transamerica Life Insurance Company

Reinsurance

(Dollars in Millions)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net

Year ended December 31, 2020
Life insurance in force	$739,067	$736,338	$397,134	$399,863	99%

Premiums:
Individual life	$4,173	$3,106	$1,197	$2,264	53%
Individual health	797	61	14	750	2%
Group life and health	948	133	26	841	3%
Annuity	13,273	418	13	12,868	0%

	$19,191	$3,718	$1,250	$16,723	7%

Year ended December 31, 2019
Life insurance in force	$726,805	$809,789	$421,752	$338,768	124%

Premiums:
Individual life	$4,575	$2,988	$1,297	$2,884	45%
Individual health	797	66	19	750	3%
Group life and health	968	137	35	866	4%
Annuity	11,582	517	143	11,208	1%

	$17,922	$3,708	$1,494	$15,708	10%

Year ended December 31, 2018
Life insurance in force	$744,474	$871,308	$452,075	$325,241	139%

Premiums:
Individual life	$4,393	$3,859	$1,351	$1,885	72%
Individual health	773	69	25	729	3%
Group life and health	1,207	187	74	1,094	7%
Annuity	11,055	296	130	10,889	1%

	$17,428	$4,411	$1,580	$14,597	11%

108

FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Financial Life Insurance Company

Years Ended December 31, 2020, 2019 and 2018

Transamerica Financial Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Directors of

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory basis financial statements of Transamerica Financial Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of operations, of changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2020, including the related notes and schedules of supplementary insurance information and reinsurance for each of the three years in the period ended December 31, 2020 and summary of investments - other than investments in related parties as of December 31, 2020 listed in the accompanying index (collectively referred to as the “financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York Department of Financial

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312)298-2000, F: (312)298 2001, www.pwc.com/us

1

Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services described in Note 2.

Emphasis of Matter

As discussed in Note 3 to the financial statements, in 2020 the Company changed its valuation basis for variable annuities to comply with newly prescribed Insurance Regulation 213 issued by the New York Department of Financial Services. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 14, 2021

2

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Millions)

	December 31	December 31
	2020	2019

Admitted assets
Cash, cash equivalents and short-term investments	$598	$440
Bonds	5,913	5,333
Preferred stocks	7	5
Common stocks	10	6
Mortgage loans on real estate	1,548	1,547
Policy loans	131	131
Securities lending reinvested collateral assets	398	311
Derivatives	232	114
Other invested assets	341	369

Total cash and invested assets	9,178	8,256

Accrued investment income	72	69
Premiums deferred and uncollected	11	11
Net deferred income tax asset	34	28
Other assets	67	20
Separate account assets	24,153	23,524

Total admitted assets	$33,515	$31,908

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$7,040	$6,493
Policy and contract claim reserves	43	29
Liability for deposit-type contracts	31	30
Transfers from separate accounts due or accrued	(102)	(195)
Asset valuation reserve	118	133
Interest maintenance reserve	25	21
Derivatives	219	102
Payable for collateral under securities loaned and other transactions	441	371
Borrowed money	147	66
Other liabilities	322	309
Separate account liabilities	24,153	23,524

Total liabilities	32,437	30,883

Total capital and surplus	1,078	1,025

Total liabilities and capital and surplus	$33,515	$31,908

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2020	2019	2018

Revenues
Premiums and annuity considerations	$5,235	$5,306	$5,202
Net investment income	311	344	347
Fee revenue and other income	269	534	325

Total revenue	5,815	6,184	5,874

Benefits and expenses
Death benefits	109	69	70
Annuity benefits	136	117	108
Accident and health benefits	56	45	61
Surrender benefits	6,871	6,667	8,149
Other benefits	8	9	9
Net increase (decrease) in reserves	678	(140)	(128)
Commissions	124	132	146
Net transfers to (from) separate accounts	(2,323)	(1,201)	(2,892)
General insurance expenses and other	113	124	108

Total benefits and expenses	5,772	5,822	5,631

Gain (loss) from operations before federal income taxes	43	362	243
Federal income tax (benefit) expense	20	21	11

Net gain (loss) from operations	23	341	232
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	56	17	(30)

Net income (loss)	$79	$358	$202

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

			Special
	Common	Paid-in	Surplus	Unassigned	Total Capital
	Stock	Surplus	Funds	Surplus	and Surplus

Balance at January 1, 2018	$2	$935	$11	$102	$1,050
Net income (loss)	-	-	-	202	202
Change in net unrealized capital gains (losses), net of taxes	-	-	-	13	13
Change in net deferred income tax asset	-	-	-	(3)	(3)
Change in nonadmitted assets	-	-	-	7	7
Change in surplus as a result of reinsurance	-	-	-	(20)	(20)
Return of capital	-	(56)	-	-	(56)
Dividends to stockholders	-	-	-	(103)	(103)

Balance at December 31, 2018	2	879	11	198	1,090
Net income (loss)	-	-	2	356	358
Change in net unrealized capital gains (losses), net of taxes	-	-	-	(19)	(19)
Change in net deferred income tax asset	-	-	-	19	19
Change in nonadmitted assets	-	-	-	(14)	(14)
Change in asset valuation reserve	-	-	-	(13)	(13)
Change in surplus as a result of reinsurance	-	-	-	(225)	(225)
Return of capital	-	(100)	-	-	(100)
Dividends to stockholders	-	-	-	(75)	(75)
Other changes - net	-	-	-	4	4

Balance at December 31, 2019	$2	$779	$13	$231	$1,025

Continued on next page.

5

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Millions)

			Special
	Common	Paid-in	Surplus	Unassigned	Total Capital and
	Stock	Surplus	Funds	Surplus	Surplus

Balance at December 31, 2019	$2	$779	$13	$231	$1,025
Net income (loss)	-	-	-	79	79
Change in net unrealized capital gains (losses), net of taxes	-	-	-	(7)	(7)
Change in net deferred income tax asset	-	-	-	(4)	(4)
Change in nonadmitted assets	-	-	-	6	6
Change in reserve on account of change in valuation basis	-	-	-	132	132
Change in asset valuation reserve	-	-	-	15	15
Return of capital	-	(95)	-	-	(95)
Dividends to stockholder	-	-	-	(75)	(75)
Other changes - net	-	-	-	2	2

Balance at December 31, 2020	$2	$684	$13	$379	$1,078

See accompanying notes.

6

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2020	2019	2018

Operating activities
Premiums and annuity considerations	$5,235	$5,306	$5,204
Net investment income	322	355	359
Other income	273	307	302
Benefit and loss related payments	(7,168)	(6,919)	(8,383)
Net transfers from separate accounts	2,416	1,188	2,911
Commissions and operating expenses	(243)	(250)	(260)
Federal income taxes (paid) received	(28)	(8)	(24)

Net cash provided by (used in) operating activities	807	(21)	109

Investing activities
Proceeds from investments sold, matured or repaid	1,682	2,126	1,564
Costs of investments acquired	(2,321)	(1,944)	(1,357)
Net change in policy loans	-	-	(5)

Net cash provided by (used in) investing activities	(639)	182	202

Financing and miscellaneous activities
Capital and paid in surplus (returned) received	(96)	(100)	(57)
Net deposits (withdrawals) on deposit-type contracts	-	(1)	(5)
Net change in borrowed money	80	66	(204)
Net change in payable for collateral under securities lending and other transactions	69	1	(107)
Other cash (applied) provided	12	57	(39)
Dividends to stockholders	(75)	(75)	(103)

Net cash used in financing and miscellaneous activities	(10)	(52)	(515)

Net increase (decrease) in cash, cash equivalents and short-term investments	158	109	(204)

Cash, cash equivalents and short-term investments:

Beginning of year	440	331	535

End of year	$598	$440	$331

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except Per Share Amounts)

December  31, 2020

1. Organization and Nature of Business

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (TA Corp). TA Corp is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells fixed annuity, variable life and annuity products, group life coverages, life insurance, index universal life, and guaranteed investment contracts. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (NYDFS), which differ from accounting principles generally accepted in the United States of America (GAAP).

The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under Statement of Statutory Accounting Principle (SSAP) No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

8

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in unaffiliated preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the Statements of Operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying Balance Sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

In 2019, the NAIC revised the AVR Factors (basic contribution, reserve objective and maximum reserve) to be consistent with the RBC (Risk Based Capital) after-tax factors, which were amended in 2018 as a result of federal tax reform. The AVR factor changes are effective for year-end 2019. As of December 31, 2019, the factor changes decreased capital and surplus by $14. The changes were recorded to the change in asset valuation reserve line of the statement of changes in capital and surplus.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Derivative Instruments

Overview: The Company uses various derivative instruments (swaps and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions (RSAT). A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs, accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the Balance Sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s Balance Sheets. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the Balance Sheets, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in borrowed money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of reinsurance receivables, accounts receivable and general insurance receivables. Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Other liabilities consist primarily of remittances, payable for securities, unearned investment income, and accrued expenses.

Separate Accounts

The majority of separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the Statements of Operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the Balance Sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s Statements of Operations as a component of net transfers from separate accounts.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the Statements of Operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners. The assets and liabilities of the nonguaranteed separate accounts are carried at fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is included as a factor in the health contract premium deficiency calculation.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the Balance Sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the Statements of Operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP 101 does not consider state income taxes in the measurement of deferred taxes. SSAP 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three part test plus the sum of all deferred tax liabilities.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Correction of Error

The Company’s policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

Effective June 30, 2020, the NAIC adopted revisions to SSAP No. 105, Working Capital Finance Investments, and the corresponding Issue Paper No. 163, Working Capital Finance Investments. The revisions provided substantive updates to the Working Capital Finance Investments (WCFI) Program requirements in SSAP No. 105. The adoption of this guidance did not impact the financial position or results of operations of the Company as the Company does not invest in WCFI.

Effective January 1, 2020, the NAIC adopted revisions to SSAP No. 22, Leases, and the corresponding Issue Paper No. 161, Leases, to incorporate various concepts from U.S. GAAP guidance in Accounting Standards Update (ASU) 2016-02, Leases, into statutory accounting. The revised guidance retains the operating lease concept for statutory accounting, clarifies the

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

application of statutory accounting guidance for leases in certain areas (e.g., sale-leaseback transactions), and identifies the types of assets allowed for lease and sale-leaseback treatment. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Change in Valuation Basis

As of December 31, 2020, the Company has adopted the new rules released by the New York State Department of Financial Services (NYDFS) determining the minimum required reserves for Variable Annuities (VA) under “Insurance Regulation 213” (Reg 213). This new rule replaces New York Regulation 151 that was the basis for reporting through September 30, 2020. The approved transition approach will not result in adjustment to the Company’s historical statutory reporting or existing balances at the time of transition. The Company has reported the decrease to the reserve of $129 as a Change in Valuation Basis recognized as a change in surplus. The full amount of the change is reported in the 2020 financial statements. As of the date of transition, the Company is fully compliant with the provisions of Reg 213.

Correction of Error

As of December 31, 2020, there were no material correction of errors for the Company.

Reclassifications

Certain amounts in prior year footnote disclosures have been reclassified to conform to the current year presentation.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the Balance Sheet date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the Balance Sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying Balance Sheets approximate their fair values. These are included in investment contract liabilities.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the Balance Sheets, as of December 31, 2020 and 2019, respectively:

	December 31, 2020

						Net Asset
	Aggregate Fair	Admitted				Value
	Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

Admitted assets
Cash equivalents and short–term investments, other than affiliates	$552	$552	$522	$30	$–	$–
Bonds	6,809	5,913	751	6,056	2	–
Preferred stocks, other than affiliates	7	7	–	7	–	–
Common stocks, other than affiliates	9	9	3	–	6	–
Mortgage loans on real estate	1,681	1,548	–	–	1,681	–
Other invested assets	28	23	–	28	–	–
Derivative assets:
Interest rate swaps	223	223	–	223	–	–
Currency swaps	2	1	–	2	–	–
Credit default swaps	6	4	–	6	–	–
Equity swaps	1	1	–	1	–	–
Interest rate futures	2	2	2	–	–	–
Equity futures	1	1	1	–	–	–
Derivative assets total	235	232	3	232	–	–
Policy loans	131	131	–	131	–	–
Securities lending reinvested collateral	340	340	–	340	–	–
Separate account assets	24,162	24,146	23,130	1,032	–	–

Liabilities
Investment contract liabilities	4,928	4,808	–	1	4,927	–
Derivative liabilities:
Interest rate swaps	207	196	–	207	–	–
Currency swaps	4	8	–	4	–	–
Credit default swaps	(1)	–	–	(1)	–	–
Equity swaps	15	15	–	15	–	–
Derivative liabilities total	225	219	–	225	–	–
Dollar repurchase agreements	146	146	–	146	–	–
Payable for securities lending	398	398	–	398	–	–
Payable for derivative cash collateral	43	43	–	43	–	–
Separate account annuity liabilities	23,722	23,720	–	23,221	501	–

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

			December 31, 2019

						Net Asset
	Aggregate	Admitted				Value
	Fair Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$364	$364	$229	$135	$–	$–
Bonds	5,828	5,333	613	5,128	87	–
Preferred stocks, other than affiliates	5	5	–	5	–	–
Common stocks, other than affiliates	4	4	1	–	3	–
Mortgage loans on real estate	1,616	1,547	–	–	1,616	–
Other invested assets	26	23	–	26	–	–
Derivative assets:
Interest rate swaps	108	108	–	108	–	–
Currency swaps	3	2	–	3	–	–
Credit default swaps	8	4	–	8	–	–
Derivative assets total	119	114	–	119	–	–
Policy loans	131	131	–	131	–	–
Securities lending reinvested collateral	241	241	5	236	–	–
Separate account assets	23,535	23,517	21,368	2,167	–	–

Liabilities
Investment contract liabilities	4,911	4,406	–	1	4,910	–
Derivative liabilities:
Interest rate swaps	76	80	–	76	–	–
Currency swaps	1	2	–	1	–	–
Credit default swaps	(3)	1	–	(3)	–	–
Equity swaps	15	15	–	15	–	–
Interest rate futures	4	4	4	–	–	–
Derivative liabilities total	93	102	4	89	–	–
Dollar repurchase agreements	66	66	–	66	–
Payable for securities lending	311	311	–	311	–
Payable for derivative cash collateral	60	60	–	60	–	–
Separate account annuity liabilities	23,059	23,059	–	21,521	1,538	–

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2020 and 2019:

	2020

				Net Asset
				Value
	Level 1	Level 2	Level 3	(NAV)	Total

Assets:
Bonds
Industrial and miscellaneous	$–	$4	$–	$–	$4

Total bonds	–	4	–	–	4

Common stock
Industrial and miscellaneous	$3	$–	$6	$–	$9

Total common stock	3	–	6	–	9

Cash equivalents and short-term
Money market mutual funds	$522	$–	$–	$–	$522

Total short-term investments	522	–	–	–	522

Derivative assets	3	224	–	–	227
Separate account assets	23,100	502	–	–	23,602

Total assets	$23,628	$730	$6	$–	$24,364

Liabilities:
Derivative liabilities	$–	$196	$–	$–	$196

Total liabilities	$–	$196	$–	$–	$196

	2019

				Net Asset
				Value
	Level 1	Level 2	Level 3	(NAV)	Total

Assets:
Bonds
Industrial and miscellaneous	$–	$2	$1	$–	$3

Total bonds	–	2	1	–	3

Common stock
Industrial and miscellaneous	1	–	3	–	4

Total common stock	1	–	3	–	4

Cash equivalents and short-term
Money market mutual funds	230	–	–	–	230

Total short-term investments	230	–	–	–	230

Securities lending reinvested collateral	5	–	–	–	5
Derivative assets	–	109	–	–	109
Separate account assets	21,368	511	–	–	21,879

Total assets	$21,604	$622	$4	$–	$22,230

Liabilities:
Derivative liabilities	$4	$81	$–	$–	$85

Total liabilities	$4	$81	$–	$–	$85

Bonds classified as Level 2 are valued using inputs from third-party pricing services or broker quotes. Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Common stocks classified as Level 3 contain shares in the FHLB of New York, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB. In addition, the Company also holds a position that is internally modelled.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of cash equivalents and short-term investments.

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

The following tables summarize the changes in assets classified as Level 3 for 2020 and 2019:

				Total Gains	Total Gains (Losses)
	Beginning Balance at	Transfers in	Transfers out	(Losses) Included	Included in Surplus
	January 1, 2020	(Level 3)	(Level 3)	in Net Income (a)	(b)

Bonds
Other	$1	$–	$1	$–	$–
Common stock	3	–	–	–	1

Total	$4	$–	$1	$–	$1

					Ending Balance at
	Purchases	Issuances	Sales	Settlements	December 31, 2020

Bonds
Other	$–	$–	$–	$–	$–
Common stock	–	2	–	–	6

Total	$–	$2	$–	$–	$6

(a)   Recorded as a component of net realized capital gains (losses) on investments in the Statements of Operations

(b)   Recorded as a component of change in net unrealized capital gains (losses) in the Statements of Changes in Capital and Surplus

				Total Gains (Losses)	Total Gains (Losses)
	Beginning Balance at	Transfers in	Transfers out	Included in Net	Included in Surplus
	January 1, 2019	(Level 3)	(Level 3)	Income (a)	(b)

Bonds
Other	$1	$2	$2	$–	$–
Common stock	1	–	1	–	–

Total	$2	$2	$3	$–	$–

					Ending Balance at
	Purchases	Issuances	Sales	Settlements	December 31, 2019

Bonds
Other	$–	$–	$–	$–	$1
Common stock	2	1	–	–	3

Total	$2	$1	$–	$–	$4

(a)   Recorded as a component of net realized capital gains (losses) on investments in the Statements of Operations

(b)   Recorded as a component of change in net unrealized capital gains (losses) in the Statements of Changes in Capital and Surplus

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2020
Bonds
United States Government and agencies	$512	$220	$–	$732
State, municipal and other government	114	19	–	133
Hybrid securities	92	5	4	93
Industrial and miscellaneous	4,051	586	7	4,630
Mortgage and other asset-backed securities	1,144	85	8	1,221

Total unaffiliated bonds	5,913	915	19	6,809
Unaffiliated preferred stocks	7	–	–	7

	$5,920	$915	$19	$6,816

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$8	$1	$–	$9

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2019
Bonds
United States Government and agencies	$474	$122	$–	$596
State, municipal and other government	97	14	–	111
Hybrid securities	90	4	6	88
Industrial and miscellaneous	3,649	323	23	3,949
Mortgage and other asset-backed securities	1,023	62	1	1,084

Total unaffiliated bonds	5,333	525	30	5,828
Unaffiliated preferred stocks	5	–	–	5

	$5,338	$525	$30	$5,833

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$4	$–	$–	$4

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The carrying amount and estimated fair value of bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2020

December 31:	Carrying Value	Fair Value

Due in one year or less	$258	$263
Due after one year through five years	1,056	1,153
Due after five years through ten years	1,050	1,194
Due after ten years	2,405	2,978

	4,769	5,588
Mortgage and other asset-backed securities	1,144	1,221

Total	$5,913	$6,809

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2020 and 2019 is as follows:

	2020

	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

State, municipal and other government	$–	$–	$3	$–
Hybrid securities	18	4	–	–
Industrial and miscellaneous	48	3	149	4
Mortgage and other asset-backed securities	2	–	178	8

Total bonds	68	7	330	12

Preferred stocks-unaffiliated	–	–	3	–

	$68	$7	$333	$12

	2019

	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$–	$–	$1	$–
State, municipal and other government	1	–	–	–
Hybrid securities	45	6	–	–
Industrial and miscellaneous	154	19	151	4
Mortgage and other asset-backed securities	19	–	90	1

Total bonds	219	25	242	5

Preferred stocks-unaffiliated	–	–	2	–

	$219	$25	$244	$5

During 2020 there were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold. There were $3 loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the year ended December 31, 2019.

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company did not have loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2020, 2019 and 2018.

The Company did not have loan-backed and structured securities as of December 31, 2020, for which an OTTI had been recognized during the current reporting period.

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2020 and 2019 is as follows:

	2020		2019

	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months

Year ended December 31:
The aggregate amount of unrealized losses	$1	$9	$–	$1
The aggregate related fair value of securities with unrealized losses	$3	178	19	91

At December 31, 2020 and 2019, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 18 and 55 securities with a carrying amount of $76 and $244 and an unrealized loss of $7 and $25. Of this portfolio, 67.7% and 61.2% were investment grade with associated unrealized losses of $5 and $9, respectively.

At December 31, 2020 and 2019, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 86 and 64 securities with a carrying amount of $345 and $249 and an unrealized loss of $12 and $6. Of this portfolio, 79.4% and 87.7% were investment grade with associated unrealized losses of $7 and $4, respectively.
At December 31, 2020 and 2019, the Company did not hold any common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2020 the Company held no common stocks that have been in a continuous loss position for less than twelve months. At December 31, 2019 for common stocks that have been in a continuous loss position for less than twelve months, the Company held 1 security with an insignificant carrying amount and unrealized loss.

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book /Adjusted Carrying Value	Fair Value

December 31, 2020
Bond, amortized cost	1	$–	$–
Loan-backed and structured securities, amortized cost	2	4	3

Total	3	$4	$3
December 31, 2019
Bond, amortized cost	2	$4	$4
Loan-backed and structured securities, amortized cost	2	4	4

Total	4	$8	$8

During 2020 and 2019, the Company sold, redeemed or otherwise disposed of 49 and 71 securities as a result of a callable feature which generated investment income of $6 and $4 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2020	2019	2018

Proceeds	$1,102	$1,575	$1,047

Gross realized gains	$18	$10	$2
Gross realized losses	(6)	(6)	(26)

Net realized capital gains (losses)	$12	$4	$(24)

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2020, 2019 and 2018 of $27, $11, and $1 respectively.

At December 31, 2020 and 2019, the Company had no recorded investment in restructured securities. There were no capital gains (losses) taken as a direct result of restructures in 2020, 2019 and 2018.

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2020 and 2019 was as follows:

December 31, 2020
	Farm	Commercial	Total

AAA - AA	$–	$867	$867
A	10	590	600
BBB	–	75	75
BB	–	6	6

	$10	$1,538	$1,548

December 31, 2019
	Farm	Commercial	Total

AAA - AA	$–	$848	$848
A	10	642	652
BBB	–	43	43
BB	–	4	4

	$10	$1,537	$1,547

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2020 the Company issued mortgage loans with a maximum interest rate of 5.93% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2020 at the time of origination or acquisitions was 65%. During 2019 the Company issued mortgage loans with a maximum interest rate of 5.35%, and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2019 at the time of origination was 70%.

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

During 2020 and 2019, the Company did not reduce the interest rate on any outstanding mortgage loan. During 2020 and 2019, the Company issued no farm mortgage loans.

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2020 and 2019.

		Commercial

	Farm	All Other	Total

December 31, 2020
Recorded Investment (All) Current	$10	$1,538	$1,548
Participant or Co-lender in Mortgage Loan Agreement Recorded Investment	$10	$597	$607
		Commercial

	Farm	All Other	Total

December 31, 2019
Recorded Investment (All) Current	$10	$1,537	$1,547
Participant or Co-lender in Mortgage Loan Agreement Recorded Investment	$10	$617	$627

There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2020 and 2019, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis.

No mortgage loan foreclosures occurred during 2020, 2019 and 2018. At December 31, 2020 and 2019, the Company held a mortgage loan loss reserve in the AVR of $16 and $17, respectively.

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2020	2019		2020	2019

Pacific	26%	25%	Apartment	50%	49%
South Atlantic	24	26	Industrial	18	15
Middle Atlantic	14	14	Retail	15	18
E. North Central	12	8	Office	10	11
Mountain	8	9	Other	4	3
W. North Central	6	6	Medical	2	3
W. South Central	5	7	Agricultural	1	1
E. South Central	4	4
New England	1	1

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information.

During 2020 and 2019, no properties were disposed of and there were no impairment losses recorded.

An impairment loss of $2 was taken on a property during the third quarter of 2018 to write the book value down to the current fair value. This impairment loss was included in net realized capital gains (losses) within the Statements of Operations. The Company subsequently disposed of the property during the fourth quarter of 2018, resulting in a realized loss of $1.

Other Invested Assets

During 2020, 2019 and 2018, the Company recognized no impairment write downs for its investments in joint ventures and limited partnerships.

Tax Credits

At December 31, 2020, the Company had ownership interest in nine LIHTC investments with a carrying value of $161. The remaining years of unexpired tax credits ranged from four to twelve and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from one to fourteen years. The amount of contingent equity commitments expected to be paid during the years 2021 to 2022 is $3. Tax credits recognized in 2020 were $22, and other tax benefits recognized in 2020 were $4. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

At December 31, 2019, the Company had ownership interest in nine LIHTC investments with a carrying value of $85. The remaining years of unexpired tax credits ranged from five to ten and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from one to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2020 to 2022 is $104. Tax credits recognized in 2019 were $25, and other tax benefits recognized in 2019 were $5. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2020 and 2019 was as follows:

	2020	2019

Fair value - positive	$236	$122
Fair value - negative	(227)	(96)

For the years ended December 31, 2020, 2019 and 2018, the Company recorded unrealized gains (losses) of $30, $23 and $49, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss).

The Company did not recognize any unrealized gains or losses during 2020, 2019 or 2018 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Summary of realized gains (losses) by derivative type for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018

Swaps:
Interest rate	$(2)	$–	$(26)
Credit	(6)	–	(1)
Total return	(49)	(42)	(7)

Total swaps	$(57)	$(42)	$(34)

Futures - net positions	124	66	(4)

Total realized gains (losses)	$67	$24	$(38)

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020 and 2019:

	Asset(1)		Liability(1)
	2020	2019	2020	2019

Derivative component of RSATs Credit default swaps	$ 4	$ 7	$ (1)	$ (2)

(1) Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020 and 2019:

	Asset(1)		Liability(1)
	2020	2019	2020	2019

Derivative component of RSATs Credit default swaps	$6	$7	$ (1)	$ (3)

Total	$6	$7	$ (1)	$ (3)

(1) Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020, 2019 and 2018:

	2020		2019	2018

Derivative component of RSATs Credit default swaps		$(6)	$–	$(1)

Total		$(6)	$–	$(1)

As stated in Note 2, the Company replicates investment grade corporate bonds and sovereign debt by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2020 and 2019:

		2020
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1

Single name credit default swaps (3)		$1	$75	1.8
Credit default swaps referencing indices		-	20	40.7

Subtotal		1	95	10.0

BBB	2

Single name credit default swaps (3)		4	205	2.4
Credit default swaps referencing indices		2	166	2.9

Subtotal		6	371	2.6

B	4
Single name credit default swaps (3)		-	5	3.0

Subtotal		-	5	3.0

Total		$7	$471	4.1

(1)

The rating agency designations are based on availablity and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign governement and state entities.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

		2019
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1

Single name credit default swaps (3)		$1	$115	1.5
Credit default swaps referencing indices		-	20	41.7

Subtotal		1	135	7.5

BBB	2
Single name credit default swaps (3)		6	243	2.1
Credit default swaps referencing indices		3	125	3.3

Subtotal		9	368	2.5

BB	3
Single name credit default swaps (3)		-	7	0.7

Subtotal		-	7	0.7

Total		$10	$510	3.8

(1)

The rating agency designations are based on availablity and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign governement and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2020, the maximum amounts of potential future recoveries available to offset the $471 from the table above was $0. At December 31, 2019, the maximum amounts of potential future recoveries available to offset the $510 from the table above was $0.

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

At December 31, 2020 and 2019, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value
	2020	2019	2020	2019

Derivative assets:
Credit default swaps	$351	$262	$6	$8
Currency swaps	20	20	2	3
Equity futures	–	–	1	–
Equity swaps	8	3	1	–
Interest rate futures	–	–	2	–
Interest rate swaps	2,105	2,100	223	108
Derivative liabilities:
Credit default swaps	120	249	(1)	(3)
Currency swaps	81	68	4	1
Equity swaps	376	330	15	15
Interest rate futures	–	–	–	4
Interest rate swaps	1,854	1,402	207	76

*Futures are presented in contract format. Swaps and options are presented in notional format.

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2020 and 2019, respectively:

	Gross Restricted (Admitted & Nonadmitted)
	2020

Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Collateral held under security lending agreements	$398	$–	$–	$–	$398
Subject to dollar repurchase agreements	146	–	–	–	146
FHLB capital stock	3	–	–	–	3
On deposit with states	3	–	–	–	3
Pledged as collateral not captured in other categories	61	–	–	–	61

Total Restricted Assets	$611	$–	$–	$–	$611

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Restricted Asset Category	Total From Prior Year (2019)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$311	$87	$–	$398	1.19%	1.19%
Subject to dollar repurchase agreements	66	80	–	146	0.44%	0.44%
FHLB capital stock	3	–	–	3	0.01%	0.01%
On deposit with states	3	–	–	3	0.01%	0.01%
Pledged as collateral not captured in other categories	59	2	–	61	0.18%	0.18%

Total Restricted Assets	$442	$169	$–	$611	1.82%	1.82%

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following table shows the pledged or restricted assets in other categories as of December 31, 2020 and 2019, respectively:

	Gross (Admitted & Nonadmitted) Restricted
	2020

Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total

Derivatives	$61	$–	$–	$–	$61

Total	$61	$–	$–	$–	$61

	Gross (Admitted & Nonadmitted) Restricted			Percentage

				Gross
				(Admitted &	Admitted
	Total From		Total Current	Nonadmitted)	Restricted to
	Prior Year	Increase/	Year Admitted	Restricted to	Total Admitted
Description of Assets	(2019)	(Decrease)	Restricted	Total Assets	Assets

Derivatives	$59	$2	$61	0.18%	0.18%

Total	$59	$2	$61	0.18%	0.18%

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2020 and 2019:

December 31, 2020

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$177	$177	1.88%	1.89%
Securities lending collateral assets	398	398	4.23	4.25
Other	12	12	0.13	0.13

Total collateral assets	$587	$587	6.24%	6.27%

	Amount	% of Liability to Total Liabilities

Recognized Obligation to return collateral asset	$587	7.09%

December, 31 2019

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$126	$126	1.48%	1.49%
Securities lending collateral assets	311	311	3.69	3.71
Other	1	1	0.01	0.01

Total collateral assets	$438	$438	5.18%	5.21%

	Amount	% of Liability to Total Liabilities

Recognized Obligation to return collateral asset	$438	5.95%

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2020	2019	2018

Income:
Bonds	$252	$259	$270
Mortgage loans on real estate	67	67	58
Policy loans	8	8	8
Cash, cash equivalents and short-term investments	2	7	5
Derivatives	15	23	23
Other invested assets	(15)	(5)	(5)

Gross investment income	329	359	359
Less: investment expenses	21	20	19

Net investment income before amortization of IMR	308	339	340
Amortization of IMR	3	5	7

Net investment income	$311	$344	$347

Realized Capital Gains (Losses) Net realized capital gains (losses) on investments, including OTTI, are summarized below:
	Year Ended December 31
	2020	2019	2018

Bonds	$(15)	$(7)	$(21)
Common stocks	(1)	–	–
Real estate	–	–	(4)
Derivatives	67	24	(38)
Other invested assets	12	5	9

Change in realized capital gains (losses), before taxes	63	22	(54)
Federal income tax effect	1	(2)	7
Transfer from (to) interest maintenance reserve	(8)	(3)	17

Net realized capital gains (losses) on investments	$56	$17	$(30)

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Year Ended December 31
	2020	2019	2018

Bonds	$6	$6	$(4)
Common stocks	1	–	–
Affiliated entities	–	–	1
Derivatives	(1)	(30)	21
Other invested assets	(14)	6	(6)

Change in unrealized capital gains (losses), before taxes	(8)	(18)	12
Taxes on unrealized capital gains (losses)	1	(1)	1

Change in unrealized capital gains (losses), net of tax	$(7)	$(19)	$13

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31, 2020 and 2019 were as follows:

	2020		2019
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary renewal business	$5	$4	$5	$4

	$5	$4	5	4

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2020 and 2019 were as follows:

	Year Ended December 31
	2020	2019

Life insurance reserves	$1,402	$1,308
Annuity reserves and supplementary contracts with life contingencies	5,336	4,924
Accident and health reserves (including long term care)	302	261

Total policy reserves	$7,040	$6,493

Deposit-type contracts	31	30
Policy claims	43	29

Total policy reserves, deposit-type contracts and claim liabilities	$7,114	$6,552

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

As of December 31, 2020 and 2019, the Company had insurance in force aggregating $6,638 and $7,462, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the NYDFS. The Company established policy reserves of $984 and $1,050 to cover these deficiencies as of December 31, 2020 and 2019, respectively.

The Company does not issue participating life insurance policies.

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 1.25 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and/or minimum guaranteed death benefits, the Company complies with Reg 213. Reg 213 specifies statutory reserve requirements for variable annuity contracts (VACARVM) with benefit guarantees and without benefit guarantees and related products. Examples of covered guaranteed benefits include return of premium death benefits, guaranteed minimum accumulation benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The Reg 213 reserve calculations include standard scenario calculations from the prior Actuarial Guideline 43 (AG 43) as well as reserve requirements based on the NAIC Valuation Manual Section 21 (VM-21) Principles Based Reserving for Variable Annuities. The reserve for contracts falling within the scope of Reg 213 is split into pre and post January 1, 2020 contract issues and is calculated at a contract level with no aggregation. For pre 2020 business, the reserve is the greater of the VM-21 reserve or the modified AG 43 standard scenario reserve. For post 2020 business, the reserve is the greater of the VM-21 reserve and the New York Objective Floor; the New York Objective Floor is the maximum of two distinct modified AG 43 standard scenario reserves, the cash surrender value and the option value floor.

The VM-21 reserve is equal to the Conditional Tail Expectation (CTE) amount plus an additional standard projection amount if the Company’s non-economic assumptions differ enough from industry assumptions. To determine the CTE amount, the Company uses 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and the Society of Actuaries and prudent estimate assumptions based on Company experience. The Standard Projection Amount is determined using the same CTE calculations but replaces the Company’s own assumptions with prescribed assumptions and methods specified in VM-21.

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2020 and 2019, the Company had no premium deficiency reserve related to accident and health policies.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2020
2020	$-	60	34	26
2019 and prior	20	2	17	5

	20	62	51	31

Active life reserve	$255			$290

Total accident and health reserves	$275			$321

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2019
2019	$-	$49	$33	$16
2018 and prior	32	(8)	20	4

	32	$41	$53	20

Active life reserve	$197			$255

Total accident and health reserves	$229			$275

The Company’s unpaid claims reserve was $2 and ($8) for the years ended December 31, 2020 and 2019, respectively, for health claims that were incurred prior to those Balance Sheet dates. The change in 2020 and 2019 resulted primarily from variances in the estimated frequency of claims and claim severity.

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year

Year ended December 31, 2020
2019	$–	$1	$1	$–
2018 and prior	–	–	–	–

	$–	$1	$1	$–

Year ended December 31, 2019
2018	$–	$1	$1	$–
2017 and prior	1	(1)	–	–

	$1	$–	$1	$–

The Company decreased the claim adjustment expense provision by an immaterial amount for insured events of prior years during 2020.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2020

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$–	$22	$–	$22	0%
At book value less surrender charge of 5% or more	27	–	–	27	1
At fair value	–	–	5,130	5,130	85

Total with adjustment or at fair value	27	22	5,130	5,179	86
At book value without adjustment (minimal or no charge or adjustment)	734	–	–	734	12
Not subject to discretionary withdrawal	–	–	–	–
provision	130	–	8	138	2

Total individual annuity reserves	891	22	5,138	6,051	100%

Less reinsurance ceded	–	–	–	–

Net individual annuity reserves	$891	$22	$5,138	$6,051

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

	December 31
	2020

Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$844	$28	$–	$872	4%
At book value less surrender charge of 5% or more	669	–	–	669	3
At fair value	–	406	16,895	17,301	75

Total with adjustment or at fair value	1,513	434	16,895	18,842	82
At book value without adjustment (minimal or no charge or adjustment)	2,390	65	–	2,455	11
Not subject to discretionary withdrawal	–	–	–	–
provision	505	–	1,165	1,670	7

Total group annuity reserves	4,408	499	18,060	22,967	100%

Less reinsurance ceded	–	–	–	–

Net group annuity reserves	$4,408	$499	$18,060	$22,967

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	December 31
	2020

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$–	$–	$–	$–	0%
At book value less surrender charge of 5% or more	–	–	–	–	0
At fair value	–	–	–	–	0

Total with adjustment or at fair value	–	–	–	–	0
At book value without adjustment (minimal or no charge or adjustment)	–	–	–	–	0
Not subject to discretionary withdrawal	–	–	–	–
provision	28	–	–	28	100

Total deposit-type contracts	28	–	–	28	100%

Less reinsurance ceded	–	–	–	–

Net deposit-type contracts	$28	$–	$–	$28

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$5,248
Exhibit 5, Supp contracts with life contingencies section, total (net)	47
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	31

Subtotal	5,326
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	23,711
Exhibit 3, Supp contracts with life contingencies section, total	9

Subtotal	23,720

Combined total	$29,046

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	December 31
	2019

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$–	$23	$–	$23	1%
At book value less surrender charge of 5% or more	21	–	–	21	1
At fair value	15	–	4,807	4,822	82

Total with adjustment or at fair value	36	23	4,807	4,866	84
At book value without adjustment (minimal or no charge or adjustment)	797	–	–	797	14
Not subject to discretionary withdrawal provision	128	–	6	134	2

Total individual annuity reserves	961	23	4,813	5,797	100%

Less reinsurance ceded	–	–	–	–
Net individual annuity reserves	$961	$23	$4,813	$5,797

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

	December 31
	2019
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$695	$27	$–	$722	3%
At book value less surrender charge of 5% or more	677	–	–	677	3
At fair value	–	346	15,569	15,915	72

Total with adjustment or at fair value	1,372	373	15,569	17,314	78
At book value without adjustment (minimal or no charge or adjustment)	2,053	67	–	2,120	10
Not subject to discretionary withdrawal provision	528	1,098	1,116	2,742	12

Total group annuity reserves	3,953	1,538	16,685	22,176	100%

Less reinsurance ceded	–	–	–	–

Net group annuity reserves	$3,953	$1,538	$16,685	$22,176

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	December 31
	2019

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$–	$–	$–	$–	0%
At book value less surrender charge of 5% or more	–	–	–	–	0
At fair value	–	–	–	–	0

Total with adjustment or at fair value	–	–	–	–	0
At book value without adjustment (minimal or no charge or adjustment)	–	–	–	–	0
Not subject to discretionary withdrawal provision	26	–	–	26	100

Total deposit-type contracts	26	–	–	26	100%

Less reinsurance ceded	–	–	–	–

Net deposit-type contracts	$26	$–	$–	$26

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

Reconcililation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$4,866
Exhibit 5, Supp contracts with life contingencies section, total (net)	45
current year after reinsurance	30

Subtotal	4,941
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	23,052
Exhibit 3, Supp contracts with life contingencies section, total	6

Subtotal	23,058

Combined total	$27,999

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The amount of reserves on life products by withdrawal characteristics is summarized as follows:

	December 31
	2020
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$1	$1	$2
Universal Life	615	516	642
Universal Life with Secondary Guarantees	40	44	116
Indexed Universal Life with Secondary Guarantees	333	249	317
Other Permanent Cash Value Life Insurance	65	65	82
Variable Universal Life	22	22	60
Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	–	–	267
Accidental Death Benefits	–	–	1
Disability- Active Lives	–	–	1
Disability- Disabled Lives	–	–	3
Miscellaneous Reserves	–	–	112

Total (gross)	1,076	897	1,603
Reinsurance Ceded	165	165	201

Total (net)	$911	$732	$1,402

	Separate Account - Guaranteed
	Account Value	Cash Value	Reserve

Total (net)	$–	$–	$–

	Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Universal Life	$150	$149	$304
Not Subject to discretionary withdrawal or no cash values:	$–	$–	$–

Total (gross)	150	149	304
Reinsurance Ceded	–	–	–

Total (net)	$150	$149	$304

Reconciliation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,285
Exhibit 5, Accidental death benefits section total (net)	1
Exhibit 5, Disability - active lives section, total (net)	1
Exhibit 5, Disability - disabled lives section, total (net)	3
Exhibit 5, Miscellaneous reserves section, total (net)	112

Subtotal	1,402
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	304

Subtotal	304

Combined total	$1,706

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	December 31
	2019
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$–	$1	$2
Universal Life	603	560	627
Universal Life with Secondary Guarantees	43	44	115
Indexed Universal Life with Secondary Guarantees	285	205	265
Other Permanent Cash Value Life Insurance	25	65	82
Variable Universal Life	20	19	63
Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	–	–	256
Accidental Death Benefits	–	–	1
Disability- Active Lives	–	–	1
Disability- Disabled Lives	–	–	3
Miscellaneous Reserves	–	–	93

Total (gross)	976	894	1,508
Reinsurance Ceded	164	164	200

Total (net)	$812	$730	$1,308

	Separate Account - Guaranteed
	Account Value	Cash Value	Reserve

Total (net)	$–	$–	$–

	Separate Account -Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Universal Life	$126	$124	$270
Not Subject to discretionary withdrawal or no cash values:	$–	$–	$–

Total (gross)	126	124	270
Reinsurance Ceded	–	–	–

Total (net)	$126	$124	$270

Reconciliation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,210
Exhibit 5, Accidental death benefits section total (net)	1
Exhibit 5, Disability - active lives section, total (net)	1
Exhibit 5, Disability - disabled lives section, total (net)	3
Exhibit 5, Miscellaneous reserves section, total (net)	93

Subtotal	1,308
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	270

Subtotal	270

Combined total	$1,578

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Separate Accounts

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2020	$498	$3,599	$4,097

Reserves for separate acccounts as of December 31, 2020 with assets at:
Fair Value	$–	$23,504	$23,504
Amortized Cost	521	–	521

Total as of December 31, 2020	$521	$23,504	$24,025

Reserves for separate accounts by withdrawal characteristics as of December 31, 2020:
With MV adjustment	$50	$–	$50
At book value without fair value adjustment and with current surrender charge of 5% or more
At fair value	406	22,331	22,737
At book value without fair value adjustment and with current surrender charge of less than 5%	65	–	65

Subtotal	521	22,331	22,852
Not subject to discretionary withdrawal	–	1,173	1,173

Total separate account reserves at December 31, 2020	$521	23,504	$24,025

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2019	$420	$3,965	$4,385

Reserves for separate acccounts as of December 31, 2019 with assets at:
Fair Value	$–	$21,768	$21,768
Amortized Cost	1,561	–	1,561

Total as of December 31, 2019	$1,561	$21,768	$23,329

Reserves for separate accounts by withdrawal characteristics as of December 31, 2019:
With MV adjustment	$50	$–	$50
At book value without fair value adjustment and with current surrender charge of 5% or more
At fair value	346	20,646	20,992
At book value without fair value adjustment and with current surrender charge of less than 5%	67	–	67

Subtotal	463	20,646	21,109
Not subject to discretionary withdrawal	1,098	1,122	2,220

Total separate account reserves at December 31, 2019	$1,561	21,768	$23,329

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2018	$812	$3,513	$4,325

Reserves for separate acccounts as of December 31, 2018 with assets at:
Fair value	$–	$18,313	$18,313
Amortized cost	2,568	–	2,568

Total as of December 31, 2018	$2,568	$18,313	$20,881

Reserves for separate accounts by withdrawal characteristics as of December 31, 2018:
With MV adjustment	$76	$–	$76
At book value without fair value adjustment and with current surrender charge of 5% or more	32	–	32
At fair value	381	17,194	17,575
At book value without fair value adjustment and with current surrender charge of less than 5%	44	–	44

Subtotal	533	17,194	17,727
Not subject to discretionary withdrawal	2,035	1,119	3,154

Total separate account reserves at December 31, 2018	$2,568	$18,313	$20,881

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2020	2019	2018

Transfer as reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$4,122	$4,585	$4,533
Transfers from separate accounts	(6,446)	(5,790)	(7,439)

Net transfers to separate accounts	(2,324)	(1,205)	(2,906)
Miscellaneous reconciling adjustments	1	4	14

Net transfers as reported in the Summary of Operations of the life, accident and health annual statement	$(2,323)	$(1,201)	$(2,892)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. The separate account assets legally insulated from general account claims at December 31, 2020 and 2019 are attributed to the following products:

	2020	2019

Variable life	$157	$147
Variable universal life	150	126
Variable annuities	5,507	5,168
Group annuities	15,454	13,337
Registered market value separate accounts	808	755
Non-registered market value separate accounts	75	901
Par annuities	1,450	1,443
Registered market value annuity product - SPL	3	3
Book value separate accounts	527	1,620

Total separate account assets	$24,131	$23,500

At December 31, 2020 and 2019, the Company held separate account assets not legally insulated from the general account in the amount of $22 and $24, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $52, $51, $51, $48, and $47 to the general account in 2020, 2019, 2018, 2017, and 2016, respectively. During the years ended December 31, 2020, 2019, 2018, 2017, and 2016 the general account of the Company had paid $1, $1, $1, $1, and $2 respectively, toward separate account guarantees.

At December 31, 2020 and 2019, the Company reported guaranteed separate account assets at amortized cost in the amount of $527 and $1,620, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $542 and $1,634 at December 31, 2020 and 2019, respectively, which would have resulted in an unrealized gain/(loss) of $15 and $14, respectively, had these assets been reported at fair value.

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums and annuity considerations include the following reinsurance amounts:

	Year Ended December 31
	2020	2019	2018

Direct premiums	$5,257	$5,333	$5,219
Reinsurance assumed - non affiliates	307	362	445
Reinsurance assumed - affiliates	–	–	–
Reinsurance ceded - non affiliates	(203)	(243)	(300)
Reinsurance ceded - affiliates	(126)	(146)	(162)

Net premiums earned	$5,235	$5,306	$5,202

The Company received reinsurance recoveries in the amounts of $341, $418 and $390 during 2020, 2019 and 2018, respectively. At December 31, 2020 and 2019, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $134 and $185, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2020 and 2019 of $2,995 and $3,089, respectively, of which $1,688 and $1,768 were ceded to affiliates.

Effective June 29, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the “Final Net Settlement Statements and Other Matters” (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and Bank Owned Life Insurance/ Corporate Owned Life Insurance business (BOLI/COLI) to Wilton Re. As a result of the mutual concessions between the parties, the Company paid Wilton Re $1. The net pretax impact to capital and surplus of these adjustments was $1.

During 2019 and 2018, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $347 ($225 after tax) and $31 ($20 after tax), respectively. Deferred gains have been fully amortized as of December 31, 2019.

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

9. Income Taxes

The net deferred income tax asset at December 31, 2020 and 2019 and the change from the prior year are comprised of the following components:

		December 31, 2020
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$119	$12	$131
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	119	12	131
Deferred Tax Assets Nonadmitted	36	–	36

Subtotal (Net Deferred Tax Assets)	83	12	95
Deferred Tax Liabilities	44	17	61

Net Admitted Deferred Tax Assets (Liabilities)	$39	$(5)	$34

		December 31, 2019
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$97	$10	$107
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	97	10	107
Deferred Tax Assets Nonadmitted	46	–	46

Subtotal (Net Deferred Tax Assets)	51	10	61
Deferred Tax Liabilities	20	13	33

Net Admitted Deferred Tax Assets (Liabilities)	$31	$(3)	$28

	Ordinary	Change Capital	Total

Gross Deferred Tax Assets	$22	$2	$24
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	22	2	24
Deferred Tax Assets Nonadmitted	(10)	–	(10)

Subtotal (Net Deferred Tax Assets)	32	2	34
Deferred Tax Liabilities	24	4	28

Net Admitted Deferred Tax Assets (Liabilities)	$8	$(2)	$6

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2020	2019	Change

Deferred Tax Assets:
Ordinary
Policyholder reserves	$90	$70	$20
Investments	1	1	–
Deferred acquisition costs	24	21	3
Compensation and benefits accrual	1	1	–
Receivables - nonadmitted	1	1	–
Other (including items <5% of total ordinary tax assets)	2	3	(1)

Subtotal	119	97	22

Statutory valuation allowance adjustment	–	–	–
Nonadmitted	36	46	(10)

Admitted ordinary deferred tax assets	83	51	32

Capital:
Investments	12	10	2

Admitted deferred tax assets	$95	$61	$34

Deferred Tax Liabilities:
Ordinary
Investments	$–	$1	$(1)
Policyholder reserves	40	16	24
Capitalized Ceding Commissions	3	3	–
Other	1	–	1

Subtotal	44	20	24

Capital
Investments	17	13	4

Deferred tax liabilities	61	33	28

Net admitted deferred tax assets (liabilities)	$34	$28	$6

As a result of the 2017 Tax Cuts and Jobs Act TCJA, the Company’s tax reserve deductible temporary difference increased by $18. This change results in an offsetting ($18) taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

As discussed in Note 2, for the years ended December 31, 2020 and 2019 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

	December 31, 2020
	Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–	$3	$3
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	29	2	31
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	29	2	31
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	157
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	54	7	61

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$83	$12	$95

	December 31, 2019
	Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–	$5	$5
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	23	–	23
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	23	–	23
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	148
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	28	5	33

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$51	$10	$61

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	Ordinary	Change Capital		Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–		$(2)	$(2)
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	6	2		8
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	6	2		8
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX		9
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	26	2		28

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$32	$2		$34

	December 31
	2020	2019	Change

Ratio Percentage Used To Determine Recovery

Period and Threshold Limitation Amount	1097%	1093%	4%

Amount of Adjusted Capital and Surplus Used To
Determine Recovery Period and Threshold
Limitation in 2(b)2 Above	$1,044	$996	$48

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The impact of tax planning strategies at December 31, 2020 and 2019 was as follows:

	December 31, 2020
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	1%	0%	1%

	December 31, 2019
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	33%	0%	28%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2020	2019	Change

Current Income Tax

Federal	$20	$21	$(1)

Subtotal	20	21	(1)
Federal income tax on net capital gains	(1)	2	(3)

Federal and foreign income taxes incurred	$19	$23	$(4)

	Year Ended December 31
	2019	2018	Change

Current Income Tax

Federal	$21	$11	$10

Subtotal	21	11	10
Federal income tax on net capital gains	2	(7)	9

Federal and foreign income taxes incurred	$23	$4	$19

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2020	2019	2018

Current income taxes incurred	$19	$23	$4
Change in deferred income taxes (without tax on unrealized gains and losses)	4	(19)	3

Total income tax reported	$23	$4	$7

Income before taxes	$105	$384	$189
Federal statutory tax rate	21.00%	21.00%	21.00%

Expected income tax expense (benefit) at statutory rate	$22	$81	$40

Increase (decrease) in actual tax reported resulting from:

Pre-tax income of disregarded subsidiaries	$(2)	$(1)	$–
Dividends received deduction	(4)	(3)	(5)
Nondeductible expenses	1	1	–
Pre-tax items reported net of tax	(1)	(49)	(9)
Tax credits	(23)	(28)	(18)
Prior period tax return adjustment	–	8	(6)
Deferred tax change on other items in surplus	30	(5)	5

Total income tax reported	$23	$4	$7

The Company’s federal income tax return is consolidated with other includible affiliated companies. Please see the listing of companies in Appendix A.

The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2020.

Incurred income taxes available for recoupment in the event of future losses:

Total

2018	$–
2019	3
2020	–

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate:

Unrecognized Tax Benefits
Balance at January 1, 2019	$2
Tax positions taken during prior period	–
Tax positions taken during current period	–
Settlements with taxing authorities	–
Lapse of applicable statute of limitations	–

Balance at December 31, 2019	$2
Tax positions taken during prior period	–
Tax positions taken during current period	–
Settlements with taxing authorities	–
Lapse of applicable statute of limitations	–

Balance at December 31, 2020	$2

The Company has no federal income tax returns currently under examination. The Internal Revenue Service completed its examination for years 2009 through 2013 resulting in tax return adjustments for which an appeals conference was requested. Federal income tax returns filed in 2017 through 2019 remain open, subject to potential future examination. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest expense/(benefit) related to income taxes:

	Interest	Penalties	Total payable (receivable)

Balance at January 1, 2018	1	-	1
Interest expense (benefit)	(1)	-	(1)

Balance at December 31, 2018	-	-	-
Interest expense (benefit)	(1)	-	(1)

Balance at December 31, 2019	(1)	-	(1)
Interest expense (benefit)	(1)	-	(1)

Balance at December 31, 2020	(2)	-	(2)

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

10. Capital and Surplus

The Company has 24,000 common shares authorized, 15,067 shares issued and outstanding. Par value is $125.

On June 30, 2020, the Company paid $96 to Transamerica Life Insurance Company (TLIC) as consideration for the Company’s repurchase of its remaining 1,254 common stock shares held by TLIC.

On December 31, 2018, the Company had 17,142 common shares issued and outstanding. On December 20, 2019 the Company repurchased 821 shares of ordinary common stock at par plus additional contributed capital for a total of $100 paid to its shareholder, TLIC. These shares were subsequently cancelled.

Prior to the redemption in 2018, the Company had 45,981 shares of 6% non-voting, cumulative preferred stock outstanding with a par value of $10. On December 13, 2018, the Company redeemed all 45,981 shares of preferred stock at par plus additional contributed capital for a total of $56, paid to its shareholders; TA Corp received $50 and TLIC received $7.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31 (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year, not to exceed earned surplus as of the preceding December 31. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2021, without prior approval of insurance regulatory authorities, is $107,571.

On December 21, 2020, the Company paid an ordinary common stock dividend of $75 to Transamerica Corp. On June 21, 2019, the Company paid its shareholders TLIC and TA Corp, ordinary common stock dividends of $9 and $66, respectively.

On December 13, 2018 the Company paid TLIC and TA Corp, preferred stock dividends of $0 and $3, respectively. On June 29, 2018 the Company paid ordinary common stock dividends of $12 to TLIC and $88 to TA Corp.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2020, the Company meets the minimum RBC requirements.

The Company held special surplus funds in the amount of $13 and $13, as of December 31, 2020 and 2019, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

11. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2020 and 2019, respectively, securities with a fair value of $382 and $299 were on loan under securities lending agreements. At December 31, 2020 and 2019, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $398 and $311 at December 31, 2020 and 2019, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

		Fair Value
		2020		2019
Open	$	398	$	311

Total		398		311

Securities received		–		–

Total collateral received	$	398	$	311

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The maturity dates of the reinvested securities lending collateral are as follows:

	2020		2019
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$80	$80	$33	$33
30 days or less	115	115	97	97
31 to 60 days	62	62	84	84
61 to 90 days	24	24	37	37
91 to 120 days	76	76	16	16
121 to 180 days	26	26	22	22
2 to 3 years	15	15	5	5
Greater than 3 years	–	–	17	17

Total	398	398	311	311

Securities received	–	–	–	–

Total collateral reinvested	$398	$398	$311	$311

Collateral for securities lending transactions that extend beyond one year from the report date are as follows:

Description of collateral	2020		2019
ABS AUTOS	$	15	$	22

Total collateral extending beyond one year of the reporting date	$	15	$	22

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $398 (fair value of $398) that are currently tradable securities that could be sold and used to pay for the $398 in collateral calls that could come due under a worst-case scenario.

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense allocated to the Company for the years ended December 31, 2020, 2019 and 2018 was insignificant.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $2, $2 and $1 for the years ended December 31, 2020, 2019 and 2018, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses for the years ended December 31, 2020, 2019 and 2018 was insignificant.

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2020, 2019 and 2018 was insignificant.

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

Effective August 1, 2020, the Company, and an affiliate, TLIC, amended and finalized a Shared Services and Cost Sharing Agreement for both parties to provide accounting, administrative, and other advisory services in accordance with the agreement. The agreement, filed and approved by the NYDFS, replaces prior agreements between the entities. The amount received by the Company as a result of being a party to this agreement was $47, $41, and $45 during 2020, 2019 and 2018 , respectively. The amount paid as a result of being a party to this agreement was $50, $52, and $82 during 2020, 2019 and 2018, respectively. Fees charged between affiliates approximate their cost.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors (AURA), LLC whereby AURA serves as the administrator and advisor for the Company’s mortgage loan operations. The company paid $6, $5, and $4 for these services during 2020, 2019 and 2018, respectively.

The Company is party to an Investment Management Agreement with AEGON USA Investment Management (AUIM), LLC whereby AUIM acts as a discretionary investment manager for the Company. The company paid $10, $10, and $11 for these services during 2020, 2019 and 2018, respectively.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Transamerica Series Trust. The Company received $9, $9 and $10 for these services during 2020, 2019 and 2018, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $3, $4 and $4 for the years ended December 31, 2020, 2019 and 2018, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2020, 2019 and 2018, the Company paid (received) an insignificant amount of net interest to (from) affiliates.

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

At December 31, 2020 and 2019, the Company reported a net amount of $37 and $3 receivable from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

In accordance with SSAP No. 25, Affiliates and Other Related Parties, the Company reports short-term intercompany notes receivable as short-term investments. At December 31, 2020 and 2019, the Company had no short-term intercompany notes receivable.

The Company utilizes the look-through approach in valuing its investment in the following entities.

Real Estate Alternatives Portfolio 2, LLC	$2
Real Estate Alternatives Portfolio 3A, Inc	1
Real Estate Alternatives Portfolio 4 HR, LLC	6
Aegon Workforce Housing Fund 2, L.P.	55
Aegon Workforce Housing Fund 3, L.P.	2
Natural Resources Alternatives Portfolio I, LLC	12
Natural Resources Alternatives Portfolio II, LLC	1
Natural Resources Alternatives Portfolio 3, LLC	25
Zero Beta Fund, LLC	14

$118

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following tables show the disclosures for all SCA investments, except 8bi entities, Balance Sheet value (admitted and nonadmitted) and the NAIC Responses for the SCA filings (except 8bi entities) as of December 31, 2020 and 2019:

December 31, 2020

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9%	$1	$1	$–

Total SSAP No. 97 8b(iii) Entities	XXX	$1	$1	$–

SSAP No. 97 8b(iv) Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$–	$–	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1	$1	$–

Aggregate Total	XXX	$1	$1	$–

December 31, 2019

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9%	$2	$2	$–

Total SSAP No. 97 8b(iii) Entities	XXX	$2	$2	$–

SSAP No. 97 8b(iv) Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$–	$–	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$2	$2	$–

Aggregate Total	XXX	$2	$2	$–

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2020

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$–	—	—	—

Total SSAP No. 97 8a Entities	—	—	$–	—	—	—

SSAP No. 97 8b(ii) Entities
None			$–	—	—	—

Total SSAP No. 97 8b(ii) Entities	—	—	$–	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/18/2020	$2	Y	N	I

Total SSAP No. 97 8b(iii) Entities	—	—	$2	—	—	—

SSAP No. 97 8b(iv) Entities
None			$–	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$–	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$2	—	—	—

Aggregate Total	—	—	$2	—	—	—

        * S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

        ** I – Immaterial or M – Material

        (1) NAIC Valuation Amount is as of the Filing Date to the NAIC

December 31, 2019

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$–	—	—	—

Total SSAP No. 97 8a Entities	—	—	$–	—	—	—

SSAP No. 97 8b(ii) Entities
None			$–	—	—	—

Total SSAP No. 97 8b(ii) Entities	—	—	$–	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	10/31/2019	$4	Y	N	I

Total SSAP No. 97 8b(iii) Entities	—	—	$4	—	—	—

SSAP No. 97 8b(iv) Entities
None			$–	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$–	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$4	—	—	—

Aggregate Total	—	—	$4	—	—	—

        * S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

        ** I – Immaterial or M – Material

        (1) NAIC Valuation Amount is as of the Filing Date to the NAIC

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

14. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN#	Exclusive Contract	Type of Business Written	Type of Authority Granted	Total Direct Premiums
					Written/Produced By
					2020	2019	2018

The Vanguard Group, Inc. 100 Vanguard Blvd Malvern, PA 19355	23-1945930	No	Deferred and Income Annuities	C, B, P, U	$22	$52	$60

Total					$22	$52	$60

C -            Claims Payment

B -            Binding Authority

P -            Premium Collection

U -            Underwriting

The premiums written in 2020, which represents less than 5% of surplus, declined due to the underlying business being closed to new sales in December 2019.

15. Commitments and Contingencies

At December 31, 2020 and 2019, the Company has mortgage loan commitments of $10 and $69, respectively.

The Company has contingent commitments of $37 and $143, at December 31, 2020 and 2019, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $3 and $104, respectively.

Private placement commitments outstanding as of December 31, 2020 and 2019 were $2 and $15, respectively.

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2020 and 2019, respectively, was $19 and $9.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s Balance Sheet. The amount of cash collateral received as of December 31, 2020 and 2019, respectively, was $43 and $60.

At December 31, 2020 and 2019, securities in the amount of $7 and $0, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s Balance Sheet as the Company does not have the ability to sell or repledge the collateral.

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company is a member of the FHLB of New York. Through its membership, the Company establishes the option to access funds through secured borrowing arrangements with the FHLB. The Company is not in an active borrowing position; therefore, collateral pledged and borrowings are not applicable for this Company.

At December 31, 2020 and 2019, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2020	2019

Membership Stock:
Class B	3	3

Total	$3	$3

The Company is party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s Balance Sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve and an offsetting premium tax benefit at December 31, 2020 and 2019 for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. These amounts were not material to the Company’s financial position. The guaranty fund (benefit) expense was $5 for the year ended December 31, 2019 and insignificant for the years ended December 31, 2018 and 2020.

74

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

16. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which residential mortgage backed securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2020 and 2019, the Company had dollar repurchase agreements outstanding in the amount $146 and $66, which is included in borrowed money on the Balance Sheets. Those amounts included an insignificant amount of accrued interest at both December 31, 2020 and 2019. At December 31, 2020, securities with a book value of $146 and a fair value of $147 were subject to dollar repurchase agreements. These securities have maturity dates that range from May 1, 2050 to November 1, 2050. At December 31, 2019, securities with a book value of $66 and a fair value of $66 were subject to dollar repurchase agreements. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction’s scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of the dollar repurchase agreement positions are as follows:

		Fair Value
		2020		2019
Open	$	146	$	66
Total		146		66

Securities received		–		–

Total collateral received	$	146	$	66

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. During 2020 and 2019 there were no securities sold and reacquired within 30 days of the sale date.

17. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the Balance Sheet date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the Balance Sheet date (Type I). The Company has not identified any Type I subsequent events for the year ended December 31, 2020 through April 14, 2021.

Events that are indicative of conditions that arose after the Balance Sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified a Type II subsequent event for the year ended December 31, 2020. On March 31, 2021, the Company paid a common stock dividend of $100 to TA Corp.

75

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2020
Entity Name	FEIN

Transamerica Corporation	42-1484983
AEGON Asset Management Services Inc	39-1884868
AEGON Direct Marketing Services Inc	42-1470697
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA	20-5023693
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Intersecurities Ins Agency	42-1517005
Ironwood Re Corp	47-1703149
LIICA RE II	20-5927773
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334

76

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2020
Entity Name	FEIN

TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Watertree Reinsurance, Inc.	81-3715574
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Asset Management	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Corporation (OREGON)	98-6021219
Transamerica Finance Corporation	95-1077235
Transamerica Financial Advisors	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Pacific Re, Inc.	85-1028131
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc	52-1525601
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

77

Statutory-Basis

Financial Statement Schedule

78

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Millions)

December 31, 2020

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)

Fixed maturities
Bonds:
United States government and government agencies and authorities	$499	$734	$514
States, municipalities and political subdivisions	168	175	168
Foreign governments	103	117	103
Hybrid securities	106	108	106
All other corporate bonds	5,026	5,675	5,022
Preferred stocks	7	7	7

Total fixed maturities	5,909	6,816	5,920

Equity securities
Common stocks:
Industrial, miscellaneous and all other	8	10	10

Total equity securities	8	10	10

Mortgage loans on real estate	1,548		1,548
Policy loans	131		131
Other long-term investments	128		128
Receivable for derivative cash collateral posted to counterparty	19		19
Securities lending	398		398
Cash, cash equivalents and short-term investments	598		598

Total investments	$8,739		$8,752

(1)	Equity securities are reported at original cost. Fixed maturities are reported at original cost reduced by repayments and adjusted for amortization of premiums and accrual of discounts.

(2)

United States government, state, municipal and political, hybrid and corporate bonds of $4 are held at fair value rather than amortized cost due to having an NAIC 6 rating. No preferred stock securities are held at fair value due to having an NAIC 6 rating.

79

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Millions)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2020
Individual life	$1,362	$–	$23	$170	$59	$222	$48
Individual health	145	4	13	71	6	68	33
Group life and health	231	2	7	57	11	41	22
Annuity	5,296	–	–	4,937	235	7,527	(2,189)

	$7,034	$6	$43	$5,235	$311	$7,858	$(2,086)

Year ended December 31, 2019
Individual life	$1,246	$–	$14	$171	$62	$71	$66
Individual health	114	4	7	41	5	12	19
Group life and health	216	2	8	67	11	34	24
Annuity	4,911	–	–	5,027	266	6,650	(1,054)

	$6,487	$6	$29	$5,306	$344	$6,767	$(945)

Year ended December 31, 2018
Individual life	$1,145	$–	$17	$166	$48	$190	$63
Individual health	72	4	13	46	4	13	18
Group life and health	198	2	10	77	9	59	21
Annuity	5,218	–	1	4,913	238	8,007	(2,740)
Other	–	–	–	–	48	–	–

	$6,633	$6	$41	$5,202	$347	$8,269	$(2,638)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied

80

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Millions)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net

Year ended December 31, 2020
Life insurance in force	$25,806	$109,634	$107,398	$23,570	456%

Premiums:
Individual life	$188	$319	$301	$170	177%
Individual health	71	–	–	71	0%
Group life and health	66	10	1	57	2%
Annuity	4,932	–	5	4,937	0%

	$5,257	$329	$307	$5,235	6%

Year ended December 31, 2019
Life insurance in force	$26,128	$119,675	$117,274	$23,727	494%

Premiums:
Individual life	$189	$374	$356	$171	208%
Individual health	41	–	–	41	0%
Group life and health	81	15	1	67	1%
Annuity	5,022	–	5	5,027	0%

	$5,333	$389	$362	$5,306	7%

Year ended December 31, 2018
Life insurance in force	$25,897	$142,548	$139,964	$23,313	600%

Premiums:
Individual life	$183	$456	$439	$166	265%
Individual health	46	–	–	46	0%
Group life and health	81	5	1	77	1%
Annuity	4,909	1	5	4,913	0%

	$5,219	$462	$445	$5,202	8%

81

PART C	OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required statutory financial statements are included in Part B of this Registration Statement. Required separate account financials statements are incorporated by reference to N-VPFS (811-06032) filed on April 21, 2021. Required separate account financials statements are incorporated by reference to N-VPFS (811-08750) filed on April 21, 2021.

(b)	Exhibits:

	(1)		Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1

	(2)		Not Applicable.

	(3)	(a)	Amended and restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 10

		(b)	Broker/Dealer and Sales Agreement. Note 1

	(4)	(a)	Policy. Note 10

		(b)	Policy Rider (Return of Premium). Note 10

		(c)	Policy Rider (Annual Step-Up). Note 10

		(d)	Policy Rider (Additional Death Distribution). Note 10

		(e)	Policy Rider (Additional Death Distribution+). Note 10

		(f)	Policy Rider (GPS). Note 16

		(g)	Policy Rider (Income Link). Note 16

		(h)	Policy Rider (RIM). Note 16

		(i)	Policy Rider (Retirement Income Choice 1.6). Note 10

		(j)	Policy Rider (Transamerica Income Edge). Note 19

		(k)	Policy Endorsement (Income Payment Option Endorsement). Note 23

	(5)	(a)	Application (Transamerica Variable Annuity Series, Members Variable Annuity Series and Partners Variable Annuity Series). Note 16

	(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 2

		(b)	Bylaws of Transamerica Life Insurance Company. Note 2

	(7)		Reinsurance Agreements. Not Applicable

	(8)	(a)	Participation Agreement (AllianceBernstein). Note 3

		(a)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 4

		(a)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 5

		(a)(3)	Amendment No. 11 to Participation Agreement (AllianceBernstein). Note 6

		(a)(4)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 14

		(a)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 16

		(a)(6)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 22

		(a)(7)	Amended Schedule A to Participation Agreement dated May 1, 2020 (AllianceBernstein). Note 29

	(8)	(b)	Participation Agreement (American Funds). Note 7

		(b)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 7

		(b)(2)	Amendment No. 6 to Participation Agreement (American Funds). Note 1

		(b)(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 13

		(b)(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 15

		(b)(5)	Amendment No. 10 to Participation Agreement (American Funds). Note 21

		(b)(6)	Amendment No. 11 to Participation Agreement (American Funds). Note 22

		(b)(7)	Amendment No. 12 to Participation Agreement (American Funds). Note 29

	(8)	(c)	Participation Agreement (Fidelity). Note 8

		(c)(1)	Amendment No. 7 to Participation Agreement (Fidelity). Note 9

		(c)(2)	Summary Prospectus Agreement (Fidelity). Note 1

		(c)(3)	Amendment No. 8 to Participation Agreement (Fidelity). Note 11

		(c)(4)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Fidelity). Note 22

		(c)(5)	Amended Schedule A to Participation Agreement dated May 1, 2020 (Fidelity). Note 29

	(8)	(d)	Participation Agreement (GE). Note 7

		(d)(1)	Amendment No. 1 to Participation Agreement (GE). Note 6

		(d)(2)	Amendment No. 2 to Participation Agreement (GE). Note 11

		(d)(3)	Amendment No. 3 to Participation Agreement (GE/SSGA). Note 23

	(8)	(e)	Participation Agreement (TST). Note 10

		(e)(1)	Amendment No. 1 to Participation Agreement (TST). Note 11

		(e)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 12

		(e)(3)	Amended Schedule A to Participation Agreement dated October 31, 2013 (TST). Note 13

		(e)(4)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 14

		(e)(5)	Amendment No. 2 to Participation Agreement (TST). Note 15

		(e)(6)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 16

	(e)(7)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 17

	(e)(8)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 18

	(e)(9)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 18

	(e)(10)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 18

	(e)(11)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 20

	(e)(12)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 22

	(e)(13)	Amended Schedule A to Participation Agreement dated September 29, 2017 (TST). Note 23

	(e)(14)	Amended Schedule A to Participation Agreement Dated May 1, 2018 (TST). Note 24

	(e)(15)	Amended Schedule A to Participation Agreement Dated November 1, 2018 (TST). Note 24

	(e)(16)	Amended Schedule A to Participation Agreement dated May 1, 2020 (TST). Note 29

(8)	(f)	Participation Agreement (VOYA) Form of Note 18

	(f)(1)	Addendum to Participation Agreement (VOYA). Note 18

(9)		Opinion and Consent of Counsel. Note 30

(10)		Consent of Independent Registered Public Accounting Firm. Note 30

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney. Blake S. Bostwick, Fred Gingerich, Karyn Polak, David Schulz, C. Michiel van Katwijk Note 30

Note 1.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) filed on January 18, 2002.

Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-125817) filed on August 29, 2005.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) filed on November 19, 2009.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-125817) filed on April 27, 2006.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 333-125817) filed on September 10, 2012.

Note 10.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 12.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) filed on February 21, 2014.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-185573) filed on April 29, 2014.

Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2015.

Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186029) filed on October 13, 2015.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-185573) filed on April 27, 2016.

Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-186032) filed on October 31, 2016.

Note 20.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-215598) filed on January 18, 2017.

Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-189435) filed on August 8, 2016.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2017.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-185573) filed on April 30, 2017.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-185573) filed on April 25, 2019.

Note 25.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-233836) filed on September 19, 2019.

Note 26.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-233182) filed on January 31, 2020.

Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-185573) filed on April 28, 2020.

Note 28.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-249108) filed on September 29, 2020.

Note 29.	Incorporated herein by reference tot he Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-233836) filed on July 30, 2020.

Note 30.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director, Chief Executive Officer and President

Fred Gingerich 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Director, Chairman of the Board, Controller, Assistant Treasurer and Vice President

Karyn Polak 100 Light Street Baltimore, MD 21202	Director, General Counsel, Secretary and Senior Vice President

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer and Senior Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Chief Financial Officer, Executive Vice President and Treasurer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

As of December 31, 2020, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans
AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/Investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)

Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 55, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 56, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 59, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Community Investments 60, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 61, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 62, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 63, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 64, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Life Insurance Company owns 73.548%; Commonwealth General Corporation owns 26.452%	Marketing company
AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Energy Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
Aegon LIHTC Fund 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Life Insurance Company (25.49750%); non-affiliate of AEGON, Citibank, N.A. (48.9950%)

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member - Aegon Community Investments 52, LLC (0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank (7.58%); Ally Bank (11.35%); US Bank (7.58%); Bank of the West (7.46%)

Investments
Aegon LIHTC Fund 54, LLC	Delaware	Non-Member Manager Aegon Community Investments 54, LLC (0%); Members: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 55, LLC	Delaware

Members: Managing Member - Aegon Community Investments 55, LLC (.01%); Transamerica Life Insurance Company (2.82%); non-affiliates of AEGON, Bank of Hope (14.26%); CMFG Life Insurance Company (9.72%); Citibank, N.A. (21.69%); ZB

National Association (1.81%); Ally Bank (8.21%); U.S. Bancorp Community Development Corporation (22.10%); Lake City Bank (1.47%); The Guardian Life Insurance Company of America (10.45%); Minnesota Life Insurance Company (7.46%)

Investments
Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member - Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as Investor Member (99.99%)	Investments
Aegon LIHTC Fund 58, LLC	Delaware

Members: Managing Member - Aegon Community Investments 58, LLC (0.01%); Transamerica Life Insurance Company (12%); non-affiliates of AEGON, Allstate Insurance Company (12%); Allstate Life Insurance Company (12%); Ally Bank (17%); CMFG Life Insurance Company (8.05%); Santander Bank, N.A. (22.25%); U.S. Bancorp Community Development Corporation (19.47%); Zions Bancorporation, N.A. (6.35%)

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 60, LLC	Delaware	Non-Member Manager Aegon Community Investments 60, LLC (0%); Member: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 61, LLC	Delaware	Non-Member Manager Aegon Community Investments 61, LLC (0%); Members: non-affiliate of Aegon, HSBC Bank, N.A. (100%)\	Investments
Aegon LIHTC Fund 62, LLC	Delaware	Sole Member: Aegon Community Investments 62, LLC	Investments
Aegon LIHTC Fund 63, LLC	Delaware	Sole Member: Aegon Community Investments 63, LLC	Investments
Aegon LIHTC Fund 64, LLC	Delaware	Sole Member: Aegon Community Investments 64, LLC	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Sole Member: Tramsamerica Life Insurance Company	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
Aegon Market Neutral Income Fund, LLC	Delaware	AEGON USA Investment Management, LLC is the sole Member until the first Investor buys in, then the entity will be managed by a 3-Member Board of Managers.	Investments
Aegon Multi-Family Equity Fund, LLC	Delaware	Members: Transamerica Life Insurance Company (20%); Transamerica Financial Life Insurance Company (5%); non-affiliate of AEGON: Landmark Real Estate Partners VIII, L.P. (72.1591%).	Investments
Aegon Opportunity Zone Fund Joint Venture 1, LLC	Delaware	Sole Member: Aegon OZF Investments 1, LLC	Investments
Aegon OZF Investments 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon Private Opportunities Partners I, LLC	Delaware	Sole member: Transamerica Life Insurance Company	Investments (private equity)
Aegon Upstream Energy Fund, LLC	Delaware	Sole Member: AEGON Energy Management, LLC	Investments
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Aegon Workforce Housing Boynton Place REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Fund 2 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LP	Holding company
Aegon Workforce Housing Fund 2, LP	Delaware	General Partner is AWHF2 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (80%) and Transamerica Financial Life Insurance Company (20%)	Investments
Aegon Workforce Housing Fund 3 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 3, LP	Holding company
Aegon Workforce Housing Fund 3,LP	Delaware	General Partner is AWHF3 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (90%) and Transamerica Financial Life Insurance Company (10%)	Investments
Aegon Workforce Housing Park at Via Rosa REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Separate Account 1, LLC	Delaware

Members: Transamerica Life Insurance Company (20.08%); Transamerica Financial Life Insurance Company (4.170%); non-affiliates of AEGON: Lake Tahoe IV, L.P. (23.860%); Townsend RE Global Special Solutions, L.P. (10.230%); Townsend Real Estate Alpha Fund III, L.P. (40.910%). Member Manager: AWHSA Manager 1, LLC.

Multifamily private equity structure with third- party Investor
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% Member; Cupples State LIHTC Investors, LLC - 1% Member; TAH Pentagon Funds, LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AUIM Credit Opportunities Fund, LLC	Delaware	Members: AEGON USA Invesmtent Management, LLC (98.36%); non- affiliate of AEGON (1.64%)	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AWHF2 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHF3 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHSA Manager 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Multifamily private equity structure with third- party Investor
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- Barfield, LLC (50%)	Investments
Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments in low income housing tax credit properties
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments
Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset Manager: non-affiliate of AEGON, Solar TC Corp. (100%) Investor Member	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Transamerica Life Insurance Company (.01%); non-affiliate of AEGON, Aegon Community Investments III, (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Members: Managing Member, Garnet Community Investments XII (.01%), Garnet LIHTC Fund XII-B (13.30%), Garnet LIHTC Fund XII-C (13.30%); non- affiliate of Aegon, Bank of America, N.A. (73.39%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%) and Transamerica Life Insurance Company (.01%).	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Managing Member, Garnet Community Investments .01%; Garnet LIHTC Fund XIII-A (68.10%); Garnet LIHTC Fund XIII-B (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non- affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non- affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non- affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non- affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non- affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: Garnet Community Investments XXXIV, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non- affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as Managing Member; JPM Capital Corporation, a non-AEGON affiliate (99%) as Investor Member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-Member Manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC a Managing Member (1%); non-AEGON affiliate, FNBC Leasing Corporation as Investor Member (99%)	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC (.01%); non- AEGON affiliate, Partner Reinsurance Company of the U.S. (99.99%)	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% Managing Member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) Managing Member; non-affiliates of AEGON: Community Trust Bank (83.33%) Investor Member; Metropolitan Bank (16.66%) Investor Member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) Managing Member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) Investor Member	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community Investments XLVII, LLC (1%) Managing Member; Transamerica Life Insurance Company (14%) Investor Member; non- affiliate of AEGON: Citibank, N.A. (49%) Investor Member; New York Life Insurance Company (20.5%) Investor Member and New York Life Insurance and Annuity Corporation (15.5%) Investor Member

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLVIII, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)

Investments
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% Investor limited partner); Transamerica Affordable Housing, Inc. (non-owner special limited partner); non- affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); TAH Imani Fe GP, LLC (.0033% co- general partner); Grant Housing and Economic Development Corporation (.0033% Managing general partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Life Insurance Company	Insurance agency
Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments
LIHTC Fund 56, LLC	Delaware	Members: Managing Member - Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LIHTC Fund 59, LLC	Delaware	Members: Non-Member Manager Aegon Community Investments 59, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (99.99%); Dominium Taxable Fund II, LLC (0.01%)	Investments
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Money Services, Inc.	Delaware	100% AUSA Holding, LLC

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer- related software and hardware services, including procurement and contract services to some or all of the Members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
Natural Resources Alternatives Portfolio I, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC	Investment vehicle - to invest in Natural Resources
Natural Resources Alternatives Portfolio II, LLC	Delaware	Members: Transamerica Life Insurance Company (95%); Transamerica Financial Life Insurance Company (5%)	Investment vehicle
Natural Resources Alternatives Portfolio 3, LLC	Delaware	Members: Transamerica Life Insurance Company (90%); Transamerica Financial Life Insurance Company (10%)	Investment vehicle
Nomagon Title Grandparent, LLC	Delaware	Sole member is AEGON USA Asset Management Holding, LLC; AEGON USA Realty Advisors, LLC is the non- member manager of this entity	Investment vehicle

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Nomagon Title Holding 1, LLC	Delaware	Sole member is Nomagon Title Parent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Nomagon Title Parent, LLC	Delaware	Sole member is Nomagon Title Grandparent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- MITBK, LLC (50%)	Investments
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Marketing non-insurance products
Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non- affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Member: Transamerica Life Insurance Company. Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (90.6%).	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
TA Private Equity Assets, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments (private equity)
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
THH Acquisitions, LLC	Iowa	Sole Member - Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Asset Management, Inc.	Florida	Transamerica Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company
Transamerica Corporation	Delaware	100% AEGON International B.V.	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance
Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Redwood Park, LLC	Delaware	Sole Member - Transamerica Corporation	Hold property interests in Redwood Park in California
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
US PENG, INC.	Delaware	Sole Member: AEGON Levensverzekering N.V.	Energy investment strategy
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	Iowa	100% Transamerica Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non- AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (69.15%); Transamerica Financial Life Insurance Company (16.58%); Transamerica Pacific Insurance Company, Ltd. (14.27%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of February 28, 2021, there were 94,466 Owners of the Policies for Transamerica Variable Annuity Series; and 3,695 Owners of the Policies for Members® Variable Annuity Series; and 572 Owners of the Policies for Partners Variable Annuity Series.

Item 28. Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A, Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II, Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director, Chairman of the Board, Chief Executive Officer and President

Doug Hellerman	(3)	Chief Compliance Officer and Vice President

Gregory E. Miller-Breetz	(1)	Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$72,620,619	0	0	0

(1)	Fiscal Year 2020

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a)

Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the contract may be accepted.

(b)

Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)

The Depositor hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Denver and State of Colorado, on this 27th day of April 2021.

SEPARATE ACCOUNT VA B Registrant TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Blake S. Bostwick Director, Chief Executive Officer and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Blake S. Bostwick	Director, Chief Executive Officer and President	April 27, 2021

* Fred Gingerich	Director, Chairman of the Board, Controller, Assistant Treasurer and Vice President	April 27, 2021

* Karyn Polak	Director, General Counsel, Secretary and Senior Vice President	April 27, 2021

* David Schulz	Director, Chief Tax Officer and Senior Vice President	April 27, 2021

* C. Michiel van Katwijk	Director, Chief Financial Officer, Executive Vice President and Treasurer	April 27, 2021

/s/Brian Stallworth	Assistant Secretary	April 27, 2021
Brian Stallworth

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.